                                          1933 Act File No. 33-33852
                                          1940 Act File No. 811-6061

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X

    Pre-Effective Amendment No.         ....................

    Post-Effective Amendment No.   24 ......................         X

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X

    Amendment No.   26 .....................................         X

                              FEDERATED INDEX TRUST
               (Exact Name of Registrant as Specified in Charter)
                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)
                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

 _  immediately upon filing pursuant to paragraph (b)
 X  on December 27, 2002 pursuant to paragraph (b)
  _ 60 days after filing pursuant to paragraph (a) (i)
  _ on                   pursuant to paragraph (a) (i)
    75 days after filing pursuant to paragraph (a)(ii)
    on _______________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   Copies To:

                           Matthew G. Maloney, Esquire
                  Dickstein, Shapiro, Morin & Oshinsky, LLP
                                2101 L Street, NW
                              Washington, DC 20037

[Logo of Federated]

Federated Mid-Cap Index Fund

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A Portfolio of Federated Index Trust

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PROSPECTUS

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December 31, 2002

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A mutual fund seeking to provide investment results generally corresponding to the aggregate price and dividend performance of publicly traded common stocks comprising the Standard & Poor's MidCap 400 Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary	1
What are the Fund's Fees and Expenses?	4
What are the Fund's Investment Strategies?	5
What are the Principal Securities in Which the Fund Invests?	5
What are the Specific Risks of Investing in the Fund?	6
What do Shares Cost?	7
How is the Fund Sold?	8
How to Purchase Shares	8
How to Redeem Shares	10
Account and Share Information	12
Who Manages the Fund?	13
Financial Information	14
Report of Ernst & Young LLP, Independent Auditors	35

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide investment results generally corresponding to the aggregate price and dividend performance of publicly-traded common stocks that comprise the mid-level stock capitalization sector of the United States equity market. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

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The Fund normally invests its assets primarily in common stocks included in the Standard & Poor's MidCap 400 Index (S&P 400).

The Fund's investment manager ("Manager") has received an exemptive order from the SEC to permit the Trust and the Board of Trustees to appoint and replace subadvisers for the Fund and to enter into and amend the Fund's subadvisory agreements without further shareholder approval. See "Who Manages the Fund?"

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's share price may decline suddenly or over a sustained period of time.
  Risks Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.
  Liquidity Risks. Equity securities that are not widely held may trade less frequently than more widely held securities. This limits trading opportunity, making it more difficult to sell or buy the securities at a favorable price or time.
  Sector Risks. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund's performance may be more susceptible to any developments that affect those sectors emphasized by the Fund.
  Credit Risk. Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

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Risk/Return Bar Chart and Table

The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The Fund's shares are sold without a sales charge (load). The total returns shown in the bar chart above are based upon net asset value.

The Fund's total return for the nine-month period from January 1, 2002 to September 30, 2002 was (19.60)%.

Within the period shown in the bar chart, the Fund's highest quarterly return was 27.73% (quarter ended December 31, 1998). Its lowest quarterly return was (16.68)% (quarter ended September 30, 2001).

Average Annual Total Return Table

Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund to illustrate the effect of federal taxes on the Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the S&P 400, a broad based market index. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

(For the periods ended December 31, 2001)

	1 Year	5 Year	Start of Performance[1]
Fund:
Return Before Taxes	(1.30)%	15.21%	14.94%
Return After Taxes on Distributions[2]	(1.91)%	12.35%	12.34%
Return After Taxes on Distributions and Sale of Fund Shares[2]	(0.54)%	11.75%	11.65%
S&P 400	(0.60)%	16.12%	16.03%

1 The Fund's start of performance date was November 5, 1992.

2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401 (k) plans.

What are the Fund's Fees and Expenses?

FEDERATED MID-CAP INDEX FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.40%
Distribution (12b-1) Fee	None
Shareholder Services Fee[3]	0.25%
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.73%
1 Although not contractually obligated to do so, the Manager and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended October 31, 2002.
Total Waivers of Fund Expenses	0.23%
Total Actual Annual Fund Operating Expenses (after waivers)	0.50%
2 The Manager voluntarily waived a portion of the management fee. The Manager can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.39% for the fiscal year ended October 31, 2002.
3 A portion of the shareholder services fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund (after the voluntary waiver) was 0.03% for the fiscal year ended October 31, 2002.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$ 75
3 Years	$233
5 Years	$406
10 Years	$906

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What are the Fund's Investment Strategies?

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In pursuing its investment objective, the Fund normally invests its assets primarily in common stocks included in the S&P 400. As of November 30, 2002, the capitalization range of the issuers comprising the S&P 400 was $100 million to $7,732 million. As of the same date, the weighted median market capitalization of the Fund was $2.3 billion. Market capitalization is determined by multiplying the number of outstanding shares of an issuer by the current market price per share. The Fund seeks to reduce the difference in the Fund's portfolio performance relative to the S&P 400 ("tracking error") by investing in a portfolio that seeks to replicate, as closely as possible, the composition of the S&P 400. The Fund attempts to achieve a 0.95 or better correlation between the performance of the Fund and, that of the S&P 400. The Fund also may employ the following strategies to attempt to further reduce tracking error: (1) buying and selling securities after announced changes in the S&P 400 but before the effective date of the changes; (2) purchasing S&P 400 futures contracts in amounts approximating the cash held in the Fund's portfolio; and (3) lending the Fund's securities to broker-dealers or other institutions to earn income for the Fund. Because the Fund refers to Index investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less the 80% of its assets in Index investments.

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What are the Principal Securities in Which the Fund Invests?

EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund may invest.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

STOCK INDEX FUTURES

Stock index futures provide for the future sale by one party and purchase by another party of a specified amount of an index at a price, date, and time specified when the contract is made. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. Futures are considered to be commodity contracts.

Securities Lending

The Fund may lend portfolio securities to borrowers that the Manager deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to credit risks.

What are the Specific Risks of Investing in the Fund?

STOCK MARKET RISKS

  The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline. The Fund's investment in stock index futures will be subject to the same risk.

RISKS RELATED TO COMPANY SIZE

  Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.
  Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

LIQUIDITY RISKS

  Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.
  Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.
  Over-the-counter (OTC) derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

SECTOR RISKS

  Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Manager allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

CREDIT RISKS

  Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

What do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The Fund generally values equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market).

Futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option.

The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions acting on behalf of their customers or to individuals, directly or through investment professionals.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

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Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

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BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

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You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

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DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends quarterly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

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Fund distributions are expected to be both dividends and capital gains. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

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Who Manages the Fund?

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The Board of Trustees governs the Fund. The Board selects and oversees the Manager, Federated Investment Management Company. The Manager, in turn, oversees the management of the Fund's assets by the Sub-Manager, Deutsche Asset Management, Inc. The Manager's responsibilities include selecting the Sub-Manager and continued review and evaluation of the Sub-Manager's performance. The Manager's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The Manager has delegated daily management of the Fund's assets to the Sub-Manager, who is paid by the Manager and not by the Fund, based on net assets under management. The Sub-Manager has complete discretion, subject to the Manager's oversight, to purchase and sell portfolio securities for the Fund. The Sub-Manager's address 280 Park Avenue, 28th Floor, New York, NY 10013. As of September 30, 2002, the Sub-Manager had approximately $111.5 billion in assets under management. The Manager and other subsidiaries of Federated advise approximately 139 mutual funds and separate accounts, which totaled approximately $180 billion in assets as of December 31, 2001. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,800 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

On September 27, 2002, Northern Trust Investments, Inc. (Northern) announced its intention to acquire the passive asset management business of the Sub-Manager. Upon the acquisition by Northern, the current subadvisory agreement with the Sub-Manager will automatically terminate. The Board has approved an interim agreement with Northern that may go into effect if the Board has not approved a permanent subadvisory agreement prior to the termination of the current subadvisory agreement.

The Manager is ultimately responsible for the Fund's investment performance because of its responsibility to oversee sub-managers. The Manager has been granted an exemptive order from the SEC, which permits the Manager, subject to approval by the Board of Trustees, to hire and terminate sub-managers and to change materially the terms of sub-management agreements, including the compensation paid to sub-managers by the Manager, without the approval of the shareholders of the Fund. The Fund will notify shareholders of any change in sub-managers. The current Sub-Manager has no affiliations with the Fund or the manager other than as Sub-Manager. The Manager, not the Fund, pays the fees of the Sub-Manager.

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MANAGEMENT FEES

The Manager receives an annual investment management fee of 0.40% of the Fund's average daily net assets. The Manager may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information

FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

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Financial Highlights

(For a Share Outstanding Throughout Each Period)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors, on page 35.

Year Ended October 31	2002	2001	2000	1999	1998
Net Asset Value, Beginning of Period	$15.26	$20.13	$17.63	$16.53	$17.17
Income From Investment Operations:
Net investment income	0.10	0.11	0.17	0.16	0.20
Net realized and unrealized gain (loss) on investments and futures contracts	(0.90)	(2.51)	4.71	2.92	0.74

TOTAL FROM INVESTMENT OPERATIONS	(0.80)	(2.40)	4.88	3.08	0.94

Less Distributions:
Distributions from net investment income	(0.10)	(0.14)	(0.16)	(0.15)	(0.20)
Distributions from net realized gain on investments and futures contracts	(0.25)	(2.33)	(2.22)	(1.83)	(1.38)

TOTAL DISTRIBUTIONS	(0.35)	(2.47)	(2.38)	(1.98)	(1.58)

Net Asset Value, End of Period	$14.11	$15.26	$20.13	$17.63	$16.53

Total Return[1]	(5.47)%	(12.97)%	30.40%	20.23%	5.73%

Ratios to Average Net Assets:

Expenses	0.50%	0.58%	0.57%	0.60%	0.61%

Net investment income	0.66%	0.72%	1.03%	0.98%	1.12%

Expense waiver/reimbursement[2]	0.23%	0.22%	0.22%	0.22%	0.28%

Supplemental Data:

Net assets, end of period (000 omitted)	$364,656	$304,982	$213,466	$110,100	$83,630

Portfolio turnover	40%	30%	38%	40%	25%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

October 31, 2002

Shares			Value
		COMMON STOCKS--96.8%1
		Consumer Discretionary--16.7%
34,166	[2,3]	99 Cents Only Stores	$924,190
51,200	[2]	Abercrombie & Fitch Co., Class A	912,384
35,250	[2,3]	American Eagle Outfitters, Inc.	510,772
35,700		ArvinMeritor, Inc.	540,855
37,100	[2]	BJ's Wholesale Club, Inc.	750,162
10,100	[3]	Bandag, Inc.	386,224
35,200	[2]	Barnes & Noble, Inc.	742,720
58,300		Belo (A.H.) Corp., Series A	1,346,730
22,700		Blyth Industries, Inc.	640,140
17,100		Bob Evans Farms, Inc.	425,277
40,000	[2]	Borders Group, Inc.	689,200
14,100	[3]	Borg-Warner Automotive, Inc.	634,218
50,612	[2]	Brinker International, Inc.	1,436,875
27,950		CBRL Group, Inc.	654,868
42,900	[2]	CDW Computer Centers, Inc.	2,274,558
38,400	[3]	Callaway Golf Co.	470,016
51,300	[2,3]	CarMax, Inc.	840,807
16,100		Carlisle Cos., Inc.	600,047
27,200	[2]	Catalina Marketing Corp.	526,320
24,700	[2,3]	Cheesecake Factory, Inc.	837,330
23,850		Claire's Stores, Inc.	614,376
67,495	[3]	Clayton Homes, Inc.	764,043
44,800	[2]	Coach, Inc.	1,332,800
44,600	[2]	Copart, Inc.	475,882
75,350	[3]	D. R. Horton, Inc.	1,451,994
49,200		Dial Corp	1,045,992
58,500	[2,3]	Dollar Tree Stores, Inc.	1,537,965
27,800	[2,3]	Emmis Communications, Corp., Class A	606,596
25,800	[2,3]	Entercom Communication Corp.	1,269,876
45,400	[2]	Extended Stay America, Inc.	567,500
22,200		Federal Signal Corp.	374,958
29,700	[2]	Furniture Brands International, Inc.	671,517
37,000	[2]	Gentex Corp.	1,090,760
30,100	[2]	Gtech Holdings Corp.	782,600
46,200		Harte-Hanks	881,496
53,200	[2]	Hispanic Broadcasting Corp.	1,143,800
26,000		International Speedway Corp., Class A	1,012,440
26,700	[2,3]	Krispy Kreme Doughnuts, Inc.	915,810
33,800	[2]	Lear Corp.	1,235,390
21,600		Lee Enterprises, Inc.	706,320
33,000	[3]	Lennar Corp.	1,820,610
25,100	[2,3]	Macrovision Corp.	323,790
35,300	[2]	Mandalay Resort Group	998,637
11,400		Media General, Inc., Class A	623,580
34,000	[2]	Michaels Stores, Inc.	1,528,640
16,300		Modine Manufacturing Co.	285,087
34,300	[2,3]	Mohawk Industries, Inc.	1,836,765
23,500	[2,3]	Neiman-Marcus Group, Inc., Class A	683,850
38,700	[2]	Outback Steakhouse, Inc.	1,317,735
10,100	[2,3]	Papa Johns International, Inc.	262,903
156,100	[2]	Park Place Entertainment Corp.	1,131,725
11,923	[2,3]	Payless ShoeSource, Inc.	602,112
69,100	[2]	PETsMART, Inc.	1,320,501
48,000		Pier 1 Imports, Inc.	904,800
48,800		Readers Digest Association, Inc., Class A	793,488
40,400		Ross Stores, Inc.	1,690,740
69,836	[2]	Saks, Inc.	757,721
20,400	[2]	Scholastic Corp.	900,660
45,300		Six Flags, Inc.	207,021
12,700	[3]	Superior Industries International, Inc.	539,369
18,500	[2]	Timberland Co., Class A	587,930
26,500	[2]	Unifi, Inc.	146,280
41,000	[2]	United Rentals, Inc.	250,100
4,800		Washington Post Co., Class B	3,493,920
52,600	[2]	Westwood One, Inc.	1,909,380
56,700	[2,3]	Williams-Sonoma, Inc.	1,349,460

		TOTAL	60,892,612

		Consumer Staples--5.3%
19,300	[3]	Church and Dwight, Inc.	667,394
46,200	[2]	Constellation Brands, Inc., Class A	1,170,246
46,266	[2]	Dean Foods Co.	1,734,512
29,400		Dole Food, Inc.	863,772
17,000	[3]	Dreyers Grand Ice Cream, Inc.	1,200,710
68,000		Hormel Foods Corp.	1,645,600
23,600		Interstate Bakeries Corp.	587,876
17,949		Lancaster Colony Corp.	815,782
18,700	[3]	Longs Drug Stores Corp.	417,945
72,400		McCormick & Co., Inc.	1,610,176
75,800		PepsiAmericas, Inc.	1,163,530
22,800		Ruddick Corp.	341,544
23,500		Sensient Technologies Corp.	572,225
56,700	[2]	Smithfield Foods, Inc.	881,118
25,018		Smucker (J.M.) Co.	915,909
25,297		Tootsie Roll Industries, Inc.	797,867
180,327		Tyson Foods, Inc., Class A	1,996,220
14,400	[3]	Universal Corp.	507,168
28,900	[2,3]	Whole Foods Market, Inc.	1,348,301

		TOTAL	19,237,895

		Energy--6.9%
26,500	[2]	Cooper Cameron Corp.	1,235,430
76,400		ENSCO International, Inc.	2,065,856
32,028	[2]	FMC Technologies, Inc.	592,518
23,000	[2]	Forest Oil Corp.	573,850
54,466	[2]	Grant Prideco, Inc.	526,142
32,100	[2,3]	Hanover Compressor Co.	336,729
24,500		Helmerich & Payne, Inc.	693,595
23,600		Murphy Oil Corp.	1,978,388
39,700	[2,3]	National-Oilwell, Inc.	827,745
27,900		Noble Energy, Inc.	1,015,281
90,118		Ocean Energy, Inc.	1,678,898
16,800		Overseas Shipholding Group, Inc.	291,480
38,700	[2,3]	Patterson-UTI Energy, Inc.	1,119,204
59,600		Pioneer Natural Resources, Inc.	1,482,252
69,400	[2,3]	Pride International, Inc.	963,272
52,200	[2]	Smith International, Inc.	1,631,772
32,000		Tidewater, Inc.	901,440
54,400		Valero Energy Corp.	1,915,424
47,282	[2,3]	Varco International, Inc.	777,316
66,266	[2,3]	Weatherford International Ltd.	2,653,291
16,100	[3]	Western Gas Resources, Inc.	533,071
64,200		XTO Energy, Inc.	1,544,010

		TOTAL	25,336,964

		Financials--18.7%
26,000	[3]	Allmerica Financial Corp.	221,260
20,400	[3]	AmerUs Group Co.	585,480
33,700		American Financial Group, Inc.	781,166
78,700	[2,3]	AmeriCredit Corp.	597,333
39,915		Associated Banc Corp.	1,339,547
46,600		Astoria Financial Corp.	1,219,988
35,800		Bank of Hawaii Corp.	1,060,396
76,800		Banknorth Group, Inc.	1,779,456
26,300		City National Corp.	1,190,075
58,900		Colonial BancGroup, Inc.	704,444
32,700	[3]	Commerce Bancorp, Inc.	1,501,257
66,600		Compass Bancshares, Inc.	2,151,180
180,000	[2]	E*Trade Group, Inc.	810,000
36,300		Eaton Vance Corp.	1,042,173
41,087		Edwards(AG), Inc.	1,351,762
26,500		Everest Re Group Ltd.	1,537,530
49,170		Fidelity National Financial, Inc.	1,484,934
35,150		First Virginia Bank, Inc.	1,315,665
41,600		FirstMerit Corp.	950,560
42,900		Gallagher (Arthur J.) & Co.	1,150,578
68,500		Golden State Bancorp, Inc.	2,520,115
27,900	[3]	Greater Bay Bancorp	425,196
50,800		Greenpoint Financial Corp.	2,213,356
30,500	[3]	HCC Insurance Holdings, Inc.	748,165
82,000		Hibernia Corp., Class A	1,616,220
20,000		Horace Mann Educators Corp.	300,200
31,100		Hospitality Properties Trust	1,017,592
30,300		Independence Community Bank Corp.	777,801
31,800	[2,3]	IndyMac Bancorp Inc.	592,752
24,149	[2]	Investment Technology Group, Inc.	770,353
31,500	[3]	Investors Financial Services Corp.	966,105
28,900	[2,3]	Labranche & Co. Inc.	780,589
33,500	[3]	Legg Mason, Inc.	1,556,410
27,100		Leucadia National Corp.	1,016,521
46,739	[3]	M & T Bank Corp.	3,828,859
34,250		Mercantile Bankshares Corp.	1,333,695
35,100	[3]	Metris Cos., Inc.	100,035
24,100	[3]	Mony Group, Inc.	616,237
103,050		National Commerce Financial Corp.	2,522,664
36,400		Neuberger Berman, Inc.	1,068,704
46,300	[3]	New Plan Excel Realty Trust	802,379
55,800		New York Community Bancorp, Inc.	1,620,432
29,600	[2,3]	Ohio Casualty Corp.	390,424
62,200		Old Republic International Corp.	1,854,182
46,500		PMI Group, Inc.	1,385,700
33,600		Protective Life Corp.	960,288
26,500	[3]	Provident Financial Group, Inc.	688,735
48,500		Radian Group, Inc.	1,710,595
44,750		Roslyn Bancorp, Inc.	741,015
54,200		SEI Investments, Co.	1,446,598
22,400	[2]	Silicon Valley Bancshares	420,896
134,500	[3]	Sovereign Bancorp, Inc.	1,893,760
14,500		StanCorp Financial Group, Inc.	783,000
38,900		TCF Financial Corp.	1,650,916
33,200		Unitrin, Inc.	1,045,800
42,400		Waddell & Reed Financial, Inc., Class A	742,000
26,100		Webster Financial Corp.	845,901
16,400		Westamerica Bancorporation	696,672
32,200		Wilmington Trust Corp.	977,270

		TOTAL	68,202,916

		Healthcare--13.1%
47,600	[2]	AdvancePCS	1,194,760
53,900	[2]	Apogent Technologies, Inc.	979,902
26,600	[2]	Apria Healthcare Group, Inc.	648,774
21,400	[2,3]	Barr Laboratories, Inc.	1,258,962
32,000	[3]	Beckman Coulter, Inc.	891,200
23,200	[2,3]	Charles River Laboratories International, Inc.	852,600
30,500	[2,3]	Covance, Inc.	679,540
60,000	[2]	Cytyc Corp.	627,600
40,300		Dentsply International, Inc.	1,487,876
29,200	[2]	Edwards Lifesciences Corp.	750,148
40,000	[2,3]	Express Scripts, Inc., Class A	2,167,200
49,600	[2,3]	First Health Group Corp.	1,288,608
99,100	[2]	Gilead Sciences, Inc.	3,442,734
62,440	[2]	Health Net, Inc.	1,461,096
22,600	[2]	Henry Schein, Inc.	1,133,842
30,800		Hillenbrand Industries, Inc.	1,601,600
43,900	[3]	ICN Pharmaceuticals, Inc.	366,565
77,100	[2,3]	IDEC Pharmaceuticals Corp.	3,548,142
32,900	[2]	Incyte Genomics, Inc.	162,526
99,325		Ivax Corp.	1,246,529
19,300	[2,3]	LifePoint Hospitals, Inc.	605,055
54,400	[2]	Lincare Holdings, Inc.	1,853,408
140,992	[2,3]	Millennium Pharmaceuticals, Inc.	1,048,980
63,700		Mylan Laboratories, Inc.	2,004,639
46,100		Omnicare, Inc.	1,001,753
45,000	[2]	Oxford Health Plans, Inc.	1,600,200
18,798	[2,3]	PacifiCare Health Systems, Inc.	555,669
33,400	[2]	Patterson Dental Co.	1,720,434
293	[2]	Per-Se Technologies, Inc., Warrants -- 7/8/2003	32
35,500	[2]	Perrigo Co.	447,300
43,500	[2]	Protein Design Laboratories, Inc.	361,050
49,400	[2]	Quest Diagnostic, Inc.	3,153,202
56,600	[2]	SICOR, Inc.	842,208
43,400	[2,3]	Sepracor, Inc.	377,580
34,000	[2]	Steris Corp.	902,020
38,080	[2]	Triad Hospitals, Inc.	1,389,920
30,700	[2]	Universal Health Services, Inc., Class B	1,488,336
26,800	[2,3]	VISX, Inc.	217,348
35,000		Varian Medical Systems, Inc.	1,687,700
37,100	[2]	Vertex Pharmaceuticals, Inc.	727,531

		TOTAL	47,774,569

		Industrials--12.0%
38,700	[2]	AGCO Corp.	982,980
16,200		AMETEK, Inc.	571,698
23,700		Airborne, Inc.	305,493
13,000	[2]	Alaska Air Group, Inc.	281,320
15,647		Albany International Corp., Class A	331,560
20,000		Alexander and Baldwin, Inc.	465,020
12,250		Banta Corp.	377,300
61,500	[2,3]	Bisys Group, Inc.	1,100,850
41,400		C.H. Robinson Worldwide, Inc.	1,224,198
25,100		CNF, Inc.	807,969
27,900	[2]	CSG Systems International, Inc.	359,324
22,700	[2,3]	Career Education Corp.	910,497
72,300	[2]	Ceridian Corp.	996,294
34,100	[2]	Certegy, Inc.	716,100
38,200	[2,3]	Checkfree Corp.	621,896
42,033	[2]	ChoicePoint, Inc.	1,591,369
61,400	[2]	DST Systems, Inc.	1,888,050
34,300	[2]	DeVRY, Inc.	487,060
21,600		Donaldson Co., Inc.	681,912
38,500	[2]	Dun & Bradstreet Corp.	1,407,175
23,500	[2]	Dycom Industries, Inc.	255,445
23,400	[2,3]	EGL, Inc.	312,858
17,100	[2]	Education Management Corp.	627,570
43,825	[2]	Energizer Holdings, Inc.	1,307,738
50,700		Expeditors International of Washington, Inc.	1,597,557
37,200	[3]	Fastenal Co.	1,262,940
29,700	[2,3]	Flowserve Corp.	348,084
26,500	[3]	GATX Corp.	531,325
20,225		Granite Construction, Inc.	324,004
28,900		HON Industries, Inc.	738,395
19,600		Harsco Corp.	502,740
28,980		Hubbell, Inc., Class B	983,871
18,400	[2,3]	Hunt (J.B.) Transportation Services, Inc.	509,496
26,600	[2]	Jacobs Engineering Group, Inc.	805,714
14,700		Kaydon Corp.	293,559
17,675		Kelly Services, Inc., Class A	418,191
18,400		Kennametal, Inc.	573,528
18,600	[2,3]	Korn/Ferry International	158,658
47,700	[2,3]	L-3 Communications Holdings, Inc.	2,241,900
39,500	[3]	Manpower, Inc.	1,346,950
37,200	[3]	Miller Herman, Inc.	671,460
16,400		Nordson Corp.	424,924
25,700		Pentair, Inc.	849,128
26,600		Pittston Brink's Group	563,122
27,900		Precision Castparts Corp.	541,539
33,700	[3]	Quanta Services, Inc.	107,166
84,400	[2]	Republic Services, Inc.	1,736,952
15,100		Rollins, Inc.	357,115
41,600		SPX Corp.	1,747,616
5,300	[3]	Sequa Corp., Class A	204,103
30,100	[2]	Sothebys Holdings, Inc., Class A	228,459
42,300	[2]	Swift Transportation Co.	680,607
19,500	[2]	Sylvan Learning Systems, Inc.	297,765
9,100		Tecumseh Products Co., Class A	412,776
20,300		Teleflex, Inc.	853,818
22,450	[3]	Trinity Industries, Inc.	352,465
27,700	[2]	Valassis Communications, Inc.	714,660
43,500		Viad Corp.	844,770
20,300		Wallace Computer Services, Inc.	371,693
21,200		York International Corp.	498,624

		TOTAL	43,707,350

		Information Technology--11.4%
174,600	[2]	3Com Corp.	736,637
33,900	[2,3]	Activision, Inc.	694,950
45,600	[2]	Acxiom Corp.	574,560
18,900	[2,3]	Adtran, Inc.	479,871
40,400	[2]	Advanced Fibre Communications	653,632
17,000	[2,3]	Advent Software, Inc.	239,870
66,900	[2,3]	Affiliated Computer Services, Inc., Class A	3,080,745
52,750	[2]	Arrow Electronics, Inc.	692,607
125,600	[2,3]	Ascential Software Corp.	303,952
229,000	[2,3]	Atmel Corp.	382,430
58,600	[2]	Avnet, Inc.	544,980
22,000	[2]	Avocent Corp.	440,000
11,842	[2,3]	Cabot Microelectronics Corp.	537,508
131,000	[2]	Cadence Design Systems, Inc.	1,327,030
30,200	[2]	CommScope, Inc.	237,070
29,600	[2,3]	Credence Systems Corp.	247,160
35,600	[2,3]	Cree, Inc.	614,100
60,100	[2]	Cypress Semiconductor Corp.	337,762
37,193	[3]	Diebold, Inc.	1,325,930
15,800	[2,3]	FEI Co.	253,590
61,300	[2]	Fairchild Semiconductor International, Inc., Class A	729,470
41,900	[2]	Gartner, Inc., Class B	337,714
34,300		Harris Corp.	904,834
44,300		Henry (Jack) & Associates, Inc.	455,360
17,200	[2]	Imation Corp.	703,824
19,200	[2]	InFocus Corp.	112,512
51,100	[2]	Integrated Device Technology, Inc.	504,715
33,100	[2]	International Rectifier Corp.	571,637
23,700	[2,3]	Internet Security Systems, Inc.	437,502
70,100	[2]	Intersil Corp.	1,190,999
37,400	[2]	Keane, Inc.	308,176
42,000	[2]	KEMET Corp.	368,340
23,900	[2,3]	LTX Corp.	148,180
62,400	[2,3]	Lam Research Corp.	785,616
53,700	[2,3]	Lattice Semiconductor Corp.	363,549
56,100	[2,3]	Legato Systems, Inc.	204,204
48,500	[2]	MPS Group, Inc.	261,415
28,800	[2]	Macromedia, Inc.	322,848
55,500	[2,3]	McDATA Corp., Class A	365,190
32,000	[2,3]	Mentor Graphics Corp.	303,776
45,500	[2,3]	Micrel, Inc.	375,830
102,487	[2]	Microchip Technology, Inc.	2,500,683
25,200	[2]	National Instruments Corp.	722,988
80,250	[2,3]	Network Associates, Inc.	1,275,173
18,500	[2]	Newport Corp.	202,779
22,700	[2]	Plantronics, Inc.	340,046
20,500	[2,3]	Plexus Corp.	219,965
49,000	[2,3]	Polycom, Inc.	482,650
32,000	[2]	Powerwave Technologies, Inc.	147,520
76,700	[2]	Quantum Corp. - DLT & Storage Systems	227,032
86,900	[2,3]	RF Micro Devices, Inc.	737,694
27,900	[2,3]	RSA Security, Inc.	124,713
36,500		Reynolds & Reynolds Co., Class A	863,955
33,700	[2,3]	SanDisk Corp.	666,249
38,600	[2,3]	Semtech Corp.	545,418
51,860	[2]	Storage Technology Corp.	916,885
48,600	[2]	Sybase, Inc.	622,566
73,500	[2]	Symantec Corp.	2,940,000
39,200	[2,3]	Synopsys, Inc.	1,483,720
29,200	[2]	Tech Data Corp.	932,940
37,800	[2,3]	Titan Corp.	487,242
17,300	[2]	Transaction Systems Architects, Inc., Class A	129,058
64,368	[2]	TriQuint Semiconductor, Inc.	325,058
16,400	[2]	Varian, Inc.	482,324
82,402	[2,3]	Vishay Intertechnology, Inc.	848,741

		TOTAL	41,685,474

		Materials--4.7%
57,500		AK Steel Holding Corp.	416,300
38,100	[2]	Airgas, Inc.	581,406
20,375		Albemarle Corp.	572,945
25,600	[3]	Arch Coal, Inc.	444,416
28,800	[3]	Bowater, Inc.	976,032
30,500		Cabot Corp.	722,240
10,900		Carpenter Technology Corp.	117,175
55,599		Crompton Corp.	368,621
19,400	[2]	Cytec Industries, Inc.	469,674
17,100	[2]	FMC Corp.	523,089
21,850		Ferro Corp.	534,669
13,900		Fuller (H.B.) Co.	395,733
21,700		Glatfelter (P.H.) Co.	261,702
27,800	[2]	GrafTech International Ltd.	108,976
60,000		IMC Global, Inc.	660,000
25,400		Longview Fibre Co.	172,720
25,100		Lubrizol Corp.	727,900
83,000		Lyondell Chemical Co.	1,037,500
25,000		Martin Marietta Materials	696,000
10,000	[3]	Minerals Technologies, Inc.	439,100
26,200	[3]	Olin Corp.	426,012
55,100	[2]	Packaging Corp. of America	957,638
27,000		Peabody Energy Corp.	695,250
13,900	[3]	Potlatch Corp.	363,346
57,950		RPM, Inc.	872,727
14,100		Rayonier, Inc.	594,738
14,325		Schulman (A.), Inc.	250,688
56,500	[3]	Solutia, Inc.	251,425
47,273		Sonoco Products Co.	1,110,916
25,100		Valspar Corp.	1,048,427
25,267		Wausau-Mosinee Paper Corp.	241,300

		TOTAL	17,038,665

		Telecommunication Services--0.6%
107,200	[3]	Broadwing, Inc.	244,416
26,800	[2]	Price Communications Corp.	357,512
28,700		Telephone and Data System, Inc.	1,460,830

		TOTAL	2,062,758

		Utilities--7.4%
27,400	[3]	AGL Resources, Inc.	643,900
45,000		ALLETE, Inc.	963,900
45,400	[3]	Alliant Energy Corp.	727,308
51,700		American Water Works Co., Inc.	2,315,126
99,600	[3]	Aquila, Inc.	368,520
13,100	[3]	Black Hills Corp.	345,185
22,000	[3]	Cleco Corp.	306,900
66,100		DPL, Inc.	912,180
35,000	[3]	DQE, Inc.	557,900
74,300	[3]	Energy East Corp.	1,582,590
31,000		Equitable Resources, Inc.	1,103,600
30,300	[3]	Great Plains Energy, Inc.	683,265
19,700		Hawaiian Electric Industries, Inc.	943,039
18,400	[3]	Idacorp, Inc.	478,584
34,700		MDU Resources Group, Inc.	856,049
26,000		NSTAR	1,090,700
39,100		National Fuel Gas Co.	788,647
71,700		Northeast Utilities Co.	1,079,085
38,200		OGE Energy Corp.	609,290
29,700		ONEOK, Inc.	562,518
21,700		PNM Resources, Inc.	478,485
84,094		Pepco Holdings, Inc.	1,740,746
45,100	[2,3]	Puget Energy, Inc.	960,179
40,000	[3]	Questar Corp.	1,032,000
54,100		SCANA Corp.	1,578,638
54,512	[3]	Sierra Pacific Resources	325,982
33,166		Vectren Corp.	816,879
23,900		WGL Holdings, Inc.	552,807
15,500		WPS Resources Corp.	599,695
40,100		Westar Energy, Inc.	435,085
Shares or Principal Amount			Value
		COMMON STOCKS--continued[1]
		Utilities--continued
59,600	[3]	Wisconsin Energy Corp.	$1,369,608

		TOTAL	26,808,390

		TOTAL COMMON STOCKS (IDENTIFIED COST $383,374,039)	352,747,593

		SHORT-TERM U.S. GOVERNMENT OBLIGATIONS--0.2%[4]
$795,000		U.S. Treasury Bill, 1/16/2003 (identified cost $792,302)	792,302

		MUTUAL FUND--2.9%
10,633,497		Prime Value Obligations Fund, Class IS (at net asset value)	10,633,497

		TOTAL INVESTMENTS (IDENTIFIED COST $394,799,838)[5]	$364,173,392

1 The Fund purchases Index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Index and minimizing trading costs. The underlying face amount, at value, of open Index futures contracts is $11,046,100 at October 31, 2002, which represents 3.0% of net assets. Taking into consideration these open Index futures contracts, the Fund's effective total exposure to the Index is 99.8%.

2 Non-income producing security.

3 Certain shares are temporarily on loan to unafilliated broker/dealer.

4 Represents a security held as collateral which is used to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

5 The cost of investments for federal tax purposes amounts to $427,872,827. The net unrealized depreciation of investments on a federal tax basis amounts to $63,699,435 which is comprised of $36,534,616 appreciation and $100,234,051 depreciation at October 31, 2002.

Note: The categories of investments are shown as a percentage of net assets ($364,655,812) at October 31, 2002.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2002

Assets:
Total investments in securities, at value (identified cost $394,799,838)		$364,173,392
Cash		44,337
Short-term investments held as collateral for securities lending		45,791,696
Income receivable		269,614
Receivable for investments sold		3,160
Receivable for shares sold		1,380,031
Prepaid expenses		31,806

TOTAL ASSETS		411,694,036

Liabilities:
Payable for shares redeemed	$1,209,455
Payable on collateral due to broker	45,791,696
Payable for daily variation margin	10,400
Accrued expenses	26,673

TOTAL LIABILITIES		47,038,224

Net assets for 25,850,331 shares outstanding		$364,655,812

Net Assets Consist of:
Paid in capital		$428,580,061
Net unrealized depreciation of investments and futures contracts		(30,521,894)
Accumulated net realized loss on investments and futures contracts		(33,633,366)
Undistributed net investment income		231,011

Total Net Assets		$364,655,812

Net Asset Value, Offering Price and Redemption Proceeds Per Share
$364,655,812 ÷ 25,850,331 shares outstanding		$14.11

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2002

Investment Income:
Dividends			$4,005,189
Interest (including income on securities loaned of $248,636)			524,593

TOTAL INCOME			4,529,782

Expenses:
Management fee		$1,559,610
Custodian fees		57,145
Transfer and dividend disbursing agent fees and expenses		106,234
Directors'/Trustees' fees		4,241
Auditing fees		10,780
Legal fees		13,727
Portfolio accounting fees		92,725
Shareholder services fee		974,757
Share registration costs		19,022
Printing and postage		25,182
Insurance premiums		2,525
Miscellaneous		480

TOTAL EXPENSES		2,866,428

Waivers and Reimbursement:
Waiver of management fee	$(54,187)
Waiver of shareholder services fee	(857,786)
Reimbursement of management fee	(1,217)

TOTAL WAIVERS AND REIMBURSEMENT		(913,190)

Net expenses			1,953,238

Net investment income			2,576,544

Realized and Unrealized Loss on Investments and Futures Contracts:
Net realized loss on investments			(27,142,599)
Net realized loss on futures contracts			(996,487)
Net change in unrealized depreciation of investments and futures contracts			(8,467,072)

Net realized and unrealized loss on investments and future contracts			(36,606,158)

Change in net assets resulting from operations			$(34,029,614)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2002	2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,576,544	$1,764,605
Net realized gain (loss) on investments and futures contracts	(28,139,086)	256,811
Net change in unrealized depreciation of investments and future contracts	(8,467,072)	(41,796,283)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(34,029,614)	(39,774,867)

Distributions to Shareholders:
Distributions from net investment income	(2,513,096)	(1,923,693)
Distributions from net realized gain of investments and future contracts	(5,133,807)	(25,153,529)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(7,646,903)	(27,077,222)

Share Transactions:
Proceeds from sale of shares	385,841,158	265,638,322
Net asset value of shares issued to shareholders in payment of distributions declared	6,180,568	21,362,029
Cost of shares redeemed	(290,671,702)	(128,631,898)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	101,350,024	158,368,453

Change in net assets	59,673,507	91,516,364

Net Assets:
Beginning of period	304,982,305	213,465,941

End of period (including undistributed net investment income of $231,011 and $152,157, respectively)	$364,655,812	$304,982,305

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2002

ORGANIZATION

Federated Index Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated Mid-Cap Index Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide investment results generally corresponding to the aggregate price and dividend performance of publicly traded common stocks comprising the Standard & Poor's Mid-Cap 400 Index.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-ended regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's manager to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized for financial reporting purposes as required. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended (the "Code"), applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to book and tax differences. The following reclassifications have been made to the financial statements:

Increase (Decrease)
Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)
$15,406	$(15,406)

Net investment income, net realized gains (losses), and net assets were not affected by this reclassification.

As of October 31, 2002, the tax composition of dividends was as follows:

Ordinary income	$2,513,096
Long-term capital gains	5,133,807

As of October 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$226,226
Undistributed long-term capital gains	--
Unrealized appreciation	(63,699,435)

At year end, there were no significant differences between GAAP basis and tax basis of components of net assets, other than differences in the net unrealized appreciation (depreciation) in the value of investments attributable to the tax treatment of wash sale loss deferrals.

At October 31, 2002, the Fund, for federal tax purposes, had a capital loss carryforward of $451,040, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2010.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the year ended October 31, 2002, the Fund had realized loss on futures contracts of $996,487.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At October 31, 2002, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Receive	Position	Unrealized Appreciation
December 2002	52 S&P Mid Cap 400 Index Futures	Long	$104,552

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned must be in cash or government securities. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the custodian securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

At October 31, 2002, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$43,988,966	$45,791,696

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

Year Ended October 31	2002	2001
Shares sold	23,488,605	15,884,087
Shares issued to shareholders in payment of distributions declared	387,416	1,274,088
Shares redeemed	(18,013,884)	(7,771,769)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	5,862,137	9,386,406

MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

Federated Investment Management Company, the Fund's manager (the "Manager"), receives for its services an annual investment management fee equal to 0.40% of the Fund's average daily net assets. The Manager may voluntarily choose to waive any portion of its fee. The Manager can modify or terminate this voluntary waiver at any time at its sole discretion. Under the terms of a sub-management agreement between the Manager and Deutsche Asset Management, Inc. (the "Sub-Manager"), the Sub-Manager receives an annual fee from the Manager equal to 0.035% of the Fund's average daily net assets.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund, which is managed by the Manager. The Manager has agreed to reimburse certain investment management fees as a result of these transactions.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company ("FServ"), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions) for the year ended October 31, 2002, were as follows:

Purchases	$254,655,053
Sales	$148,810,622

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

The Fund hereby designates $5,133,807 as long-term capital gain dividends for the year ended October 31, 2002.

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES OF FEDERATED INDEX TRUST AND SHAREHOLDERS OF FEDERATED MID-CAP INDEX FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments of the Federated Mid-Cap Index Fund (one of the portfolios constituting the Federated Index Trust) (the "Trust") as of October 31, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Mid-Cap Index Fund of the Federated Index Trust at October 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP
Boston, Massachusetts
December 11, 2002

Board of Trustees and Trust Officers

The following table gives information about each Board member and the senior officers of the Fund. The tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of 139 investment company portfolios. Unless otherwise noted, each Board member: oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--five portfolios; CCMI Funds--two portfolios; Regions Funds--eight portfolios; Riggs Funds--nine portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon req uest, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: January 1990	Principal Occupations: Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 1990	Principal Occupations: President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: January 1990	Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: October 1995	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, Member of Executive Committee, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3201 Tamiami Trail North Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation;
Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998	Principal Occupations: Director or Trustee of the Federated Fund Complex; Partner, Andersen Worldwide SC (prior to 9/1/97).

Other Directorships Held: Director, Michael Baker Corporation (engineering and energy services worldwide).

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: January 1990	Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Other Directorships Held: Director, Walsh & Kelly, Inc. (heavy highway contractor).

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Address Positions Held with Trust	Principal Occupation(s) and Previous Positions
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT	Principal Occupations: President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER	Principal Occupations: Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT	Principal Occupations: President or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Stephen F. Auth Birth Date: November 28, 1942 CHIEF INVESTMENT OFFICER	Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.

Previous Positions: Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd. Senior Managing Director and Portfolio Manager, Prudential Investments.

A Statement of Additional Information (SAI) dated December 31, 2002, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

[Logo of Federated]

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Federated Mid-Cap Index Fund

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Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Investment Company Act File No. 811-6061

Federated is a registered mark of Federated Investors, Inc.
2002 © Federated Investors, Inc.

Cusip 31420E205

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2062304A (12/02)

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Federated Mid-Cap Index Fund

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A Portfolio of Federated Index Trust

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STATEMENT OF ADDITIONAL INFORMATION

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December 31, 2002

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Federated Mid-Cap Index Fund (Fund), dated December 31, 2002.


Obtain the prospectus and the Annual Report's Management's Discussion of Fund Performance without charge by calling 1-800-341-7400.

[Logo of Federated]

Federated Mid-Cap Index Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

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2062304B (12/02)

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Federated is a registered mark
of Federated Investors, Inc.
2002 ©Federated Investors, Inc.

CONTENTS
How is the Fund Organized?	1
Securities in Which the Fund Invests	1
What do Shares Cost?	5
How is the Fund Sold?	5
Exchanging Securities for Shares	5
Subaccounting Services	6
Redemption in Kind	6
Massachusetts Partnership Law	6
Account and Share Information	6
Tax Information	6
Who Manages and Provides Services to the Fund?	7
How Does the Fund Measure Performance?	11
Who is Federated Investors, Inc.?	13
Standard & Poor's	14
Addresses	14

How is the Fund Organized?

The Fund is a diversified portfolio of Federated Index Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on January 30, 1990. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund changed its name from Federated Mid-Cap Fund to Federated Mid-Cap Index Fund on July 16, 2001.

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The Fund's investment Manager is Federated Investment Management Company (Manager).

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Securities in Which the Fund Invests

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

Equity Securities

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund may invest.

COMMON STOCKS

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

PREFERRED STOCKS

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Fund may treat such redeemable preferred stock as a fixed income security.

INTERESTS IN OTHER LIMITED LIABILITY COMPANIES

Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.

REAL ESTATE INVESTMENT TRUSTS (REITS)

REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

WARRANTS

Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

Fixed Income Securities

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund may invest.

TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

AGENCY SECURITIES

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

Derivative Contracts

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts in an amount not to exceed 20% of its total net assets.

FUTURES CONTRACTS

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts. The Fund may buy and sell stock index futures as a substitute for direct investments in the Standard & Poor's MidCap 400 Index ("Index") in order to help fully replicate the performance of the Index.

OPTIONS

Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

The Fund may:

  Buy call options on the Index, stock index futures contracts, and portfolio securities (in anticipation of an increase in the value of the underlying asset);
  Buy or write options to close out existing option positions; or
  Buy put options on the Index (in anticipation of a decrease in the value of the underlying asset).

Write listed call options on portfolio securities of securities that the Fund can purchase without further consideration (or has segregated cash equivalents for such consideration) on the Index (to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset). If a call written by a Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

DEPOSITARY RECEIPTS

Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are not traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. In addition, ADRs are traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

SPECIAL TRANSACTIONS

Repurchase Agreements

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Manager.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Manager or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Delayed Delivery Transactions

Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Securities Lending

The Fund may lend portfolio securities to borrowers that the Manager deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate risks and credit risks.

Asset Coverage

In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

Inter-Fund Borrowing and Lending Arrangements

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The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated Investors, Inc. (Federated) administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

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INVESTMENT RISKS

There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Interest Rate Risks

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Call Risks

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Risks Associated with Non-Investment Grade Securities

Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

Risks of Investing in American Depositary Receipts

Because the Fund may invest in ADRs issued by foreign companies, the Fund's share price may be more affected by foreign economic and political conditions, taxation policies, and accounting and auditing standards, than would otherwise be the case.

FUNDAMENTAL INVESTMENT OBJECTIVE

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The Fund seeks to provide investment results generally corresponding to the aggregate price and dividend performance of the publicly traded common stocks comprising the mid-level stock capitalization sector of the United States equity market. The investment objective may not be changed by the Fund's Board without shareholder approval.

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INVESTMENT LIMITATIONS

Diversification

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Borrowing Money and Issuing Senior Securities

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The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (1940 Act).

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Investing in Real Estate

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Commodities

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

Underwriting

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Lending

The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Concentration

The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments are not deemed to constitute an industry.

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The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

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Pledging Assets

The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

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Restricted Securities

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The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Board certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities to 15% of its net assets.

Illiquid Securities

The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.

Buying on Margin

The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Investing in Other Investment Companies

The Fund may invest its assets in securities of other investment companies, including securities of affiliated investment companies, as an efficient means of carrying out its investment policies and managing its uninvested cash.

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In applying the Fund's concentration restriction: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute "concentration."

As a matter of non-fundamental operating policy, for purposes of the commodities poicy, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitations is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

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DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

  for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
  in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and
  for all other securities at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

What do Shares Cost?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

SHAREHOLDER SERVICES

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The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated, for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

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SUPPLEMENTAL PAYMENTS

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Investment professionals (such as broker/dealers or banks) may be paid fees, in significant amounts, out of the assets of the Distributor and/or Federated Shareholder Services Company. (These fees do not come out of Fund assets.) The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Manager or its affiliates.

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Investment professionals receive such fees for providing distribution-related and/or shareholder services, such as advertising, providing incentives to their sales personnel, sponsoring other activities intended to promote sales, and maintaining shareholder accounts. These payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of sales or marketing support furnished by the investment professional.

Exchanging Securities for Shares

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

Subaccounting Services

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

Account and Share Information

VOTING RIGHTS

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Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

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All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

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Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding Shares of all series entitled to vote.

As of December 2, 2002, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: First Citizens Bank and Trust Co., Raleigh, NC, owned approximately 1,345,002 Shares (5.19%); The Standared Insurance, Portland, OR, owned approximately 1,985,506 Shares (7.67%); Charles Schwab and Co., Inc., owned approximately 3,552,669 Shares (13.72%).

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Tax Information

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

Who Manages and Provides Services to the Fund?

BOARD OF TRUSTEES

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The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises three portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 139 portfolios). Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--five portfolios; CCMI Funds--two portfolios; Regions Funds--eight portfolios; Riggs Funds--nine portfolios; and WesMark Funds--five portfolios.

As of December 2, 2002, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Positions	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Trust and Federated Fund Complex (past calendar year)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: January 1990	Principal Occupations: Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd. Previous Positions: Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.	$0	$0

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 1990	Principal Occupations: President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; President, Chief Executive Officer and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; President, Chief Executive Officer and Director, Federated Global Investment Management Corp.; President and Chief Executive Officer, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

	Previous Position: President, Federated Investment Counseling.	$0	$0

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center. Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America. Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.	$536.78	$117,117.17

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Positions	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Trust and Federated Fund Complex (past calendar year)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: October 1995	Principal Occupation: Director or Trustee of the Federated Fund Complex. Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, Member of Executive Committee, University of Pittsburgh. Previous Position: Senior Partner, Ernst & Young LLP.	$590.49	$128,847.72

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 Tamiami Trail N. Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida. Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.	$590.49	$128,847.66

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Complex; Partner, Andersen Worldwide SC (prior to 9/1/97). Other Directorships Held: Director, Michael Baker Corporation (engineering and energy services worldwide).	$590.49	$126,923.53

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex. Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College. Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.	$536.78	$115,368.16

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant. Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.	$536.78	$117,117.14

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing, communications and technology) (prior to 9/1/00). Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.	$590.49	$128,847.66

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray. Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services). Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.	$635.34	$117,117.14

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: January 1990	Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator. Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.	$536.78	$117,117.17

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc. Other Directorships Held: Director, Walsh & Kelly, Inc. (heavy highway contractor). Previous Position: Vice President, Walsh & Kelly, Inc.	$536.78	$117,117.17

OFFICERS**

Name Birth Date Address Positions Held with Trust	Principal Occupation(s) and Previous Positions
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT	Principal Occupations: President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services; Vice President, Federated Investment Management Company, Federated Investment Counseling, Federated Global Investment Management Corp. and Passport Research, Ltd.; Director and Executive Vice President, Federated Securities Corp.; Director, Federated Services Company; Trustee, Federated Shareholder Services Company.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER	Principal Occupations: Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Previous Positions: Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT	Principal Occupations: President or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFICER	Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.

Previous Positions: Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

John W. Harris Birth Date: June 6, 1954	John W. Harris has been the Fund's Portfolio Manager since January 2003. Mr. Harris initially joined Federated in 1987 as an Investment Analyst. He served as an Investment Analyst and an Assistant Vice President from 1990 through 1992 and as a Senior Investment Analyst and Vice President through May 1993. After leaving the money management field to travel extensively, he rejoined Federated in 1997 as a Senior Investment Analyst and became a Portfolio Manager and an Assistant Vice President of the Fund's Adviser in December 1998. In January 2000, Mr. Harris became a Vice President of the Fund's Adviser. Mr. Harris is a Chartered Financial Analyst. He received his M.B.A. from the University of Pittsburgh.

** Officers do not receive any compensation from the Fund.

Thomas R. Donahue, Chief Financial Officer, Vice President, Treasurer and Assistant Secretary of Federated and an officer of its various advisory and underwriting subsidiaries, has served as a Term Member on the Board of Directors of Duquesne University, Pittsburgh, Pennsylvania, since May 12, 2000. Mr. John E. Murray, Jr., an Independent Trustee of the Fund, served as President of Duquesne from 1988 until his retirement from that position in 2001, and became Chancellor of Duquesne on August 15, 2001. It should be noted that Mr. Donahue abstains on any matter that comes before Duquesne's Board that affects Mr. Murray personally.

COMMITTEES OF THE BOARD

Board Committee	Committee Members	Committee Functions	Meetings Held During Last Fiscal Year
Executive	John F. Donahue John E. Murray, Jr., J.D., S.J.D.	In between meetings of the full Board, the Executive Committee generally may exercise all the powers of the full Board in the management and direction of the business and conduct of the affairs of the Trust in such manner as the Executive Committee shall deem to be in the best interests of the Trust However, the Executive Committee cannot elect or remove Board members, increase or decrease the number of Trustees, elect or remove any Officer, declare dividends, issue shares or recommend to shareholders any action requiring shareholder approval.	Two

Audit	Thomas G. Bigley John T. Conroy, Jr. Nicholas P. Constantakis Charles F. Mansfield, Jr.	The Audit Committee reviews and recommends to the full Board the independent auditors to be selected to audit the Fund's financial statements; meet with the independent auditors periodically to review the results of the audits and report the results to the full Board; evaluate the independence of the auditors, review legal and regulatory matters that may have a material effect on the financial statements, related compliance policies and programs, and the related reports received from regulators; review the Fund's internal audit function; review compliance with the Fund's code of conduct/ethics; review valuation issues; monitor inter-fund lending transactions; review custody services and issues and investigate any matters brought to the Committee's attention that are within the scope of its duties.	Four

BOARD OWNERSHIP OF SHARES IN THE FUND AND IN THE FEDERATED FAMILY OF INVESTMENT COMPANIES AS OF DECEMBER 31, 2001

Interested Board Member Name	Dollar Range of Shares Owned in Fund	Aggregate Dollar Range of Shares Owned in Federated Family of Investment Companies
John F. Donahue	None	Over $100,000
J. Christopher Donahue	Over $100,000	Over $100,000
Lawrence D. Ellis, M.D.	None	Over $100,000

Independent Board Member Name
Thomas G. Bigley	None	Over $100,000
John T. Conroy, Jr.	None	Over $100,000
Nicholas P. Constantakis	$10,001-$50,000	Over $100,000
John F. Cunningham	None	Over $100,000
Peter E. Madden	None	Over $100,000
Charles F. Mansfield, Jr.	None	$50,001 - $100,000
John E. Murray, Jr., J.D., S.J.D.	None	Over $100,000
Marjorie P. Smuts	None	Over $100,000
John S. Walsh	None	Over $100,000

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INVESTMENT MANAGER

The Manager is a wholly owned subsidiary of Federated.

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The Manager oversees the Sub-Manager, Deutsche Asset Management, Inc., an indirect wholly owned subsidiary Deutsche Bank AG, which conducts investment research and makes investment decisions for the Fund. Subject to the supervision and direction of the Board, the Manager provides to the Fund investment management evaluation services principally by performing initial due diligence on the Sub-Manager for the Fund and thereafter monitoring and evaluating the performance of the Sub-Manager through quantitative and qualitative analyses. In addition, the Manager conducts periodic in-person, telephonic and written consultations with the Sub-Manager. In initially evaluating the Sub-Manager, the Manager considered, among other factors, the Sub-Manager's size, investment capabilities in the area of indexed assets under management, performance history, its ongoing commitment to client service and the stability and quality of the organization (including the Sub-Manager's financial condition), as well as the quality of the individuals that make up its investment team. On an ongoing basis, the Manager is responsible for communicating performance expectations and evaluations to the Sub-Manager; monitoring tracking errors; monitoring and analyzing the use of futures contracts; monitoring the futures holdings of the Fund as a percentage of Fund assets; monitoring market timing in the Fund; monitoring securities lending for the Funds; discussing with the Sub-Manager the portfolio sampling techniques employed by the Sub-Manager; and ultimately recommending to the Board whether the Sub-Management Contract should be renewed, modified or terminated. The Manager provides written reports to the Board regarding the results of its evaluation and monitoring functions. In addition, the Manager is responsible for providing the Fund with administrative services, including, but not limited to, shareholder servicing and certain legal and accounting services. The Manager is also responsible for conducting all operations of the Fund, except those operations contracted to the Sub-Manager, custodian, transfer agent and dividend disbursing agent. The Manager receives an annual fee from the Fund for performing its responsibilities under the Management Contract. The Manager and the Sub-Manager shall not be liable to the Trust, the Fund, or any Fund shareholder for any losses that maybe sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

On September 27, 2002, Northern Trust Investments, Inc. (Northern) announced its intention to acquire the passive asset management business of the Sub-Manager. Upon the acquisition by Northern, the current subadvisory agreement with the Sub-Manager will automatically terminate. The Board has approved an interim agreement with Northern that may go into effect if the Board has not approved a permanent subadvisory agreement prior to the termination of the currrent subadvisory agreement.

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Other Related Services

Affiliates of the Manager may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Manager, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

BROKERAGE TRANSACTIONS

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When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Manager looks for prompt execution of the order at a favorable price. The Manager will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Manager may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Manager may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Manager may also direct certain portfolio trades to a broker that, in turn, pays a portion of the Fund's operating expenses. The Manager makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Manager. Except as noted below, when the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Manager to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund. Investments for Federated Kaufmann Fund and other accounts managed by that fund's portfolio managers in initial public offerings ("IPO") are made independently from any other accounts, and much of their non-IPO trading may also be conducted independently from other accounts.

Research Services

Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Manager or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Manager or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Manager and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

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CUSTODIAN

Bankers Trust Company, New York, NY is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS

The independent auditor for the Fund, Ernst & Young LLP, conducts its audits in accordance with auditing standards generally accepted in the United States of America, which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES

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For the Year Ended October 31	2002	2001	2000
Management Fee Earned	$1,559,610	$978,887	$623,388
Management Fee Reduction	54,187	--	--
Management Fee Reimbursement	1,217	1,319	645
Sub-Management Fee	136,466	85,653	54,651
Brokerage Commissions	282,477	151,404	98,021
Shareholder Services Fee	116,971	--	--

How Does the Fund Measure Performance?

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The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

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Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

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AVERAGE ANNUAL TOTAL RETURNS AND YIELD

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Total returns are given for the one-year, five-year and Start of Performance periods ended October 31, 2002.

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Yield is given for the 30-day period ended October 31, 2002

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	30 Day Period	1 Year	5 Years	Start of Performance on 11/5/1992
Total Return
Before Taxes	NA	(5.47)%	6.40%	11.62%
After Taxes on Distributions	NA	(6.00)%	3.79%	9.29%
After Taxes on Distributions and Sale of Shares	N/A	(3.01)%	4.61%	8.99%
Yield	0.73%	N/A	N/A	N/A

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TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

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The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions. Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

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YIELD

The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

  references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;
  charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;
  discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and
  information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

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Lipper, Inc.

Lipper, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in NAV over a specified period of time.

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Morningstar, Inc.

Morningstar, Inc. is an independent rating service and publisher of the bi-weekly Mutual Fund Values, which rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Standard & Poor's Composite Stock Index

Standard & Poor's Composite Stock Index comprises common stocks in industry, transportation, and financial and public utility companies. Can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the S&P indexes assume reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S&P figures.

Russell 2000 Small Stock Index

The Russell 2000 Small Stock Index is a broadly based diversified index consisting of approximately 2,000 small capitalization common stocks that can be used to compare to the total returns of funds whose portfolios are invested primarily in small capitalization common stocks.

Wilshire 5000 Equity Indexes

The Wilshire 5000 Equity Indexes consist of nearly 5,000 common equity securities, covering all stocks in the United States for which daily pricing is available and can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks.

Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

Municipal Funds

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In the municipal sector, as of December 31, 2001, Federated managed 12 bond funds with approximately $2.3 billion in assets and 22 money market funds with approximately $44.8 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

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Equity Funds

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In the equity sector, Federated has more than 31 years' experience. As of December 31, 2001, Federated managed 40 equity funds totaling approximately $20.7 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

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Corporate Bond Funds

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In the corporate bond sector, as of December 31, 2001, Federated managed 11 money market funds and 30 bond funds with assets approximating $62.3 billion and $5.4 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 29 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

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Government Funds

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In the government sector, as of December 31, 2001, Federated managed 6 mortgage backed, 5 multi-sector government funds, 3 government/agency and 19 government money market mutual funds, with assets approximating $3.6 billion, $2.0 billion, $1.2 billion and $55.2 billion, respectively. Federated trades approximately $90.4 billion in U.S. government and mortgage backed securities daily and places approximately $35 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $50 billion in government funds within these maturity ranges.

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Money Market Funds

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In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 2001, Federated managed $136.4 billion in assets across 54 money market funds, including 19 government, 11 prime, 22 municipal and 1 euro-denominated with assets approximating $55.2 billion, $62.3 billion, $18.5 billion and $34.6 million, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: Global Equity--Stephen F. Auth is responsible for overseeing the management of Federated's domestic and international equity products; Global Fixed Income--William D. Dawson III is responsible for overseeing the management of Federated's domestic and international fixed income and high yield products.

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MUTUAL FUND MARKET

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Forty-nine percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $6.8 trillion to the more than 8,157 funds available, according to the Investment Company Institute.

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FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients

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Federated meets the needs of approximately 3,035 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial Managers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

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Bank Marketing

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries

Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,000 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

Standard & Poor's

"Standard & Poor's," "S&P," "S&P MidCap 400 Index," and Standard and Poor's MidCap 400 Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Federated Securities Corp. The Fund is not sponsored, endorsed, sold or promoted by, or affiliated with, Standard & Poor's ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 400 Index to track general stock market performance. S&P's only relationship to Federated Securities Corp. (the "Licensee") is the licensing of certain trademarks and trade names of S&P and of the S&P 400 Index which is determined, composed and calculated by S&P without regard to the Licensee or the Fund. S&P has no obligation to take the needs of the Licensee or the owne rs of the Fund into consideration in determining, composing or calculating the S&P 400 Index. S&P is not responsible for and has not participated in the determination of, the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund.

S&P does not guarantee the accuracy and/or the completeness of the S&P 400 Index or any data included therein. S&P makes no warranty, express or implied, as to results to be obtained by Licensee, owners of the Fund, or any other person or entity from the use of the S&P 400 Index or any data included therein in connection with the rights licensed hereunder or for any other use. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 400 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

Addresses

FEDERATED MID-CAP INDEX FUND

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor

Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Manager

Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Sub-Manager

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Deutsche Asset Management, Inc.

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130 Liberty Street
New York, NY 10006

Custodian

Bankers Trust Company
31 West 52nd Street
Mail Stop NYC09-0810
New York, NY 10019

Transfer Agent and Dividend Disbursing Agent

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

[Logo of Federated]

Federated Mini-Cap Index Fund

A Portfolio of Federated Index Trust

PROSPECTUS

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December 31, 2002

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CLASS C SHARES

A mutual fund seeking to provide investment results that correspond to the aggregate price and dividend performance of publicly-traded common stocks comprising the Russell 2000® Index (Index).

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The Fund is neither affiliated with nor promoted, sponsored or endorsed by the Frank Russell Company. Frank Russell's only relationship to the Fund is the licensing of the use of the Index. Frank Russell Company is the owner of the trademarks and copyrights relating to the Index. The Russell 2000® Index is a trademark/service mark of the Frank Russell Company. Russell™ is a trademark of the Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Fund or any associated literature or publications and Frank Russell Company makes no representation or warranty, express or implied, as to their accuracy, or completeness.

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As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary	1
What are the Fund's Fees and Expenses?	4
What are the Fund's Investment Strategies?	5
What are the Principal Securities in Which the Fund Invests?	5
What are the Specific Risks of Investing in the Fund?	6
What do Shares Cost?	7
How is the Fund Sold?	9
How to Purchase Shares	9
How to Redeem and Exchange Shares	12
Account and Share Information	14
Who Manages the Fund?	15
Financial Information	16
Report of Ernst & Young LLP, Independent Auditors	80

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide investment results that correspond to the aggregate price and dividend performance of the approximately 2,000 publicly traded common stocks that are ranked in terms of capitalization below the top 1,000 stocks that comprise the large and mid-range capitalization sector of the United States equity market. This group of stocks is known as the Russell 2000® Index ("Index"). While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund normally invests its assets primarily in common stocks included in the Index.

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The Fund's investment Manager ("Manager") has received an exemptive order from the SEC to permit the Trust and the Board of Trustees to appoint and replace subadvisers for the Fund and to enter into and amend the Fund's subadvisory agreements without further shareholder approval. See "Who Manages the Fund?"

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's share price may decline suddenly or over a sustained period of time.
  Risks Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.
  Liquidity Risks. Equity securities that are not widely held may trade less frequently than more widely held securities. This limits trading opportunity, making it more difficult to sell or buy the securities at a favorable price or time.
  Sector Risks. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund's performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.
  Credit Risk. Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

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Risk/Return Bar Chart and Table

The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Class C Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The total return shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the return shown would have been lower.

The Fund's Class C Shares total return for the nine-month period from January 1, 2002 to September 30, 2002 was (25.97)%.

Within the periods shown in the bar chart, the Fund's Class C Shares highest quarterly return was 20.35% (quarter ended December 31, 2001). Its lowest quarterly return was (21.07)% (quarter ended September 30, 2001).

Average Annual Total Return Table

The Average Annual Total Returns for the Fund's Class C Shares are reduced to reflect applicable sales charges. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Class C Shares to illustrate the effect of federal taxes on Fund returns. Actual after tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Russell 2000 Index (RUS2), a broad based market index. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

(For the periods ended December 31, 2001)

	1 Year	Start of Performance[1]
Fund:
Return Before Taxes	(0.48)%	1.42%
Return After Taxes on Distributions[2]	(0.48)%	(0.93)%
Return After Taxes on Distributions and Sale of Fund Shares[2]	(0.29)%	0.67%
RUS2	2.49%	4.11%

1 The Fund's Class C Shares start of performance date was November 10, 1997.

2 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

What are the Fund's Fees and Expenses?

FEDERATED MINI-CAP INDEX FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class C Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waiver)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.50%
Distribution (12b-1) Fee	0.75%
Shareholder Services Fee	0.25%
Other Expenses	0.41%
Total Annual Fund Operating Expenses	1.91%

1 Although not contractually obligated to do so, the Manager waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended October 31, 2002.

Total Waiver of Fund Expenses	0.09%
Total Actual Annual Fund Operating Expenses (after waiver)	1.82%

2 The Manager has voluntarily waived a portion of the management fee. The Manager can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.41% for the fiscal year ended October 31, 2002

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Class C Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Class C Shares for the time periods indicated and then redeem all of your Fund's Class C Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Class C Shares operating expenses are before the waiver as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Expenses assuming redemption	$294	$600	$1,032	$2,233
Expenses assuming no redemption	$194	$600	$1,032	$2,233

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What are the Fund's Investment Strategies?

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In pursuing its investment objective, the Fund normally invests its assets primarily in common stocks included in the Index. As of November 30, 2002, the capitalization range of the issuers comprising the Index was $100 million to $1.94 billion. As of the same date, the weighted median market capitalization of the Fund was $646 million. Market capitalization is determined by multiplying the number of outstanding shares of an issuer by the current market price per share. The Fund seeks to reduce the difference in the Fund's portfolio performance relative to the Index ("tracking error") by investing in a portfolio that seeks to replicate, as closely as possible, the composition of the Index. The Fund attempts to achieve a 0.95 or better correlation between the performance of the Fund and, that of the Index. The Fund also may employ the following strategies to attempt to further reduce tracking error: (1) buying and selling securities after announced changes in the Index but before the effective date of the changes; (2) purchasing index futures contracts in amounts approximating the cash held in the Fund's portfolio; and (3) lending the Fund's securities to broker/dealers or other institutions to earn income for the Fund. Because the Fund refers to Index investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in index investments.

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What are the Principal Securities in Which the Fund Invests?

EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund may invest.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

STOCK INDEX FUTURES

Stock index futures provide for the future sale by one party and purchase by another party of a specified amount of an index at a price, date, and time specified when the contract is made. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. Futures are considered to be commodity contracts.

Securities Lending

The Fund may lend portfolio securities to borrowers that the Manager deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to credit risks.

What are the Specific Risks of Investing in the Fund?

STOCK MARKET RISKS

The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline. The Fund's investment in stock index futures will be subject to the same risk.

RISKS RELATED TO COMPANY SIZE

Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

LIQUIDITY RISKS

Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses. Over-the-Counter (OTC) derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

SECTOR RISKS

Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Manager allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

CREDIT RISKS

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

What do Shares Cost?

You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV).

The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The Fund generally values equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market).

Futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option.

The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

The required minimum initial investment for Fund Shares is $1,500. The required minimum subsequent investment amount is $100. The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively.

An account may be opened with a smaller amount as long as the $1,500 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

SALES CHARGE WHEN YOU REDEEM

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

Class C Shares
You will pay a 1% CDSC if you redeem Shares within one year of the purchase date.

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If your investment qualifies for an elimination of the CDSC as described below, you or your investment professional should notify the Distributor at the time of redemption. If the Distributor is not notified, the CDSC will apply.

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You will not be charged a CDSC when redeeming Shares:

  purchased with reinvested dividends or capital gains;
  purchased within 120 days of redeeming Shares of an equal or lesser amount;
  that you exchanged into the same share class of another Federated Fund if the shares were held for the applicable CDSC holding period (other than a money market fund);
  purchased through investment professionals who did not receive advanced sales payments;
  if, after you purchase Shares, you become disabled as defined by the IRS;
  if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;
  if your redemption is a required retirement plan distribution; or
  upon the death of the last surviving shareholder of the account. The beneficiary on an account with a Transfer on Death registration is deemed the last surviving shareholder of the account.

To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

  Shares that are not subject to a CDSC; and
  Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated Funds that have been exchanged for Shares of this Fund).

The CDSC is then calculated using the share price at the time of purchase or redemption, whichever is lower.

How is the Fund Sold?

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The Fund offers two share classes: Institutional Shares and Class C Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Class C Shares. All share classes have different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions acting on behalf of their customers or to individuals, directly or through investment professionals.

When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

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The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Class C Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.

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How to Purchase Shares

You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated Fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

THROUGH AN EXCHANGE

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You may purchase Shares through an exchange from the same Share class of another Federated fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

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BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

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Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

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DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem or exchange Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGE

You may exchange Shares of the Fund into Shares of the same class of another Federated fund. To do this, you must:

  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

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The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated funds.

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SYSTEMATIC WITHDRAWAL EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends quarterly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

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Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

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TAX INFORMATION

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The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

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Who Manages the Fund?

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The Board of Trustees governs the Fund. The Board selects and oversees the Manager, Federated Investment Management Company. The Manager, in turn, oversees the management of the Fund's assets by the Sub-Manager, Deutsche Asset Management, Inc. The Manager's responsibilities include selecting the Sub-Manager and continued review and evaluation of the Sub-Manager's performance. The Manager's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The Manager has delegated daily management of the Fund's assets to the Sub-Manager, who is paid by the Manager and not by the Fund, based on net assets under management. The Sub-Manager has complete discretion, subject to the Manager's oversight, to purchase and sell portfolio securities for the Fund. The Sub-Manager's address is 280 Park Avenue, 28th Floor, New York, NY 10013. As of September 30, 2002, the Sub-Manager had approximately $111.5 billion in discretionary assets under management. The Manager and other subsidiaries of Federated advise approximately 139 mutual funds and a variety of separate accounts, which totaled approximately $180 billion in assets as of December 31, 2001. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,800 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

On September 27, 2002, Northern Trust Investments, Inc. (Northern) announced its intention to acquire the passive asset management business of the Sub-Manager. Upon the acquisition by Northern, the current subadvisory agreement with the Sub-Manager will automatically terminate. The Board has approved an interim agreement with Northern that may go into effect if the Board has not approved a permanent subadvisory agreement prior to the termination of the current subadvisory agreement.

The Manager is ultimately responsible for the Fund's investment performance because of its responsibility to oversee sub-managers. The Manager has been granted an exemptive order from the SEC, which permits the Manager, subject to approval by the Board of Trustees, to hire and terminate sub-managers and to change materially the terms of sub-management agreements, including the compensation paid to sub-managers by the Manager, without the approval of the shareholders of the Fund. The Fund will notify shareholders of any change in sub-managers. The current Sub-Manager has no affiliations with the Fund or the Manager other than as Sub-Manager. The Manager, not the Fund, pays the fees of the Sub-Manager.

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MANAGEMENT FEES

The Manager receives an annual investment management fee of 0.50% of the Fund's average daily net assets. The Manager may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information

FINANCIAL HIGHLIGHTS

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The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

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Financial Highlights

(For a Share Outstanding Throughout Each Period)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors, on page 80.

Year Ended October 31	2002	2001	2000	1999	1998 [1]
Net Asset Value, Beginning of Period	$10.18	$13.91	$13.59	$13.00	$16.75
Income From Investment Operations:
Net investment income (net operating loss)	(0.03)	(0.03)	(0.00)[2]	(0.00)[2]	0.00 [2]
Net realized and unrealized gain (loss) on investments and future contracts	(1.30)	(1.80)	1.82	1.42	(2.25)

TOTAL FROM INVESTMENT OPERATIONS	(1.33)	(1.83)	1.82	1.42	(2.25)

Less Distributions:
Distributions from net investment income	--	--	--	(0.01)	(0.04)
Distributions from net realized gain on investments and futures contracts	--	(1.90)	(1.50)	(0.82)	(1.46)

TOTAL DISTRIBUTIONS	--	(1.90)	(1.50)	(0.83)	(1.50)

Net Asset Value, End of Period	$ 8.85	$10.18	$13.91	$13.59	$13.00

Total Return[3]	(13.06)%	(14.39)%	14.09%	11.44%	(14.47)%

Ratios to Average Net Assets:

Expenses	1.82%	1.93%	1.84%	1.81%	1.72%[4]

Net investment income (net operating loss)	(0.41)%	(0.34)%	(0.06)%	(0.09)%	0.00%[4]

Expense waiver/reimbursement[5]	0.09%	--	--	--	--

Supplemental Data:

Net assets, end of period (000 omitted)	$5,302	$5,375	$6,236	$4,252	$1,101

Portfolio turnover	75%	56%	56%	47%	48%

1 Reflects operations for the period from November 10, 1997 (date of initial public investment) to October 31, 1998.

2 Less than $0.01 per share.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income (net operating loss ratios) shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

October 31, 2002

Shares			Value
		COMMON STOCKS--97.5%1
		Consumer Discretionary--13.8%
1,379	[2]	1-800-FLOWERS.COM, Inc.	$9,515
1,151	[2,3]	4 Kids Entertainment, Inc.	31,135
1,300	[2]	A.C. Moore Arts & Crafts, Inc.	20,462
2,050		ADVO, Inc.	62,197
1,600	[2,3]	AFC Enterprises, Inc.	29,632
3,300	[2]	AMC Entertainment, Inc.	23,265
4,228	[2]	APAC Customer Services, Inc.	10,697
1,561		Aaron Rents, Inc.	33,640
400		Acme Communications, Inc.	3,048
1,700	[2,3]	Action Performance Cos., Inc.	35,088
1,526		Advanced Marketing Services, Inc.	26,629
1,400	[2,3]	Aeropostale, Inc.	16,758
600	[2]	Aftermarket Technology Corp.	6,678
4,700	[2]	Alliance Gaming Corp.	78,772
3,400	[2,3]	Alloy Inc.	32,739
1,200	[2]	Ameristar Casinos, Inc.	15,599
4,775	[2]	Ann Taylor Stores Corp.	111,878
1,782		Applica, Inc.	10,656
1,729		Arctic Cat, Inc.	24,431
2,740	[2]	Argosy Gaming Corp.	54,827
3,817	[2]	Aztar Corp.	51,568
3,369	[2,3]	Bally Total Fitness Holding Corp.	22,909
1,196		Bandag, Inc.	45,735
1,100		Bassett Furniture Industries, Inc.	14,377
793	[2]	Beasley Broadcast Group, Inc., Class A	10,111
1,290	[2]	Beazer Homes USA, Inc.	84,792
700		Blair Corp.	14,896
3,868		Blyth Industries, Inc.	109,078
4,363		Bob Evans Farms, Inc.	108,508
3,136	[2]	Boca Resorts, Inc., Class A	33,242
4,000	[2]	Bombay Co. (The), Inc.	12,000
3,396	[2]	Boyd Gaming Corp.	37,560
1,500	[2]	Brookstone, Inc.	20,972
1,939		Brown Shoe Co., Inc.	37,520
		COMMON STOCKS--continued[1]
		Consumer Discretionary--continued
1,683	[2,3]	Buca, Inc.	$12,000
724	[2]	Buckle, Inc.	13,213
2,100	[2]	Building Materials Holding Corp.	25,851
1,956		Burlington Coat Factory Warehouse	38,298
893		Bush Industries, Inc., Class A	3,563
5,600	[2]	CKE Restaurants, Inc.	22,680
3,094	[2,3]	CSK Auto Corp.	38,366
452	[2]	CSS Industries, Inc.	16,860
200	[2]	Cache, Inc.	2,512
1,600	[2,3]	California Pizza Kitchen, Inc.	42,434
3,280		Carlisle Cos., Inc.	122,246
1,625		Cato Corp., Class A	29,819
5,398	[2,3]	Champion Enterprises, Inc.	12,523
1,283	[2]	Championship Auto Racing Teams, Inc.	6,107
800	[2]	Charlotte Russe Holdings, Inc.	9,880
13,471	[2,3]	Charming Shoppes, Inc.	61,967
1,700	[2]	Checkers Drive-In Restaurants, Inc.	11,815
500	[2]	Cherokee, Inc.	7,965
2,100	[2,3]	Chicago Pizza & Brewery, Inc.	17,493
1,321	[2,3]	Children's Place Retail Stores, Inc.	11,625
2,480	[2]	Choice Hotels International, Inc.	49,054
2,550	[2]	Christopher & Banks Corp.	68,085
685	[2,3]	Churchill Downs, Inc.	26,894
4,660		Claire's Stores, Inc.	120,042
1,625		Coachmen Industries, Inc.	22,019
339	[2]	Coldwater Creek, Inc.	5,010
1,000	[2]	Cole National Corp., Class A	13,990
2,656	[2]	Collins & Aikman Corp.	7,038
2,000	[2]	CompuCom Systems, Inc.	11,460
3,177	[2]	Concord Camera Corp.	17,378
2,150	[2]	Cost Plus, Inc.	62,137
400		Courier Corp.	14,980
1,900	[2]	Cross Media Marketing Corp.	1,748
2,971	[2]	Crown Media Holdings, Inc., Class A	8,319
700	[2]	Culp, Inc.	5,005
1,200	[2]	Dave & Buster's, Inc.	9,576
		COMMON STOCKS--continued[1]
		Consumer Discretionary--continued
400		Deb Shops, Inc.	$10,000
1,200	[2]	Department 56, Inc.	15,120
1,968	[2]	Dover Downs Entertainment, Inc.	17,614
1,669		Dover Motorsports, Inc.	6,359
3,534	[2]	Dress Barn, Inc.	55,484
1,653	[2]	Dura Automotive Systems, Inc.	14,001
1,096	[3]	Electronics Boutique Holdings, Corp.	27,620
100	[2]	Escalade, Inc.	2,050
2,800	[2,3]	F.A.O., Inc.	10,192
1,583	[2]	Factory 2-U Stores, Inc.	2,454
4,913		Federal Signal Corp.	82,981
2,000	[2]	Finish Line, Inc., Class A	17,980
600	[2]	Finlay Enterprises, Inc.	7,200
400		Fisher Communications, Inc.	18,312
3,874	[2,3]	Fleetwood Enterprises, Inc.	21,694
3,400		Foamex International, Inc.	4,522
2,749	[2,3]	Footstar, Inc.	19,958
2,576	[2]	Fossil, Inc.	50,515
2,369		Freds, Inc.	64,652
1,800	[3]	Friedmans, Inc., Class A	15,244
2,300	[2,3]	GSI Commerce, Inc.	11,293
1,200	[2]	Gaiam, Inc.	11,700
1,200	[2,3]	Galyan's Trading Co.	12,972
700	[2]	Gart Sports Co.	13,034
2,378	[2]	Gaylord Entertainment Co.	42,019
2,254	[2]	Genesco, Inc.	35,974
1,900	[2]	Goody's Family Clothing, Inc.	8,436
1,000		Gray Television, Inc., Class A	11,070
62		Grey Global Group, Inc.	36,627
2,045	[2]	Group 1 Automotive, Inc.	43,231
845	[2]	Guess ?, Inc.	3,870
1,897	[2,3]	Guitar Center, Inc.	35,474
2,600	[2]	Gymboree Corp.	47,736
1,800		Hancock Fabrics, Inc.	28,620
2,729		Handleman Co.	27,263
3,400	[2]	Harris Interactive, Inc.	10,200
1,648		Haverty Furniture Cos., Inc.	21,160
1,605	[2,3]	Hayes Lemmerz International, Inc.	578
		COMMON STOCKS--continued[1]
		Consumer Discretionary--continued
800	[2]	Hibbett Sporting Goods, Inc.	$17,512
5,700		Hollinger International, Inc.	55,575
1,700	[2]	Hollywood Casino Corp., Class A	20,944
6,031	[2]	Hollywood Entertainment Corp.	118,569
3,444	[2,3]	Hot Topic, Inc.	67,158
1,700	[2,3]	Hovnanian Enterprises, Inc., Class A	64,294
2,646		Hughes Supply, Inc.	90,361
2,195	[2]	IHOP Corp.	50,244
1,172	[2,3]	IMPCO Technologies, Inc.	4,653
1,092	[2]	Information Holdings, Inc.	16,489
4,500	[2]	Insight Communication Co., Inc.	43,830
4,496	[2]	Insight Enterprises, Inc.	34,349
4,805		Interface, Inc.	17,793
2,500		Intermet Corp.	10,000
2,754	[2]	Intertan, Inc.	19,553
1,623	[2]	Isle of Capri Casinos, Inc.	20,856
1,950	[2,3]	J. Jill Group, Inc.	42,042
2,543	[2]	JAKKS Pacific, Inc.	33,669
4,037	[2]	Jack in the Box, Inc.	87,563
1,600	[2,3]	Jo-Ann Stores, Inc.	38,960
900	[2]	Johnson Outdoors, Inc., Class A	8,370
3,119	[2]	Journal Register Co.	57,608
1,300		K Swiss, Inc., Class A	33,319
3,000	[2]	K2, Inc.	30,000
2,739		Kellwood Co.	63,956
769	[2]	Kenneth Cole Productions, Inc., Class A	18,456
1,100	[2]	Keystone Automotive Industries, Inc.	16,588
3,696		Kimball International, Inc., Class B	56,290
2,363		Landrys Seafood Restaurants, Inc.	53,782
2,049		Libbey, Inc.	57,802
1,890		Liberty Corp.	70,025
529	[2]	Liberty Livewire Corp.	608
3,982	[2,3]	Linens 'N Things, Inc.	93,617
1,200	[2]	Lithia Motors, Inc., Class A	19,548
1,858	[2]	Lodgenet Entertainment	14,028
1,909		Lone Star Steakhouse & Saloon, Inc.	39,784
2,334	[2,3]	Luby's Cafeteria, Inc.	12,137
2,096		M.D.C. Holdings, Inc.	78,684
		COMMON STOCKS--continued[1]
		Consumer Discretionary--continued
1,300		M/I Schottenstein Homes, Inc.	$42,133
2,300	[2]	MTR Gaming Group, Inc.	20,700
4,700	[2]	Macrovision Corp.	60,630
4,900	[2]	Magna Entertainment Corp., Class A	29,106
2,117		Marcus Corp.	30,125
200	[2]	MarineMax, Inc.	2,000
1,696	[2,3]	Martha Stewart Living Omnimedia, Class A	12,211
1,900	[2,3]	Marvel Enterprises, Inc.	15,295
2,992		Matthews International Corp., Class A	69,863
1,500	[2]	Maxwell Shoe Co., Inc., Class A	16,500
6,800	[2,3]	Mediacom Communications Corp.	37,060
3,431	[2]	Mens Wearhouse, Inc.	47,073
1,000	[3]	Meritage Corp.	40,000
300	[2]	Mestek, Inc.	5,430
1,689		Midas, Inc.	11,147
3,289	[2,3]	Midway Games, Inc.	13,353
3,121		Modine Manufacturing Co.	54,586
1,800	[2]	Modtech Holdings, Inc.	16,902
2,579	[2]	Monaco Coach Corp.	41,754
1,100	[2]	Monro Muffler Brake, Inc.	19,525
300	[2]	Mossimo, Inc.	2,166
400	[2,3]	Mothers Work, Inc.	14,408
1,000		Movado Group, Inc.	17,060
1,875	[2]	Movie Gallery, Inc.	34,106
1,100	[2,3]	Multimedia Games, Inc.	24,420
536		National Presto Industries, Inc.	15,544
2,768	[2]	Nautica Enterprise, Inc.	31,002
3,263	[2,3]	Nautilus Group (The), Inc.	44,834
1,300	[2]	Navigant International, Inc.	14,859
1,100	[2,3]	NetFlix, Inc.	9,868
1,721	[2]	O' Charleys, Inc.	33,904
2,800	[2]	Oakley, Inc.	33,096
12,633	[2]	Officemax, Inc.	59,754
1,513		Oneida Ltd.	17,929
1,159		OshKosh B'Gosh, Inc., Class A	34,538
600		Oxford Industries, Inc.	14,220
1,810	[2,3]	P. F. Chang's China Bistro, Inc.	62,445
952	[2]	PC Connections, Inc.	5,522
		COMMON STOCKS--continued[1]
		Consumer Discretionary--continued
3,312	[2]	Pacific Sunwear of California	$77,401
1,943	[2]	Palm Harbor Homes, Inc.	25,259
2,500	[2,3]	Panera Bread Co.	81,250
1,453	[2,3]	Papa Johns International, Inc.	37,822
1,491	[2,3]	Parkervision, Inc.	17,221
1,000	[2]	Party City Corp.	12,110
3,943	[2]	Paxson Communications Corp.	10,370
2,500	[2]	Payless ShoeSource, Inc.	126,250
3,320	[2,3]	Penn National Gaming, Inc.	68,658
4,722	[2,3]	Penton Media, Inc.	2,361
5,256		Pep Boys-Manny Moe & Jack	60,970
2,495		Phillips Van Heusen Corp.	33,732
2,911		Pinnacle Entertainment, Inc.	21,687
1,340	[2,3]	Playboy Enterprises, Inc., Class B	11,109
1,700	[2]	Pomeroy Computer Resources, Inc.	18,717
13,900	[2,3]	Priceline.com, Inc.	30,608
357	[2]	Pricesmart, Inc.	9,407
4,971	[2]	Prime Hospitality Corp.	40,166
1,546	[2,3]	Private Media Group, Inc.	3,185
1,017		Pulitzer, Inc.	47,291
1,300	[2]	Quaker Fabric Corp.	8,931
2,134	[2]	Quiksilver, Inc.	51,237
3,057	[2]	R.R. Donnelley Corp.	73,949
900	[2]	Racing Champions Ertl Corp.	11,700
2,297	[2]	Rare Hospitality International, Inc.	61,284
5,000	[2,3]	Raytech Corp.	29,750
2,916	[2]	Regent Communications, Inc.	17,642
2,753	[2]	Rent-Way, Inc.	9,525
2,100	[2,3]	Restoration Hardware, Inc.	11,130
500	[2]	REX Stores Corp.	5,975
970		Russ Berrie & Co., Inc.	31,457
2,691		Russell Corp.	41,818
4,854	[2]	Ryan's Family Steak Houses, Inc.	49,802
2,295	[2,3]	SCP Pool Corp.	65,408
10,059	[2,3]	SONICblue, Inc.	4,124
1,661	[2]	Saga Communications, Inc., Class A	33,718
1,033	[2]	Salem Communications Corp.	25,587
713	[2,3]	Salton, Inc.	7,665
		COMMON STOCKS--continued[1]
		Consumer Discretionary--continued
1,076		Sauer-Danfoss, Inc.	$7,962
1,860	[2,3]	School Specialty, Inc.	44,975
4,500	[2]	Scientific Games Holdings Corp.	34,290
1,000	[2,3]	Sharper Image Corp.	20,970
800	[2,3]	Shoe Carnival, Inc.	10,384
3,717		Shopko Stores, Inc.	47,094
1,900	[2,3]	Shuffle Master, Inc.	43,586
3,331	[2,3]	Sinclair Broadcast Group, Inc.	39,406
8,306	[2,3]	Sirius Satellite Radio, Inc.	7,550
2,136	[2,3]	Skechers USA, Inc., Class A	21,146
1,025		Skyline Corp.	29,766
4,013	[2]	Sonic Corp.	93,383
3,924	[2]	Spanish Broadcasting System, Inc.	26,016
1,600		Spartan Motors, Inc.	17,984
1,436	[2]	Speedway Motorsports, Inc.	34,636
3,600	[2]	Sports Authority (The), Inc.	21,384
2,600	[2,3]	Sports Resorts Int'l, Inc.	12,610
2,200	[2]	Stage Stores, Inc.	47,542
4,717	[2,3]	Stamps.com, Inc.	20,283
700		Standard Motor Products, Inc.	7,070
3,563		Standard Pacific Corp.	86,510
1,000	[2]	Stanley Furniture Co., Inc.	24,990
600		Starrett (L.S.) Co., Class A	8,700
3,820	[2]	Station Casinos, Inc.	68,722
2,461	[2]	Stein Mart, Inc.	14,372
600	[2]	Steinway Musical Instruments, Inc.	11,220
970	[2]	Steven Madden Ltd.	16,578
1,498	[2]	Stoneridge, Inc.	14,516
600	[2]	Strattec Security Corp.	29,700
4,419		Stride Rite Corp.	37,782
2,152		Sturm Ruger & Co., Inc.	23,650
2,291		Superior Industries International, Inc.	97,299
1,800	[2]	TBC Corp.	20,862
200	[2]	Technical Olympic USA, Inc.	3,316
4,300	[2]	Tenneco Automotive, Inc.	24,725
2,932	[2,3]	The Boyds Collection, Ltd.	21,404
2,669		The Steak n Shake Co.	29,332
900	[2]	Thomas Nelson, Inc.	7,200
		COMMON STOCKS--continued[1]
		Consumer Discretionary--continued
1,618		Thor Industries, Inc.	$54,122
2,231	[2,3]	TiVo, Inc.	9,772
3,726	[2]	Too, Inc.	94,268
1,376		Toro Co.	87,871
6,736	[2,3]	Tower Automotive, Inc.	35,701
1,500	[2]	Tractor Supply Co.	56,985
2,714	[2]	Trans World Entertainment Corp.	8,169
1,521		Triarc Companies, Inc.	36,504
900	[2]	Tropical Sportswear International Corp.	8,550
908	[2]	Tuesday Morning Corp.	18,986
5,796		Tupperware Corp.	93,547
2,097	[2]	Tweeter Home Entertainment Group, Inc.	16,380
1,199	[2]	Ultimate Electronics, Inc.	15,803
5,515	[2]	Unifi, Inc.	30,443
800		UniFirst Corp.	15,992
1,817	[2]	United Auto Group, Inc.	24,130
1,708	[2]	Universal Electronics, Inc.	13,408
800	[2]	Urban Outfitters, Inc.	19,216
843	[2,3]	Vail Resorts, Inc.	12,139
174		Value Line, Inc.	6,704
2,167	[2]	Valuevision International, Inc., Class A	28,648
2,180	[2]	Vans, Inc.	10,072
600	[2]	WCI Communities, Inc.	5,970
2,073	[2]	WESCO International, Inc.	7,877
2,456	[3]	WMS Industries, Inc.	34,875
3,503		Wellman, Inc.	35,380
1,100	[2,3]	West Marine, Inc.	15,598
4,172	[2,3]	WestPoint Stevens, Inc.	3,296
2,775	[2]	Wet Seal, Inc., Class A	32,301
1,300	[2]	Whitehall Jewellers, Inc.	12,350
400	[2]	William Lyon Homes, Inc.	9,660
1,542	[2,3]	Wilsons The Leather Experts, Inc.	6,199
1,312	[3]	Winnebago Industries, Inc.	59,473
4,560		Wolverine World Wide, Inc.	73,462
1,197	[2,3]	World Wrestling Federation Entertainment, Inc.	9,480
15,723	[2]	Wyndham International, Inc., Class A	3,774
5,955	[2,3]	XM Satellite Radio Holdings, Inc., Class A	17,865
2,986	[2]	The Yankee Candle Co., Inc.	51,210
		COMMON STOCKS--continued[1]
		Consumer Discretionary--continued
1,526	[2,3]	Young Broadcasting, Inc., Class A	$15,260
831	[2]	bebe stores, Inc.	10,786
5,200	[2]	dELiA*s Corp., Class A	2,600

		TOTAL	9,200,176

		Consumer Staples--3.4%
2,400	[2]	7-Eleven, Inc.	19,536
300		Alico, Inc.	8,490
1,843	[2,3]	American Italian Pasta Co., Class A	63,491
200	[2]	Arden Group, Inc., Class A	11,450
3,187	[2]	Aurora Foods, Inc.	1,753
1,200	[2]	Boston Beer Co. (The), Inc., Class A	18,816
6,161	[2,3]	Cadiz, Inc.	5,915
4,254		Casey's General Stores, Inc.	49,772
1,900	[2]	Central Garden & Pet Co.	37,981
600	[2]	Chattem, Inc.	25,164
4,200	[2]	Chiquita Brands International, Inc.	51,408
142		Coca-Cola Bottling Co.	7,566
3,648		Corn Products International, Inc.	107,507
3,271	[2]	Del Monte Foods Co.	26,233
4,054		Delta & Pine Land Co.	77,715
4,500		Dimon, Inc.	27,630
2,367	[2,3]	Duane Reade, Inc.	45,541
1,400	[2,3]	Elizabeth Arden, Inc.	15,414
81		Farmer Brothers Co.	24,948
6,037	[3]	Fleming Cos., Inc.	38,878
2,400	[2]	Flowers Foods, Inc.	53,328
1,847	[2]	Great Atlantic & Pacific Tea Co., Inc.	10,509
800	[2]	Green Mountain Coffee, Inc.	10,992
2,566	[2]	Hain Celestial Group, Inc.	36,771
400	[2,3]	Horizon Organic Holding Corp.	6,400
990		Ingles Markets, Inc., Class A	11,177
1,716		International Multifoods Corp.	33,376
4,768		Interstate Bakeries Corp.	118,771
900	[2]	J&J Snack Foods Corp.	33,300
2,695		Lance, Inc.	31,451
3,353		Longs Drug Stores Corp.	74,940
200		Maui Land & Pineapple Co., Inc.	3,148
1,062	[3]	Mondavi Robert Corp., Class A	35,046
		COMMON STOCKS--continued[1]
		Consumer Staples--continued
1,000	[2]	Monterey Pasta Co.	$6,280
4,530	[2]	NBTY, Inc.	70,441
1,600		Nash Finch Co.	19,728
400	[2]	National Beverage Corp.	5,796
1,200		Natures Sunshine Products, Inc.	13,572
4,907		Nu Skin Asia Pacific, Inc., Class A	56,381
3,300	[2]	Pathmark Stores, Inc.	15,015
1,300	[2]	Peet's Coffee & Tea, Inc.	18,746
900	[2]	Penn Traffic (The), Co.	3,825
1,544		Pilgrim's Pride Corp.	9,588
3,425	[2]	Playtex Products, Inc.	29,797
3,267	[2]	Ralcorp Holdings, Inc.	73,867
788	[2,3]	Revlon, Inc., Class A	2,758
567		Riviana Foods, Inc.	14,362
3,464		Ruddick Corp.	51,891
1,100		Sanderson Farms, Inc.	20,272
1,693		Schweitzer-Mauduit International, Inc.	41,969
33		Seaboard Corp.	7,087
4,763		Sensient Technologies Corp.	115,979
1,269	[2]	Smart & Final, Inc.	7,424
5,204		Smucker (J.M.) Co.	190,518
1,800	[2]	Standard Commercial Corp.	30,474
708		Tejon Ranch Co.	18,974
4,048	[2]	Topps Co. (The), Inc.	33,598
2,136	[2]	United Natural Foods, Inc.	51,905
2,888		Universal Corp.	101,715
2,412	[3]	Vector Group, Ltd.	25,326
1,749		WD 40 Co.	50,196
700	[2]	Water Pik Technologies, Inc.	6,426
1,200		Weis Markets, Inc.	39,708
2,528	[2,3]	Wild Oats Markets, Inc.	28,518

		TOTAL	2,286,553

		Energy--4.0%
2,300	[2]	3TEC Energy Corp.	29,440
942	[2]	Atwood Oceanics, Inc.	28,072
1,697		Berry Petroleum Co., Class A	28,272
2,984		Cabot Oil & Gas Corp., Class A	65,230
4,478	[2]	Cal Dive International, Inc.	98,382
		COMMON STOCKS--continued[1]
		Energy--continued
968		Carbo Ceramics, Inc.	$30,879
15,621	[3]	Chesapeake Energy Corp.	109,035
2,546	[2]	Comstock Resources, Inc.	20,241
2,659	[2]	Denbury Resources, Inc.	30,977
681	[2,3]	Dril-Quip, Inc.	13,790
700	[2]	Encore Aquisition Co.	11,459
2,300	[2]	Energy Partners Ltd.	18,515
400		EnergySouth, Inc.	10,636
2,105	[2,3]	Evergreen Resources, Inc.	86,579
2,900	[2,3]	Exploration Co. of Delaware (The)	9,976
2,917		Frontier Oil Corp.	43,784
7,300	[2,3]	Global Industries Ltd.	29,200
18,398		Grey Wolf, Inc.	73,592
1,539	[2]	Gulf Island Fabrication, Inc.	20,392
1,500	[2]	Gulfmark Offshore, Inc.	22,950
5,300	[2,3]	Hanover Compressor Co.	55,597
3,400	[2]	Harvest Natural Resources, Inc.	22,712
1,000		Holly Corp.	17,670
2,747	[2,3]	Horizon Offshore, Inc.	16,867
1,500	[2]	Hydril Co.	40,575
4,864	[2]	Input/Output, Inc.	21,158
10,662	[2]	Key Energy Group, Inc.	95,212
3,168	[2]	Lone Star Technologies, Inc.	41,342
500		Lufkin Industries, Inc.	12,830
5,325	[2]	Magnum Hunter Resources, Inc.	27,690
4,103	[2]	Maverick Tube Corp.	52,313
5,386	[2,3]	Meridian Resource Corp.	5,171
1,000	[2]	NATCO Group, Inc., Class A	6,070
1,791	[2]	NS Group, Inc.	10,746
7,883	[2]	Newpark Resources, Inc.	25,383
1,756	[2]	Nuevo Energy Co.	23,882
2,592	[2]	Oceaneering International, Inc.	71,798
2,109		Offshore Logistics, Inc.	45,280
1,700	[2]	Oil States International, Inc.	22,015
3,006		Overseas Shipholding Group, Inc.	52,154
8,537	[2]	Parker Drilling Co.	19,891
2,630	[3]	Patina Oil & Gas Corp.	76,664
300	[2]	Petroleum Helicopters, Inc.	8,631
		COMMON STOCKS--continued[1]
		Energy--continued
4,400	[2]	PetroQuest Energy, Inc.	$17,688
2,628	[2]	Plains Resources, Inc.	58,657
1,140	[2]	Prima Energy Corp.	26,516
1,100	[2]	Quicksilver Resources, Inc.	24,200
1,161		RPC Energy Services, Inc.	11,436
5,500	[2]	Range Resources Corp.	26,235
2,200	[2]	Remington Oil & Gas Corp.	33,880
1,600		Resource America, Inc., Class A	12,432
1,906	[2]	SEACOR SMIT, Inc.	78,337
2,610	[2]	Spinnaker Exploration Co.	50,242
3,458		St. Mary Land & Exploration Co.	87,626
2,331	[2,3]	Stone Energy Corp.	74,965
5,319	[2]	Superior Energy Services, Inc.	43,563
2,523	[2]	Swift Energy Co.	18,166
2,199	[2]	Syntroleum Corp.	2,859
7,120	[2]	Tesoro Petroleum Corp.	23,211
1,400	[2]	Tetra Technologies, Inc.	29,190
1,120	[2]	The Houston Exploration Co.	34,395
3,620	[2]	Tom Brown, Inc.	86,518
1,602	[2]	Transmontaigne, Co.	6,953
2,532	[2]	Trico Marine Services, Inc.	6,330
3,938	[2]	Unit Corp.	76,003
1,767	[2,3]	Universal Compression Holdings, Inc.	34,280
1,399		Unocal Corp.	38,678
3,359	[2,3]	Veritas DGC, Inc.	29,559
5,334		Vintage Petroleum, Inc.	51,206
2,500	[2]	W-H Energy Services, Inc.	41,550
2,087	[3]	Western Gas Resources, Inc.	69,101
1,759	[2]	Westport Resources Corp.	30,536

		TOTAL	2,677,364

		Financials--22.2%
1,458		1st Source Corp.	17,715
400		ABC Bancorp	5,120
2,000		Acadia Realty Trust	14,980
800	[2,3]	Actrade Financial Technologies Ltd.	800
2,400	[3]	Advanta Corp., Class B	23,592
996		Alabama National Bancorp	46,354
219	[2]	Alexander's, Inc.	14,071
		COMMON STOCKS--continued[1]
		Financials--continued
1,950		Alexandria Real Estate Equities, Inc.	$81,900
3,862		Alfa Corp.	47,503
2,000		Allegiant Bancorp, Inc.	34,320
2,680		Amcore Financial, Inc.	61,988
10,100	[2,3]	Ameritrade Holding Corp.	45,652
4,476	[3]	American Capital Strategies Ltd.	87,998
2,649		American Financial Holdings, Inc.	79,682
1,000		American Home Mortgage Holdings, Inc.	10,240
700	[2]	American Medical Security Group, Inc.	8,596
400	[3]	American National Bankshares, Inc.	10,440
1,200	[2]	American Physicians Capital, Inc.	18,900
1,588		Amli Residential Properties Trust	33,348
2,305		Anchor Bancorp Wisconsin, Inc.	47,760
5,100		Anthracite Capital, Inc.	53,958
2,200	[3]	Anworth Mortgage Asset Corp.	27,258
2,900		Apex Mortgage Capital, Inc.	18,647
2,369		Argonaut Group, Inc.	33,995
1,187		Arrow Financial Corp.	36,663
1,600		Associated Estates Realty Corp.	9,712
500	[2]	Avatar Holdings, Inc.	11,110
700		BKF Capital Group, Inc.	13,125
881		BSB Bancorp, Inc.	17,849
1,119		Baldwin & Lyons, Inc., Class B	27,550
400	[2]	Banc (The) Corp.	2,956
389		BancFirst Corp.	18,166
1,490		Bank Granite Corp.	27,386
1,100		Bank Mutual Corp.	23,914
200		Bank of the Ozarks, Inc.	4,618
4,600		BankAtlantic Bancorp, Inc., Class A	42,872
2,900	[2]	BankUnited Financial Corp., Class A	47,067
1,200		Banner Corp.	22,140
6,885	[3]	Bay View Capital Corp.	41,103
1,573		Bedford Property Investors, Inc.	39,152
400		Berkshire Hills Bancorp, Inc.	10,100
2,600		Boston Private Financial Holdings, Inc.	47,866
100		BostonFed Bancorp, Inc.	2,700
3,231		Boykin Lodging Co.	27,625
2,934		Brandywine Realty Trust	58,680
		COMMON STOCKS--continued[1]
		Financials--continued
6,450		Brookline Bancorp, Inc.	$73,014
200		Bryn Mawr Bank Corp.	7,830
700		CB Bancshares, Inc./Hawaii	27,811
2,564		CBL & Associates Properties, Inc.	94,765
900		CCBT Financial Cos., Inc.	22,950
2,200	[3]	CFS Bancorp, Inc.	31,174
1,572		CNA Surety Corp.	21,819
984		CPB, Inc.	48,216
2,953		CVB Financial Corp.	67,417
100		California First National Bancorp	1,247
600		Camden National Corp.	14,940
2,972		Capital Automotive REIT	72,814
670		Capital City Bank Group, Inc.	22,210
600		Capitol Bancorp Ltd.	11,976
1,083	[3]	Capstead Mortgage Corp.	22,602
2,000		Cascade Bancorp	29,740
3,357		Cash America International, Inc.	30,045
1,722		Cathay Bancorp, Inc.	69,310
2,105		Centennial Bancorp	18,335
100		Center Trust, Inc.	590
749	[2,3]	Central Coast Bancorp	13,197
2,200	[2]	Ceres Group, Inc.	2,222
100		Charter Financial Corp.	2,754
4,560		Charter Municipal Mortgage Acceptance Co.	79,572
2,443		Chateau Communities, Inc.	54,503
3,434		Chelsea Property Group, Inc.	111,777
2,446	[3]	Chemical Financial Corp.	65,479
3,238		Chittenden Corp.	88,592
1,600		Citizens First Bancorp, Inc.	30,688
2,600	[2]	Citizens, Inc., Class A	20,488
1,288		City Bank Lynwood, WA	34,390
1,900	[2]	City Holding Co.	53,409
1,600	[2]	Clark/Bardes, Inc.	27,040
750	[3]	CoBiz, Inc.	11,625
800		Coastal Bancorp, Inc.	23,008
300		Coastal Financial Corp.	4,293
1,584	[3]	Colonial Properties Trust	52,367
200		Columbia Bancorp	4,108
		COMMON STOCKS--continued[1]
		Financials--continued
2,320	[2]	Columbia Banking Systems, Inc.	$27,724
2,689		Commerce Group, Inc.	92,098
5,474		Commercial Federal Corp.	127,270
3,986		Commercial Net Lease Realty	62,182
800		Commonwealth Bancorp	36,800
1,300		Community Bank System, Inc.	41,600
735		Community Banks, Inc.	19,698
4,901		Community First Bankshares, Inc.	134,336
1,100		Community Trust Bancorp, Inc.	30,404
1,967	[2]	CompuCredit Corp.	9,147
1,300		Connecticut Bancshares, Inc.	50,271
5,078		Cornerstone Realty Income Trust, Inc.	39,304
1,500		Corporate Office Properties Trust	20,175
1,400		Correctional Properties Trust	29,750
3,097	[2]	Corrections Corp. America	49,800
1,281		Corus Bankshares, Inc.	57,017
3,862		Crawford & Co., Class B	24,640
1,325	[2,3]	Credit Acceptance Corp.	11,249
3,800		Crown American Realty Trust	33,630
1,226	[2]	DVI, Inc.	10,727
1,417	[3]	Delphi Financial Group, Inc., Class A	54,909
2,405		Dime Community Bancorp, Inc.	50,505
2,937		East West Bancorp, Inc.	101,326
1,587		EastGroup Properties, Inc.	38,501
1,832		Entertainment Properties Trust	41,238
4,491		Equity Inns, Inc.	26,227
200	[3]	Equity One, Inc.	2,576
1,623		Essex Property Trust, Inc.	77,028
1,700	[2]	Euronet Worldwide, Inc.	8,245
1,111		F & M Bancorp	35,796
1,228		FBL Financial Group, Inc., Class A	25,174
2,200		FBR Asset Investment Corp.	66,000
400		FNB Corp.	11,884
1,200	[2,3]	FPIC Insurance Group, Inc.	4,560
704		Farmers Capital Bank Corp.	23,380
900	[2,3]	Federal Agricultural Mortgage Association, Class C	28,143
4,245		Federal Realty Investment Trust	111,856
4,892		FelCor Lodging Trust, Inc.	54,693
		COMMON STOCKS--continued[1]
		Financials--continued
2,400		Fidelity Bankshares, Inc.	$45,672
1,229	[2]	Financial Federal Corp.	34,437
500		Financial Industries Corp.	6,860
900		Financial Institutions, Inc.	23,013
3,636		First BanCorp Puerto Rico	91,009
700		First Bancorp, Inc.	17,437
400	[2]	First Banks America, Inc.	16,140
964		First Busey Corp.	21,700
3,386	[3]	First Charter Corp.	57,359
667		First Citizens Bancshares, Inc., Class A	66,540
7,431		First Commmonwealth Financial Corp.	87,983
800		First Community Bancorp /CA	25,176
880		First Community Bancshares, Inc.	27,940
100		First Defiance Financial Corp.	1,870
1,000		First Essex Bancorp, Inc.	38,080
2,016		First Federal Capital Corp.	38,828
3,941		First Financial Bancorp	71,963
1,287		First Financial Bankshares, Inc.	49,730
744		First Financial Corp.	37,646
1,472		First Financial Holdings, Inc.	37,624
1,233		First Indiana Corp.	22,638
1,429		First Merchants Corp.	32,567
500		First National Corp.	14,000
969		First Niagra Financial Group, Inc.	29,206
200		First Oak Brook Bancshares, Inc.	6,204
100		First of Long Island Corp. (The)	3,350
2,100		First Place Financial Corp.	35,616
1,100	[2]	First Republic Bank	22,275
2,633		First Sentinel Bancorp, Inc.	35,440
100		First South Bancorp, Inc. /VA	3,541
300		First State Bancorporation	7,200
500		FIRSTFED AMERICA BANCORP, INC.	13,495
1,838		FirstFed Financial Corp.	49,810
1,525		Flagstar Bancorp, Inc.	29,356
1,750		Flushing Financial Corp.	29,557
6,433	[3]	Fremont General Corp.	31,843
1,667	[2]	Friedman, Billings, Ramsey Group, Inc., Class A	16,637
1,796		Frontier Financial Corp.	46,750
		COMMON STOCKS--continued[1]
		Financials--continued
822		GBC Bancorp	$16,687
722	[2]	Gabelli Asset Management, Inc., Class A	21,523
2,707		Gables Residential Trust	61,314
945		German American Bancorp	15,271
1,700		Getty Realty Holding Corp.	33,286
1,000		Gladstone Capital Corp.	16,560
1,600		Glacier Bancorp, Inc.	36,512
1,693		Glenborough Realty Trust, Inc.	30,897
3,265		Glimcher Realty Trust	52,697
4,310		Gold Banc Corp., Inc.	42,410
900		Granite State Bankshares, Inc.	30,015
584		Great American Financial Resources, Inc.	9,338
1,462		Great Lakes REIT, Inc.	25,263
600		Great Southern Bancorp, Inc.	22,980
14,161		HRPT Properties Trust	111,447
1,753	[3]	Hancock Holding Co.	85,336
400	[2]	Hanmi Financial Corp.	6,048
2,375		Harbor Florida Bancshares, Inc.	52,962
3,254		Harleysville Group, Inc.	92,804
2,091		Harleysville National Corp.	50,416
500	[2]	Hawthorne Financial Corp.	14,075
4,321		Health Care REIT, Inc.	121,334
2,900	[2]	HealthExtras, Inc.	11,020
4,620		Healthcare Realty Trust, Inc.	143,035
1,800		Heritage Property Investment Trust	42,930
3,096		Hilb Rogal & Hamilton Co.	126,936
2,915		Home Properties of New York, Inc.	92,405
3,893		Horace Mann Educators Corp.	58,434
1,600	[3]	Hudson River Bancorp, Inc.	37,120
1,940		Humboldt Bancorp	22,814
4,600		IMPAC Mortgage Holdings, Inc.	50,048
3,632		IRT Property Co.	43,076
500	[2]	ITLA Capital Corp.	15,300
1,000		Iberiabank Corp.	36,850
32	[2]	Imperial Credit Industries, Inc., Warrants	0
1,800		Independent Bank Corp.- Massachusetts	39,240
1,753		Independent Bank Corp.- Michigan	56,361
2,701		Innkeepers USA Trust	20,960
		COMMON STOCKS--continued[1]
		Financials--continued
1,913	[2]	Insignia Financial Group, Inc.	$11,191
2,462		Integra Bank Corp.	40,401
500		Interchange Financial Services Corp.	9,025
2,493		International Bancshares Corp.	90,994
2,600		Investors Real Estate Trust	27,430
1,707	[3]	Irwin Financial Corp.	24,751
3,841		JDN Realty Corp.	41,790
2,125		Jefferies Group, Inc.	88,506
3,383	[2]	Jones Lang LaSalle, Inc.	57,004
655		Kansas City Life Insurance Co.	25,021
1,600		Keystone Property Trust	26,512
2,696		Kilroy Realty Corp.	58,018
8,900	[2]	Knight Trading Group, Inc.	42,275
2,129		Koger Equity, Inc.	33,042
2,000		Kramont Realty Trust	28,500
2,821		LNR Property Corp.	100,569
500		LSB Bancshares, Inc.	8,075
800		LTC Properties, Inc.	5,008
15,168	[2]	La Quinta Properties, Inc.	66,891
2,520		LaSalle Hotel Properties	33,012
1,213		Lakeland Bancorp, Inc.	21,951
200		Lakeland Financial Corp.	4,650
2,039		LandAmerica Financial Group, Inc.	72,384
2,730		Lexington Corporate Properties Trust	41,250
2,900	[2]	Local Financial Corp.	41,412
2,052		MAF Bancorp, Inc.	66,669
900		MASSBANK Corp.	27,450
1,300	[2]	MB Financial, Inc.	44,070
2,500	[3]	MCG Capital Corp.	29,350
4,800		MFA Mortgage Investments, Inc.	39,024
300		Macatawa Bank Corp.	6,000
3,591		Macerich Co. (The)	102,164
1,000	[3]	Main Street Banks, Inc.	18,910
300		MainSource Financial Group, Inc.	7,212
1,351		Manufactured Home Communities, Inc.	38,571
100		Meemic Holdings, Inc.	2,879
100		Merchants Bancshares, Inc.	2,400
4,465		MeriStar Hospitality Corp.	33,934
		COMMON STOCKS--continued[1]
		Financials--continued
3,600	[3]	Metris Cos., Inc.	$10,260
1,381		Mid-American Apartment Communities, Inc.	32,592
1,900		Mid-Atlantic Realty Trust	31,255
2,640		Mid-State Bancshares	46,390
788		Midland Co.	14,184
900		Midwest Banc Holdings, Inc.	16,893
2,374		Mills Corp.	65,878
1,600		Mission West Properties, Inc.	16,080
666		NBC Capital Corp.	16,750
3,223		NBT Bancorp, Inc.	56,080
2,221		National Health Investors, Inc.	35,869
300		National Health Realty, Inc.	4,566
1,924		National Penn Bancshares, Inc.	52,179
291	[2]	National Western Life Insurance Co., Class A	26,792
5,401		Nationwide Health Properties, Inc.	92,033
5,917	[2]	Net.B@nk, Inc.	58,460
1,700	[3]	New Century Financial Corp.	35,870
1,300		Northwest Bancorp, Inc.	17,810
1,100	[3]	Novastar Financial, Inc.	25,575
300		Nymagic, Inc.	4,845
1,608		OceanFirst Financial Corp.	34,331
4,005	[2]	Ocwen Financial Corp.	10,974
1,700		Odyssey Re Holdings Corp.	30,974
6,119	[2,3]	Ohio Casualty Corp.	80,710
799		Old Second Bancorp, Inc.	30,761
839		Omega Financial Corp.	28,836
700	[2]	Omega Healthcare Investors, Inc.	3,262
1,192		Oriental Financial Group	27,833
1,251		PFF Bancorp, Inc.	38,543
1,166	[2]	PICO Holdings, Inc.	12,151
2,919	[3]	PMA Capital Corp.	39,698
1,129		PS Business Parks, Inc.	35,778
3,817		Pacific Capital Bancorp	102,410
2,554		Pacific Gulf Properties, Inc.	64
2,214		Pacific Northwest Bancorp	54,354
800	[2]	Pacific Union Bank	8,760
4,091		Pan Pacific Retail Properties, Inc.	137,048
200		Parkvale Financial Corp.	4,830
		COMMON STOCKS--continued[1]
		Financials--continued
840	[3]	Parkway Properties, Inc.	$28,148
800		Partners Trust Financial Group, Inc.	12,048
200		Peapack-Gladstone Financial Corp.	12,204
600		PennFed Financial Services, Inc.	15,720
440		PennRock Financial Services Corp.	12,127
1,569		Pennsylvania REIT	40,245
600		Peoples Bancorp, Inc.	17,826
600		Peoples Holding Co.	26,250
1,868	[2]	Philadelphia Consolidated Holding Corp.	62,615
800		Port Financial Corp.	32,064
3,700		Post Properties, Inc.	86,765
3,436		Prentiss Properties Trust	92,600
2,253		Presidential Life Corp.	27,712
200		PrivateBancorp, Inc.	7,478
2,380	[2]	ProAssurance Corp.	39,865
1,800		Prosperity Bancshares, Inc.	33,786
300		Provident Bancorp, Inc.	8,760
2,615		Provident Bankshares Corp.	59,102
900	[2]	Quaker City Bancorp, Inc.	31,679
1,715		R&G Financial Corp., Class B	40,971
1,500		RAIT Investment Trust	31,815
3,131		RFS Hotel Investors, Inc.	36,382
1,310		RLI Corp.	36,680
1,300		Ramco-Gershenson Properties Trust	24,765
3,643		Realty Income Corp.	121,858
1,200		Redwood Trust, Inc.	32,172
700		Republic Bancorp, Inc., Class A	8,176
5,183		Republic Bancorp, Inc.	63,808
1,000	[2]	Republic Bancshares, Inc.	20,450
1,620		Riggs National Corp.	25,677
424		Royal Bancshares Of Pennsylvania	7,844
2,871		S & T Bancorp, Inc.	75,855
600		S.Y. Bancorp, Inc.	23,196
2,863	[3]	SL Green Realty Corp.	83,542
1,542	[3]	SWS Group, Inc.	19,969
1,919		Sandy Spring Bancorp, Inc.	61,159
		COMMON STOCKS--continued[1]
		Financials--continued
867		Santander BanCorp	$9,970
1,129		Saul Centers, Inc.	26,983
3,100	[2]	Saxon Capital, Inc.	33,170
1,800		Seacoast Banking Corp.	34,110
2,624		Seacoast Financial Services Corp.	56,993
900		Second Bancorp, Inc.	23,130
3,196		Selective Insurance Group, Inc.	71,590
4,943		Senior Housing Properties Trust	50,616
3,678		Shurgard Storage Centers, Inc., Class A	111,076
700		Simmons 1st National Corp., Class A	25,557
2,800		Sizeler Property Investors, Inc.	27,160
6,743	[2]	Soundview Technology Group, Inc.	7,990
4,998		South Financial Group, Inc.	108,207
200		Southwest Bancorp, Inc. /Oklahoma	4,470
3,495	[2]	Southwest Bancorp. of Texas, Inc.	98,734
1,355		Sovran Self Storage, Inc.	39,363
1,400		St. Francis Capital Corp.	32,298
1,247		State Auto Financial Corp.	19,865
300		State Bancorp, Inc.	5,325
6,106		Staten Island Bancorp, Inc.	112,839
980		Sterling Bancorp	27,636
4,174		Sterling Bancshares, Inc.	51,215
1,000		Sterling Financial (Spokane), Corp.	20,110
1,800		Sterling Financial (PA) Corp.	44,910
1,877	[2]	Stewart Information Services Corp.	38,948
1,300	[3]	Suffolk Bancorp	43,447
200		Summit Bancshares, Inc. (Texas)	4,090
2,365		Summit Properties, Inc.	42,830
100		Sun Bancorp, Inc.	1,891
1,766		Sun Communities, Inc.	59,779
300		Superior Financial Corp.	5,400
4,339		Susquehanna Bankshares, Inc.	91,987
595		Tanger Factory Outlet Centers, Inc.	16,719
3,146		Taubman Centers, Inc.	43,572
2,546		Texas Regional Bancshares, Inc., Class A	83,865
2,645		The Trust Co. of New Jersey	67,580
		COMMON STOCKS--continued[1]
		Financials--continued
4,900	[3]	Thornburg Mortgage Asset Co.	$92,855
700		Tompkins County Trust Co., Inc.	32,200
2,316		Town & Country Trust	44,954
3,425	[2]	Trammell Crow Co.	30,654
200		TriCo Bancshares	4,402
867	[2]	Triad Guaranty, Inc.	31,784
920		Troy Financial Corp.	25,199
8,531		Trustco Bank Corp.	91,034
2,180		UCBH Holdings, Inc.	91,320
4,258	[2]	UICI	62,082
1,850		UMB Financial Corp.	72,224
3,200		US Restaurant Properties, Inc.	41,216
1,201		USB Holdings Co., Inc.	22,098
2,200	[3]	Umpqua Holdings Corp.	34,848
500		Union Bankshares Corp.	12,705
4,489	[3]	United Bankshares, Inc.	135,658
1,900		United Community Banks, Inc. /GA	44,574
3,172		United Community Financial Corp.	27,343
700		United Fire & Casualty Co.	24,542
1,816		United National Bancorp	38,590
3,100	[2]	Universal American Financial Corp.	14,353
1,200		Universal Health Realty Trust, Inc.	32,160
3,160		Unizan Financial Corp.	60,704
1,500		Urstadt Biddle Properties, Class A	16,410
700	[2]	VIB Corp.	10,500
7,925		Ventas, Inc.	90,345
5,800		Vesta Insurance Group, Inc.	11,542
600		Virginia Financial Group, Inc.	18,240
4,696		W Holding Co., Inc.	83,448
761	[2]	WFS Financial, Inc.	14,338
1,200		WSFS Financial Corp.	34,164
100		Warwick Community Bancorp, Inc.	2,846
4,102		Washington REIT	98,776
1,200		Washington Trust Bancorp	23,592
4,900		Waypoint Financial Corp.	83,741
200	[2]	Wellsford Real Properties Inc.	3,450
		COMMON STOCKS--continued[1]
		Financials--continued
2,335		Wesbanco, Inc.	$55,711
1,600		West Coast Bancorp	25,040
1,347		Westcorp, Inc.	25,970
1,400		Winston Hotels, Inc.	9,534
1,899		Wintrust Financial Corp.	59,496
1,200	[2]	World Acceptance Corp.	10,752
1,100		Yardville National Bancorp	19,404
879		Zenith National Insurance Corp.	24,612
2,200	[2]	iDine Rewards Network, Inc.	19,800

		TOTAL	14,841,468

		Healthcare--12.6%
1,100	[2,3]	1-800 CONTACTS, Inc.	9,933
8,600	[2]	Abgenix, Inc.	58,480
2,394	[2,3]	Abiomed, Inc.	9,337
3,800	[2]	Adolor Corp.	52,364
1,000	[2,3]	Advanced Neuromodulation Systems, Inc.	30,490
500	[2]	Advisory Board (The) Co.	16,025
2,800	[2,3]	Aksys Ltd.	11,340
2,394	[2]	Albany Molecular Research, Inc.	36,963
4,400	[2]	Alderwoods Group, Inc.	26,972
2,003	[2]	Alexion Pharmaceuticals, Inc.	20,411
3,000	[2,3]	Align Technology, Inc.	5,310
6,000	[2]	Alkermes, Inc.	55,320
1,400	[2]	Alliance Imaging, Inc.	15,708
2,500	[2]	Allos Therapeutics, Inc.	17,900
3,245		Alpharma, Inc., Class A	30,763
3,055	[2,3]	AmeriPath, Inc.	45,764
1,150	[2,3]	American Healthways, Inc.	22,597
2,200	[2]	American Medical Systems Holdings, Inc.	30,778
800	[2,3]	American Pharmaceutical Partners, Inc.	16,000
1,100	[2]	AMERIGROUP Corp.	32,131
2,200	[2]	Amsurg Corp.	61,292
7,120	[2,3]	Amylin Pharmaceuticals, Inc.	123,746
2,434	[2,3]	Antigenics, Inc.	23,050
3,293	[2,3]	Aphton Corp.	6,586
7,500	[2]	Applera Corp. -- Cclera Genomics Group	61,800
		COMMON STOCKS--continued[1]
		Healthcare--continued
3,000	[2]	Applied Molecular Evolution. Inc.	$8,640
4,456	[2]	Apria Healthcare Group, Inc.	108,682
2,300	[2]	ArQule, Inc.	13,202
2,200	[2]	Arena Pharmaceuticals, Inc.	15,664
4,802	[2]	Ariad Pharmaceutiacals, Inc.	11,189
2,200	[2]	Array BioPharma, Inc.	18,304
987		Arrow International, Inc.	34,703
2,362	[2,3]	Arthrocare Corp.	25,722
2,700	[2]	AtheroGenics, Inc.	17,820
2,200	[2,3]	Atrix Labs, Inc.	40,218
2,275	[2]	Avigen, Inc.	13,650
1,000	[2]	Bentley Pharmaceuticals, Inc.	7,700
10,746	[2]	Beverly Enterprises, Inc.	24,071
1,840	[2]	Bio Rad Laboratories, Inc., Class A	78,402
1,400	[2]	Bio-Reference Laboratories, Inc.	10,094
6,357	[2]	Bio-Technology General Corp.	20,152
3,994	[2,3]	BioMarin Pharmaceutical, Inc.	25,761
2,781	[2,3]	Biopure Corp.	14,461
1,303	[2,3]	Biosite Diagnostics, Inc.	37,631
953	[2]	Bone Care International, Inc.	9,549
1,300	[2]	Bradley Pharmaceuticals, Inc.	14,924
1,400	[2,3]	BriteSmile, Inc.	910
1,900	[2]	Bruker Daltonics, Inc.	10,450
2,902	[2]	CONMED Corp.	56,821
2,857	[2,3]	CV Therapeutics, Inc.	68,568
2,720	[2]	Caliper Technologies Corp.	11,043
6,100	[2,3]	Cardiac Science, Inc.	11,590
5,171	[2]	CardioDynamics International Corp.	14,996
3,590	[2,3]	Cell Genesys, Inc.	37,587
3,606	[2,3]	Cell Therapeutics, Inc.	22,285
600	[2]	Centene Corp.	18,258
3,100	[2,3]	Cepheid, Inc.	15,373
1,552	[2,3]	Cerus Corp.	27,657
1,400	[2,3]	Cholestech Corp.	8,260
1,500	[2,3]	Cima Labs, Inc.	35,040
504	[2]	Closure Medical Corp.	6,256
		COMMON STOCKS--continued[1]
		Healthcare--continued
1,100		Cobalt Corp.	$17,985
2,588	[2]	Columbia Laboratories, Inc.	9,705
300	[2]	Computer Programs & Systems, Inc.	6,705
1,900	[2,3]	Conceptus, Inc.	26,467
3,393	[2]	Connetics Corp.	43,363
1,643	[3]	Cooper Companies, Inc.	87,079
5,031	[2,3]	Corixa Corp.	43,015
714	[2]	Corvel Corp.	23,562
6,843	[2]	Covance, Inc.	152,462
3,500	[2,3]	Cross Country, Inc.	43,190
3,113	[2,3]	Cryolife, Inc.	12,047
3,438	[2,3]	Cubist Pharmaceuticals, Inc.	22,209
4,700	[2]	CuraGen Corp.	17,813
1,500	[2,3]	Curative Health Services, Inc.	22,425
2,398	[2]	Cyberonics, Inc.	38,368
1,800		D & K Healthcare Resources, Inc.	16,578
1,359	[3]	Datascope Corp.	33,732
3,900	[2]	Decode Genetics, Inc., ADR	7,878
1,100	[2]	Deltagen, Inc.	1,177
952	[2,3]	Dianon Systems, Inc.	38,080
1,296	[2]	Digene Corp.	10,744
2,625	[2]	Diversa Corp.	25,515
2,700	[2]	Durect Corp.	8,748
600	[2,3]	Dynacq International, Inc.	8,490
800	[2]	Embrex, Inc.	8,960
2,300	[2]	Endo Pharmaceuticals Holdings, Inc.	15,594
2,051	[2]	Endocare, Inc.	5,806
2,566	[2]	Enzo Biochem, Inc.	37,361
4,700	[2,3]	Enzon, Inc.	91,180
1,000	[2]	Eon Labs, Inc.	22,530
4,200	[2]	Esperion Therapeutics, Inc.	24,738
1,300	[2,3]	Exact Sciences Corp.	19,045
4,955	[2]	Exelixis, Inc.	24,478
2,500	[2]	First Horizon Pharmaceutical Corp.	9,175
61,000		Five Star Quality Care, Inc.	0
2,923	[2]	Gene Logic, Inc.	22,156
		COMMON STOCKS--continued[1]
		Healthcare--continued
1,000	[2,3]	Genencor International, Inc.	$11,010
3,100	[2]	Genesis Health Ventures, Inc.	43,896
4,647	[2,3]	Genta, Inc.	36,247
2,500		Gentiva Health Services, Inc.	19,850
4,200	[2]	Genzyme Corp.	9,198
2,740	[2,3]	Geron Corp.	10,960
2,630	[2]	Guilford Pharmaceuticals, Inc.	13,203
1,964	[2,3]	Haemonetics Corp.	41,656
2,100	[2]	Hanger Orthopedic Group, Inc.	29,820
1,900	[2]	Harvard Bioscience, Inc.	5,700
900	[2]	HealthTronics Surgical Services, Inc.	7,920
2,600	[2,3]	Hologic, Inc.	32,159
5,858		Hooper Holmes, Inc.	38,956
1,100	[2]	ICU Medical, Inc.	42,625
3,476	[2]	IDEXX Laboratories, Inc.	119,922
1,851	[2]	IDX Systems Corp.	28,802
1,325	[2]	INAMED Corp.	35,324
1,810	[2,3]	Igen International, Inc.	64,798
3,575	[2,3]	Ilex Oncology, Inc.	21,954
2,500	[2]	Illumina, Inc.	10,200
5,600	[2,3]	ImClone Systems, Inc.	40,102
1,350	[2]	Immucor, Inc.	30,091
4,845	[2]	Immunogen, Inc.	15,552
4,463	[2]	Immunomedics, Inc.	31,107
1,664	[2,3]	Impath, Inc.	26,709
2,800	[2]	Impax Laboratories, Inc.	14,196
7,400	[2]	Incyte Genomics, Inc.	36,556
4,800	[2]	Indevus Pharmaceuticals, Inc.	9,648
6,100	[2,3]	Inhale Therapeutic Systems, Inc.	38,796
2,000	[2]	Integra Lifesciences Corp.	27,640
2,748	[2,3]	InterMune, Inc.	100,934
2,800	[2,3]	Interpore International, Inc.	16,380
3,900	[2,3]	Intuitive Surgical, Inc.	26,130
2,863		Invacare Corp.	90,471
1,200	[2]	Inverness Medical Innovations, Inc.	12,300
5,178	[2,3]	Isis Pharmaceuticals, Inc.	50,537
		COMMON STOCKS--continued[1]
		Healthcare--continued
2,500	[2]	K-V Pharmaceutical Co., Class A	$42,500
1,800	[2]	Kendle International, Inc.	14,670
1,200	[2]	Kensey Nash Corp.	20,268
1,200	[2]	Kindred Healthcare, Inc.	16,500
578	[2,3]	Kos Pharmaceuticals, Inc.	8,786
2,700	[2]	Kosan Biosciences, Inc.	16,662
5,000	[2]	La Jolla Pharmaceutical Co.	27,500
900	[2]	LabOne, Inc.	15,687
3,650	[2]	Lexicon Genetics, Inc.	16,826
500	[2]	Lifeline Systems, Inc.	11,300
5,653	[2,3]	Ligand Pharmaceuticals, Inc., Class B	37,197
2,139	[2,3]	Luminex Corp.	13,925
2,762	[2]	MGI PHARMA, Inc.	20,743
2,500	[2]	MIM Corp.	17,900
2,166	[2,3]	Martek Biosciences Corp.	34,049
1,300	[2]	Matria Healthcare, Inc.	12,012
1,879	[2]	Maximus, Inc.	38,294
3,207	[2]	Maxygen, Inc.	24,341
1,000	[2,3]	Med-Design Corp.	5,000
700	[2]	MedCath Corp.	7,882
7,600	[2]	Medarex, Inc.	30,172
700	[2,3]	Medical Staffing Network Holdings, Inc.	9,338
2,600	[2,3]	Medicines Co.	37,752
2,288	[3]	Mentor Corp.	86,715
500	[2]	Meridian Medical Technologies, Inc.	22,060
1,600	[2]	Merit Medical Systems, Inc.	37,600
1,192		Mine Safety Appliances Co.	41,780
1,671	[2,3]	Molecular Devices Corp.	22,492
2,600	[2,3]	Myriad Genetics, Inc.	46,956
2,839	[2,3]	NPS Pharmaceuticals, Inc.	73,757
4,400	[2]	NaPro BioTherapeutics, Inc.	8,140
4,303	[2]	Nabi Biopharmaceuticals	25,603
1,400	[2,3]	Nastech Pharmaceutical Co., Inc.	14,743
1,000	[2]	National Healthcare Corp.	18,030
1,270	[2]	NeoPharm, Inc.	19,583
1,331		Neose Technologies, Inc.	9,783
		COMMON STOCKS--continued[1]
		Healthcare--continued
3,118	[2]	Neurocrine Biosciences, Inc.	$139,998
1,383	[2]	Neurogen Corp.	9,211
2,301	[2]	Noven Pharmaceuticals, Inc.	29,476
4,000	[2]	OSI Pharmaceuticals, Inc.	69,280
2,217	[2]	Ocular Sciences, Inc.	47,333
1,300	[2]	Odyssey Healthcare, Inc.	45,474
1,000	[2]	Omnicell, Inc.	3,000
2,600	[2]	Onyx Pharmaceuticals, Inc.	9,802
1,425	[2,3]	Option Care, Inc.	11,115
4,100	[2,3]	OraSure Technologies, Inc.	20,828
3,000	[2]	OrthoLogic Corp.	11,130
3,726		Owens & Minor, Inc.	54,847
976	[2]	PDI, Inc.	5,192
7,761	[2]	PSS World Medical, Inc.	59,294
3,900	[2,3]	PacifiCare Health Systems, Inc.	115,284
2,700	[2,3]	Pain Therapeutics, Inc.	10,503
2,605	[2]	Parexel International Corp.	31,289
2,600	[2,3]	Pediatrix Medical Group	104,000
2,100	[2]	Penwest Pharmaceuticals Co.	19,908
3,943	[2]	Per-Se Technologies, Inc.	33,515
16,413	[2,3]	Peregrine Pharmaceuticals, Inc.	9,684
6,674	[2]	Perrigo Co.	84,092
2,000	[3]	Pharmaceutical Resources, Inc.	47,140
2,632	[2]	Pharmacopedia, Inc.	25,715
1,277	[2,3]	PolyMedica Industries, Inc.	35,896
1,900	[2,3]	Possis Corp.	21,225
2,400	[2]	Pozen, Inc.	12,000
5,661	[2]	Praecis Pharmaceuticals, Inc.	15,398
1,500	[2]	Prime Medical Services, Inc.	11,760
2,600	[2]	Priority Healthcare Corp., Class B	63,154
800	[2]	Progenics Pharmaceuticals, Inc.	5,720
9,800	[2]	Protein Design Labs, Inc.	81,340
5,240	[2]	Province Heathcare Co.	68,382
3,800	[2]	QuadraMed Corp.	10,032
2,200	[2]	Quidel Corp.	6,866
2,200	[2]	Radiologix, Inc.	13,310
		COMMON STOCKS--continued[1]
		Healthcare--continued
4,012	[2,3]	Regeneron Pharmaceuticals, Inc.	$60,702
1,899	[2,3]	RehabCare Group, Inc.	39,936
3,000	[2]	Res-Care, Inc.	12,360
3,300	[2,3]	ResMed, Inc.	111,441
3,642	[2]	Respironics, Inc.	116,325
2,700	[2]	Rigel Pharmaceuticals, Inc.	4,050
1,700	[2]	Rita Medical Systems, Inc.	11,611
2,100	[2]	Salix Pharmaceuticals, Ltd.	17,220
2,903	[2]	SangStat Medical Corp.	54,170
1,600	[2]	Sangamo BioSciences, Inc.	3,248
5,100	[2,3]	Scios, Inc.	147,186
1,300	[2]	Seattle Genetics, Inc.	3,706
1,900	[2]	Select Medical Corp.	24,586
7,600	[2]	Sepracor, Inc.	66,120
3,900	[2,3]	Sequenom, Inc.	9,087
2,400	[2]	Serologicals Corp.	23,112
32,300	[2]	Service Corp. International	101,745
2,700	[2]	Sierra Health Services, Inc.	33,993
2,400	[2]	Sola International, Inc.	29,976
1,987	[2]	SonoSight, Inc.	29,326
700	[2,3]	Specialty Labratories, Inc.	5,894
10,560	[2]	Stewart Enterprises, Inc., Class A	57,763
1,988	[2,3]	Sunrise Assisted Living, Inc.	41,350
3,526	[2,3]	SuperGen, Inc.	9,555
1,632	[2,3]	SurModics, Inc.	55,847
4,200	[2]	Sybron Dental Specialties, Inc.	60,690
1,900	[2]	Syncor International Corp.	68,077
2,600	[2]	Tanox, Inc.	25,090
4,800	[2]	Techne Corp.	158,400
2,800	[2,3]	Telik, Inc.	41,300
6,584	[2]	Texas Biotechnology Corp.	12,378
3,193	[2]	Theragenics Corp.	13,794
2,600	[2]	Therasense, Inc.	15,522
5,430	[2]	Thoratec Laboratories Corp.	48,327
3,103	[2]	Transkaryotic Therapies, Inc.	36,119
4,500	[2]	TriPath Imaging, Inc.	14,130
		COMMON STOCKS--continued[1]
		Healthcare--continued
5,115	[2]	Triangle Pharmaceuticals, Inc.	$16,879
1,490	[2]	Trimeris, Inc.	78,568
4,145	[2,3]	Tularik, Inc.	30,134
1,050	[2]	U.S. Physical Therapy, Inc.	10,458
8,054	[2]	US Oncology, Inc.	64,513
1,700	[2,3]	United Surgical Partners International, Inc.	33,762
1,673	[2,3]	United Therapeutics Corp.	25,011
1,600	[2]	Urologix, Inc.	4,800
2,000	[2]	VCA Antech, Inc.	29,940
5,243	[2]	VISX, Inc.	42,521
1,374	[2]	Ventana Medical Systems	23,908
2,400	[2,3]	Versicor, Inc.	26,400
2,800	[2]	Viasys Healthcare, Inc.	45,024
3,087	[2]	Vical, Inc.	10,465
601		Vital Signs, Inc.	18,781
4,200	[2]	VitalWorks, Inc.	14,196
4,000	[2,3]	VIVUS, Inc.	13,120
1,392		West Pharmaceutical Services, Inc.	26,699
2,300	[2]	Wilson Greatbatch Technologies, Inc.	64,331
2,700	[2,3]	Women First HealthCare, Inc.	14,823
1,700	[2]	Wright Medical Group, Inc.	29,259
200	[2]	Young Innovations, Inc.	4,830
894	[2]	Zoll Medical Corp.	29,010
600	[2]	Zymogenetics, Inc.	5,208
1,500	[2,3]	aaiPharma, Inc.	22,620
1,150	[2,3]	eResearch Technology, Inc.	16,686

		TOTAL	8,421,223

		Industrials--14.9%
1,500	[2]	3D Systems Corp.	10,515
2,867		AAR Corp.	11,210
4,104		ABM Industries, Inc.	60,288
1,820	[2,3]	AMERCO	8,736
3,845		AMETEK, Inc.	135,690
900	[2]	Aaon, Inc.	16,839
3,700	[2]	Active Power, Inc.	7,622
1,000	[2]	Actuant Corp.	39,800
		COMMON STOCKS--continued[1]
		Industrials--continued
4,577		Acuity Brands, Inc.	$54,878
2,826	[2,3]	Administaff, Inc.	17,182
6,594	[2,3]	Aeroflex, Inc.	38,179
6,894	[2]	AirTran Holdings, Inc.	26,197
5,266		Airborne, Inc.	67,879
200		Alamo Group, Inc.	2,350
2,651	[2]	Alaska Air Group, Inc.	57,368
2,656		Albany International Corp., Class A	56,281
4,959		Alexander and Baldwin, Inc.	115,302
3,521	[2]	American Superconductor Corp.	13,626
500		American Woodmark Corp.	26,420
700		Angelica Corp.	16,345
3,100		Apogee Enterprises, Inc.	36,673
2,126		Applied Industrial Technologies, Inc.	36,992
3,400		Arbitron, Inc.	116,110
2,384	[2]	Arkansas Best Corp.	71,401
2,620	[2]	Armor Holdings, Inc.	40,112
1,661	[2]	Astec Industries, Inc.	15,231
2,000	[2,3]	AstroPower, Inc.	15,880
4,438	[2]	Atlantic Coast Airlines Holdings, Inc.	58,582
1,970	[2,3]	Atlas Air, Inc.	2,403
783	[2]	Aura Systems, Inc., Warrants	0
2,000		Aviall, Inc.	18,660
3,900	[2]	BE Aerospace, Inc.	11,934
3,376		Baldor Electric Co.	63,503
3,100		Banta Corp.	95,480
1,678		Barnes Group, Inc.	35,741
2,513		Belden, Inc.	34,805
3,655		Bowne & Co., Inc.	36,550
1,987		Brady (W.H.) Co.	65,551
2,423	[3]	Briggs & Stratton Corp.	93,164
1,073	[2]	Bright Horizons Family Solutions, Inc.	29,025
500		Butler Manufacturing Co.	10,115
2,829		C&D Technologies, Inc.	45,123
1,220	[2]	CCC Information Service Group, Inc.	21,533
1,351	[2]	CDI Corp.	35,923
		COMMON STOCKS--continued[1]
		Industrials--continued
900		CIRCOR International, Inc.	$12,465
2,709		CLARCOR, Inc.	83,735
667		CPI Corp.	9,171
100	[2]	CTB International Corp.	1,278
1,700	[2]	Cascade Corp.	22,389
2,209	[2]	Casella Waste Systems, Inc., Class A	11,840
1,965		Central Parking Corp.	45,647
8,659	[2]	Century Business Services, Inc.	22,946
600	[2]	Charles River Associates, Inc.	9,402
1,063		Chemed Corp.	37,471
1,445	[2]	CoStar Group, Inc.	23,626
2,425	[2]	Coinstar, Inc.	72,726
400	[2]	Columbus McKinnon Corp.	1,944
3,200	[2]	Comfort Systems USA, Inc.	10,560
385		CompX International, Inc.	3,080
1,800	[2]	Consolidated Graphics, Inc.	30,510
4,184	[2,3]	Corinthian Colleges, Inc.	158,908
2,200	[2]	Cornell Cos., Inc.	14,014
4,320	[2]	Corporate Executive Board Co.	143,381
1,000	[2]	Covenant Transport, Inc., Class A	17,170
1,700		Cubic Corp.	25,840
1,748	[2]	Cuno, Inc.	54,328
1,166		Curtiss Wright Corp.	72,094
1,800	[2,3]	DRS Technologies, Inc.	59,652
2,000	[2]	Daisytek International Corp.	17,020
2,406	[2]	DiamondCluster International, Inc., Class A	6,400
1,901	[2]	Dionex Corp.	58,570
2,700	[2]	Dollar Thrifty Automotive Group, Inc.	50,166
300	[2]	Drew Industries, Inc.	4,860
800	[2]	Ducommun, Inc.	10,152
5,300	[2]	Dycom Industries, Inc.	57,611
1,700		EDO Corp.	28,475
3,742	[2]	EGL, Inc.	50,031
1,283	[2,3]	ESCO Technologies, Inc.	46,701
1,479	[2]	Electro Rent Corp.	16,047
2,067		ElkCorp	32,576
		COMMON STOCKS--continued[1]
		Industrials--continued
1,578	[2]	Emcor Group, Inc.	$76,707
1,300	[2]	Encore Wire Corp.	11,310
1,675	[2]	Energy Conversion Devices, Inc.	16,614
900		Engineered Support Systems, Inc.	44,037
1,900		Ennis Business Forms, Inc.	24,320
2,251	[2]	Esterline Technologies Corp.	40,856
3,300	[2]	ExpressJet Holdings, Inc.	37,620
5,200	[2,3]	Exult, Inc.	14,820
2,000	[2,3]	FTI Consulting, Inc.	83,200
2,850	[2]	First Consulting Group, Inc.	15,532
2,700		Florida East Coast Industries, Inc.	64,530
1,300	[2]	Flow International Corp.	3,263
1,201	[2]	Forward Air Corp.	20,813
720		Franklin Electronic Co., Inc.	31,651
3,261	[2,3]	Frontier Airlines, Inc.	19,403
3,740	[2,3]	Fuelcell Energy, Inc.	21,580
2,155		G & K Services, Inc., Class A	69,221
1,745	[2]	Gardner Denver, Inc.	26,123
3,390		GenCorp, Inc.	27,730
400	[2]	General Binding Corp.	4,156
3,667		General Cable Corp.	10,378
1,300	[2]	Genesee & Wyoming, Inc., Class A	28,470
1,354	[2]	Genlyte Group, Inc.	50,572
2,500	[2,3]	Global Power Equipment Group, Inc.	10,250
800		Gorman Rupp Co.	19,840
3,466		Granite Construction, Inc.	55,525
2,929	[2]	Griffon Corp.	33,830
500	[2]	Hall, Kinion & Associates, Inc.	2,990
3,191		Harland (John H.) Co.	61,108
3,100	[2]	Headwaters, Inc.	53,165
600	[2]	Healthcare Services Group, Inc.	7,116
3,300	[2]	Heartland Express, Inc.	64,779
1,358		Heico Corp.	13,091
95		Heico Corp., Class A	718
2,022	[2]	Heidrick & Struggles International, Inc.	25,154
1,300	[2]	Herley Industries, Inc.	21,151
		COMMON STOCKS--continued[1]
		Industrials--continued
2,369		Hexcel Corp.	$4,075
2,449	[2,3]	Hunt (J.B.) Transportation Services, Inc.	67,813
400	[2]	ICT Group, Inc.	7,460
3,125		IDEX Corp.	93,875
1,074	[2]	II-VI, Inc.	14,714
4,700		ITT Educational Services, Inc.	102,695
2,000	[2,3]	Imagistics International, Inc.	37,220
4,324	[2]	InfoUSA, Inc.	18,161
3,000	[2]	Information Resources, Inc.	9,000
2,592	[2]	Insituform Technologies, Inc., Class A	41,239
1,106	[2]	Insurance Automotive Auctions, Inc.	17,585
600	[2,3]	Integrated Defense Technologies, Inc.	8,418
3,603	[2]	Integrated Electrical Services	13,691
1,972	[2]	Intercept Group, Inc.	31,177
1,008		Interpool, Inc.	15,826
1,300	[2,3]	InVision Technologies, Inc.	46,033
1,943	[2]	Ionics, Inc.	44,164
4,663	[3]	JLG Industries, Inc.	37,071
5,700	[2]	Joy Global, Inc.	55,746
2,616	[2]	KForce Com, Inc.	7,665
1,428	[2]	Kadant, Inc.	20,635
2,441		Kaman Corp., Class A	27,290
6,600		Kansas City Southern Industries, Inc.	92,400
3,068		Kaydon Corp.	61,268
1,920		Kelly Services, Inc., Class A	45,427
3,795		Kennametal, Inc.	118,290
2,035	[2]	Kirby Corp.	48,046
2,599	[2]	Knight Transportation, Inc.	51,304
4,208	[2]	Korn/Ferry International	35,894
2,400	[2]	Kroll, Inc.	46,752
4,470	[2,3]	Labor Ready, Inc.	30,754
900	[2]	Ladish Co., Inc.	6,696
900		Landauer, Inc.	30,987
1,612	[2]	Landstar System, Inc.	78,569
525		Lawson Products, Inc.	15,067
1,126	[2,3]	Learning Tree International, Inc.	19,242
		COMMON STOCKS--continued[1]
		Industrials--continued
4,660		Lennox International, Inc.	$60,300
3,421	[2]	Lightbridge, Inc.	21,624
3,520		Lincoln Electric Holdings, Inc.	82,861
1,072		Lindsay Manufacturing Co.	25,803
1,700	[2]	Lydall, Inc.	19,380
3,262	[2,3]	MCSI, Inc.	16,147
1,650	[2]	MOOG, Inc., Class A	43,840
2,026	[2]	Magnetek, Inc.	9,684
2,928	[2]	Mail-Well, Inc.	4,421
2,652	[3]	Manitowoc, Inc.	62,561
1,600	[2,3]	Manufacturers' Services Ltd.	6,848
2,400	[2]	Mastec, Inc.	6,216
1,456		McGrath Rentcorp.	31,959
900	[2]	Medis Technologies Ltd.	5,418
1,085	[2]	Medquist, Inc.	18,434
1,028	[2]	MemberWorks, Inc.	17,826
2,347	[2]	Mercury Computer Systems, Inc.	70,764
4,322	[2]	Mesa Air Group, Inc.	23,814
1,171	[2]	Mesaba Holdings, Inc.	6,277
1,335	[2]	Midwest Express Holdings, Inc.	8,731
1,906		Milacron, Inc.	10,864
1,376	[2]	Mobile Mini, Inc.	19,952
3,081	[2]	Mueller Industries, Inc.	82,417
714		NACCO Industries, Inc., Class A	30,845
2,027	[2]	NCI Building System, Inc.	38,027
2,027	[2]	NCO Group, Inc.	27,831
3,521		NDCHealth Corp.	62,146
4,739	[2]	Navigant Consulting, Inc.	24,880
1,391		New England Business Service, Inc.	31,325
2,486		Nordson Corp.	64,412
909	[2]	Nortek, Inc.	40,769
2,264	[2,3]	On Assignment, Inc.	19,246
5,062	[2,3]	Orbital Sciences Corp.	18,071
1,679		OshKosh Truck Corp., Class B	95,619
1,100	[2]	Osmonics, Inc.	14,960
400	[2]	P.A.M. Transportation Services, Inc.	8,380
		COMMON STOCKS--continued[1]
		Industrials--continued
3,937	[2]	PRG-Schultz International, Inc.	$36,740
3,452	[2]	Paxar Corp.	49,778
3,023	[2]	Pegasus Systems, Inc.	32,951
1,270		Penn Engineering & Manufacturing Corp.	18,415
1,800	[2,3]	Plug Power, Inc.	11,304
1,200	[2]	Powell Industries, Inc.	18,852
6,800	[2]	Power-One, Inc.	36,591
1,521	[2,3]	Prepaid Legal Services, Inc.	32,793
1,400	[2]	Princeton Review (The), Inc.	7,140
2,290	[2]	ProBusiness Services, Inc.	20,839
4,400	[2]	Proton Energy Systems, Inc.	13,992
3,500	[2]	Quanta Services, Inc.	11,130
1,200		Quixote Corp.	23,664
1,300	[2,3]	RMH Teleservices, Inc.	13,039
3,100	[2,3]	RailAmerica, Inc.	22,754
3,519	[2,3]	Rayovac Corp.	49,618
2,498		Regal Beloit Corp.	43,915
5,071		Regis Corp.	148,783
2,586		Reliance Steel & Aluminum Co.	54,177
100	[2]	RemedyTemp, Inc., Class A	1,500
2,100	[2,3]	Resources Connection, Inc.	35,952
1,874	[2,3]	Right Management Consultants	24,693
1,284		Roadway Express, Inc.	51,450
1,047		Robbins & Myers, Inc.	16,061
1,518		Rollins, Inc.	35,901
2,201	[2]	SCS Transportation, Inc.	20,029
5,753	[2]	SITEL Corp.	9,435
1,674	[2]	SOURCECORP, Inc.	38,385
1,407	[2]	SPS Technologies, Inc.	34,190
900		Schawk, Inc.	8,910
674		Sequa Corp., Class A	25,956
1,654	[2]	Simpson Manufacturing Co., Inc.	58,386
1,804	[3]	Smith (A.O.) Corp.	39,616
4,941	[2]	Sothebys Holdings, Inc., Class A	37,502
6,465	[2]	Spherion Corp.	39,372
1,930		Standard Register	44,757
		COMMON STOCKS--continued[1]
		Industrials--continued
1,077		Standex International Corp.	$22,779
3,706	[2,3]	Stericycle, Inc.	123,410
3,165		Stewart & Stevenson Services	34,657
792		Strayer Education, Inc.	42,095
8,500	[2,3]	Surebeam Corp.	36,380
3,960	[2]	Sylvan Learning Systems, Inc.	60,469
900	[2]	TRC Cos., Inc.	15,570
1,926		Tecumseh Products Co., Class A	87,363
4,300	[2]	TeleTech Holdings, Inc.	25,628
961		Tennant Co.	28,984
4,762		Terex Corp.	55,525
5,487	[2,3]	Tetra Tech, Inc.	48,725
4,800	[2]	Thomas & Betts Corp.	79,488
1,576		Thomas Industries, Inc.	45,373
2,821		Tredegar Industries, Inc.	36,391
729	[2,3]	Trex Co. Inc.	20,776
3,936	[3]	Trinity Industries, Inc.	61,795
1,510	[2,3]	Triumph Group, Inc.	37,176
9,778	[2]	U.S. Industries, Inc.	22,489
4,000	[2,3]	U.S.G. Corp.	17,880
6,100	[2,3]	UAL Corp.	15,128
5,583	[2]	UNOVA, Inc.	27,915
2,228		URS Corp.	42,243
500	[2]	US Xpress Enterprises, Inc., Class A	4,475
2,933		USFreightways Corp.	82,417
2,300	[2]	United Defense Industries, Inc.	52,647
1,000		United Industrial Corp.	19,910
3,493		United Stationers, Inc.	103,847
1,538		Universal Forest Products, Inc.	27,484
1,464		Valmont Industries, Inc.	36,893
2,366	[2]	Vicor Corp.	15,734
774	[2]	Volt Information Science, Inc.	10,333
3,672	[2,3]	Wabash National Corp.	17,258
3,735		Wabtec Corp.	53,186
800	[2]	Wackenhut Corrections Corp.	9,440
4,069		Wallace Computer Services, Inc.	74,503
		COMMON STOCKS--continued[1]
		Industrials--continued
3,151		Walter Industries, Inc.	$34,503
3,091	[2,3]	Waste Connections, Inc.	113,069
1,848		Watsco, Inc.	29,568
2,200	[2]	Watson Wyatt & Co. Holdings	43,450
4,241		Werner Enterprises, Inc.	86,728
998		Woodward Governor Co.	37,954
900		World Fuel Services Corp.	19,539
3,203	[2]	Yellow Corp.	88,691
5,100	[2]	eFunds Corp.	44,982
2,459	[2]	eSpeed, Inc., Class A	35,803

		TOTAL	9,941,731

		Information Technology--16.5%
2,970	[2,3]	ATMI, Inc.	54,618
2,263	[2]	AXT, Inc.	2,557
2,304	[2,3]	Acacia Research Corp.	11,866
7,600	[2]	Acclaim Entertainment, Inc.	8,056
2,251	[2,3]	Actel Corp.	36,444
5,362	[2,3]	Actuate Software Corp.	9,759
910	[2]	Ade Corp.	4,404
2,500	[2,3]	Adtran, Inc.	63,475
6,894	[2]	Advanced Digital Information Corp.	48,810
1,869	[2,3]	Advanced Energy Industries, Inc.	22,540
4,200	[2]	Agile Software Corp.	28,602
9,600	[2,3]	Akamai Technologies, Inc.	9,312
3,058	[2]	Allen Telecom, Inc.	18,898
2,788	[2]	Alliance Semiconductor Corp.	11,626
3,521	[2,3]	Allscripts Healthcare Solutions, Inc.	10,429
1,000	[2,3]	Altiris, Inc.	12,930
4,300	[2]	American Management System, Inc.	51,686
3,333	[2]	Anadigics, Inc.	7,666
695		Analogic Corp.	27,779
2,480	[2,3]	Anaren Microwave, Inc.	22,570
3,430	[2]	Anixter International, Inc.	79,130
5,560	[2]	AnswerThink Consulting Group, Inc.	10,014
1,900	[2]	Ansys, Inc.	37,240
1,700	[2]	Anteon International Corp.	39,100
		COMMON STOCKS--continued[1]
		Information Technology--continued
1,600	[2,3]	Applied Films Corp.	$22,688
1,772	[2,3]	AremisSoft Corp.	0
29,000	[2,3]	Ariba, Inc.	68,440
7,200	[2]	Arris Group, Inc.	12,528
3,538	[2]	Artesyn Technologies, Inc.	6,298
1,800	[2]	Artisan Components, Inc.	23,454
28,000	[2]	Ascential Software Corp.	67,760
3,200	[2]	Asiainfo Holdings, Inc.	9,952
6,200	[2]	Aspect Communications Corp.	12,090
4,279	[2,3]	Aspen Technology, Inc.	8,515
4,148	[2,3]	Asyst Technologies, Inc.	24,888
1,898	[2]	Audiovox Corp., Class A	15,127
900	[2]	August Technology Corp.	5,454
6,900	[2]	Avanex Corp.	5,175
2,697	[2]	Avid Technology, Inc.	38,001
4,994	[2]	Avocent Corp.	99,880
10,800	[2]	Axcelis Technologies, Inc.	58,104
1,799	[2,3]	BARRA, Inc.	64,566
1,200		BEI Technologies, Inc.	13,188
1,100		Bel Fuse, Inc.	20,888
2,100	[2,3]	Bell Microproducts, Inc.	11,487
2,452	[2,3]	Benchmark Electronics, Inc.	54,582
2,222	[2,3]	Black Box Corp.	93,946
6,620	[2]	Borland Software Corp.	88,907
3,701	[2]	Brooks-PRI Automation, Inc.	56,588
3,424	[2]	C-COR Electronics, Inc.	14,203
3,108	[2]	CACI International, Inc., Class A	127,148
13,600	[2]	CNET Networks, Inc.	26,928
3,250	[3]	CTS Corp.	19,500
4,919	[2]	Cable Design Technologies, Class A	24,103
2,500	[2,3]	Cabot Microelectronics Corp.	113,475
1,198	[2,3]	Caminus Corp.	2,995
2,128	[2]	Carreker-Antinori, Inc.	13,958
600	[2]	Catapult Communications Corp.	7,764
4,367	[2]	Centillium Communications, Inc.	13,276
3,532	[2]	Checkpoint Systems, Inc.	35,673
		COMMON STOCKS--continued[1]
		Information Technology--continued
5,000	[2]	ChipPAC, Inc.	$13,255
3,907	[2]	Chordiant Software, Inc.	5,587
6,180	[2]	Ciber, Inc.	33,248
8,000	[2]	Cirrus Logic, Inc.	26,400
3,833	[2,3]	Clarent Corp.	115
900	[2,3]	ClearOne Communications, Inc.	2,835
4,100	[2]	Cognex Corp.	77,736
875	[2,3]	Cognizant Technology Solutions Corp.	57,899
3,144	[2]	Coherent, Inc.	55,554
2,221		Cohu, Inc.	35,047
5,700	[2]	CommScope, Inc.	44,745
2,700	[2]	Computer Horizons Corp.	8,637
3,283	[2,3]	Computer Network Technology, Corp.	20,026
1,900	[2]	Concord Communications, Inc.	13,889
6,842	[2]	Concurrent Computer Corp.	12,726
1,008	[2]	CoorsTek, Inc.	15,019
3,567	[2]	Covansys Corp.	11,985
6,100	[2]	Cray, Inc.	32,208
6,640	[2,3]	Credence Systems Corp.	55,444
8,000	[2,3]	Cree, Inc.	138,000
6,077	[2]	DDi Corp.	1,221
2,918	[2]	DSP Group, Inc.	41,730
1,400	[2]	Daktronics, Inc.	12,950
2,846	[2]	Datastream Systems, Inc.	16,364
3,383	[2,3]	Dendrite International, Inc.	20,873
983	[2]	Digimarc Corp.	12,632
3,490	[2,3]	Digital Insight Corp.	36,366
3,000	[2]	Digital River, Inc.	31,320
867	[2]	Digitas, Inc.	2,393
900	[2]	DocuCorp International, Inc.	7,110
4,318	[2]	Documentum, Inc.	63,086
13,000	[2]	DoubleClick, Inc.	91,000
900	[2,3]	Drexler Technology, Corp.	16,263
1,360	[2]	Dupont Photomasks, Inc.	28,410
1,200	[2]	Dynamics Research Corp.	13,008
6,900	[2]	E.piphany, Inc.	27,600
		COMMON STOCKS--continued[1]
		Information Technology--continued
4,390	[2,3]	EMCORE Corp.	$8,758
1,100	[2,3]	EPIQ Systems, Inc.	18,359
3,484	[2]	ESS Technology, Inc.	18,988
13,700	[2]	EarthLink, Inc.	83,570
2,800	[2,3]	Echelon Corp.	35,420
3,794	[2]	Eclipsys Corp.	18,401
3,039	[2]	Electro Scientific Industries, Inc.	56,769
2,466	[2]	Electroglas, Inc.	3,401
5,900	[2]	Electronics for Imaging, Inc.	107,498
889	[2]	Embarcadero Technologies, Inc.	5,290
5,100	[2,3]	Entegris, Inc.	43,911
5,200	[2]	Entrust Technologies, Inc.	11,752
4,344	[2]	Exar Corp.	54,734
850	[2]	Excel Technology, Inc.	15,691
11,300	[2]	Extreme Networks, Inc.	47,573
2,496	[2,3]	F5 Networks, Inc.	23,437
2,731	[2,3]	FEI Co.	43,833
1,600	[2]	FLIR Systems, Inc.	75,728
3,190	[2,3]	FSI International, Inc.	7,624
2,315	[2]	FactSet Research Systems, Inc.	63,315
3,873	[2,3]	FalconStor Software, Inc.	15,376
1,683	[2]	Fidelity National Information Solutions, Inc.	32,213
3,637	[2]	Filenet Corp.	39,461
14,600	[2,3]	Finisar Corp.	10,950
1,541	[2]	Forrester Research, Inc.	21,266
9,500	[2]	Foundry Networks, Inc.	67,165
4,300	[2]	FreeMarkets, Inc.	30,874
9,021	[2]	Gartner Group, Inc., Class A	72,168
3,700	[2,3]	Genesis Microchip, Inc.	43,364
900	[2]	Global Imaging Systems, Inc.	16,551
13,136	[2]	GlobespanVirata, Inc.	36,518
2,400	[2,3]	Handspring, Inc.	1,728
6,600	[2]	Harmonic Lightwaves, Inc.	11,814
2,851		Helix Technology Corp.	29,166
2,760	[2,3]	Hutchinson Technology, Inc.	57,380
5,200	[2,3]	Hypercom Corp.	11,440
		COMMON STOCKS--continued[1]
		Information Technology--continued
3,892	[2]	Hyperion Solutions Corp.	$105,084
6,200	[2]	I-Many, Inc.	9,238
2,144	[2,3]	IXYS Corp.	12,178
9,264	[2,3]	Identix, Inc.	55,677
3,903	[2]	Imation Corp.	159,711
3,997	[2]	InFocus Corp.	23,422
1,000	[2]	Inet Technologies, Inc.	5,920
1,540	[2]	Infogrames Entertainment, Inc.	2,464
6,300		Informatica Corp.	32,760
900	[2]	Inforte Corp.	6,939
17,100	[2]	Inktomi Corp.	6,669
1,000	[2]	Integral Systems, Inc.	19,970
2,965	[2]	Integrated Silicon Solution, Inc.	8,361
1,980		Inter-Tel, Inc.	53,519
5,945	[2]	Interdigital Communications Corp.	77,285
5,587	[2]	Intergraph Corp.	102,801
14,437	[2]	Interland, Inc.	21,511
1,628	[2]	Intermagnetics General Corp.	31,062
4,200	[2]	Internet Security Systems, Inc.	77,532
8,606	[2,3]	Intertrust Technologies Corp.	26,248
11,600	[2]	Interwoven, Inc.	22,724
6,012	[2]	Iomega Corp.	51,703
2,300	[2]	Itron, Inc.	50,347
2,500	[2]	Ixia	8,900
3,593	[2,3]	JDA Software Group, Inc.	31,439
6,400		Keane, Inc.	52,736
556		Keithley Instruments, Inc.	4,893
2,618	[2]	Keynote Systems, Inc.	20,316
7,600	[2]	Kopin Corp.	28,196
2,177	[2]	Kronos, Inc.	78,133
5,694	[2]	Kulicke & Soffa Industries, Inc.	21,352
1,600		LSI Industries, Inc.	16,400
5,831	[2,3]	LTX Corp.	36,152
9,400	[2]	Lattice Semiconductor Corp.	63,638
1,400	[2]	LeCroy Corp.	14,882
9,616	[2]	Legato Systems, Inc.	35,002
		COMMON STOCKS--continued[1]
		Information Technology--continued
800	[2,3]	LendingTree, Inc.	$9,800
5,000	[2]	Lexar Media, Inc.	19,900
11,800	[2,3]	Liberate Technologies, Inc.	15,576
2,164	[2]	Littelfuse, Inc.	33,847
5,768	[2]	MEMC Electronic Materials	40,376
1,863	[2]	MICROS Systems Corp.	38,676
6,059	[2,3]	MIPS Technologies, Inc.	12,482
10,258	[2]	MPS Group, Inc.	55,291
2,058	[2]	MRO Software, Inc.	14,941
10,590	[2]	MRV Communications, Inc.	11,967
2,800		MSC Software Corp.	15,680
2,300		MTS Systems Corp.	23,506
2,000	[2]	Magma Design Automation, Inc.	17,060
1,000	[2]	ManTech International Corp., Class A	24,750
2,112	[2,3]	Manhattan Associates, Inc.	47,478
6,500	[2,3]	Manugistics Group, Inc.	18,850
2,605	[2]	Mapinfo Corp.	15,734
5,118	[2]	MatrixOne, Inc.	13,460
2,471	[2,3]	Mattson Technology, Inc.	4,940
21,900	[2]	Maxtor Corp.	82,344
7,000	[2]	McData Corp., Class A	46,060
7,800	[2]	Mentor Graphics Corp.	74,045
1,500	[2]	Merix Corp.	13,515
5,310	[2]	Metasolv, Inc.	7,009
3,786		Methode Electronics, Inc., Class A	34,793
8,200	[2]	Micromuse, Inc.	18,860
3,204	[3]	Microsemi Corp.	23,806
4,800	[2]	Microtune, Inc.	8,112
2,000	[2,3]	Monolithic System Technology, Inc.	19,040
4,300	[2]	Mykrolis Corp.	24,123
2,900	[2,3]	NYFIX, Inc.	11,136
823	[2,3]	Nanometrics, Inc.	3,201
800	[2,3]	Neoforma, Inc.	8,976
3,294	[2]	Net2Phone, Inc.	9,648
4,300	[2]	NetIQ Corp.	60,673
868	[2]	NetRatings, Inc.	4,687
		COMMON STOCKS--continued[1]
		Information Technology--continued
3,123	[2]	NetScout Systems, Inc.	$14,869
3,219	[2]	Netegrity, Inc.	6,180
3,843	[2]	Netro Corp.	6,303
1,100	[2]	NetScreen Technologies, Inc.	14,487
7,300	[2]	New Focus, Inc.	24,382
4,100	[2]	Newport Corp.	44,940
3,800	[2,3]	Next Level Communications, Inc.	2,508
1,445	[2,3]	Novadigm, Inc.	2,717
40,930	[2]	Novell, Inc.	99,460
2,600	[2]	Nu Horizons Electronics Corp.	14,040
3,418	[2]	Nuance Communications, Inc.	7,520
2,637	[2]	Numerical Technologies, Inc.	10,706
4,500	[2]	ON Semiconductor Corp.	5,805
7,033	[2]	ONYX Software Corp.	13,996
1,900	[2,3]	OPNET Technologies, Inc.	15,295
500	[2,3]	OSI Systems, Inc.	7,995
6,510	[2,3]	Oak Technology, Inc.	10,807
2,200	[2,3]	OmniVision Technologies, Inc.	24,904
19,100	[2]	Openwave Systems, Inc.	20,819
17,200	[2]	Oplink Communications, Inc.	12,212
2,000	[2]	Optical Communication Products, Inc.	1,680
1,300	[2]	Overland Storage, Inc.	16,653
5,544	[2,3]	Overture Services, Inc.	152,626
2,481	[2,3]	PC-Tel, Inc.	16,871
1,865	[2,3]	PLATO Learning, Inc.	12,850
2,058	[2]	PLX Technology, Inc.	7,059
2,661	[2]	Packeteer, Inc.	14,103
3,540	[2,3]	Palm, Inc.	42,303
28,700	[2]	Parametric Technology Corp.	66,297
1,892		Park Electrochemical Corp.	34,151
880	[2,3]	Pec Solutions, Inc.	30,492
700	[2,3]	Pegasystems, Inc.	4,130
2,184	[2]	Pericom Semiconductor Corp.	18,780
3,078	[2]	Phoenix Technology, Ltd.	17,114
2,099	[2,3]	Photon Dynamics, Inc.	45,045
3,024	[2]	Photronics, Inc.	36,711
		COMMON STOCKS--continued[1]
		Information Technology--continued
6,414	[2]	Pinnacle Systems, Inc.	$76,262
3,279		Pioneer Standard Electronics, Inc.	22,953
3,641	[2]	Pixelworks, Inc.	20,754
1,500	[2,3]	Planar Systems, Inc.	27,585
4,174	[2]	Plantronics, Inc.	62,527
4,558	[2,3]	Plexus Corp.	48,907
13,500	[2]	Portal Software, Inc.	8,100
2,792	[2,3]	Power Integrations, Inc.	49,251
8,200	[2]	Powerwave Technologies, Inc.	37,802
1,700	[2]	PracticeWorks, Inc.	8,942
3,542	[2,3]	Presstek, Inc.	17,462
2,016	[2]	ProQuest Co.	39,050
5,200	[2]	Procurenet, Inc.	0
3,414	[2]	Progress Software Corp.	42,607
13,977	[2]	Proxim Corp., Class A	11,880
2,316	[2]	QRS Corp.	11,534
14,300	[2]	Quantum Corp.	42,328
4,100	[2,3]	Quest Software, Inc.	44,772
4,971	[2]	REMEC, Inc.	16,007
5,000	[2]	RSA Security, Inc.	22,350
1,849	[2]	RadiSys Corp.	12,370
1,852	[2]	Radiant Systems, Inc.	20,039
4,062	[2]	Rainbow Technologies, Inc.	24,778
5,200	[2]	Raindance Communications, Inc.	14,924
9,200	[2,3]	Rambus, Inc.	51,336
13,300	[2]	Read-Rite Corp.	9,177
12,500	[2,3]	Red Hat, Inc.	56,125
3,268	[2]	Register.Com, Inc.	12,353
1,479	[2,3]	Renaissance Learning, Inc.	28,811
1,156	[2,3]	Research Frontiers, Inc.	11,525
5,800	[2]	Retek, Inc.	18,966
700		Richardson Electronics, Ltd.	5,082
13,300	[2,3]	Riverstone Networks, Inc.	14,763
1,716	[2]	Rogers Corp.	42,866
3,177	[3]	Roper Industries, Inc.	122,632
2,300	[2]	Roxio, Inc.	7,040
		COMMON STOCKS--continued[1]
		Information Technology--continued
1,278	[2]	Rudolph Technologies, Inc.	$21,828
7,800	[2]	S1 Corp.	34,546
1,596	[2]	SBS Technologies, Inc.	13,247
2,427	[2,3]	SCM Microsystems, Inc.	14,198
1,858	[2]	SERENA Software, Inc.	29,654
1,316	[2]	SPSS, Inc.	13,976
500	[2,3]	SRA International, Inc.	12,150
900	[2,3]	SS&C Technologies, Inc.	10,151
13,100	[2]	Safeguard Scientifics, Inc.	16,113
1,325	[2]	Sanchez Computer Associates, Inc.	4,704
6,600	[2,3]	SanDisk Corp.	130,482
8,900	[2,3]	Sapient Corp.	13,795
5,700	[3]	ScanSoft, Inc.	26,334
600	[2,3]	ScanSource, Inc.	36,060
2,403	[2]	SeaChange International, Inc.	13,889
3,452	[2]	Secure Computing Corp.	14,257
6,289	[2]	SeeBeyond Technology Corp.	9,937
1,543	[2]	Semitool, Inc.	9,875
22,294	[2]	Silicon Graphics, Inc.	18,281
6,406	[2,3]	Silicon Image, Inc.	28,699
2,900	[2,3]	Silicon Laboratories, Inc.	61,741
8,500	[2]	Silicon Storage Technology	37,910
600	[2]	Siliconix, Inc.	13,380
1,900	[2]	SimpleTech, Inc.	6,270
3,084	[2]	Sipex Corp.	5,058
14,800	[2]	Skyworks Solutions, Inc.	105,080
3,774	[2,3]	Somera Communications, Inc.	7,548
5,564	[2]	Sonicwall, Inc.	15,468
21,800	[2]	Sonus Networks, Inc.	7,630
1,827	[2]	SpectraLink Corp.	14,799
1,400	[2,3]	Spectrian Corp.	4,606
4,400	[2]	Speechworks International, Inc.	9,020
3,800	[2]	SpeedFam-IPEC, Inc.	21,846
1,622	[2]	Standard Microsystems Corp.	31,094
1,180	[2]	StarTek, Inc.	28,473
4,040	[2]	Starmedia Network, Inc.	2
		COMMON STOCKS--continued[1]
		Information Technology--continued
7,300	[2]	StorageNetworks, Inc.	$6,862
9,100	[2]	Stratex Networks, Inc.	20,930
821	[2]	Stratos Lightwave, Inc.	4,515
1,231	[2]	Supertex, Inc.	16,383
17,500	[2]	Sycamore Networks, Inc.	43,750
2,600	[2]	Sykes Enterprises, Inc.	8,632
1,200		Synaptics, Inc.	7,333
1,800	[2]	Synplicity, Inc.	6,408
565	[2]	Syntel, Inc.	10,373
3,394	[2]	Systems & Computer Technology Corp.	31,971
4,333	[2,3]	THQ, Inc.	62,655
1,200	[2]	TTM Technologies	2,196
4,179	[2]	Take-Two Interactive Software, Inc.	107,735
1,380	[3]	Talx Corp.	18,492
4,338		Technitrol, Inc.	63,465
5,100	[2,3]	Tekelec	44,166
3,352	[2]	Teledyne Technologies, Inc.	48,436
7,100	[2]	Terayon Communication Systems, Inc.	14,200
2,938	[2]	Therma-Wave, Inc.	1,763
2,313	[2]	Three-Five Systems, Inc.	13,184
8,800	[2]	TIBCO Software, Inc.	43,912
1,600	[2]	Tier Technologies, Inc., Class B	30,480
1,402	[2]	Tollgrade Communications, Inc.	14,819
3,441	[2]	Transaction Systems Architects, Inc., Class A	25,670
13,100	[2]	Transmeta Corp.	11,921
3,335	[2]	TriZetto Group, Inc.	20,307
1,200	[2]	Trikon Technologies, Inc.	5,796
2,788	[2,3]	Trimble Navigation Ltd.	36,520
1,300	[2]	Tripos, Inc.	12,285
14,412	[2]	Triquint Semiconductor, Inc.	72,781
5,100	[2]	Turnstone Systems, Inc.	13,158
3,300	[2]	Tyler Technologies, Inc.	13,200
1,287	[2]	Ulticom, Inc.	7,375
2,443	[2]	Ultratech Stepper, Inc.	21,498
2,300	[2,3]	United Online, Inc.	27,508
1,790	[2,3]	Universal Display Corp.	16,128
		COMMON STOCKS--continued[1]
		Information Technology--continued
7,300	[2]	ValueClick, Inc.	$18,907
3,346	[2]	Varian Semiconductor Equipment Associates, Inc.	79,702
3,260	[2]	Varian, Inc.	95,877
3,700	[2]	Vastera, Inc.	16,021
2,741	[2,3]	Veeco Instruments, Inc.	32,837
500	[2]	Verint Systems, Inc.	5,575
2,402	[2]	Verity, Inc.	21,666
2,074	[2,3]	ViaSat, Inc.	16,764
5,780	[2]	Viewpoint Corp.	17,918
1,200	[2,3]	Virage Logic Corp.	13,547
22,100	[2]	Vitesse Semiconductor Corp.	38,896
9,600	[2]	Vitria Technology, Inc.	7,296
4,151	[2]	Watchguard Technologies, Inc.	17,845
1,780		Watts Industries, Inc., Class A	29,317
2,500	[2,3]	WebEx Communications, Inc.	39,200
2,588	[2]	Websense, Inc.	52,252
21,065	[2]	Western Digital Corp.	130,392
2,100	[2]	White Electronic Designs Corp.	20,874
7,500	[2]	Wind River Systems, Inc.	27,150
1,600	[2]	Witness Systems, Inc.	4,208
1,080		Woodhead Industries, Inc.	11,124
1,806		X-Rite, Inc.	14,304
3,500	[2]	Xicor, Inc.	10,325
4,785	[2,3]	Zomax Optical Media, Inc.	19,618
2,958	[2,3]	Zoran Corp.	44,340
1,821	[2]	Zygo Corp.	8,065
2,500	[2,3]	eUniverse, Inc.	8,800
700	[2,3]	j2 Global Communications, Inc.	19,201
4,900	[2,3]	webMethods, Inc.	35,427

		TOTAL	11,041,739

		Materials--5.0%
400		AEP Industries, Inc.	6,196
2,066		AMCOL International Corp.	11,363
6,321	[2]	Airgas, Inc.	96,458
400		Ameron, Inc.	19,660
2,193		Arch Chemicals, Inc.	40,987
		COMMON STOCKS--continued[1]
		Materials--continued
5,000		Arch Coal, Inc.	$86,800
100	[2]	BWAY Corp.	1,920
2,855	[2]	Brush Engineered Materials, Inc.	15,417
2,690	[2]	Buckeye Technologies, Inc.	16,786
5,051		Calgon Carbon Corp.	21,164
2,465		Cambrex Corp.	68,626
2,853		Caraustar Industries, Inc.	25,791
2,157		Carpenter Technology Corp.	23,188
700		Castle (A.M.) & Co.	4,389
698		Centex Construction Products, Inc.	23,837
2,070		Century Aluminium Co.	13,144
1,515		ChemFirst, Inc.	43,132
1,529		Chesapeake Corp.	23,394
1,020	[2]	Cleveland Cliffs, Inc.	20,604
2,606		Commercial Metals Corp.	42,452
12,454		Crompton Corp.	82,570
17,600	[2,3]	Crown Cork & Seal Co., Inc.	112,640
4,333	[2]	Cytec Industries, Inc.	104,902
1,092		Deltic Timber Corp.	28,807
4,693	[2]	Earthshell Corp.	3,473
3,300	[2]	FMC Corp.	100,947
3,601		Ferro Corp.	88,116
2,196		Florida Rock Industries, Inc.	76,970
3,136		Fuller (H.B.) Co.	89,282
3,083		Georgia Gulf Corp.	67,055
1,379		Gibraltar Steel Corp.	28,242
1,057		Glatfelter (P.H.) Co.	12,747
6,900	[2,3]	Grace (W.R.) & Co.	12,006
6,218	[2]	GrafTech International Ltd.	24,375
2,600	[2]	Graphic Packaging International Corp.	19,370
4,100		Great Lakes Chemical Corp.	99,712
1,384		Greif Brothers Corp., Class A	35,140
10,900	[2,3]	Hecla Mining Co.	39,458
500	[2]	IMCO Recycling, Inc.	2,775
1,303		International Specialty Products, Inc.	12,053
1,200	[2]	Jarden Corp.	28,716
		COMMON STOCKS--continued[1]
		Materials--continued
5,620		Longview Fibre Co.	$38,216
11,516	[2]	Louisiana-Pacific Corp.	77,618
2,872		MacDermid, Inc.	57,670
6,900		Massey Energy Co.	52,785
1,200	[2]	Material Sciences Corp.	13,152
6,916		Millennium Chemicals, Inc.	64,111
2,263	[3]	Minerals Technologies, Inc.	99,368
2,027		Myers Industries, Inc.	24,932
922		NL Industries, Inc.	14,798
1,200		NN, Inc.	11,616
300	[2]	Northwest Pipe Co.	4,770
1,100	[2]	Octel Corp.	19,547
5,623	[3]	Olin Corp.	91,430
4,368	[2]	Omnova Solutions, Inc.	17,428
2,700	[2]	Oregon Steel Mills, Inc.	11,259
700		Penford Corp.	10,206
861		Penn Virginia Corp.	27,638
8,642		Polyone Corp.	69,136
1,688		Pope & Talbot, Inc.	19,885
3,127	[3]	Potlatch Corp.	81,740
800		Quaker Chemical Corp.	17,160
1,658		Quanex Corp.	58,925
2,277	[2]	RTI International Metals	23,567
1,100		Roanoke Electric Corp.	11,011
1,204		Rock-Tenn Co.	17,037
1,800	[3]	Royal Gold, Inc.	31,860
2,467		Ryerson Tull, Inc.	17,269
100		Schnitzer Steel Industries, Inc., Class A	1,829
3,259		Schulman (A.), Inc.	57,032
1,100	[2]	Silgan Holdings, Inc.	20,372
11,500	[3]	Solutia, Inc.	51,175
2,207		Southern Peru Copper Corp.	30,854
1,647		Spartech Corp.	30,058
4,056	[2]	Steel Dynamics, Inc.	52,850
630		Stepan, Co.	17,331
4,766	[2]	Stillwater Mining Co.	38,080
		COMMON STOCKS--continued[1]
		Materials--continued
2,501	[2]	Symyx Technologies, Inc.	$28,787
4,000	[2]	Terra Industries, Inc.	7,920
2,606		Texas Industries, Inc.	63,195
100		Tremont Corp.	3,430
1,800	[2]	U.S. Concrete, Inc.	8,568
8,883		USEC, Inc.	59,516
2,300		Valhi, Inc.	23,851
3,995		Wausau-Mosinee Paper Corp.	38,152
7,937		Worthington Industries, Inc.	149,533

		TOTAL	3,341,331

		Telecommunication Services--1.1%
2,400	[2,3]	AT Road, Inc.	11,976
4,200	[2,3]	Aether Systems, Inc.	9,576
3,072	[2,3]	AirGate PCS, Inc.	1,659
9,193	[2]	Alamosa PCS Holdings, Inc.	3,218
966	[2]	Alaska Communications Systems Holdings, Inc.	1,835
17,800	[2,3]	American Tower Corp., Class A	25,098
1,400	[2]	Boston Communications Group, Inc.	18,088
21,100	[2,3]	Broadwing, Inc.	48,108
2,440		CT Communications, Inc.	34,770
827	[2]	Centennial Cellular Corp., Class A	2,109
1,202	[3]	Commonwealth Telephone Enterprises, Inc.	44,378
22,500	[2,3]	Crown Castle International Corp.	78,750
5,700	[2]	Dobson Communications Corp., Class A	1,539
1,500	[2]	EMS Technologies, Inc.	21,015
251	[2]	Focal Communications Corp., Warrants	0
4,576	[2]	General Communications, Inc., Class A	21,233
1,357	[2]	Golden Telecom, Inc.	20,070
1,514		Hickory Tech Corp.	14,928
3,385	[2,3]	ITXC Corp.	8,022
6,100	[2]	Infonet Services Corp., Class B	11,956
1,700	[2]	Intrado, Inc.	16,439
2,000	[2]	Metro One Telecommunications	8,978
7,400	[2,3]	Nextel Partners, Inc., Class A	52,629
1,629		North Pittsburgh Systems, Inc.	21,340
5,200	[2]	PTEK Holdings, Inc.	19,100
		COMMON STOCKS--continued[1]
		Telecommunication Services--continued
5,334	[2]	Price Communications Corp.	$71,156
6,800	[2]	RCN Corp.	5,576
300		Shenandoah Telecommunications, Co.	14,970
1,500	[3]	SureWest Communications	45,600
2,766	[2]	TALK America Holdings, Inc.	21,934
5,000	[2,3]	Time Warner Telecom, Inc.	4,450
12,500	[2]	Touch America Holdings, Inc.	5,500
2,400	[2]	Triton PCS Holdings, Inc., Class A	5,880
10,500	[2]	US Unwired, Inc., Class A	4,620
10,200	[2]	UbiquiTel, Inc.	4,692
6,400	[2,3]	Western Wireless Corp., Class A	22,080
3,600	[2]	Wireless Facilities, Inc.	16,200

		TOTAL	719,472

		Utilities--4.0%
6,168		AGL Resources, Inc.	144,948
1,679		American States Water Co.	44,997
4,509		Atmos Energy Corp.	99,198
5,185		Avista Corp.	53,406
2,900		Black Hills Corp.	76,415
1,804		CH Energy Group, Inc.	89,929
1,627		California Water Service Group	40,447
1,252		Cascade Natural Gas Corp.	24,151
1,200		Central VT Public Service Corp.	21,504
4,480		Cleco Corp.	62,496
850		Connecticut Water Service, Inc.	21,250
7,800		DQE, Inc.	124,332
5,115		El Paso Electric Co.	55,907
2,461		Empire Distribution Electric Co.	41,739
3,768		Energen Corp.	105,127
2,097		Laclede Group, Inc.	49,489
1,642		MGE Energy, Inc.	44,252
850		Middlesex Water Co.	18,785
1,735	[3]	NUI Corp.	21,583
3,021		New Jersey Resources Corp.	95,403
2,796		Northwest Natural Gas Co.	83,824
3,000	[3]	Northwestern Corp.	25,500
Shares or Principal Amount			Value
		COMMON STOCKS--continued[1]
		Utilities--continued
6,558		ONEOK, Inc.	$124,209
2,671		Otter Tail Power Co.	74,948
4,023		PNM Resources, Inc.	88,707
3,356	[3]	Piedmont Natural Gas, Inc.	120,011
194		SJW Corp.	15,472
2,007	[3]	Semco Energy, Inc.	13,848
11,266	[3]	Sierra Pacific Resources	67,371
1,382		South Jersey Industries, Inc.	44,127
4,452		Southern Union Co.	54,938
3,578	[3]	Southwest Gas Corp.	80,433
1,000		Southwest Water Co.	14,670
2,783	[2]	Southwestern Energy Co.	31,281
3,288	[3]	UGI Corp.	127,542
1,765		UIL Holdings Corp.	53,303
3,206		UniSource Energy Corp.	53,091
300		Unitil Corp.	7,995
5,325		WGL Holdings, Inc.	123,167
3,822	[3]	WPS Resources Corp.	147,873
6,200		Westar Energy, Inc.	67,270

		TOTAL	2,654,938

		TOTAL COMMON STOCKS (IDENTIFIED COST $65,222,684)	65,125,995

		PREFERRED STOCKS--0.0%
		Health Care--0.0%
76		Genesis Health Ventures, Inc., Pfd. (identified cost $28,732)	0

		CORPORATE BONDS--0.0%
		Information Technology--0.0%
1,188		MicroStrategy, Inc., Unsecd. Note, Series A, 7.50%, 6/24/2007 (identified cost $0)	294

Principal Amount or Shares			Value
		SHORT-TERM U.S. GOVERNMENT OBLIGATION--0.2%[4]
$150,000		U.S. Treasury Bill, 1/16/2003 (identified cost $149,487)	$149,487

		MUTUAL FUND--1.4%
928,820		Prime Value Obligations Fund, Class IS (at net asset value)	928,820

		TOTAL INVESTMENTS (IDENTIFIED COST $66,329,723)[5]	$66,204,596

1 The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the index and minimizing trading costs. The total market value of open index futures contracts is $1,120,800 at October 31, 2002, which represents 1.7% of net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the index is 99.2%.

2 Non-income producing security.

3 Certain shares are temporarily on loan to unaffiliated broker/dealers.

4 Represents a security held as collateral which is used to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

5 The cost of investments for federal tax purposes amounts to $78,292,704. The net unrealized depreciation of investments on a federal tax basis amounts to $12,088,108 which is comprised of $12,295,393 appreciation and $24,383,501 depreciation at October 31, 2002.

Note: The categories of investments are shown as a percentage of net assets ($66,797,417) at October 31, 2002.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
REIT	--Real Estate Investment Trust

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2002

Assets:
Total investments in securities, at value (identified cost $66,329,723)		$66,204,596
Cash		487,545
Short-term Investments held as collateral for securities lending		6,378,864
Income receivable		47,063
Receivable for investments sold		5,239
Receivable for shares sold		214,817

TOTAL ASSETS		73,338,124

Liabilities:
Payable for shares redeemed	$123,007
Payable on collateral due to broker	6,378,864
Payable for daily variation margin	5,700
Accrued expenses	33,136

TOTAL LIABILITIES		6,540,707

Net assets for 7,471,293 shares outstanding		$66,797,417

Net Assets Consist of:
Paid in capital		$89,071,435
Net unrealized depreciation of investments and futures contracts		(137,930)
Accumulated net realized loss on investments and futures contracts		(22,169,314)
Undistributed net investment income		33,226

TOTAL NET ASSETS		$66,797,417

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value, offering price and redemption proceeds per share ($61,495,253 ÷ 6,871,957 shares outstanding)		$8.95

Class C Shares:
Net asset value and offering price per share ($5,302,164 ÷ 599,336 shares outstanding)		$8.85

Redemption proceeds per share (99.00/100 of $8.85)[1]		$8.76

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2002

Investment Income:
Dividends (net of foreign taxes withheld of $878)			$1,253,547
Interest (including income on securities loaned of $97,381)			187,267

TOTAL INCOME			1,440,814

Expenses:
Management fee		$513,565
Custodian fees		104,443
Transfer and dividend disbursing agent fees and expenses		82,407
Directors'/Trustees' fees		3,580
Auditing fees		12,353
Legal fees		4,128
Portfolio accounting fees		107,525
Distribution services fee--Class C Shares		44,251
Shareholder services fee--Institutional Shares		242,032
Shareholder services fee--Class C Shares		14,750
Share registration costs		34,900
Printing and postage		64,008
Insurance premiums		2,127
Miscellaneous		1,519

TOTAL EXPENSES		1,231,588

Waivers and Reimbursement:
Waiver of management fee	$(89,669)
Waiver of shareholder services fee--Institutional Shares	(125,857)
Reimbursement of management fee	(402)

TOTAL WAIVERS AND REIMBURSEMENT		(215,928)

Net expenses			1,015,660

Net investment income			425,154

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments			(15,532,541)
Net realized gain on futures contracts			618,781
Net change in unrealized depreciation of investments and futures contracts			1,675,269

Net realized and unrealized loss on investments and futures contracts			(13,238,491)

Change in net assets resulting from operations			$(12,813,337)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2002	2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$425,154	$450,377
Net realized loss on investments and futures contracts	(14,913,760)	(6,238,860)
Net change in unrealized appreciation (depreciation) of investments and futures contracts	1,675,269	(7,834,066)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(12,813,337)	(13,622,549)

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(421,312)	(589,552)
Distributions from net realized gain on investments and future contracts
Institutional Shares	--	(13,279,506)
Class C Shares	--	(825,830)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(421,312)	(14,694,888)

Share Transactions:
Proceeds from sale of shares	92,151,376	97,045,987
Net asset value of shares issued to shareholders in payment of distributions declared	348,540	10,934,214
Cost of shares redeemed	(100,236,188)	(99,460,245)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(7,736,272)	8,519,956

Change in net assets	(20,970,921)	(19,797,481)

Net Assets:
Beginning of period	87,768,338	107,565,819

End of period (including undistributed net investment income of $33,226 and $29,655, respectively)	$66,797,417	$87,768,338

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2002

ORGANIZATION

Federated Index Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated Mini-Cap Index Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Class C Shares. The investment objective of the Fund is to provide investment results that generally correspond to the aggregate price and dividend performance of approximately 2,000 publicly traded common stocks that are ranked in terms of capitalization below the top 1,000 stocks that comprise the large and mid-range capitalization sector of the United States equity market. This group of stocks is known as the Russell 2000® Index.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's manager to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized for financial reporting purposes as required. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended, (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing tax treatment for wash sales adjustments. The following reclassifications have been made to the financial statements:

Increase (Decrease)
Paid-in Capital	Accumulated Net Realized Gain (Loss)	Undistributed Net Investment Income
$(238,191)	$238,462	$(271)

Net investment income, net realized gain (loss), and net assets were not affected by this reclassification.

As of October 31, 2002, the tax composition of dividends was as follows:

Ordinary Income	$421,313
Long-term capital gains	--

As of October 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$33,226
Undistributed long-term capital gains	--
Unrealized depreciation	(12,088,108)

At year end, there were no significant differences between GAAP basis and tax basis of components of the net assets, other than differences in the net unrealized appreciation (depreciation) in the value of investments attributable to the tax treatment of wash sale deferrals.

At October 31, 2002, the Fund, for federal tax purposes, had a capital loss carryforward of $10,219,136, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$1,591,631
2010	8,627,505

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the year ended October 31, 2002, the Fund had realized gain on future contracts of $618,781. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At October 31, 2002, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Receive	Position	Unrealized Depreciation
December 2002	6 Russell 2000 Index Futures	Long	$(12,803)

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned must be in cash or government securities. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the custodian securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of October 31, 2002, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$6,132,247	$6,378,864

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

Year Ended October 31	2002		2001
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	8,039,749	$89,498,691	8,064,689	$91,646,981
Shares issued to shareholders in payment of distributions declared	32,037	348,540	903,185	10,140,515
Shares redeemed	(9,238,628)	(98,304,575)	(8,171,365)	(94,124,307)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,166,842)	$(8,457,344)	796,509	$7,663,189

Year Ended October 31	2002		2001
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	243,443	$2,652,685	475,017	$5,399,006
Shares issued to shareholders in payment of distributions declared	--	--	71,120	793,699
Shares redeemed	(172,345)	(1,931,613)	(466,202)	(5,335,938)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	71,098	$721,072	79,935	$856,767

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,095,744)	$(7,736,272)	876,444	$8,519,956

MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

Federated Investment Management Company, the Fund's manager (the "Manager"), receives for its services an annual investment management fee equal to 0.50% of the Fund's average daily net assets. The Manager may voluntarily choose to waive any portion of its fee. The Manager can modify or terminate this voluntary waiver at any time at its sole discretion. Under the terms of a sub-management agreement between the Manager and Deutsche Asset Management, Inc. (the "Sub-Manager"), the Sub-Manager receives an annual fee from the Manager equal to 0.065% of the Fund's average daily net assets.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund, which is managed by the Manager. The Manager has agreed to reimburse certain investment adviser fees as a result of these transactions.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class C Shares. The Plan provides that the Fund may incur distribution expenses up to 0.75% of the average daily net assets of Class C Shares annually, to compensate FSC.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company ("FServ"), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the year ended October 31, 2002, were as follows:

Purchases	$72,095,335
Sales	$71,352,616

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

For the year ended October 31, 2002, the Fund did not designate any long-term capital gain dividends.

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES OF FEDERATED INDEX TRUST AND SHAREHOLDERS OF FEDERATED MINI-CAP INDEX FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolios of investments of the Federated Mini-Cap Index Fund (one of the portfolios constituting the Federated Index Trust) as of October 31, 2002, and the related statement of assets and liabilities, statement of operations and statement of changes in net assets for the year then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Mini-Cap Index Fund of the Federated Index Trust at October 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

/s/Ernst & Young LLP

Boston, Massachusetts
December 11, 2002

Board of Trustees and Trust Officers

The following table gives information about each Board member and the senior officers of the Fund. The tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of 139 investment company portfolios. Unless otherwise noted, each Board member: oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--five portfolios; CCMI Funds--two portfolios; Regions Funds--eight portfolios; Riggs Funds--nine portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held

John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: January 1990	Principal Occupations: Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 1990

Principal Occupations: President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: January 1990

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held

Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: October 1995

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, Member of Executive Committee, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3201 Tamiami Trail North Naples, FL TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998

Principal Occupations: Director or Trustee of the Federated Fund Complex; Partner, Andersen Worldwide SC (prior to 9/1/97).

Other Directorships Held: Director, Michael Baker Corporation (engineering and energy services worldwide).

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: January 1990

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Other Directorships Held: Director, Walsh & Kelly, Inc. (heavy highway contractor).

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Address Positions Held with Trust	Principal Occupation(s) and Previous Positions

Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT

Principal Occupations: President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER	Principal Occupations: Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT

Principal Occupations: President or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Stephen F. Auth Birth Date: November 28, 1942 CHIEF INVESTMENT OFFICER

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.

Previous Positions: Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Thomas M. Franks Birth Date: December 15, 1954 VICE PRESIDENT

Thomas M. Franks is Vice President of the Trust. Mr. Franks joined Federated in 1984 and has been a Portfolio Director and Vice President of the Fund's Adviser since 1990. Mr. Franks is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University.

A Statement of Additional Information (SAI) dated December 31, 2002, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

[Logo of Federated]

Federated Mini-Cap Index Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Investment Company Act File No. 811-6061

Federated is a registered mark of Federated Investors, Inc.
2002 ©Federated Investors, Inc.

Cusip 31420E601

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G01169-01 (12/02)

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[Logo of Federated]

Federated Mini-Cap Index Fund

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A Portfolio of Federated Index Trust

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PROSPECTUS

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December 31, 2002

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INSTITUTIONAL SHARES

A mutual fund seeking to provide investment results that correspond to the aggregate price and dividend performance of publicly-traded common stocks comprising the Russell 2000® Index (Index).

The Fund is neither affiliated with nor promoted, sponsored or endorsed by the Frank Russell Company. Frank Russell's only relationship to the Fund is the licensing of the use of the Index. Frank Russell Company is the owner of the trademarks and copyrights relating to the Index. The Russell 2000® Index is a trademark/service mark of the Frank Russell Company. Russell™ is a trademark of the Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Fund or any associated literature or publications and Frank Russell Company makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary	1
What are the Fund's Fees and Expenses?	4
What are the Fund's Investment Strategies?	5
What are the Principal Securities in Which the Fund Invests?	6
What are the Specific Risks of Investing in the Fund?	7
What do Shares Cost?	8
How is the Fund Sold?	8
How to Purchase Shares	9
How to Redeem Shares	10
Account and Share Information	13
Who Manages the Fund?	13
Financial Information	14
Report of Ernst & Young LLP, Independent Auditors	79

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

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The Fund's investment objective is to provide investment results that correspond to the aggregate price and dividend performance of the approximately 2,000 publicly traded common stocks that are ranked in terms of capitalization below the top 1,000 stocks that comprise the large and mid-range capitalization sector of the United States equity market. This group of stocks is known as the Russell 2000® Index (RUS2). While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

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WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund normally invests its assets primarily in common stocks included in the Index.

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The Fund's investment Manager ("Manager") has received an exemptive order from the SEC to permit the Trust and the Board of Trustees to appoint and replace subadvisers for the Fund and to enter into and amend the Fund's subadvisory agreements without further shareholder approval. See "Who Manages the Fund?"

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's share price may decline suddenly or over a sustained period of time.
  Risks Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.
  Liquidity Risks. Equity securities that are not widely held may trade less frequently than more widely held securities. This limits trading opportunity, making it more difficult to sell or buy the securities at a favorable price or time.
  Sector Risks. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund's performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.
  Credit Risk. Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

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The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The Fund's Shares are sold without a sales charge (load). The total returns shown in the bar chart above are based upon net asset value.

The Fund's Institutional Shares total return for the nine-month period from January 1, 2002 to September 30, 2002 was (25.55)%.

Within the periods shown in the bar chart, the Fund's Institutional Shares highest quarterly return was 20.70% (quarter ended December 31, 2001). Its lowest quarterly return was (20.92)% (quarter ended September 30, 2001).

Average Annual Total Return Table

Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Institutional Shares to illustrate the effect of federal taxes on Fund returns. Actual after tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Russell 2000 Index (RUS2), a broad based market index. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

	1 Year	5 Years	Start of Performance[1]
Fund:
Return Before Taxes	1.41%	5.68%	9.79%
Return After Taxes on Distributions[2]	1.16%	3.37%	7.48%
Return After Taxes on Distributions and Sale of Fund Shares[2]	0.85%	4.05%	7.37%
RUS2	2.49%	7.52%	12.00%

1 The Fund's Institutional Shares start of performance date was August 11, 1992.

2 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

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What are the Fund's Fees and Expenses?

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FEDERATED MINI-CAP INDEX FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee2	0.50%
Distribution (12b-1) Fee	None
Shareholder Services Fee3	0.25%
Other Expenses	0.41%
Total Annual Fund Operating Expenses	1.16%

1 Although not contractually obligated to do so, the Manager and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended October 31, 2002.

Total Waivers of Fund Expenses	0.22%
Total Actual Annual Fund Operating Expenses (after waivers)	0.94%

2 The Manager has voluntarily waived a portion of the management fee. The Manager can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.41% for the fiscal year ended October 31, 2002.

3 A portion of the shareholder services fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund's Institutional Shares (after the voluntary waiver) was 0.12% for the fiscal year ended October 31, 2002.

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EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are before the waiver as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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1 Year	$118
3 Years	$368
5 Years	$638
10 Years	$1,409

What are the Fund's Investment Strategies?

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In pursuing its investment objective, the Fund normally invests its assets primarily in common stocks included in the Index. As of November 30, 2002, the capitalization range of the issuers comprising the Index was $100 million to $1.94 billion. As of the same date, the weighted median market capitalization of the Fund was $646 million. Market capitalization is determined by multiplying the number of outstanding shares of an issuer by the current market price per share. The Fund seeks to reduce the difference in the Fund's portfolio performance relative to the Index ("tracking error") by investing in a portfolio that seeks to replicate, as closely as possible, the composition of the Index. The Fund attempts to achieve a 0.95 or better correlation between the performance of the Fund and, that of the Index. The Fund also may employ the following strategies to attempt to further reduce tracking error: (1) buying and selling securities after announced changes in the Index but before the effective date of the changes; (2) purchasing index futures contracts in amounts approximating the cash held in the Fund's portfolio; and (3) lending the Fund's securities to broker/dealers or other institutions to earn income for the Fund. Because the Fund refers to Index investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in index investments.

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What are the Principal Securities in Which the Fund Invests?

EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund may invest.

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Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

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STOCK INDEX FUTURES

Stock index futures provide for the future sale by one party and purchase by another party of a specified amount of an index at a price, date, and time specified when the contract is made. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. Futures are considered to be commodity contracts.

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Securities Lending

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The Fund may lend portfolio securities to borrowers that the Manager deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to credit risks.

What are the Specific Risks of Investing in the Fund?

STOCK MARKET RISKS

  The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline. The Fund's investment in stock index futures will be subject to the same risk.

RISKS RELATED TO COMPANY SIZE

  Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.
  Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

LIQUIDITY RISKS

  Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.
  Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses. Over-the-Counter (OTC) derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

SECTOR RISKS

  Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Manager allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

CREDIT RISKS

  Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

What do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV).

The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The Fund generally values equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market).

Futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option.

The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

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The Fund offers two share classes: Institutional Shares and Class C Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. All share classes have different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions acting on behalf of their customers or to individuals, directly or through investment professionals.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

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DIRECTLY FROM THE FUND

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  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds , note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

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Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

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BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends quarterly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

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Fund distributions are expected to be both dividends and capital gains. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

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Who Manages the Fund?

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The Board of Trustees governs the Fund. The Board selects and oversees the Manager, Federated Investment Management Company. The Manager, in turn, oversees the management of the Fund's assets by the Sub-Manager, Deutsche Asset Management, Inc. The Manager's responsibilities include selecting the Sub-Manager and continued review and evaluation of the Sub-Manager's performance. The Manager's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The Manager has delegated daily management of the Fund's assets to the Sub-Manager, who is paid by the Manager and not by the Fund, based on net assets under management. The Sub-Manager has complete discretion, subject to the Manager's oversight, to purchase and sell portfolio securities for the Fund. The Sub-Manager's address is 280 Park Avenue, 28th Floor, New York, NY 10013. As of September 30, 2002 the Sub-Manager had approximately $111.5 billion in assets under management. The Manager and other subsidiaries of Federated advise approximately 139 mutual funds and separate accounts, which totaled approximately $180 billion in assets as of December 31, 2001. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,800 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

On September 27, 2002, Northern Trust Investments, Inc. (Northern) announced its intention to acquire the passive asset management business of the Sub-Manager. Upon the acquisition by Northern, the current subadvisory agreement with the Sub-Manager will automatically terminate. The Board has approved an interim agreement with Northern that may go into effect if the Board has not approved a permanent subadvisory agreement prior to the termination of the current subadvisory agreement.

The Manager is ultimately responsible for the Fund's investment performance because of its responsibility to oversee sub-managers. The Manager has been granted an exemptive order from the SEC which permits the Manager, subject to approval by the Board of Trustees, to hire and terminate sub-managers and to change materially the terms of sub-management agreements, including the compensation paid to sub-managers by the Manager, without the approval of the shareholders of the Fund. The Fund will notify shareholders of any change in sub-managers. The current Sub-Manager has no affiliations with the Fund or the Manager other than as Sub-Manager. The Manager, not the Fund, pays the fees of the Sub-Manager.

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MANAGEMENT FEES

The Manager receives an annual investment management fee of 0.50% of the Fund's average daily net assets. The Manager may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information

FINANCIAL HIGHLIGHTS

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The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

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Financial Highlights

(For a Share Outstanding Throughout Each Period)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors, on page 79.

Year Ended October 31	2002	2001	2000	1999	1998
Net Asset Value, Beginning of Period	$10.25	$13.99	$13.63	$13.02	$16.68
Income From Investment Operations:
Net investment income	0.05	0.06	0.12	0.11	0.13
Net realized and unrealized gain (loss) on investments and futures contracts	(1.30)	(1.82)	1.84	1.43	(2.19)

TOTAL FROM INVESTMENT OPERATIONS	(1.25)	(1.76)	1.96	1.54	(2.06)

Less Distributions:
Distributions from net investment income	(0.05)	(0.08)	(0.10)	(0.11)	(0.14)
Distributions from net realized gain on investments and futures contracts	--	(1.90)	(1.50)	(0.82)	(1.46)

TOTAL DISTRIBUTIONS	(0.05)	(1.98)	(1.60)	(0.93)	(1.60)

Net Asset Value, End of Period	$ 8.95	$10.25	$13.99	$13.63	$13.02

Total Return[1]	(12.31)%	(13.76)%	15.14%	12.43%	(13.46)%

Ratios to Average Net Assets:

Expenses	0.94%	1.05%	0.96%	0.93%	0.82%

Net investment income	0.46%	0.56%	0.85%	0.79%	0.80%

Expense waiver/reimbursement[2]	0.22%	0.13%	0.13%	0.13%	0.13%

Supplemental Data:

Net assets, end of period (000 omitted)	$61,495	$82,393	$101,330	$97,235	$118,494

Portfolio turnover	75%	56%	56%	47%	48%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

October 31, 2002

Shares			Value
		Common Stocks--97.5%[1]
		Consumer Discretionary--13.8%
1,379	[2]	1-800-FLOWERS.COM, Inc.	$9,515
1,151	[2,3]	4 Kids Entertainment, Inc.	31,135
1,300	[2]	A.C. Moore Arts & Crafts, Inc.	20,462
2,050		ADVO, Inc.	62,197
1,600	[2,3]	AFC Enterprises, Inc.	29,632
3,300	[2]	AMC Entertainment, Inc.	23,265
4,228	[2]	APAC Customer Services, Inc.	10,697
1,561		Aaron Rents, Inc.	33,640
400		Acme Communications, Inc.	3,048
1,700	[2,3]	Action Performance Cos., Inc.	35,088
1,526		Advanced Marketing Services, Inc.	26,629
1,400	[2,3]	Aeropostale, Inc.	16,758
600	[2]	Aftermarket Technology Corp.	6,678
4,700	[2]	Alliance Gaming Corp.	78,772
3,400	[2,3]	Alloy Inc.	32,739
1,200	[2]	Ameristar Casinos, Inc.	15,599
4,775	[2]	Ann Taylor Stores Corp.	111,878
1,782		Applica, Inc.	10,656
1,729		Arctic Cat, Inc.	24,431
2,740	[2]	Argosy Gaming Corp.	54,827
3,817	[2]	Aztar Corp.	51,568
3,369	[2,3]	Bally Total Fitness Holding Corp.	22,909
1,196		Bandag, Inc.	45,735
1,100		Bassett Furniture Industries, Inc.	14,377
793	[2]	Beasley Broadcast Group, Inc., Class A	10,111
1,290	[2]	Beazer Homes USA, Inc.	84,792
700		Blair Corp.	14,896
3,868		Blyth Industries, Inc.	109,078
4,363		Bob Evans Farms, Inc.	108,508
3,136	[2]	Boca Resorts, Inc., Class A	33,242
4,000	[2]	Bombay Co. (The), Inc.	12,000
3,396	[2]	Boyd Gaming Corp.	37,560
1,500	[2]	Brookstone, Inc.	20,972
1,939		Brown Shoe Co., Inc.	37,520
		Common Stocks--continued[1]
		Consumer Discretionary--continued
1,683	[2,3]	Buca, Inc.	$12,000
724	[2]	Buckle, Inc.	13,213
2,100	[2]	Building Materials Holding Corp.	25,851
1,956		Burlington Coat Factory Warehouse	38,298
893		Bush Industries, Inc., Class A	3,563
5,600	[2]	CKE Restaurants, Inc.	22,680
3,094	[2,3]	CSK Auto Corp.	38,366
452	[2]	CSS Industries, Inc.	16,860
200	[2]	Cache, Inc.	2,512
1,600	[2,3]	California Pizza Kitchen, Inc.	42,434
3,280		Carlisle Cos., Inc.	122,246
1,625		Cato Corp., Class A	29,819
5,398	[2,3]	Champion Enterprises, Inc.	12,523
1,283	[2]	Championship Auto Racing Teams, Inc.	6,107
800	[2]	Charlotte Russe Holdings, Inc.	9,880
13,471	[2,3]	Charming Shoppes, Inc.	61,967
1,700	[2]	Checkers Drive-In Restaurants, Inc.	11,815
500	[2]	Cherokee, Inc.	7,965
2,100	[2,3]	Chicago Pizza & Brewery, Inc.	17,493
1,321	[2,3]	Children's Place Retail Stores, Inc.	11,625
2,480	[2]	Choice Hotels International, Inc.	49,054
2,550	[2]	Christopher & Banks Corp.	68,085
685	[2,3]	Churchill Downs, Inc.	26,894
4,660		Claire's Stores, Inc.	120,042
1,625		Coachmen Industries, Inc.	22,019
339	[2]	Coldwater Creek, Inc.	5,010
1,000	[2]	Cole National Corp., Class A	13,990
2,656	[2]	Collins & Aikman Corp.	7,038
2,000	[2]	CompuCom Systems, Inc.	11,460
3,177	[2]	Concord Camera Corp.	17,378
2,150	[2]	Cost Plus, Inc.	62,137
400		Courier Corp.	14,980
1,900	[2]	Cross Media Marketing Corp.	1,748
2,971	[2]	Crown Media Holdings, Inc., Class A	8,319
700	[2]	Culp, Inc.	5,005
1,200	[2]	Dave & Buster's, Inc.	9,576
		Common Stocks--continued[1]
		Consumer Discretionary--continued
400		Deb Shops, Inc.	$10,000
1,200	[2]	Department 56, Inc.	15,120
1,968	[2]	Dover Downs Entertainment, Inc.	17,614
1,669		Dover Motorsports, Inc.	6,359
3,534	[2]	Dress Barn, Inc.	55,484
1,653	[2]	Dura Automotive Systems, Inc.	14,001
1,096	[3]	Electronics Boutique Holdings, Corp.	27,620
100	[2]	Escalade, Inc.	2,050
2,800	[2,3]	F.A.O., Inc.	10,192
1,583	[2]	Factory 2-U Stores, Inc.	2,454
4,913		Federal Signal Corp.	82,981
2,000	[2]	Finish Line, Inc., Class A	17,980
600	[2]	Finlay Enterprises, Inc.	7,200
400		Fisher Communications, Inc.	18,312
3,874	[2,3]	Fleetwood Enterprises, Inc.	21,694
3,400		Foamex International, Inc.	4,522
2,749	[2,3]	Footstar, Inc.	19,958
2,576	[2]	Fossil, Inc.	50,515
2,369		Freds, Inc.	64,652
1,800	[3]	Friedmans, Inc., Class A	15,244
2,300	[2,3]	GSI Commerce, Inc.	11,293
1,200	[2]	Gaiam, Inc.	11,700
1,200	[2,3]	Galyan's Trading Co.	12,972
700	[2]	Gart Sports Co.	13,034
2,378	[2]	Gaylord Entertainment Co.	42,019
2,254	[2]	Genesco, Inc.	35,974
1,900	[2]	Goody's Family Clothing, Inc.	8,436
1,000		Gray Television, Inc., Class A	11,070
62		Grey Global Group, Inc.	36,627
2,045	[2]	Group 1 Automotive, Inc.	43,231
845	[2]	Guess ?, Inc.	3,870
1,897	[2,3]	Guitar Center, Inc.	35,474
2,600	[2]	Gymboree Corp.	47,736
1,800		Hancock Fabrics, Inc.	28,620
		Common Stocks--continued[1]
		Consumer Discretionary--continued
2,729		Handleman Co.	$27,263
3,400	[2]	Harris Interactive, Inc.	10,200
1,648		Haverty Furniture Cos., Inc.	21,160
1,605	[2,3]	Hayes Lemmerz International, Inc.	578
800	[2]	Hibbett Sporting Goods, Inc.	17,512
5,700		Hollinger International, Inc.	55,575
1,700	[2]	Hollywood Casino Corp., Class A	20,944
6,031	[2]	Hollywood Entertainment Corp.	118,569
3,444	[2,3]	Hot Topic, Inc.	67,158
1,700	[2,3]	Hovnanian Enterprises, Inc., Class A	64,294
2,646		Hughes Supply, Inc.	90,361
2,195	[2]	IHOP Corp.	50,244
1,172	[2,3]	IMPCO Technologies, Inc.	4,653
1,092	[2]	Information Holdings, Inc.	16,489
4,500	[2]	Insight Communication Co., Inc.	43,830
4,496	[2]	Insight Enterprises, Inc.	34,349
4,805		Interface, Inc.	17,793
2,500		Intermet Corp.	10,000
2,754	[2]	Intertan, Inc.	19,553
1,623	[2]	Isle of Capri Casinos, Inc.	20,856
1,950	[2,3]	J. Jill Group, Inc.	42,042
2,543	[2]	JAKKS Pacific, Inc.	33,669
4,037	[2]	Jack in the Box, Inc.	87,563
1,600	[2,3]	Jo-Ann Stores, Inc.	38,960
900	[2]	Johnson Outdoors, Inc., Class A	8,370
3,119	[2]	Journal Register Co.	57,608
1,300		K Swiss, Inc., Class A	33,319
3,000	[2]	K2, Inc.	30,000
2,739		Kellwood Co.	63,956
769	[2]	Kenneth Cole Productions, Inc., Class A	18,456
1,100	[2]	Keystone Automotive Industries, Inc.	16,588
3,696		Kimball International, Inc., Class B	56,290
2,363		Landrys Seafood Restaurants, Inc.	53,782
2,049		Libbey, Inc.	57,802
1,890		Liberty Corp.	70,025
529	[2]	Liberty Livewire Corp.	608
		Common Stocks--continued[1]
		Consumer Discretionary--continued
3,982	[2,3]	Linens 'N Things, Inc.	$93,617
1,200	[2]	Lithia Motors, Inc., Class A	19,548
1,858	[2]	Lodgenet Entertainment	14,028
1,909		Lone Star Steakhouse & Saloon, Inc.	39,784
2,334	[2,3]	Luby's Cafeteria, Inc.	12,137
2,096		M.D.C. Holdings, Inc.	78,684
1,300		M/I Schottenstein Homes, Inc.	42,133
2,300	[2]	MTR Gaming Group, Inc.	20,700
4,700	[2]	Macrovision Corp.	60,630
4,900	[2]	Magna Entertainment Corp., Class A	29,106
2,117		Marcus Corp.	30,125
200	[2]	MarineMax, Inc.	2,000
1,696	[2,3]	Martha Stewart Living Omnimedia, Class A	12,211
1,900	[2,3]	Marvel Enterprises, Inc.	15,295
2,992		Matthews International Corp., Class A	69,863
1,500	[2]	Maxwell Shoe Co., Inc., Class A	16,500
6,800	[2,3]	Mediacom Communications Corp.	37,060
3,431	[2]	Mens Wearhouse, Inc.	47,073
1,000	[3]	Meritage Corp.	40,000
300	[2]	Mestek, Inc.	5,430
1,689		Midas, Inc.	11,147
3,289	[2,3]	Midway Games, Inc.	13,353
3,121		Modine Manufacturing Co.	54,586
1,800	[2]	Modtech Holdings, Inc.	16,902
2,579	[2]	Monaco Coach Corp.	41,754
1,100	[2]	Monro Muffler Brake, Inc.	19,525
300	[2]	Mossimo, Inc.	2,166
400	[2,3]	Mothers Work, Inc.	14,408
1,000		Movado Group, Inc.	17,060
1,875	[2]	Movie Gallery, Inc.	34,106
1,100	[2,3]	Multimedia Games, Inc.	24,420
536		National Presto Industries, Inc.	15,544
2,768	[2]	Nautica Enterprise, Inc.	31,002
3,263	[2,3]	Nautilus Group (The), Inc.	44,834
1,300	[2]	Navigant International, Inc.	14,859
1,100	[2,3]	NetFlix, Inc.	9,868
		Common Stocks--continued[1]
		Consumer Discretionary--continued
1,721	[2]	O' Charleys, Inc.	$33,904
2,800	[2]	Oakley, Inc.	33,096
12,633	[2]	Officemax, Inc.	59,754
1,513		Oneida Ltd.	17,929
1,159		OshKosh B'Gosh, Inc., Class A	34,538
600		Oxford Industries, Inc.	14,220
1,810	[2,3]	P. F. Chang's China Bistro, Inc.	62,445
952	[2]	PC Connections, Inc.	5,522
3,312	[2]	Pacific Sunwear of California	77,401
1,943	[2]	Palm Harbor Homes, Inc.	25,259
2,500	[2,3]	Panera Bread Co.	81,250
1,453	[2,3]	Papa Johns International, Inc.	37,822
1,491	[2,3]	Parkervision, Inc.	17,221
1,000	[2]	Party City Corp.	12,110
3,943	[2]	Paxson Communications Corp.	10,370
2,500	[2]	Payless ShoeSource, Inc.	126,250
3,320	[2,3]	Penn National Gaming, Inc.	68,658
4,722	[2,3]	Penton Media, Inc.	2,361
5,256		Pep Boys-Manny Moe & Jack	60,970
2,495		Phillips Van Heusen Corp.	33,732
2,911		Pinnacle Entertainment, Inc.	21,687
1,340	[2,3]	Playboy Enterprises, Inc., Class B	11,109
1,700	[2]	Pomeroy Computer Resources, Inc.	18,717
13,900	[2,3]	Priceline.com, Inc.	30,608
357	[2]	Pricesmart, Inc.	9,407
4,971	[2]	Prime Hospitality Corp.	40,166
1,546	[2,3]	Private Media Group, Inc.	3,185
1,017		Pulitzer, Inc.	47,291
1,300	[2]	Quaker Fabric Corp.	8,931
2,134	[2]	Quiksilver, Inc.	51,237
3,057	[2]	R.R. Donnelley Corp.	73,949
900	[2]	Racing Champions Ertl Corp.	11,700
2,297	[2]	Rare Hospitality International, Inc.	61,284
5,000	[2,3]	Raytech Corp.	29,750
2,916	[2]	Regent Communications, Inc.	17,642
2,753	[2]	Rent-Way, Inc.	9,525
		Common Stocks--continued[1]
		Consumer Discretionary--continued
2,100	[2,3]	Restoration Hardware, Inc.	$11,130
500	[2]	REX Stores Corp.	5,975
970		Russ Berrie & Co., Inc.	31,457
2,691		Russell Corp.	41,818
4,854	[2]	Ryan's Family Steak Houses, Inc.	49,802
2,295	[2,3]	SCP Pool Corp.	65,408
10,059	[2,3]	SONICblue, Inc.	4,124
1,661	[2]	Saga Communications, Inc., Class A	33,718
1,033	[2]	Salem Communications Corp.	25,587
713	[2,3]	Salton, Inc.	7,665
1,076		Sauer-Danfoss, Inc.	7,962
1,860	[2,3]	School Specialty, Inc.	44,975
4,500	[2]	Scientific Games Holdings Corp.	34,290
1,000	[2,3]	Sharper Image Corp.	20,970
800	[2,3]	Shoe Carnival, Inc.	10,384
3,717		Shopko Stores, Inc.	47,094
1,900	[2,3]	Shuffle Master, Inc.	43,586
3,331	[2,3]	Sinclair Broadcast Group, Inc.	39,406
8,306	[2,3]	Sirius Satellite Radio, Inc.	7,550
2,136	[2,3]	Skechers USA, Inc., Class A	21,146
1,025		Skyline Corp.	29,766
4,013	[2]	Sonic Corp.	93,383
3,924	[2]	Spanish Broadcasting System, Inc.	26,016
1,600		Spartan Motors, Inc.	17,984
1,436	[2]	Speedway Motorsports, Inc.	34,636
3,600	[2]	Sports Authority (The), Inc.	21,384
2,600	[2,3]	Sports Resorts Int'l, Inc.	12,610
2,200	[2]	Stage Stores, Inc.	47,542
4,717	[2,3]	Stamps.com, Inc.	20,283
700		Standard Motor Products, Inc.	7,070
3,563		Standard Pacific Corp.	86,510
1,000	[2]	Stanley Furniture Co., Inc.	24,990
600		Starrett (L.S.) Co., Class A	8,700
3,820	[2]	Station Casinos, Inc.	68,722
2,461	[2]	Stein Mart, Inc.	14,372
600	[2]	Steinway Musical Instruments, Inc.	11,220
		Common Stocks--continued[1]
		Consumer Discretionary--continued
970	[2]	Steven Madden Ltd.	$16,578
1,498	[2]	Stoneridge, Inc.	14,516
600	[2]	Strattec Security Corp.	29,700
4,419		Stride Rite Corp.	37,782
2,152		Sturm Ruger & Co., Inc.	23,650
2,291		Superior Industries International, Inc.	97,299
1,800	[2]	TBC Corp.	20,862
200	[2]	Technical Olympic USA, Inc.	3,316
4,300	[2]	Tenneco Automotive, Inc.	24,725
2,932	[2,3]	The Boyds Collection, Ltd.	21,404
2,669		The Steak n Shake Co.	29,332
900	[2]	Thomas Nelson, Inc.	7,200
1,618		Thor Industries, Inc.	54,122
2,231	[2,3]	TiVo, Inc.	9,772
3,726	[2]	Too, Inc.	94,268
1,376		Toro Co.	87,871
6,736	[2,3]	Tower Automotive, Inc.	35,701
1,500	[2]	Tractor Supply Co.	56,985
2,714	[2]	Trans World Entertainment Corp.	8,169
1,521		Triarc Companies, Inc.	36,504
900	[2]	Tropical Sportswear International Corp.	8,550
908	[2]	Tuesday Morning Corp.	18,986
5,796		Tupperware Corp.	93,547
2,097	[2]	Tweeter Home Entertainment Group, Inc.	16,380
1,199	[2]	Ultimate Electronics, Inc.	15,803
5,515	[2]	Unifi, Inc.	30,443
800		UniFirst Corp.	15,992
1,817	[2]	United Auto Group, Inc.	24,130
1,708	[2]	Universal Electronics, Inc.	13,408
800	[2]	Urban Outfitters, Inc.	19,216
843	[2,3]	Vail Resorts, Inc.	12,139
174		Value Line, Inc.	6,704
2,167	[2]	Valuevision International, Inc., Class A	28,648
2,180	[2]	Vans, Inc.	10,072
600	[2]	WCI Communities, Inc.	5,970
2,073	[2]	WESCO International, Inc.	7,877
		Common Stocks--continued[1]
		Consumer Discretionary--continued
2,456	[3]	WMS Industries, Inc.	$34,875
3,503		Wellman, Inc.	35,380
1,100	[2,3]	West Marine, Inc.	15,598
4,172	[2,3]	WestPoint Stevens, Inc.	3,296
2,775	[2]	Wet Seal, Inc., Class A	32,301
1,300	[2]	Whitehall Jewellers, Inc.	12,350
400	[2]	William Lyon Homes, Inc.	9,660
1,542	[2,3]	Wilsons The Leather Experts, Inc.	6,199
1,312	[3]	Winnebago Industries, Inc.	59,473
4,560		Wolverine World Wide, Inc.	73,462
1,197	[2,3]	World Wrestling Federation Entertainment, Inc.	9,480
15,723	[2]	Wyndham International, Inc., Class A	3,774
5,955	[2,3]	XM Satellite Radio Holdings, Inc., Class A	17,865
2,986	[2]	The Yankee Candle Co., Inc.	51,210
1,526	[2,3]	Young Broadcasting, Inc., Class A	15,260
831	[2]	bebe stores, Inc.	10,786
5,200	[2]	dELiA*s Corp., Class A	2,600

		TOTAL	9,200,176

		Consumer Staples--3.4%
2,400	[2]	7-Eleven, Inc.	19,536
300		Alico, Inc.	8,490
1,843	[2,3]	American Italian Pasta Co., Class A	63,491
200	[2]	Arden Group, Inc., Class A	11,450
3,187	[2]	Aurora Foods, Inc.	1,753
1,200	[2]	Boston Beer Co. (The), Inc., Class A	18,816
6,161	[2,3]	Cadiz, Inc.	5,915
4,254		Casey's General Stores, Inc.	49,772
1,900	[2]	Central Garden & Pet Co.	37,981
600	[2]	Chattem, Inc.	25,164
4,200	[2]	Chiquita Brands International, Inc.	51,408
142		Coca-Cola Bottling Co.	7,566
3,648		Corn Products International, Inc.	107,507
3,271	[2]	Del Monte Foods Co.	26,233
4,054		Delta & Pine Land Co.	77,715
4,500		Dimon, Inc.	27,630
2,367	[2,3]	Duane Reade, Inc.	45,541
		Common Stocks--continued[1]
		Consumer Staples--continued
1,400	[2,3]	Elizabeth Arden, Inc.	$15,414
81		Farmer Brothers Co.	24,948
6,037	[3]	Fleming Cos., Inc.	38,878
2,400	[2]	Flowers Foods, Inc.	53,328
1,847	[2]	Great Atlantic & Pacific Tea Co., Inc.	10,509
800	[2]	Green Mountain Coffee, Inc.	10,992
2,566	[2]	Hain Celestial Group, Inc.	36,771
400	[2,3]	Horizon Organic Holding Corp.	6,400
990		Ingles Markets, Inc., Class A	11,177
1,716		International Multifoods Corp.	33,376
4,768		Interstate Bakeries Corp.	118,771
900	[2]	J&J Snack Foods Corp.	33,300
2,695		Lance, Inc.	31,451
3,353		Longs Drug Stores Corp.	74,940
200		Maui Land & Pineapple Co., Inc.	3,148
1,062	[3]	Mondavi Robert Corp., Class A	35,046
1,000	[2]	Monterey Pasta Co.	6,280
4,530	[2]	NBTY, Inc.	70,441
1,600		Nash Finch Co.	19,728
400	[2]	National Beverage Corp.	5,796
1,200		Natures Sunshine Products, Inc.	13,572
4,907		Nu Skin Asia Pacific, Inc., Class A	56,381
3,300	[2]	Pathmark Stores, Inc.	15,015
1,300	[2]	Peet's Coffee & Tea, Inc.	18,746
900	[2]	Penn Traffic (The), Co.	3,825
1,544		Pilgrim's Pride Corp.	9,588
3,425	[2]	Playtex Products, Inc.	29,797
3,267	[2]	Ralcorp Holdings, Inc.	73,867
788	[2,3]	Revlon, Inc., Class A	2,758
567		Riviana Foods, Inc.	14,362
3,464		Ruddick Corp.	51,891
1,100		Sanderson Farms, Inc.	20,272
1,693		Schweitzer-Mauduit International, Inc.	41,969
33		Seaboard Corp.	7,087
4,763		Sensient Technologies Corp.	115,979
1,269	[2]	Smart & Final, Inc.	7,424
		Common Stocks--continued[1]
		Consumer Staples--continued
5,204		Smucker (J.M.) Co.	$190,518
1,800	[2]	Standard Commercial Corp.	30,474
708		Tejon Ranch Co.	18,974
4,048	[2]	Topps Co. (The), Inc.	33,598
2,136	[2]	United Natural Foods, Inc.	51,905
2,888		Universal Corp.	101,715
2,412	[3]	Vector Group, Ltd.	25,326
1,749		WD 40 Co.	50,196
700	[2]	Water Pik Technologies, Inc.	6,426
1,200		Weis Markets, Inc.	39,708
2,528	[2,3]	Wild Oats Markets, Inc.	28,518

		TOTAL	2,286,553

		Energy--4.0%
2,300	[2]	3TEC Energy Corp.	29,440
942	[2]	Atwood Oceanics, Inc.	28,072
1,697		Berry Petroleum Co., Class A	28,272
2,984		Cabot Oil & Gas Corp., Class A	65,230
4,478	[2]	Cal Dive International, Inc.	98,382
968		Carbo Ceramics, Inc.	30,879
15,621	[3]	Chesapeake Energy Corp.	109,035
2,546	[2]	Comstock Resources, Inc.	20,241
2,659	[2]	Denbury Resources, Inc.	30,977
681	[2,3]	Dril-Quip, Inc.	13,790
700	[2]	Encore Aquisition Co.	11,459
2,300	[2]	Energy Partners Ltd.	18,515
400		EnergySouth, Inc.	10,636
2,105	[2,3]	Evergreen Resources, Inc.	86,579
2,900	[2,3]	Exploration Co. of Delaware (The)	9,976
2,917		Frontier Oil Corp.	43,784
7,300	[2,3]	Global Industries Ltd.	29,200
18,398		Grey Wolf, Inc.	73,592
1,539	[2]	Gulf Island Fabrication, Inc.	20,392
1,500	[2]	Gulfmark Offshore, Inc.	22,950
5,300	[2,3]	Hanover Compressor Co.	55,597
3,400	[2]	Harvest Natural Resources, Inc.	22,712
1,000		Holly Corp.	17,670
		Common Stocks--continued[1]
		Energy--continued
2,747	[2,3]	Horizon Offshore, Inc.	$16,867
1,500	[2]	Hydril Co.	40,575
4,864	[2]	Input/Output, Inc.	21,158
10,662	[2]	Key Energy Group, Inc.	95,212
3,168	[2]	Lone Star Technologies, Inc.	41,342
500		Lufkin Industries, Inc.	12,830
5,325	[2]	Magnum Hunter Resources, Inc.	27,690
4,103	[2]	Maverick Tube Corp.	52,313
5,386	[2,3]	Meridian Resource Corp.	5,171
1,000	[2]	NATCO Group, Inc., Class A	6,070
1,791	[2]	NS Group, Inc.	10,746
7,883	[2]	Newpark Resources, Inc.	25,383
1,756	[2]	Nuevo Energy Co.	23,882
2,592	[2]	Oceaneering International, Inc.	71,798
2,109		Offshore Logistics, Inc.	45,280
1,700	[2]	Oil States International, Inc.	22,015
3,006		Overseas Shipholding Group, Inc.	52,154
8,537	[2]	Parker Drilling Co.	19,891
2,630	[3]	Patina Oil & Gas Corp.	76,664
300	[2]	Petroleum Helicopters, Inc.	8,631
4,400	[2]	PetroQuest Energy, Inc.	17,688
2,628	[2]	Plains Resources, Inc.	58,657
1,140	[2]	Prima Energy Corp.	26,516
1,100	[2]	Quicksilver Resources, Inc.	24,200
1,161		RPC Energy Services, Inc.	11,436
5,500	[2]	Range Resources Corp.	26,235
2,200	[2]	Remington Oil & Gas Corp.	33,880
1,600		Resource America, Inc., Class A	12,432
1,906	[2]	SEACOR SMIT, Inc.	78,337
2,610	[2]	Spinnaker Exploration Co.	50,242
3,458		St. Mary Land & Exploration Co.	87,626
2,331	[2,3]	Stone Energy Corp.	74,965
5,319	[2]	Superior Energy Services, Inc.	43,563
2,523	[2]	Swift Energy Co.	18,166
2,199	[2]	Syntroleum Corp.	2,859
7,120	[2]	Tesoro Petroleum Corp.	23,211
		Common Stocks--continued[1]
		Energy--continued
1,400	[2]	Tetra Technologies, Inc.	$29,190
1,120	[2]	The Houston Exploration Co.	34,395
3,620	[2]	Tom Brown, Inc.	86,518
1,602	[2]	Transmontaigne, Co.	6,953
2,532	[2]	Trico Marine Services, Inc.	6,330
3,938	[2]	Unit Corp.	76,003
1,767	[2,3]	Universal Compression Holdings, Inc.	34,280
1,399		Unocal Corp.	38,678
3,359	[2,3]	Veritas DGC, Inc.	29,559
5,334		Vintage Petroleum, Inc.	51,206
2,500	[2]	W-H Energy Services, Inc.	41,550
2,087	[3]	Western Gas Resources, Inc.	69,101
1,759	[2]	Westport Resources Corp.	30,536

		TOTAL	2,677,364

		Financials--22.2%
1,458		1st Source Corp.	17,715
400		ABC Bancorp	5,120
2,000		Acadia Realty Trust	14,980
800	[2,3]	Actrade Financial Technologies Ltd.	800
2,400	[3]	Advanta Corp., Class B	23,592
996		Alabama National Bancorp	46,354
219	[2]	Alexander's, Inc.	14,071
1,950		Alexandria Real Estate Equities, Inc.	81,900
3,862		Alfa Corp.	47,503
2,000		Allegiant Bancorp, Inc.	34,320
2,680		Amcore Financial, Inc.	61,988
10,100	[2,3]	Ameritrade Holding Corp.	45,652
4,476	[3]	American Capital Strategies Ltd.	87,998
2,649		American Financial Holdings, Inc.	79,682
1,000		American Home Mortgage Holdings, Inc.	10,240
700	[2]	American Medical Security Group, Inc.	8,596
400	[3]	American National Bankshares, Inc.	10,440
1,200	[2]	American Physicians Capital, Inc.	18,900
1,588		Amli Residential Properties Trust	33,348
2,305		Anchor Bancorp Wisconsin, Inc.	47,760
5,100		Anthracite Capital, Inc.	53,958
		Common Stocks--continued[1]
		Financials--continued
2,200	[3]	Anworth Mortgage Asset Corp.	$27,258
2,900		Apex Mortgage Capital, Inc.	18,647
2,369		Argonaut Group, Inc.	33,995
1,187		Arrow Financial Corp.	36,663
1,600		Associated Estates Realty Corp.	9,712
500	[2]	Avatar Holdings, Inc.	11,110
700		BKF Capital Group, Inc.	13,125
881		BSB Bancorp, Inc.	17,849
1,119		Baldwin & Lyons, Inc., Class B	27,550
400	[2]	Banc (The) Corp.	2,956
389		BancFirst Corp.	18,166
1,490		Bank Granite Corp.	27,386
1,100		Bank Mutual Corp.	23,914
200		Bank of the Ozarks, Inc.	4,618
4,600		BankAtlantic Bancorp, Inc., Class A	42,872
2,900	[2]	BankUnited Financial Corp., Class A	47,067
1,200		Banner Corp.	22,140
6,885	[3]	Bay View Capital Corp.	41,103
1,573		Bedford Property Investors, Inc.	39,152
400		Berkshire Hills Bancorp, Inc.	10,100
2,600		Boston Private Financial Holdings, Inc.	47,866
100		BostonFed Bancorp, Inc.	2,700
3,231		Boykin Lodging Co.	27,625
2,934		Brandywine Realty Trust	58,680
6,450		Brookline Bancorp, Inc.	73,014
200		Bryn Mawr Bank Corp.	7,830
700		CB Bancshares, Inc./Hawaii	27,811
2,564		CBL & Associates Properties, Inc.	94,765
900		CCBT Financial Cos., Inc.	22,950
2,200	[3]	CFS Bancorp, Inc.	31,174
1,572		CNA Surety Corp.	21,819
984		CPB, Inc.	48,216
2,953		CVB Financial Corp.	67,417
100		California First National Bancorp	1,247
600		Camden National Corp.	14,940
2,972		Capital Automotive REIT	72,814
		Common Stocks--continued[1]
		Financials--continued
670		Capital City Bank Group, Inc.	$22,210
600		Capitol Bancorp Ltd.	11,976
1,083	[3]	Capstead Mortgage Corp.	22,602
2,000		Cascade Bancorp	29,740
3,357		Cash America International, Inc.	30,045
1,722		Cathay Bancorp, Inc.	69,310
2,105		Centennial Bancorp	18,335
100		Center Trust, Inc.	590
749	[2,3]	Central Coast Bancorp	13,197
2,200	[2]	Ceres Group, Inc.	2,222
100		Charter Financial Corp.	2,754
4,560		Charter Municipal Mortgage Acceptance Co.	79,572
2,443		Chateau Communities, Inc.	54,503
3,434		Chelsea Property Group, Inc.	111,777
2,446	[3]	Chemical Financial Corp.	65,479
3,238		Chittenden Corp.	88,592
1,600		Citizens First Bancorp, Inc.	30,688
2,600	[2]	Citizens, Inc., Class A	20,488
1,288		City Bank Lynwood, WA	34,390
1,900	[2]	City Holding Co.	53,409
1,600	[2]	Clark/Bardes, Inc.	27,040
750	[3]	CoBiz, Inc.	11,625
800		Coastal Bancorp, Inc.	23,008
300		Coastal Financial Corp.	4,293
1,584	[3]	Colonial Properties Trust	52,367
200		Columbia Bancorp	4,108
2,320	[2]	Columbia Banking Systems, Inc.	27,724
2,689		Commerce Group, Inc.	92,098
5,474		Commercial Federal Corp.	127,270
3,986		Commercial Net Lease Realty	62,182
800		Commonwealth Bancorp	36,800
1,300		Community Bank System, Inc.	41,600
735		Community Banks, Inc.	19,698
4,901		Community First Bankshares, Inc.	134,336
1,100		Community Trust Bancorp, Inc.	30,404
1,967	[2]	CompuCredit Corp.	9,147
		Common Stocks--continued[1]
		Financials--continued
1,300		Connecticut Bancshares, Inc.	$50,271
5,078		Cornerstone Realty Income Trust, Inc.	39,304
1,500		Corporate Office Properties Trust	20,175
1,400		Correctional Properties Trust	29,750
3,097	[2]	Corrections Corp. America	49,800
1,281		Corus Bankshares, Inc.	57,017
3,862		Crawford & Co., Class B	24,640
1,325	[2,3]	Credit Acceptance Corp.	11,249
3,800		Crown American Realty Trust	33,630
1,226	[2]	DVI, Inc.	10,727
1,417	[3]	Delphi Financial Group, Inc., Class A	54,909
2,405		Dime Community Bancorp, Inc.	50,505
2,937		East West Bancorp, Inc.	101,326
1,587		EastGroup Properties, Inc.	38,501
1,832		Entertainment Properties Trust	41,238
4,491		Equity Inns, Inc.	26,227
200	[3]	Equity One, Inc.	2,576
1,623		Essex Property Trust, Inc.	77,028
1,700	[2]	Euronet Worldwide, Inc.	8,245
1,111		F & M Bancorp	35,796
1,228		FBL Financial Group, Inc., Class A	25,174
2,200		FBR Asset Investment Corp.	66,000
400		FNB Corp.	11,884
1,200	[2,3]	FPIC Insurance Group, Inc.	4,560
704		Farmers Capital Bank Corp.	23,380
900	[2,3]	Federal Agricultural Mortgage Association, Class C	28,143
4,245		Federal Realty Investment Trust	111,856
4,892		FelCor Lodging Trust, Inc.	54,693
2,400		Fidelity Bankshares, Inc.	45,672
1,229	[2]	Financial Federal Corp.	34,437
500		Financial Industries Corp.	6,860
900		Financial Institutions, Inc.	23,013
3,636		First BanCorp Puerto Rico	91,009
700		First Bancorp, Inc.	17,437
400	[2]	First Banks America, Inc.	16,140
964		First Busey Corp.	21,700
		Common Stocks--continued[1]
		Financials--continued
3,386	[3]	First Charter Corp.	$57,359
667		First Citizens Bancshares, Inc., Class A	66,540
7,431		First Commmonwealth Financial Corp.	87,983
800		First Community Bancorp /CA	25,176
880		First Community Bancshares, Inc.	27,940
100		First Defiance Financial Corp.	1,870
1,000		First Essex Bancorp, Inc.	38,080
2,016		First Federal Capital Corp.	38,828
3,941		First Financial Bancorp	71,963
1,287		First Financial Bankshares, Inc.	49,730
744		First Financial Corp.	37,646
1,472		First Financial Holdings, Inc.	37,624
1,233		First Indiana Corp.	22,638
1,429		First Merchants Corp.	32,567
500		First National Corp.	14,000
969		First Niagra Financial Group, Inc.	29,206
200		First Oak Brook Bancshares, Inc.	6,204
100		First of Long Island Corp. (The)	3,350
2,100		First Place Financial Corp.	35,616
1,100	[2]	First Republic Bank	22,275
2,633		First Sentinel Bancorp, Inc.	35,440
100		First South Bancorp, Inc. /VA	3,541
300		First State Bancorporation	7,200
500		FIRSTFED AMERICA BANCORP, INC.	13,495
1,838		FirstFed Financial Corp.	49,810
1,525		Flagstar Bancorp, Inc.	29,356
1,750		Flushing Financial Corp.	29,557
6,433	[3]	Fremont General Corp.	31,843
1,667	[2]	Friedman, Billings, Ramsey Group, Inc., Class A	16,637
1,796		Frontier Financial Corp.	46,750
822		GBC Bancorp	16,687
722	[2]	Gabelli Asset Management, Inc., Class A	21,523
2,707		Gables Residential Trust	61,314
945		German American Bancorp	15,271
1,700		Getty Realty Holding Corp.	33,286
1,000		Gladstone Capital Corp.	16,560
		Common Stocks--continued[1]
		Financials--continued
1,600		Glacier Bancorp, Inc.	$36,512
1,693		Glenborough Realty Trust, Inc.	30,897
3,265		Glimcher Realty Trust	52,697
4,310		Gold Banc Corp., Inc.	42,410
900		Granite State Bankshares, Inc.	30,015
584		Great American Financial Resources, Inc.	9,338
1,462		Great Lakes REIT, Inc.	25,263
600		Great Southern Bancorp, Inc.	22,980
14,161		HRPT Properties Trust	111,447
1,753	[3]	Hancock Holding Co.	85,336
400	[2]	Hanmi Financial Corp.	6,048
2,375		Harbor Florida Bancshares, Inc.	52,962
3,254		Harleysville Group, Inc.	92,804
2,091		Harleysville National Corp.	50,416
500	[2]	Hawthorne Financial Corp.	14,075
4,321		Health Care REIT, Inc.	121,334
2,900	[2]	HealthExtras, Inc.	11,020
4,620		Healthcare Realty Trust, Inc.	143,035
1,800		Heritage Property Investment Trust	42,930
3,096		Hilb Rogal & Hamilton Co.	126,936
2,915		Home Properties of New York, Inc.	92,405
3,893		Horace Mann Educators Corp.	58,434
1,600	[3]	Hudson River Bancorp, Inc.	37,120
1,940		Humboldt Bancorp	22,814
4,600		IMPAC Mortgage Holdings, Inc.	50,048
3,632		IRT Property Co.	43,076
500	[2]	ITLA Capital Corp.	15,300
1,000		Iberiabank Corp.	36,850
32	[2]	Imperial Credit Industries, Inc., Warrants	0
1,800		Independent Bank Corp.- Massachusetts	39,240
1,753		Independent Bank Corp.- Michigan	56,361
2,701		Innkeepers USA Trust	20,960
1,913	[2]	Insignia Financial Group, Inc.	11,191
2,462		Integra Bank Corp.	40,401
500		Interchange Financial Services Corp.	9,025
2,493		International Bancshares Corp.	90,994
		Common Stocks--continued[1]
		Financials--continued
2,600		Investors Real Estate Trust	$27,430
1,707	[3]	Irwin Financial Corp.	24,751
3,841		JDN Realty Corp.	41,790
2,125		Jefferies Group, Inc.	88,506
3,383	[2]	Jones Lang LaSalle, Inc.	57,004
655		Kansas City Life Insurance Co.	25,021
1,600		Keystone Property Trust	26,512
2,696		Kilroy Realty Corp.	58,018
8,900	[2]	Knight Trading Group, Inc.	42,275
2,129		Koger Equity, Inc.	33,042
2,000		Kramont Realty Trust	28,500
2,821		LNR Property Corp.	100,569
500		LSB Bancshares, Inc.	8,075
800		LTC Properties, Inc.	5,008
15,168	[2]	La Quinta Properties, Inc.	66,891
2,520		LaSalle Hotel Properties	33,012
1,213		Lakeland Bancorp, Inc.	21,951
200		Lakeland Financial Corp.	4,650
2,039		LandAmerica Financial Group, Inc.	72,384
2,730		Lexington Corporate Properties Trust	41,250
2,900	[2]	Local Financial Corp.	41,412
2,052		MAF Bancorp, Inc.	66,669
900		MASSBANK Corp.	27,450
1,300	[2]	MB Financial, Inc.	44,070
2,500	[3]	MCG Capital Corp.	29,350
4,800		MFA Mortgage Investments, Inc.	39,024
300		Macatawa Bank Corp.	6,000
3,591		Macerich Co. (The)	102,164
1,000	[3]	Main Street Banks, Inc.	18,910
300		MainSource Financial Group, Inc.	7,212
1,351		Manufactured Home Communities, Inc.	38,571
100		Meemic Holdings, Inc.	2,879
100		Merchants Bancshares, Inc.	2,400
4,465		MeriStar Hospitality Corp.	33,934
3,600	[3]	Metris Cos., Inc.	10,260
1,381		Mid-American Apartment Communities, Inc.	32,592
		Common Stocks--continued[1]
		Financials--continued
1,900		Mid-Atlantic Realty Trust	$31,255
2,640		Mid-State Bancshares	46,390
788		Midland Co.	14,184
900		Midwest Banc Holdings, Inc.	16,893
2,374		Mills Corp.	65,878
1,600		Mission West Properties, Inc.	16,080
666		NBC Capital Corp.	16,750
3,223		NBT Bancorp, Inc.	56,080
2,221		National Health Investors, Inc.	35,869
300		National Health Realty, Inc.	4,566
1,924		National Penn Bancshares, Inc.	52,179
291	[2]	National Western Life Insurance Co., Class A	26,792
5,401		Nationwide Health Properties, Inc.	92,033
5,917	[2]	Net.B@nk, Inc.	58,460
1,700	[3]	New Century Financial Corp.	35,870
1,300		Northwest Bancorp, Inc.	17,810
1,100	[3]	Novastar Financial, Inc.	25,575
300		Nymagic, Inc.	4,845
1,608		OceanFirst Financial Corp.	34,331
4,005	[2]	Ocwen Financial Corp.	10,974
1,700		Odyssey Re Holdings Corp.	30,974
6,119	[2,3]	Ohio Casualty Corp.	80,710
799		Old Second Bancorp, Inc.	30,761
839		Omega Financial Corp.	28,836
700	[2]	Omega Healthcare Investors, Inc.	3,262
1,192		Oriental Financial Group	27,833
1,251		PFF Bancorp, Inc.	38,543
1,166	[2]	PICO Holdings, Inc.	12,151
2,919	[3]	PMA Capital Corp.	39,698
1,129		PS Business Parks, Inc.	35,778
3,817		Pacific Capital Bancorp	102,410
2,554		Pacific Gulf Properties, Inc.	64
2,214		Pacific Northwest Bancorp	54,354
800	[2]	Pacific Union Bank	8,760
4,091		Pan Pacific Retail Properties, Inc.	137,048
200		Parkvale Financial Corp.	4,830
		Common Stocks--continued[1]
		Financials--continued
840	[3]	Parkway Properties, Inc.	$28,148
800		Partners Trust Financial Group, Inc.	12,048
200		Peapack-Gladstone Financial Corp.	12,204
600		PennFed Financial Services, Inc.	15,720
440		PennRock Financial Services Corp.	12,127
1,569		Pennsylvania REIT	40,245
600		Peoples Bancorp, Inc.	17,826
600		Peoples Holding Co.	26,250
1,868	[2]	Philadelphia Consolidated Holding Corp.	62,615
800		Port Financial Corp.	32,064
3,700		Post Properties, Inc.	86,765
3,436		Prentiss Properties Trust	92,600
2,253		Presidential Life Corp.	27,712
200		PrivateBancorp, Inc.	7,478
2,380	[2]	ProAssurance Corp.	39,865
1,800		Prosperity Bancshares, Inc.	33,786
300		Provident Bancorp, Inc.	8,760
2,615		Provident Bankshares Corp.	59,102
900	[2]	Quaker City Bancorp, Inc.	31,679
1,715		R&G Financial Corp., Class B	40,971
1,500		RAIT Investment Trust	31,815
3,131		RFS Hotel Investors, Inc.	36,382
1,310		RLI Corp.	36,680
1,300		Ramco-Gershenson Properties Trust	24,765
3,643		Realty Income Corp.	121,858
1,200		Redwood Trust, Inc.	32,172
700		Republic Bancorp, Inc., Class A	8,176
5,183		Republic Bancorp, Inc.	63,808
1,000	[2]	Republic Bancshares, Inc.	20,450
1,620		Riggs National Corp.	25,677
424		Royal Bancshares Of Pennsylvania	7,844
2,871		S & T Bancorp, Inc.	75,855
600		S.Y. Bancorp, Inc.	23,196
2,863	[3]	SL Green Realty Corp.	83,542
1,542	[3]	SWS Group, Inc.	19,969
1,919		Sandy Spring Bancorp, Inc.	61,159
		Common Stocks--continued[1]
		Financials--continued
867		Santander BanCorp	$9,970
1,129		Saul Centers, Inc.	26,983
3,100	[2]	Saxon Capital, Inc.	33,170
1,800		Seacoast Banking Corp.	34,110
2,624		Seacoast Financial Services Corp.	56,993
900		Second Bancorp, Inc.	23,130
3,196		Selective Insurance Group, Inc.	71,590
4,943		Senior Housing Properties Trust	50,616
3,678		Shurgard Storage Centers, Inc., Class A	111,076
700		Simmons 1st National Corp., Class A	25,557
2,800		Sizeler Property Investors, Inc.	27,160
6,743	[2]	Soundview Technology Group, Inc.	7,990
4,998		South Financial Group, Inc.	108,207
200		Southwest Bancorp, Inc. /Oklahoma	4,470
3,495	[2]	Southwest Bancorp. of Texas, Inc.	98,734
1,355		Sovran Self Storage, Inc.	39,363
1,400		St. Francis Capital Corp.	32,298
1,247		State Auto Financial Corp.	19,865
300		State Bancorp, Inc.	5,325
6,106		Staten Island Bancorp, Inc.	112,839
980		Sterling Bancorp	27,636
4,174		Sterling Bancshares, Inc.	51,215
1,000		Sterling Financial (Spokane), Corp.	20,110
1,800		Sterling Financial (PA) Corp.	44,910
1,877	[2]	Stewart Information Services Corp.	38,948
1,300	[3]	Suffolk Bancorp	43,447
200		Summit Bancshares, Inc. (Texas)	4,090
2,365		Summit Properties, Inc.	42,830
100		Sun Bancorp, Inc.	1,891
1,766		Sun Communities, Inc.	59,779
300		Superior Financial Corp.	5,400
4,339		Susquehanna Bankshares, Inc.	91,987
595		Tanger Factory Outlet Centers, Inc.	16,719
3,146		Taubman Centers, Inc.	43,572
2,546		Texas Regional Bancshares, Inc., Class A	83,865
2,645		The Trust Co. of New Jersey	67,580
		Common Stocks--continued[1]
		Financials--continued
4,900	[3]	Thornburg Mortgage Asset Co.	$92,855
700		Tompkins County Trust Co., Inc.	32,200
2,316		Town & Country Trust	44,954
3,425	[2]	Trammell Crow Co.	30,654
200		TriCo Bancshares	4,402
867	[2]	Triad Guaranty, Inc.	31,784
920		Troy Financial Corp.	25,199
8,531		Trustco Bank Corp.	91,034
2,180		UCBH Holdings, Inc.	91,320
4,258	[2]	UICI	62,082
1,850		UMB Financial Corp.	72,224
3,200		US Restaurant Properties, Inc.	41,216
1,201		USB Holdings Co., Inc.	22,098
2,200	[3]	Umpqua Holdings Corp.	34,848
500		Union Bankshares Corp.	12,705
4,489	[3]	United Bankshares, Inc.	135,658
1,900		United Community Banks, Inc. /GA	44,574
3,172		United Community Financial Corp.	27,343
700		United Fire & Casualty Co.	24,542
1,816		United National Bancorp	38,590
3,100	[2]	Universal American Financial Corp.	14,353
1,200		Universal Health Realty Trust, Inc.	32,160
3,160		Unizan Financial Corp.	60,704
1,500		Urstadt Biddle Properties, Class A	16,410
700	[2]	VIB Corp.	10,500
7,925		Ventas, Inc.	90,345
5,800		Vesta Insurance Group, Inc.	11,542
600		Virginia Financial Group, Inc.	18,240
4,696		W Holding Co., Inc.	83,448
761	[2]	WFS Financial, Inc.	14,338
1,200		WSFS Financial Corp.	34,164
100		Warwick Community Bancorp, Inc.	2,846
4,102		Washington REIT	98,776
1,200		Washington Trust Bancorp	23,592
4,900		Waypoint Financial Corp.	83,741
200	[2]	Wellsford Real Properties Inc.	3,450
		Common Stocks--continued[1]
		Financials--continued
2,335		Wesbanco, Inc.	$55,711
1,600		West Coast Bancorp	25,040
1,347		Westcorp, Inc.	25,970
1,400		Winston Hotels, Inc.	9,534
1,899		Wintrust Financial Corp.	59,496
1,200	[2]	World Acceptance Corp.	10,752
1,100		Yardville National Bancorp	19,404
879		Zenith National Insurance Corp.	24,612
2,200	[2]	iDine Rewards Network, Inc.	19,800

		TOTAL	14,841,468

		Healthcare--12.6%
1,100	[2,3]	1-800 CONTACTS, Inc.	9,933
8,600	[2]	Abgenix, Inc.	58,480
2,394	[2,3]	Abiomed, Inc.	9,337
3,800	[2]	Adolor Corp.	52,364
1,000	[2,3]	Advanced Neuromodulation Systems, Inc.	30,490
500	[2]	Advisory Board (The) Co.	16,025
2,800	[2,3]	Aksys Ltd.	11,340
2,394	[2]	Albany Molecular Research, Inc.	36,963
4,400	[2]	Alderwoods Group, Inc.	26,972
2,003	[2]	Alexion Pharmaceuticals, Inc.	20,411
3,000	[2,3]	Align Technology, Inc.	5,310
6,000	[2]	Alkermes, Inc.	55,320
1,400	[2]	Alliance Imaging, Inc.	15,708
2,500	[2]	Allos Therapeutics, Inc.	17,900
3,245		Alpharma, Inc., Class A	30,763
3,055	[2,3]	AmeriPath, Inc.	45,764
1,150	[2,3]	American Healthways, Inc.	22,597
2,200	[2]	American Medical Systems Holdings, Inc.	30,778
800	[2,3]	American Pharmaceutical Partners, Inc.	16,000
1,100	[2]	AMERIGROUP Corp.	32,131
2,200	[2]	Amsurg Corp.	61,292
7,120	[2,3]	Amylin Pharmaceuticals, Inc.	123,746
2,434	[2,3]	Antigenics, Inc.	23,050
3,293	[2,3]	Aphton Corp.	6,586
7,500	[2]	Applera Corp. -- Cclera Genomics Group	61,800
		Common Stocks--continued[1]
		Healthcare--continued
3,000	[2]	Applied Molecular Evolution. Inc.	$8,640
4,456	[2]	Apria Healthcare Group, Inc.	108,682
2,300	[2]	ArQule, Inc.	13,202
2,200	[2]	Arena Pharmaceuticals, Inc.	15,664
4,802	[2]	Ariad Pharmaceutiacals, Inc.	11,189
2,200	[2]	Array BioPharma, Inc.	18,304
987		Arrow International, Inc.	34,703
2,362	[2,3]	Arthrocare Corp.	25,722
2,700	[2]	AtheroGenics, Inc.	17,820
2,200	[2,3]	Atrix Labs, Inc.	40,218
2,275	[2]	Avigen, Inc.	13,650
1,000	[2]	Bentley Pharmaceuticals, Inc.	7,700
10,746	[2]	Beverly Enterprises, Inc.	24,071
1,840	[2]	Bio Rad Laboratories, Inc., Class A	78,402
1,400	[2]	Bio-Reference Laboratories, Inc.	10,094
6,357	[2]	Bio-Technology General Corp.	20,152
3,994	[2,3]	BioMarin Pharmaceutical, Inc.	25,761
2,781	[2,3]	Biopure Corp.	14,461
1,303	[2,3]	Biosite Diagnostics, Inc.	37,631
953	[2]	Bone Care International, Inc.	9,549
1,300	[2]	Bradley Pharmaceuticals, Inc.	14,924
1,400	[2,3]	BriteSmile, Inc.	910
1,900	[2]	Bruker Daltonics, Inc.	10,450
2,902	[2]	CONMED Corp.	56,821
2,857	[2,3]	CV Therapeutics, Inc.	68,568
2,720	[2]	Caliper Technologies Corp.	11,043
6,100	[2,3]	Cardiac Science, Inc.	11,590
5,171	[2]	CardioDynamics International Corp.	14,996
3,590	[2,3]	Cell Genesys, Inc.	37,587
3,606	[2,3]	Cell Therapeutics, Inc.	22,285
600	[2]	Centene Corp.	18,258
3,100	[2,3]	Cepheid, Inc.	15,373
1,552	[2,3]	Cerus Corp.	27,657
1,400	[2,3]	Cholestech Corp.	8,260
1,500	[2,3]	Cima Labs, Inc.	35,040
504	[2]	Closure Medical Corp.	6,256
		Common Stocks--continued[1]
		Healthcare--continued
1,100		Cobalt Corp.	$17,985
2,588	[2]	Columbia Laboratories, Inc.	9,705
300	[2]	Computer Programs & Systems, Inc.	6,705
1,900	[2,3]	Conceptus, Inc.	26,467
3,393	[2]	Connetics Corp.	43,363
1,643	[3]	Cooper Companies, Inc.	87,079
5,031	[2,3]	Corixa Corp.	43,015
714	[2]	Corvel Corp.	23,562
6,843	[2]	Covance, Inc.	152,462
3,500	[2,3]	Cross Country, Inc.	43,190
3,113	[2,3]	Cryolife, Inc.	12,047
3,438	[2,3]	Cubist Pharmaceuticals, Inc.	22,209
4,700	[2]	CuraGen Corp.	17,813
1,500	[2,3]	Curative Health Services, Inc.	22,425
2,398	[2]	Cyberonics, Inc.	38,368
1,800		D & K Healthcare Resources, Inc.	16,578
1,359	[3]	Datascope Corp.	33,732
3,900	[2]	Decode Genetics, Inc., ADR	7,878
1,100	[2]	Deltagen, Inc.	1,177
952	[2,3]	Dianon Systems, Inc.	38,080
1,296	[2]	Digene Corp.	10,744
2,625	[2]	Diversa Corp.	25,515
2,700	[2]	Durect Corp.	8,748
600	[2,3]	Dynacq International, Inc.	8,490
800	[2]	Embrex, Inc.	8,960
2,300	[2]	Endo Pharmaceuticals Holdings, Inc.	15,594
2,051	[2]	Endocare, Inc.	5,806
2,566	[2]	Enzo Biochem, Inc.	37,361
4,700	[2,3]	Enzon, Inc.	91,180
1,000	[2]	Eon Labs, Inc.	22,530
4,200	[2]	Esperion Therapeutics, Inc.	24,738
1,300	[2,3]	Exact Sciences Corp.	19,045
4,955	[2]	Exelixis, Inc.	24,478
2,500	[2]	First Horizon Pharmaceutical Corp.	9,175
61,000		Five Star Quality Care, Inc.	0
2,923	[2]	Gene Logic, Inc.	22,156
		Common Stocks--continued[1]
		Healthcare--continued
1,000	[2,3]	Genencor International, Inc.	$11,010
3,100	[2]	Genesis Health Ventures, Inc.	43,896
4,647	[2,3]	Genta, Inc.	36,247
2,500		Gentiva Health Services, Inc.	19,850
4,200	[2]	Genzyme Corp.	9,198
2,740	[2,3]	Geron Corp.	10,960
2,630	[2]	Guilford Pharmaceuticals, Inc.	13,203
1,964	[2,3]	Haemonetics Corp.	41,656
2,100	[2]	Hanger Orthopedic Group, Inc.	29,820
1,900	[2]	Harvard Bioscience, Inc.	5,700
900	[2]	HealthTronics Surgical Services, Inc.	7,920
2,600	[2,3]	Hologic, Inc.	32,159
5,858		Hooper Holmes, Inc.	38,956
1,100	[2]	ICU Medical, Inc.	42,625
3,476	[2]	IDEXX Laboratories, Inc.	119,922
1,851	[2]	IDX Systems Corp.	28,802
1,325	[2]	INAMED Corp.	35,324
1,810	[2,3]	Igen International, Inc.	64,798
3,575	[2,3]	Ilex Oncology, Inc.	21,954
2,500	[2]	Illumina, Inc.	10,200
5,600	[2,3]	ImClone Systems, Inc.	40,102
1,350	[2]	Immucor, Inc.	30,091
4,845	[2]	Immunogen, Inc.	15,552
4,463	[2]	Immunomedics, Inc.	31,107
1,664	[2,3]	Impath, Inc.	26,709
2,800	[2]	Impax Laboratories, Inc.	14,196
7,400	[2]	Incyte Genomics, Inc.	36,556
4,800	[2]	Indevus Pharmaceuticals, Inc.	9,648
6,100	[2,3]	Inhale Therapeutic Systems, Inc.	38,796
2,000	[2]	Integra Lifesciences Corp.	27,640
2,748	[2,3]	InterMune, Inc.	100,934
2,800	[2,3]	Interpore International, Inc.	16,380
3,900	[2,3]	Intuitive Surgical, Inc.	26,130
2,863		Invacare Corp.	90,471
1,200	[2]	Inverness Medical Innovations, Inc.	12,300
5,178	[2,3]	Isis Pharmaceuticals, Inc.	50,537
		Common Stocks--continued[1]
		Healthcare--continued
2,500	[2]	K-V Pharmaceutical Co., Class A	$42,500
1,800	[2]	Kendle International, Inc.	14,670
1,200	[2]	Kensey Nash Corp.	20,268
1,200	[2]	Kindred Healthcare, Inc.	16,500
578	[2,3]	Kos Pharmaceuticals, Inc.	8,786
2,700	[2]	Kosan Biosciences, Inc.	16,662
5,000	[2]	La Jolla Pharmaceutical Co.	27,500
900	[2]	LabOne, Inc.	15,687
3,650	[2]	Lexicon Genetics, Inc.	16,826
500	[2]	Lifeline Systems, Inc.	11,300
5,653	[2,3]	Ligand Pharmaceuticals, Inc., Class B	37,197
2,139	[2,3]	Luminex Corp.	13,925
2,762	[2]	MGI PHARMA, Inc.	20,743
2,500	[2]	MIM Corp.	17,900
2,166	[2,3]	Martek Biosciences Corp.	34,049
1,300	[2]	Matria Healthcare, Inc.	12,012
1,879	[2]	Maximus, Inc.	38,294
3,207	[2]	Maxygen, Inc.	24,341
1,000	[2,3]	Med-Design Corp.	5,000
700	[2]	MedCath Corp.	7,882
7,600	[2]	Medarex, Inc.	30,172
700	[2,3]	Medical Staffing Network Holdings, Inc.	9,338
2,600	[2,3]	Medicines Co.	37,752
2,288	[3]	Mentor Corp.	86,715
500	[2]	Meridian Medical Technologies, Inc.	22,060
1,600	[2]	Merit Medical Systems, Inc.	37,600
1,192		Mine Safety Appliances Co.	41,780
1,671	[2,3]	Molecular Devices Corp.	22,492
2,600	[2,3]	Myriad Genetics, Inc.	46,956
2,839	[2,3]	NPS Pharmaceuticals, Inc.	73,757
4,400	[2]	NaPro BioTherapeutics, Inc.	8,140
4,303	[2]	Nabi Biopharmaceuticals	25,603
1,400	[2,3]	Nastech Pharmaceutical Co., Inc.	14,743
1,000	[2]	National Healthcare Corp.	18,030
1,270	[2]	NeoPharm, Inc.	19,583
1,331		Neose Technologies, Inc.	9,783
		Common Stocks--continued[1]
		Healthcare--continued
3,118	[2]	Neurocrine Biosciences, Inc.	$139,998
1,383	[2]	Neurogen Corp.	9,211
2,301	[2]	Noven Pharmaceuticals, Inc.	29,476
4,000	[2]	OSI Pharmaceuticals, Inc.	69,280
2,217	[2]	Ocular Sciences, Inc.	47,333
1,300	[2]	Odyssey Healthcare, Inc.	45,474
1,000	[2]	Omnicell, Inc.	3,000
2,600	[2]	Onyx Pharmaceuticals, Inc.	9,802
1,425	[2,3]	Option Care, Inc.	11,115
4,100	[2,3]	OraSure Technologies, Inc.	20,828
3,000	[2]	OrthoLogic Corp.	11,130
3,726		Owens & Minor, Inc.	54,847
976	[2]	PDI, Inc.	5,192
7,761	[2]	PSS World Medical, Inc.	59,294
3,900	[2,3]	PacifiCare Health Systems, Inc.	115,284
2,700	[2,3]	Pain Therapeutics, Inc.	10,503
2,605	[2]	Parexel International Corp.	31,289
2,600	[2,3]	Pediatrix Medical Group	104,000
2,100	[2]	Penwest Pharmaceuticals Co.	19,908
3,943	[2]	Per-Se Technologies, Inc.	33,515
16,413	[2,3]	Peregrine Pharmaceuticals, Inc.	9,684
6,674	[2]	Perrigo Co.	84,092
2,000	[3]	Pharmaceutical Resources, Inc.	47,140
2,632	[2]	Pharmacopedia, Inc.	25,715
1,277	[2,3]	PolyMedica Industries, Inc.	35,896
1,900	[2,3]	Possis Corp.	21,225
2,400	[2]	Pozen, Inc.	12,000
5,661	[2]	Praecis Pharmaceuticals, Inc.	15,398
1,500	[2]	Prime Medical Services, Inc.	11,760
2,600	[2]	Priority Healthcare Corp., Class B	63,154
800	[2]	Progenics Pharmaceuticals, Inc.	5,720
9,800	[2]	Protein Design Labs, Inc.	81,340
5,240	[2]	Province Heathcare Co.	68,382
3,800	[2]	QuadraMed Corp.	10,032
2,200	[2]	Quidel Corp.	6,866
2,200	[2]	Radiologix, Inc.	13,310
		Common Stocks--continued[1]
		Healthcare--continued
4,012	[2,3]	Regeneron Pharmaceuticals, Inc.	$60,702
1,899	[2,3]	RehabCare Group, Inc.	39,936
3,000	[2]	Res-Care, Inc.	12,360
3,300	[2,3]	ResMed, Inc.	111,441
3,642	[2]	Respironics, Inc.	116,325
2,700	[2]	Rigel Pharmaceuticals, Inc.	4,050
1,700	[2]	Rita Medical Systems, Inc.	11,611
2,100	[2]	Salix Pharmaceuticals, Ltd.	17,220
2,903	[2]	SangStat Medical Corp.	54,170
1,600	[2]	Sangamo BioSciences, Inc.	3,248
5,100	[2,3]	Scios, Inc.	147,186
1,300	[2]	Seattle Genetics, Inc.	3,706
1,900	[2]	Select Medical Corp.	24,586
7,600	[2]	Sepracor, Inc.	66,120
3,900	[2,3]	Sequenom, Inc.	9,087
2,400	[2]	Serologicals Corp.	23,112
32,300	[2]	Service Corp. International	101,745
2,700	[2]	Sierra Health Services, Inc.	33,993
2,400	[2]	Sola International, Inc.	29,976
1,987	[2]	SonoSight, Inc.	29,326
700	[2,3]	Specialty Labratories, Inc.	5,894
10,560	[2]	Stewart Enterprises, Inc., Class A	57,763
1,988	[2,3]	Sunrise Assisted Living, Inc.	41,350
3,526	[2,3]	SuperGen, Inc.	9,555
1,632	[2,3]	SurModics, Inc.	55,847
4,200	[2]	Sybron Dental Specialties, Inc.	60,690
1,900	[2]	Syncor International Corp.	68,077
2,600	[2]	Tanox, Inc.	25,090
4,800	[2]	Techne Corp.	158,400
2,800	[2,3]	Telik, Inc.	41,300
6,584	[2]	Texas Biotechnology Corp.	12,378
3,193	[2]	Theragenics Corp.	13,794
2,600	[2]	Therasense, Inc.	15,522
5,430	[2]	Thoratec Laboratories Corp.	48,327
3,103	[2]	Transkaryotic Therapies, Inc.	36,119
4,500	[2]	TriPath Imaging, Inc.	14,130
		Common Stocks--continued[1]
		Healthcare--continued
5,115	[2]	Triangle Pharmaceuticals, Inc.	$16,879
1,490	[2]	Trimeris, Inc.	78,568
4,145	[2,3]	Tularik, Inc.	30,134
1,050	[2]	U.S. Physical Therapy, Inc.	10,458
8,054	[2]	US Oncology, Inc.	64,513
1,700	[2,3]	United Surgical Partners International, Inc.	33,762
1,673	[2,3]	United Therapeutics Corp.	25,011
1,600	[2]	Urologix, Inc.	4,800
2,000	[2]	VCA Antech, Inc.	29,940
5,243	[2]	VISX, Inc.	42,521
1,374	[2]	Ventana Medical Systems	23,908
2,400	[2,3]	Versicor, Inc.	26,400
2,800	[2]	Viasys Healthcare, Inc.	45,024
3,087	[2]	Vical, Inc.	10,465
601		Vital Signs, Inc.	18,781
4,200	[2]	VitalWorks, Inc.	14,196
4,000	[2,3]	VIVUS, Inc.	13,120
1,392		West Pharmaceutical Services, Inc.	26,699
2,300	[2]	Wilson Greatbatch Technologies, Inc.	64,331
2,700	[2,3]	Women First HealthCare, Inc.	14,823
1,700	[2]	Wright Medical Group, Inc.	29,259
200	[2]	Young Innovations, Inc.	4,830
894	[2]	Zoll Medical Corp.	29,010
600	[2]	Zymogenetics, Inc.	5,208
1,500	[2,3]	aaiPharma, Inc.	22,620
1,150	[2,3]	eResearch Technology, Inc.	16,686

		TOTAL	8,421,223

		Industrials--14.9%
1,500	[2]	3D Systems Corp.	10,515
2,867		AAR Corp.	11,210
4,104		ABM Industries, Inc.	60,288
1,820	[2,3]	AMERCO	8,736
3,845		AMETEK, Inc.	135,690
900	[2]	Aaon, Inc.	16,839
3,700	[2]	Active Power, Inc.	7,622
1,000	[2]	Actuant Corp.	39,800
		Common Stocks--continued[1]
		Industrials--continued
4,577		Acuity Brands, Inc.	$54,878
2,826	[2,3]	Administaff, Inc.	17,182
6,594	[2,3]	Aeroflex, Inc.	38,179
6,894	[2]	AirTran Holdings, Inc.	26,197
5,266		Airborne, Inc.	67,879
200		Alamo Group, Inc.	2,350
2,651	[2]	Alaska Air Group, Inc.	57,368
2,656		Albany International Corp., Class A	56,281
4,959		Alexander and Baldwin, Inc.	115,302
3,521	[2]	American Superconductor Corp.	13,626
500		American Woodmark Corp.	26,420
700		Angelica Corp.	16,345
3,100		Apogee Enterprises, Inc.	36,673
2,126		Applied Industrial Technologies, Inc.	36,992
3,400		Arbitron, Inc.	116,110
2,384	[2]	Arkansas Best Corp.	71,401
2,620	[2]	Armor Holdings, Inc.	40,112
1,661	[2]	Astec Industries, Inc.	15,231
2,000	[2,3]	AstroPower, Inc.	15,880
4,438	[2]	Atlantic Coast Airlines Holdings, Inc.	58,582
1,970	[2,3]	Atlas Air, Inc.	2,403
783	[2]	Aura Systems, Inc., Warrants	0
2,000		Aviall, Inc.	18,660
3,900	[2]	BE Aerospace, Inc.	11,934
3,376		Baldor Electric Co.	63,503
3,100		Banta Corp.	95,480
1,678		Barnes Group, Inc.	35,741
2,513		Belden, Inc.	34,805
3,655		Bowne & Co., Inc.	36,550
1,987		Brady (W.H.) Co.	65,551
2,423	[3]	Briggs & Stratton Corp.	93,164
1,073	[2]	Bright Horizons Family Solutions, Inc.	29,025
500		Butler Manufacturing Co.	10,115
2,829		C&D Technologies, Inc.	45,123
1,220	[2]	CCC Information Service Group, Inc.	21,533
1,351	[2]	CDI Corp.	35,923
		Common Stocks--continued[1]
		Industrials--continued
900		CIRCOR International, Inc.	$12,465
2,709		CLARCOR, Inc.	83,735
667		CPI Corp.	9,171
100	[2]	CTB International Corp.	1,278
1,700	[2]	Cascade Corp.	22,389
2,209	[2]	Casella Waste Systems, Inc., Class A	11,840
1,965		Central Parking Corp.	45,647
8,659	[2]	Century Business Services, Inc.	22,946
600	[2]	Charles River Associates, Inc.	9,402
1,063		Chemed Corp.	37,471
1,445	[2]	CoStar Group, Inc.	23,626
2,425	[2]	Coinstar, Inc.	72,726
400	[2]	Columbus McKinnon Corp.	1,944
3,200	[2]	Comfort Systems USA, Inc.	10,560
385		CompX International, Inc.	3,080
1,800	[2]	Consolidated Graphics, Inc.	30,510
4,184	[2,3]	Corinthian Colleges, Inc.	158,908
2,200	[2]	Cornell Cos., Inc.	14,014
4,320	[2]	Corporate Executive Board Co.	143,381
1,000	[2]	Covenant Transport, Inc., Class A	17,170
1,700		Cubic Corp.	25,840
1,748	[2]	Cuno, Inc.	54,328
1,166		Curtiss Wright Corp.	72,094
1,800	[2,3]	DRS Technologies, Inc.	59,652
2,000	[2]	Daisytek International Corp.	17,020
2,406	[2]	DiamondCluster International, Inc., Class A	6,400
1,901	[2]	Dionex Corp.	58,570
2,700	[2]	Dollar Thrifty Automotive Group, Inc.	50,166
300	[2]	Drew Industries, Inc.	4,860
800	[2]	Ducommun, Inc.	10,152
5,300	[2]	Dycom Industries, Inc.	57,611
1,700		EDO Corp.	28,475
3,742	[2]	EGL, Inc.	50,031
1,283	[2,3]	ESCO Technologies, Inc.	46,701
1,479	[2]	Electro Rent Corp.	16,047
2,067		ElkCorp	32,576
		Common Stocks--continued[1]
		Industrials--continued
1,578	[2]	Emcor Group, Inc.	$76,707
1,300	[2]	Encore Wire Corp.	11,310
1,675	[2]	Energy Conversion Devices, Inc.	16,614
900		Engineered Support Systems, Inc.	44,037
1,900		Ennis Business Forms, Inc.	24,320
2,251	[2]	Esterline Technologies Corp.	40,856
3,300	[2]	ExpressJet Holdings, Inc.	37,620
5,200	[2,3]	Exult, Inc.	14,820
2,000	[2,3]	FTI Consulting, Inc.	83,200
2,850	[2]	First Consulting Group, Inc.	15,532
2,700		Florida East Coast Industries, Inc.	64,530
1,300	[2]	Flow International Corp.	3,263
1,201	[2]	Forward Air Corp.	20,813
720		Franklin Electronic Co., Inc.	31,651
3,261	[2,3]	Frontier Airlines, Inc.	19,403
3,740	[2,3]	Fuelcell Energy, Inc.	21,580
2,155		G & K Services, Inc., Class A	69,221
1,745	[2]	Gardner Denver, Inc.	26,123
3,390		GenCorp, Inc.	27,730
400	[2]	General Binding Corp.	4,156
3,667		General Cable Corp.	10,378
1,300	[2]	Genesee & Wyoming, Inc., Class A	28,470
1,354	[2]	Genlyte Group, Inc.	50,572
2,500	[2,3]	Global Power Equipment Group, Inc.	10,250
800		Gorman Rupp Co.	19,840
3,466		Granite Construction, Inc.	55,525
2,929	[2]	Griffon Corp.	33,830
500	[2]	Hall, Kinion & Associates, Inc.	2,990
3,191		Harland (John H.) Co.	61,108
3,100	[2]	Headwaters, Inc.	53,165
600	[2]	Healthcare Services Group, Inc.	7,116
3,300	[2]	Heartland Express, Inc.	64,779
1,358		Heico Corp.	13,091
95		Heico Corp., Class A	718
2,022	[2]	Heidrick & Struggles International, Inc.	25,154
1,300	[2]	Herley Industries, Inc.	21,151
		Common Stocks--continued[1]
		Industrials--continued
2,369		Hexcel Corp.	$4,075
2,449	[2,3]	Hunt (J.B.) Transportation Services, Inc.	67,813
400	[2]	ICT Group, Inc.	7,460
3,125		IDEX Corp.	93,875
1,074	[2]	II-VI, Inc.	14,714
4,700		ITT Educational Services, Inc.	102,695
2,000	[2,3]	Imagistics International, Inc.	37,220
4,324	[2]	InfoUSA, Inc.	18,161
3,000	[2]	Information Resources, Inc.	9,000
2,592	[2]	Insituform Technologies, Inc., Class A	41,239
1,106	[2]	Insurance Automotive Auctions, Inc.	17,585
600	[2,3]	Integrated Defense Technologies, Inc.	8,418
3,603	[2]	Integrated Electrical Services	13,691
1,972	[2]	Intercept Group, Inc.	31,177
1,008		Interpool, Inc.	15,826
1,300	[2,3]	InVision Technologies, Inc.	46,033
1,943	[2]	Ionics, Inc.	44,164
4,663	[3]	JLG Industries, Inc.	37,071
5,700	[2]	Joy Global, Inc.	55,746
2,616	[2]	KForce Com, Inc.	7,665
1,428	[2]	Kadant, Inc.	20,635
2,441		Kaman Corp., Class A	27,290
6,600		Kansas City Southern Industries, Inc.	92,400
3,068		Kaydon Corp.	61,268
1,920		Kelly Services, Inc., Class A	45,427
3,795		Kennametal, Inc.	118,290
2,035	[2]	Kirby Corp.	48,046
2,599	[2]	Knight Transportation, Inc.	51,304
4,208	[2]	Korn/Ferry International	35,894
2,400	[2]	Kroll, Inc.	46,752
4,470	[2,3]	Labor Ready, Inc.	30,754
900	[2]	Ladish Co., Inc.	6,696
900		Landauer, Inc.	30,987
1,612	[2]	Landstar System, Inc.	78,569
525		Lawson Products, Inc.	15,067
1,126	[2,3]	Learning Tree International, Inc.	19,242
		Common Stocks--continued[1]
		Industrials--continued
4,660		Lennox International, Inc.	$60,300
3,421	[2]	Lightbridge, Inc.	21,624
3,520		Lincoln Electric Holdings, Inc.	82,861
1,072		Lindsay Manufacturing Co.	25,803
1,700	[2]	Lydall, Inc.	19,380
3,262	[2,3]	MCSI, Inc.	16,147
1,650	[2]	MOOG, Inc., Class A	43,840
2,026	[2]	Magnetek, Inc.	9,684
2,928	[2]	Mail-Well, Inc.	4,421
2,652	[3]	Manitowoc, Inc.	62,561
1,600	[2,3]	Manufacturers' Services Ltd.	6,848
2,400	[2]	Mastec, Inc.	6,216
1,456		McGrath Rentcorp.	31,959
900	[2]	Medis Technologies Ltd.	5,418
1,085	[2]	Medquist, Inc.	18,434
1,028	[2]	MemberWorks, Inc.	17,826
2,347	[2]	Mercury Computer Systems, Inc.	70,764
4,322	[2]	Mesa Air Group, Inc.	23,814
1,171	[2]	Mesaba Holdings, Inc.	6,277
1,335	[2]	Midwest Express Holdings, Inc.	8,731
1,906		Milacron, Inc.	10,864
1,376	[2]	Mobile Mini, Inc.	19,952
3,081	[2]	Mueller Industries, Inc.	82,417
714		NACCO Industries, Inc., Class A	30,845
2,027	[2]	NCI Building System, Inc.	38,027
2,027	[2]	NCO Group, Inc.	27,831
3,521		NDCHealth Corp.	62,146
4,739	[2]	Navigant Consulting, Inc.	24,880
1,391		New England Business Service, Inc.	31,325
2,486		Nordson Corp.	64,412
909	[2]	Nortek, Inc.	40,769
2,264	[2,3]	On Assignment, Inc.	19,246
5,062	[2,3]	Orbital Sciences Corp.	18,071
1,679		OshKosh Truck Corp., Class B	95,619
1,100	[2]	Osmonics, Inc.	14,960
400	[2]	P.A.M. Transportation Services, Inc.	8,380
		Common Stocks--continued[1]
		Industrials--continued
3,937	[2]	PRG-Schultz International, Inc.	$36,740
3,452	[2]	Paxar Corp.	49,778
3,023	[2]	Pegasus Systems, Inc.	32,951
1,270		Penn Engineering & Manufacturing Corp.	18,415
1,800	[2,3]	Plug Power, Inc.	11,304
1,200	[2]	Powell Industries, Inc.	18,852
6,800	[2]	Power-One, Inc.	36,591
1,521	[2,3]	Prepaid Legal Services, Inc.	32,793
1,400	[2]	Princeton Review (The), Inc.	7,140
2,290	[2]	ProBusiness Services, Inc.	20,839
4,400	[2]	Proton Energy Systems, Inc.	13,992
3,500	[2]	Quanta Services, Inc.	11,130
1,200		Quixote Corp.	23,664
1,300	[2,3]	RMH Teleservices, Inc.	13,039
3,100	[2,3]	RailAmerica, Inc.	22,754
3,519	[2,3]	Rayovac Corp.	49,618
2,498		Regal Beloit Corp.	43,915
5,071		Regis Corp.	148,783
2,586		Reliance Steel & Aluminum Co.	54,177
100	[2]	RemedyTemp, Inc., Class A	1,500
2,100	[2,3]	Resources Connection, Inc.	35,952
1,874	[2,3]	Right Management Consultants	24,693
1,284		Roadway Express, Inc.	51,450
1,047		Robbins & Myers, Inc.	16,061
1,518		Rollins, Inc.	35,901
2,201	[2]	SCS Transportation, Inc.	20,029
5,753	[2]	SITEL Corp.	9,435
1,674	[2]	SOURCECORP, Inc.	38,385
1,407	[2]	SPS Technologies, Inc.	34,190
900		Schawk, Inc.	8,910
674		Sequa Corp., Class A	25,956
1,654	[2]	Simpson Manufacturing Co., Inc.	58,386
1,804	[3]	Smith (A.O.) Corp.	39,616
4,941	[2]	Sothebys Holdings, Inc., Class A	37,502
6,465	[2]	Spherion Corp.	39,372
1,930		Standard Register	44,757
		Common Stocks--continued[1]
		Industrials--continued
1,077		Standex International Corp.	$22,779
3,706	[2,3]	Stericycle, Inc.	123,410
3,165		Stewart & Stevenson Services	34,657
792		Strayer Education, Inc.	42,095
8,500	[2,3]	Surebeam Corp.	36,380
3,960	[2]	Sylvan Learning Systems, Inc.	60,469
900	[2]	TRC Cos., Inc.	15,570
1,926		Tecumseh Products Co., Class A	87,363
4,300	[2]	TeleTech Holdings, Inc.	25,628
961		Tennant Co.	28,984
4,762		Terex Corp.	55,525
5,487	[2,3]	Tetra Tech, Inc.	48,725
4,800	[2]	Thomas & Betts Corp.	79,488
1,576		Thomas Industries, Inc.	45,373
2,821		Tredegar Industries, Inc.	36,391
729	[2,3]	Trex Co. Inc.	20,776
3,936	[3]	Trinity Industries, Inc.	61,795
1,510	[2,3]	Triumph Group, Inc.	37,176
9,778	[2]	U.S. Industries, Inc.	22,489
4,000	[2,3]	U.S.G. Corp.	17,880
6,100	[2,3]	UAL Corp.	15,128
5,583	[2]	UNOVA, Inc.	27,915
2,228		URS Corp.	42,243
500	[2]	US Xpress Enterprises, Inc., Class A	4,475
2,933		USFreightways Corp.	82,417
2,300	[2]	United Defense Industries, Inc.	52,647
1,000		United Industrial Corp.	19,910
3,493		United Stationers, Inc.	103,847
1,538		Universal Forest Products, Inc.	27,484
1,464		Valmont Industries, Inc.	36,893
2,366	[2]	Vicor Corp.	15,734
774	[2]	Volt Information Science, Inc.	10,333
3,672	[2,3]	Wabash National Corp.	17,258
3,735		Wabtec Corp.	53,186
800	[2]	Wackenhut Corrections Corp.	9,440
4,069		Wallace Computer Services, Inc.	74,503
		Common Stocks--continued[1]
		Industrials--continued
3,151		Walter Industries, Inc.	$34,503
3,091	[2,3]	Waste Connections, Inc.	113,069
1,848		Watsco, Inc.	29,568
2,200	[2]	Watson Wyatt & Co. Holdings	43,450
4,241		Werner Enterprises, Inc.	86,728
998		Woodward Governor Co.	37,954
900		World Fuel Services Corp.	19,539
3,203	[2]	Yellow Corp.	88,691
5,100	[2]	eFunds Corp.	44,982
2,459	[2]	eSpeed, Inc., Class A	35,803

		TOTAL	9,941,731

		Information Technology--16.5%
2,970	[2,3]	ATMI, Inc.	54,618
2,263	[2]	AXT, Inc.	2,557
2,304	[2,3]	Acacia Research Corp.	11,866
7,600	[2]	Acclaim Entertainment, Inc.	8,056
2,251	[2,3]	Actel Corp.	36,444
5,362	[2,3]	Actuate Software Corp.	9,759
910	[2]	Ade Corp.	4,404
2,500	[2,3]	Adtran, Inc.	63,475
6,894	[2]	Advanced Digital Information Corp.	48,810
1,869	[2,3]	Advanced Energy Industries, Inc.	22,540
4,200	[2]	Agile Software Corp.	28,602
9,600	[2,3]	Akamai Technologies, Inc.	9,312
3,058	[2]	Allen Telecom, Inc.	18,898
2,788	[2]	Alliance Semiconductor Corp.	11,626
3,521	[2,3]	Allscripts Healthcare Solutions, Inc.	10,429
1,000	[2,3]	Altiris, Inc.	12,930
4,300	[2]	American Management System, Inc.	51,686
3,333	[2]	Anadigics, Inc.	7,666
695		Analogic Corp.	27,779
2,480	[2,3]	Anaren Microwave, Inc.	22,570
3,430	[2]	Anixter International, Inc.	79,130
5,560	[2]	AnswerThink Consulting Group, Inc.	10,014
1,900	[2]	Ansys, Inc.	37,240
1,700	[2]	Anteon International Corp.	39,100
		Common Stocks--continued[1]
		Information Technology--continued
1,600	[2,3]	Applied Films Corp.	$22,688
1,772	[2,3]	AremisSoft Corp.	0
29,000	[2,3]	Ariba, Inc.	68,440
7,200	[2]	Arris Group, Inc.	12,528
3,538	[2]	Artesyn Technologies, Inc.	6,298
1,800	[2]	Artisan Components, Inc.	23,454
28,000	[2]	Ascential Software Corp.	67,760
3,200	[2]	Asiainfo Holdings, Inc.	9,952
6,200	[2]	Aspect Communications Corp.	12,090
4,279	[2,3]	Aspen Technology, Inc.	8,515
4,148	[2,3]	Asyst Technologies, Inc.	24,888
1,898	[2]	Audiovox Corp., Class A	15,127
900	[2]	August Technology Corp.	5,454
6,900	[2]	Avanex Corp.	5,175
2,697	[2]	Avid Technology, Inc.	38,001
4,994	[2]	Avocent Corp.	99,880
10,800	[2]	Axcelis Technologies, Inc.	58,104
1,799	[2,3]	BARRA, Inc.	64,566
1,200		BEI Technologies, Inc.	13,188
1,100		Bel Fuse, Inc.	20,888
2,100	[2,3]	Bell Microproducts, Inc.	11,487
2,452	[2,3]	Benchmark Electronics, Inc.	54,582
2,222	[2,3]	Black Box Corp.	93,946
6,620	[2]	Borland Software Corp.	88,907
3,701	[2]	Brooks-PRI Automation, Inc.	56,588
3,424	[2]	C-COR Electronics, Inc.	14,203
3,108	[2]	CACI International, Inc., Class A	127,148
13,600	[2]	CNET Networks, Inc.	26,928
3,250	[3]	CTS Corp.	19,500
4,919	[2]	Cable Design Technologies, Class A	24,103
2,500	[2,3]	Cabot Microelectronics Corp.	113,475
1,198	[2,3]	Caminus Corp.	2,995
2,128	[2]	Carreker-Antinori, Inc.	13,958
600	[2]	Catapult Communications Corp.	7,764
4,367	[2]	Centillium Communications, Inc.	13,276
3,532	[2]	Checkpoint Systems, Inc.	35,673
		Common Stocks--continued[1]
		Information Technology--continued
5,000	[2]	ChipPAC, Inc.	$13,255
3,907	[2]	Chordiant Software, Inc.	5,587
6,180	[2]	Ciber, Inc.	33,248
8,000	[2]	Cirrus Logic, Inc.	26,400
3,833	[2,3]	Clarent Corp.	115
900	[2,3]	ClearOne Communications, Inc.	2,835
4,100	[2]	Cognex Corp.	77,736
875	[2,3]	Cognizant Technology Solutions Corp.	57,899
3,144	[2]	Coherent, Inc.	55,554
2,221		Cohu, Inc.	35,047
5,700	[2]	CommScope, Inc.	44,745
2,700	[2]	Computer Horizons Corp.	8,637
3,283	[2,3]	Computer Network Technology, Corp.	20,026
1,900	[2]	Concord Communications, Inc.	13,889
6,842	[2]	Concurrent Computer Corp.	12,726
1,008	[2]	CoorsTek, Inc.	15,019
3,567	[2]	Covansys Corp.	11,985
6,100	[2]	Cray, Inc.	32,208
6,640	[2,3]	Credence Systems Corp.	55,444
8,000	[2,3]	Cree, Inc.	138,000
6,077	[2]	DDi Corp.	1,221
2,918	[2]	DSP Group, Inc.	41,730
1,400	[2]	Daktronics, Inc.	12,950
2,846	[2]	Datastream Systems, Inc.	16,364
3,383	[2,3]	Dendrite International, Inc.	20,873
983	[2]	Digimarc Corp.	12,632
3,490	[2,3]	Digital Insight Corp.	36,366
3,000	[2]	Digital River, Inc.	31,320
867	[2]	Digitas, Inc.	2,393
900	[2]	DocuCorp International, Inc.	7,110
4,318	[2]	Documentum, Inc.	63,086
13,000	[2]	DoubleClick, Inc.	91,000
900	[2,3]	Drexler Technology, Corp.	16,263
1,360	[2]	Dupont Photomasks, Inc.	28,410
1,200	[2]	Dynamics Research Corp.	13,008
6,900	[2]	E.piphany, Inc.	27,600
		Common Stocks--continued[1]
		Information Technology--continued
4,390	[2,3]	EMCORE Corp.	$8,758
1,100	[2,3]	EPIQ Systems, Inc.	18,359
3,484	[2]	ESS Technology, Inc.	18,988
13,700	[2]	EarthLink, Inc.	83,570
2,800	[2,3]	Echelon Corp.	35,420
3,794	[2]	Eclipsys Corp.	18,401
3,039	[2]	Electro Scientific Industries, Inc.	56,769
2,466	[2]	Electroglas, Inc.	3,401
5,900	[2]	Electronics for Imaging, Inc.	107,498
889	[2]	Embarcadero Technologies, Inc.	5,290
5,100	[2,3]	Entegris, Inc.	43,911
5,200	[2]	Entrust Technologies, Inc.	11,752
4,344	[2]	Exar Corp.	54,734
850	[2]	Excel Technology, Inc.	15,691
11,300	[2]	Extreme Networks, Inc.	47,573
2,496	[2,3]	F5 Networks, Inc.	23,437
2,731	[2,3]	FEI Co.	43,833
1,600	[2]	FLIR Systems, Inc.	75,728
3,190	[2,3]	FSI International, Inc.	7,624
2,315	[2]	FactSet Research Systems, Inc.	63,315
3,873	[2,3]	FalconStor Software, Inc.	15,376
1,683	[2]	Fidelity National Information Solutions, Inc.	32,213
3,637	[2]	Filenet Corp.	39,461
14,600	[2,3]	Finisar Corp.	10,950
1,541	[2]	Forrester Research, Inc.	21,266
9,500	[2]	Foundry Networks, Inc.	67,165
4,300	[2]	FreeMarkets, Inc.	30,874
9,021	[2]	Gartner Group, Inc., Class A	72,168
3,700	[2,3]	Genesis Microchip, Inc.	43,364
900	[2]	Global Imaging Systems, Inc.	16,551
13,136	[2]	GlobespanVirata, Inc.	36,518
2,400	[2,3]	Handspring, Inc.	1,728
6,600	[2]	Harmonic Lightwaves, Inc.	11,814
2,851		Helix Technology Corp.	29,166
2,760	[2,3]	Hutchinson Technology, Inc.	57,380
5,200	[2,3]	Hypercom Corp.	11,440
		Common Stocks--continued[1]
		Information Technology--continued
3,892	[2]	Hyperion Solutions Corp.	$105,084
6,200	[2]	I-Many, Inc.	9,238
2,144	[2,3]	IXYS Corp.	12,178
9,264	[2,3]	Identix, Inc.	55,677
3,903	[2]	Imation Corp.	159,711
3,997	[2]	InFocus Corp.	23,422
1,000	[2]	Inet Technologies, Inc.	5,920
1,540	[2]	Infogrames Entertainment, Inc.	2,464
6,300		Informatica Corp.	32,760
900	[2]	Inforte Corp.	6,939
17,100	[2]	Inktomi Corp.	6,669
1,000	[2]	Integral Systems, Inc.	19,970
2,965	[2]	Integrated Silicon Solution, Inc.	8,361
1,980		Inter-Tel, Inc.	53,519
5,945	[2]	Interdigital Communications Corp.	77,285
5,587	[2]	Intergraph Corp.	102,801
14,437	[2]	Interland, Inc.	21,511
1,628	[2]	Intermagnetics General Corp.	31,062
4,200	[2]	Internet Security Systems, Inc.	77,532
8,606	[2,3]	Intertrust Technologies Corp.	26,248
11,600	[2]	Interwoven, Inc.	22,724
6,012	[2]	Iomega Corp.	51,703
2,300	[2]	Itron, Inc.	50,347
2,500	[2]	Ixia	8,900
3,593	[2,3]	JDA Software Group, Inc.	31,439
6,400		Keane, Inc.	52,736
556		Keithley Instruments, Inc.	4,893
2,618	[2]	Keynote Systems, Inc.	20,316
7,600	[2]	Kopin Corp.	28,196
2,177	[2]	Kronos, Inc.	78,133
5,694	[2]	Kulicke & Soffa Industries, Inc.	21,352
1,600		LSI Industries, Inc.	16,400
5,831	[2,3]	LTX Corp.	36,152
9,400	[2]	Lattice Semiconductor Corp.	63,638
1,400	[2]	LeCroy Corp.	14,882
9,616	[2]	Legato Systems, Inc.	35,002
		Common Stocks--continued[1]
		Information Technology--continued
800	[2,3]	LendingTree, Inc.	$9,800
5,000	[2]	Lexar Media, Inc.	19,900
11,800	[2,3]	Liberate Technologies, Inc.	15,576
2,164	[2]	Littelfuse, Inc.	33,847
5,768	[2]	MEMC Electronic Materials	40,376
1,863	[2]	MICROS Systems Corp.	38,676
6,059	[2,3]	MIPS Technologies, Inc.	12,482
10,258	[2]	MPS Group, Inc.	55,291
2,058	[2]	MRO Software, Inc.	14,941
10,590	[2]	MRV Communications, Inc.	11,967
2,800		MSC Software Corp.	15,680
2,300		MTS Systems Corp.	23,506
2,000	[2]	Magma Design Automation, Inc.	17,060
1,000	[2]	ManTech International Corp., Class A	24,750
2,112	[2,3]	Manhattan Associates, Inc.	47,478
6,500	[2,3]	Manugistics Group, Inc.	18,850
2,605	[2]	Mapinfo Corp.	15,734
5,118	[2]	MatrixOne, Inc.	13,460
2,471	[2,3]	Mattson Technology, Inc.	4,940
21,900	[2]	Maxtor Corp.	82,344
7,000	[2]	McData Corp., Class A	46,060
7,800	[2]	Mentor Graphics Corp.	74,045
1,500	[2]	Merix Corp.	13,515
5,310	[2]	Metasolv, Inc.	7,009
3,786		Methode Electronics, Inc., Class A	34,793
8,200	[2]	Micromuse, Inc.	18,860
3,204	[3]	Microsemi Corp.	23,806
4,800	[2]	Microtune, Inc.	8,112
2,000	[2,3]	Monolithic System Technology, Inc.	19,040
4,300	[2]	Mykrolis Corp.	24,123
2,900	[2,3]	NYFIX, Inc.	11,136
823	[2,3]	Nanometrics, Inc.	3,201
800	[2,3]	Neoforma, Inc.	8,976
3,294	[2]	Net2Phone, Inc.	9,648
4,300	[2]	NetIQ Corp.	60,673
868	[2]	NetRatings, Inc.	4,687
		Common Stocks--continued[1]
		Information Technology--continued
3,123	[2]	NetScout Systems, Inc.	$14,869
3,219	[2]	Netegrity, Inc.	6,180
3,843	[2]	Netro Corp.	6,303
1,100	[2]	NetScreen Technologies, Inc.	14,487
7,300	[2]	New Focus, Inc.	24,382
4,100	[2]	Newport Corp.	44,940
3,800	[2,3]	Next Level Communications, Inc.	2,508
1,445	[2,3]	Novadigm, Inc.	2,717
40,930	[2]	Novell, Inc.	99,460
2,600	[2]	Nu Horizons Electronics Corp.	14,040
3,418	[2]	Nuance Communications, Inc.	7,520
2,637	[2]	Numerical Technologies, Inc.	10,706
4,500	[2]	ON Semiconductor Corp.	5,805
7,033	[2]	ONYX Software Corp.	13,996
1,900	[2,3]	OPNET Technologies, Inc.	15,295
500	[2,3]	OSI Systems, Inc.	7,995
6,510	[2,3]	Oak Technology, Inc.	10,807
2,200	[2,3]	OmniVision Technologies, Inc.	24,904
19,100	[2]	Openwave Systems, Inc.	20,819
17,200	[2]	Oplink Communications, Inc.	12,212
2,000	[2]	Optical Communication Products, Inc.	1,680
1,300	[2]	Overland Storage, Inc.	16,653
5,544	[2,3]	Overture Services, Inc.	152,626
2,481	[2,3]	PC-Tel, Inc.	16,871
1,865	[2,3]	PLATO Learning, Inc.	12,850
2,058	[2]	PLX Technology, Inc.	7,059
2,661	[2]	Packeteer, Inc.	14,103
3,540	[2,3]	Palm, Inc.	42,303
28,700	[2]	Parametric Technology Corp.	66,297
1,892		Park Electrochemical Corp.	34,151
880	[2,3]	Pec Solutions, Inc.	30,492
700	[2,3]	Pegasystems, Inc.	4,130
2,184	[2]	Pericom Semiconductor Corp.	18,780
3,078	[2]	Phoenix Technology, Ltd.	17,114
2,099	[2,3]	Photon Dynamics, Inc.	45,045
3,024	[2]	Photronics, Inc.	36,711
		Common Stocks--continued[1]
		Information Technology--continued
6,414	[2]	Pinnacle Systems, Inc.	$76,262
3,279		Pioneer Standard Electronics, Inc.	22,953
3,641	[2]	Pixelworks, Inc.	20,754
1,500	[2,3]	Planar Systems, Inc.	27,585
4,174	[2]	Plantronics, Inc.	62,527
4,558	[2,3]	Plexus Corp.	48,907
13,500	[2]	Portal Software, Inc.	8,100
2,792	[2,3]	Power Integrations, Inc.	49,251
8,200	[2]	Powerwave Technologies, Inc.	37,802
1,700	[2]	PracticeWorks, Inc.	8,942
3,542	[2,3]	Presstek, Inc.	17,462
2,016	[2]	ProQuest Co.	39,050
5,200	[2]	Procurenet, Inc.	0
3,414	[2]	Progress Software Corp.	42,607
13,977	[2]	Proxim Corp., Class A	11,880
2,316	[2]	QRS Corp.	11,534
14,300	[2]	Quantum Corp.	42,328
4,100	[2,3]	Quest Software, Inc.	44,772
4,971	[2]	REMEC, Inc.	16,007
5,000	[2]	RSA Security, Inc.	22,350
1,849	[2]	RadiSys Corp.	12,370
1,852	[2]	Radiant Systems, Inc.	20,039
4,062	[2]	Rainbow Technologies, Inc.	24,778
5,200	[2]	Raindance Communications, Inc.	14,924
9,200	[2,3]	Rambus, Inc.	51,336
13,300	[2]	Read-Rite Corp.	9,177
12,500	[2,3]	Red Hat, Inc.	56,125
3,268	[2]	Register.Com, Inc.	12,353
1,479	[2,3]	Renaissance Learning, Inc.	28,811
1,156	[2,3]	Research Frontiers, Inc.	11,525
5,800	[2]	Retek, Inc.	18,966
700		Richardson Electronics, Ltd.	5,082
13,300	[2,3]	Riverstone Networks, Inc.	14,763
1,716	[2]	Rogers Corp.	42,866
3,177	[3]	Roper Industries, Inc.	122,632
2,300	[2]	Roxio, Inc.	7,040
		Common Stocks--continued[1]
		Information Technology--continued
1,278	[2]	Rudolph Technologies, Inc.	$21,828
7,800	[2]	S1 Corp.	34,546
1,596	[2]	SBS Technologies, Inc.	13,247
2,427	[2,3]	SCM Microsystems, Inc.	14,198
1,858	[2]	SERENA Software, Inc.	29,654
1,316	[2]	SPSS, Inc.	13,976
500	[2,3]	SRA International, Inc.	12,150
900	[2,3]	SS&C Technologies, Inc.	10,151
13,100	[2]	Safeguard Scientifics, Inc.	16,113
1,325	[2]	Sanchez Computer Associates, Inc.	4,704
6,600	[2,3]	SanDisk Corp.	130,482
8,900	[2,3]	Sapient Corp.	13,795
5,700	[3]	ScanSoft, Inc.	26,334
600	[2,3]	ScanSource, Inc.	36,060
2,403	[2]	SeaChange International, Inc.	13,889
3,452	[2]	Secure Computing Corp.	14,257
6,289	[2]	SeeBeyond Technology Corp.	9,937
1,543	[2]	Semitool, Inc.	9,875
22,294	[2]	Silicon Graphics, Inc.	18,281
6,406	[2,3]	Silicon Image, Inc.	28,699
2,900	[2,3]	Silicon Laboratories, Inc.	61,741
8,500	[2]	Silicon Storage Technology	37,910
600	[2]	Siliconix, Inc.	13,380
1,900	[2]	SimpleTech, Inc.	6,270
3,084	[2]	Sipex Corp.	5,058
14,800	[2]	Skyworks Solutions, Inc.	105,080
3,774	[2,3]	Somera Communications, Inc.	7,548
5,564	[2]	Sonicwall, Inc.	15,468
21,800	[2]	Sonus Networks, Inc.	7,630
1,827	[2]	SpectraLink Corp.	14,799
1,400	[2,3]	Spectrian Corp.	4,606
4,400	[2]	Speechworks International, Inc.	9,020
3,800	[2]	SpeedFam-IPEC, Inc.	21,846
1,622	[2]	Standard Microsystems Corp.	31,094
1,180	[2]	StarTek, Inc.	28,473
4,040	[2]	Starmedia Network, Inc.	2
		Common Stocks--continued[1]
		Information Technology--continued
7,300	[2]	StorageNetworks, Inc.	$6,862
9,100	[2]	Stratex Networks, Inc.	20,930
821	[2]	Stratos Lightwave, Inc.	4,515
1,231	[2]	Supertex, Inc.	16,383
17,500	[2]	Sycamore Networks, Inc.	43,750
2,600	[2]	Sykes Enterprises, Inc.	8,632
1,200		Synaptics, Inc.	7,333
1,800	[2]	Synplicity, Inc.	6,408
565	[2]	Syntel, Inc.	10,373
3,394	[2]	Systems & Computer Technology Corp.	31,971
4,333	[2,3]	THQ, Inc.	62,655
1,200	[2]	TTM Technologies	2,196
4,179	[2]	Take-Two Interactive Software, Inc.	107,735
1,380	[3]	Talx Corp.	18,492
4,338		Technitrol, Inc.	63,465
5,100	[2,3]	Tekelec	44,166
3,352	[2]	Teledyne Technologies, Inc.	48,436
7,100	[2]	Terayon Communication Systems, Inc.	14,200
2,938	[2]	Therma-Wave, Inc.	1,763
2,313	[2]	Three-Five Systems, Inc.	13,184
8,800	[2]	TIBCO Software, Inc.	43,912
1,600	[2]	Tier Technologies, Inc., Class B	30,480
1,402	[2]	Tollgrade Communications, Inc.	14,819
3,441	[2]	Transaction Systems Architects, Inc., Class A	25,670
13,100	[2]	Transmeta Corp.	11,921
3,335	[2]	TriZetto Group, Inc.	20,307
1,200	[2]	Trikon Technologies, Inc.	5,796
2,788	[2,3]	Trimble Navigation Ltd.	36,520
1,300	[2]	Tripos, Inc.	12,285
14,412	[2]	Triquint Semiconductor, Inc.	72,781
5,100	[2]	Turnstone Systems, Inc.	13,158
3,300	[2]	Tyler Technologies, Inc.	13,200
1,287	[2]	Ulticom, Inc.	7,375
2,443	[2]	Ultratech Stepper, Inc.	21,498
2,300	[2,3]	United Online, Inc.	27,508
1,790	[2,3]	Universal Display Corp.	16,128
		Common Stocks--continued[1]
		Information Technology--continued
7,300	[2]	ValueClick, Inc.	$18,907
3,346	[2]	Varian Semiconductor Equipment Associates, Inc.	79,702
3,260	[2]	Varian, Inc.	95,877
3,700	[2]	Vastera, Inc.	16,021
2,741	[2,3]	Veeco Instruments, Inc.	32,837
500	[2]	Verint Systems, Inc.	5,575
2,402	[2]	Verity, Inc.	21,666
2,074	[2,3]	ViaSat, Inc.	16,764
5,780	[2]	Viewpoint Corp.	17,918
1,200	[2,3]	Virage Logic Corp.	13,547
22,100	[2]	Vitesse Semiconductor Corp.	38,896
9,600	[2]	Vitria Technology, Inc.	7,296
4,151	[2]	Watchguard Technologies, Inc.	17,845
1,780		Watts Industries, Inc., Class A	29,317
2,500	[2,3]	WebEx Communications, Inc.	39,200
2,588	[2]	Websense, Inc.	52,252
21,065	[2]	Western Digital Corp.	130,392
2,100	[2]	White Electronic Designs Corp.	20,874
7,500	[2]	Wind River Systems, Inc.	27,150
1,600	[2]	Witness Systems, Inc.	4,208
1,080		Woodhead Industries, Inc.	11,124
1,806		X-Rite, Inc.	14,304
3,500	[2]	Xicor, Inc.	10,325
4,785	[2,3]	Zomax Optical Media, Inc.	19,618
2,958	[2,3]	Zoran Corp.	44,340
1,821	[2]	Zygo Corp.	8,065
2,500	[2,3]	eUniverse, Inc.	8,800
700	[2,3]	j2 Global Communications, Inc.	19,201
4,900	[2,3]	webMethods, Inc.	35,427

		TOTAL	11,041,739

		Materials--5.0%
400		AEP Industries, Inc.	6,196
2,066		AMCOL International Corp.	11,363
6,321	[2]	Airgas, Inc.	96,458
400		Ameron, Inc.	19,660
2,193		Arch Chemicals, Inc.	40,987
		Common Stocks--continued[1]
		Materials--continued
5,000		Arch Coal, Inc.	$86,800
100	[2]	BWAY Corp.	1,920
2,855	[2]	Brush Engineered Materials, Inc.	15,417
2,690	[2]	Buckeye Technologies, Inc.	16,786
5,051		Calgon Carbon Corp.	21,164
2,465		Cambrex Corp.	68,626
2,853		Caraustar Industries, Inc.	25,791
2,157		Carpenter Technology Corp.	23,188
700		Castle (A.M.) & Co.	4,389
698		Centex Construction Products, Inc.	23,837
2,070		Century Aluminium Co.	13,144
1,515		ChemFirst, Inc.	43,132
1,529		Chesapeake Corp.	23,394
1,020	[2]	Cleveland Cliffs, Inc.	20,604
2,606		Commercial Metals Corp.	42,452
12,454		Crompton Corp.	82,570
17,600	[2,3]	Crown Cork & Seal Co., Inc.	112,640
4,333	[2]	Cytec Industries, Inc.	104,902
1,092		Deltic Timber Corp.	28,807
4,693	[2]	Earthshell Corp.	3,473
3,300	[2]	FMC Corp.	100,947
3,601		Ferro Corp.	88,116
2,196		Florida Rock Industries, Inc.	76,970
3,136		Fuller (H.B.) Co.	89,282
3,083		Georgia Gulf Corp.	67,055
1,379		Gibraltar Steel Corp.	28,242
1,057		Glatfelter (P.H.) Co.	12,747
6,900	[2,3]	Grace (W.R.) & Co.	12,006
6,218	[2]	GrafTech International Ltd.	24,375
2,600	[2]	Graphic Packaging International Corp.	19,370
4,100		Great Lakes Chemical Corp.	99,712
1,384		Greif Brothers Corp., Class A	35,140
10,900	[2,3]	Hecla Mining Co.	39,458
500	[2]	IMCO Recycling, Inc.	2,775
1,303		International Specialty Products, Inc.	12,053
1,200	[2]	Jarden Corp.	28,716
		Common Stocks--continued[1]
		Materials--continued
5,620		Longview Fibre Co.	$38,216
11,516	[2]	Louisiana-Pacific Corp.	77,618
2,872		MacDermid, Inc.	57,670
6,900		Massey Energy Co.	52,785
1,200	[2]	Material Sciences Corp.	13,152
6,916		Millennium Chemicals, Inc.	64,111
2,263	[3]	Minerals Technologies, Inc.	99,368
2,027		Myers Industries, Inc.	24,932
922		NL Industries, Inc.	14,798
1,200		NN, Inc.	11,616
300	[2]	Northwest Pipe Co.	4,770
1,100	[2]	Octel Corp.	19,547
5,623	[3]	Olin Corp.	91,430
4,368	[2]	Omnova Solutions, Inc.	17,428
2,700	[2]	Oregon Steel Mills, Inc.	11,259
700		Penford Corp.	10,206
861		Penn Virginia Corp.	27,638
8,642		Polyone Corp.	69,136
1,688		Pope & Talbot, Inc.	19,885
3,127	[3]	Potlatch Corp.	81,740
800		Quaker Chemical Corp.	17,160
1,658		Quanex Corp.	58,925
2,277	[2]	RTI International Metals	23,567
1,100		Roanoke Electric Corp.	11,011
1,204		Rock-Tenn Co.	17,037
1,800	[3]	Royal Gold, Inc.	31,860
2,467		Ryerson Tull, Inc.	17,269
100		Schnitzer Steel Industries, Inc., Class A	1,829
3,259		Schulman (A.), Inc.	57,032
1,100	[2]	Silgan Holdings, Inc.	20,372
11,500	[3]	Solutia, Inc.	51,175
2,207		Southern Peru Copper Corp.	30,854
1,647		Spartech Corp.	30,058
4,056	[2]	Steel Dynamics, Inc.	52,850
630		Stepan, Co.	17,331
4,766	[2]	Stillwater Mining Co.	38,080
		Common Stocks--continued[1]
		Materials--continued
2,501	[2]	Symyx Technologies, Inc.	$28,787
4,000	[2]	Terra Industries, Inc.	7,920
2,606		Texas Industries, Inc.	63,195
100		Tremont Corp.	3,430
1,800	[2]	U.S. Concrete, Inc.	8,568
8,883		USEC, Inc.	59,516
2,300		Valhi, Inc.	23,851
3,995		Wausau-Mosinee Paper Corp.	38,152
7,937		Worthington Industries, Inc.	149,533

		TOTAL	3,341,331

		Telecommunication Services--1.1%
2,400	[2,3]	AT Road, Inc.	11,976
4,200	[2,3]	Aether Systems, Inc.	9,576
3,072	[2,3]	AirGate PCS, Inc.	1,659
9,193	[2]	Alamosa PCS Holdings, Inc.	3,218
966	[2]	Alaska Communications Systems Holdings, Inc.	1,835
17,800	[2,3]	American Tower Corp., Class A	25,098
1,400	[2]	Boston Communications Group, Inc.	18,088
21,100	[2,3]	Broadwing, Inc.	48,108
2,440		CT Communications, Inc.	34,770
827	[2]	Centennial Cellular Corp., Class A	2,109
1,202	[3]	Commonwealth Telephone Enterprises, Inc.	44,378
22,500	[2,3]	Crown Castle International Corp.	78,750
5,700	[2]	Dobson Communications Corp., Class A	1,539
1,500	[2]	EMS Technologies, Inc.	21,015
251	[2]	Focal Communications Corp., Warrants	0
4,576	[2]	General Communications, Inc., Class A	21,233
1,357	[2]	Golden Telecom, Inc.	20,070
1,514		Hickory Tech Corp.	14,928
3,385	[2,3]	ITXC Corp.	8,022
6,100	[2]	Infonet Services Corp., Class B	11,956
1,700	[2]	Intrado, Inc.	16,439
2,000	[2]	Metro One Telecommunications	8,978
7,400	[2,3]	Nextel Partners, Inc., Class A	52,629
1,629		North Pittsburgh Systems, Inc.	21,340
5,200	[2]	PTEK Holdings, Inc.	19,100
		Common Stocks--continued[1]
		Telecommunication Services--continued
5,334	[2]	Price Communications Corp.	$71,156
6,800	[2]	RCN Corp.	5,576
300		Shenandoah Telecommunications, Co.	14,970
1,500	[3]	SureWest Communications	45,600
2,766	[2]	TALK America Holdings, Inc.	21,934
5,000	[2,3]	Time Warner Telecom, Inc.	4,450
12,500	[2]	Touch America Holdings, Inc.	5,500
2,400	[2]	Triton PCS Holdings, Inc., Class A	5,880
10,500	[2]	US Unwired, Inc., Class A	4,620
10,200	[2]	UbiquiTel, Inc.	4,692
6,400	[2,3]	Western Wireless Corp., Class A	22,080
3,600	[2]	Wireless Facilities, Inc.	16,200

		TOTAL	719,472

		Utilities--4.0%
6,168		AGL Resources, Inc.	144,948
1,679		American States Water Co.	44,997
4,509		Atmos Energy Corp.	99,198
5,185		Avista Corp.	53,406
2,900		Black Hills Corp.	76,415
1,804		CH Energy Group, Inc.	89,929
1,627		California Water Service Group	40,447
1,252		Cascade Natural Gas Corp.	24,151
1,200		Central VT Public Service Corp.	21,504
4,480		Cleco Corp.	62,496
850		Connecticut Water Service, Inc.	21,250
7,800		DQE, Inc.	124,332
5,115		El Paso Electric Co.	55,907
2,461		Empire Distribution Electric Co.	41,739
3,768		Energen Corp.	105,127
2,097		Laclede Group, Inc.	49,489
1,642		MGE Energy, Inc.	44,252
850		Middlesex Water Co.	18,785
1,735	[3]	NUI Corp.	21,583
3,021		New Jersey Resources Corp.	95,403
2,796		Northwest Natural Gas Co.	83,824
3,000	[3]	Northwestern Corp.	25,500
Shares or Principal Amount			Value
		Common Stocks--continued[1]
		Utilities--continued
6,558		ONEOK, Inc.	$124,209
2,671		Otter Tail Power Co.	74,948
4,023		PNM Resources, Inc.	88,707
3,356	[3]	Piedmont Natural Gas, Inc.	120,011
194		SJW Corp.	15,472
2,007	[3]	Semco Energy, Inc.	13,848
11,266	[3]	Sierra Pacific Resources	67,371
1,382		South Jersey Industries, Inc.	44,127
4,452		Southern Union Co.	54,938
3,578	[3]	Southwest Gas Corp.	80,433
1,000		Southwest Water Co.	14,670
2,783	[2]	Southwestern Energy Co.	31,281
3,288	[3]	UGI Corp.	127,542
1,765		UIL Holdings Corp.	53,303
3,206		UniSource Energy Corp.	53,091
300		Unitil Corp.	7,995
5,325		WGL Holdings, Inc.	123,167
3,822	[3]	WPS Resources Corp.	147,873
6,200		Westar Energy, Inc.	67,270

		TOTAL	2,654,938

		TOTAL COMMON STOCK (identified cost $65,222,684)	65,125,995

		PREFERRED STOCKS--0.0%
		Health Care--0.0%
76		Genesis Health Ventures, Inc., Pfd. (identified cost $28,732)	0
		CORPORATE BONDS--0.0%
		Information Technology--0.0%
1,188		MicroStrategy, Inc., Unsecd. Note, Series A, 7.50%, 6/24/2007 (identified cost $0)	294
Principal Amount or Shares			Value
		SHORT-TERM U.S. GOVERNMENT OBLIGATION--0.2%[4]
$150,000		U.S. Treasury Bill, 1/16/2003 (identified cost $149,487)	$149,487
		MUTUAL FUND--1.4%
928,820		Prime Value Obligations Fund, Class IS (at net asset value)	928,820

		TOTAL INVESTMENTS (identified cost $66,329,723)[5]	$66,204,596

1 The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the index and minimizing trading costs. The total market value of open index futures contracts is $1,120,800 at October 31, 2002, which represents 1.7% of net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the index is 99.2%.

2 Non-income producing security.

3 Certain shares are temporarily on loan to unaffiliated broker/dealers.

4 Represents a security held as collateral which is used to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

5 The cost of investments for federal tax purposes amounts to $78,292,704. The net unrealized depreciation of investments on a federal tax basis amounts to $12,088,108 which is comprised of $12,295,393 appreciation and $24,383,501 depreciation at October 31, 2002.

Note: The categories of investments are shown as a percentage of net assets ($66,797,417) at October 31, 2002.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
REIT	--Real Estate Investment Trust

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2002

Assets:
Total investments in securities, at value (identified cost $66,329,723)		$66,204,596
Cash		487,545
Short-term investments held as collateral for securities lending		6,378,864
Income receivable		47,063
Receivable for investments sold		5,239
Receivable for shares sold		214,817

TOTAL ASSETS		73,338,124

Liabilities:
Payable for shares redeemed	$123,007
Payable on collateral due to broker	6,378,864
Payable for daily variation margin	5,700
Accrued expenses	33,136

TOTAL LIABILITIES		6,540,707

Net assets for 7,471,293 shares outstanding		$66,797,417

Net Assets Consist of:
Paid in capital		$89,071,435
Net unrealized depreciation of investments and futures contracts		(137,930)
Accumulated net realized loss on investments and futures contracts		(22,169,314)
Undistributed net investment income		33,226

TOTAL NET ASSETS		$66,797,417

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value, offering price and redemption proceeds per share ($61,495,253 ÷ 6,871,957 shares outstanding)		$8.95

Class C Shares:
Net asset value and offering price per share ($5,302,164 ÷ 599,336 shares outstanding)		$8.85

Redemption proceeds per share (99.00/100 of $8.85)[1]		$8.76

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2002

Investment Income:
Dividends (net of foreign taxes withheld of $878)			$1,253,547
Interest (including income on securities loaned of $97,381)			187,267

TOTAL INCOME			1,440,814

Expenses:
Management fee		$513,565
Custodian fees		104,443
Transfer and dividend disbursing agent fees and expenses		82,407
Directors'/Trustees' fees		3,580
Auditing fees		12,353
Legal fees		4,128
Portfolio accounting fees		107,525
Distribution services fee--Class C Shares		44,251
Shareholder services fee--Institutional Shares		242,032
Shareholder services fee--Class C Shares		14,750
Share registration costs		34,900
Printing and postage		64,008
Insurance premiums		2,127
Miscellaneous		1,519

TOTAL EXPENSES		1,231,588

Waivers and Reimbursement:
Waiver of management fee	$(89,669)
Waiver of shareholder services fee--Institutional Shares	(125,857)
Reimbursement of management fee	(402)

TOTAL WAIVERS AND REIMBURSEMENT		(215,928)

Net expenses			1,015,660

Net investment income			425,154

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments			(15,532,541)
Net realized gain on futures contracts			618,781
Net change in unrealized depreciation of investments and futures contracts			1,675,269

Net realized and unrealized loss on investments and futures contracts			(13,238,491)

Change in net assets resulting from operations			$(12,813,337)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2002	2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$425,154	$450,377
Net realized loss on investments and futures contracts	(14,913,760)	(6,238,860)
Net change in unrealized appreciation (depreciation) of investments and futures contracts	1,675,269	(7,834,066)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(12,813,337)	(13,622,549)

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(421,312)	(589,552)
Distributions from net realized gain on investments and future contracts
Institutional Shares	--	(13,279,506)
Class C Shares	--	(825,830)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(421,312)	(14,694,888)

Share Transactions:
Proceeds from sale of shares	92,151,376	97,045,987
Net asset value of shares issued to shareholders in payment of distributions declared	348,540	10,934,214
Cost of shares redeemed	(100,236,188)	(99,460,245)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(7,736,272)	8,519,956

Change in net assets	(20,970,921)	(19,797,481)

Net Assets:
Beginning of period	87,768,338	107,565,819

End of period (including undistributed net investment income of $33,226 and $29,655, respectively)	$66,797,417	$87,768,338

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2002

ORGANIZATION

Federated Index Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated Mini-Cap Index Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Class C Shares. The investment objective of the Fund is to provide investment results that generally correspond to the aggregate price and dividend performance of approximately 2,000 publicly traded common stocks that are ranked in terms of capitalization below the top 1,000 stocks that comprise the large and mid-range capitalization sector of the United States equity market. This group of stocks is known as the Russell 2000® Index.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's manager to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized for financial reporting purposes as required. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended, (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. These differences are primarily due to differing tax treatment for wash sales adjustments. The following reclassifications have been made to the financial statements:

Increase (Decrease)
Paid in Capital	Accumalated Net Realized Gain (loss)	Undistributed Net Investment Income
$(238,191)	$238,462	$(271)

Net investment income, net realized gain (loss), and net assets were not affected by this reclassifcation.

As of October 31, 2002, the tax composition of dividends was as follows:

Ordinary Income	$421,313
Long-term capital gains	--

As of October 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$33,226
Undistributed long-term capital gains	--
Unrealized depreciation	(12,088,108)

At year end, there were no significant differences between GAAP basis and tax basis of components of the net assets, other than differences in the net unrealized appreciation (depreciation) in the value of investments attributable to the tax treatment of wash sale deferrals.

At October 31, 2002, the Fund, for federal tax purposes, had a capital loss carryforward of $10,219,136, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$1,591,631
2010	8,627,505

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the year ended October 31, 2002, the Fund had realized gain on future contracts of $618,781. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At October 31, 2002, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Receive	Position	Unrealized Depreciation
December 2002	6 Russell 2000 Index Futures	Long	$(12,803)

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned must be in cash or goverment securities. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the custodian securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of October 31, 2002, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$6,132,247	$6,378,864

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

Year Ended October 31	2002		2001
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	8,039,749	$89,498,691	8,064,689	$91,646,981
Shares issued to shareholders in payment of distributions declared	32,037	348,540	903,185	10,140,515
Shares redeemed	(9,238,628)	(98,304,575)	(8,171,365)	(94,124,307)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,166,842)	$(8,457,344)	796,509	$7,663,189

Year Ended October 31	2002		2001
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	243,443	$2,652,685	475,017	$5,399,006
Shares issued to shareholders in payment of distributions declared	--	--	71,120	793,699
Shares redeemed	(172,345)	(1,931,613)	(466,202)	(5,335,938)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	71,098	$721,072	79,935	$856,767

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,095,744)	$(7,736,272)	876,444	$8,519,956

MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

Federated Investment Management Company, the Fund's manager (the "Manager"), receives for its services an annual investment management fee equal to 0.50% of the Fund's average daily net assets. The Manager may voluntarily choose to waive any portion of its fee. The Manager can modify or terminate this voluntary waiver at any time at its sole discretion. Under the terms of a sub-management agreement between the Manager and Deutsche Asset Management, Inc. (the "Sub-Manager"), the Sub-Manager receives an annual fee from the Manager equal to 0.065% of the Fund's average daily net assets.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund, which is managed by the Manager. The Manager has agreed to reimburse certain investment adviser fees as a result of these transactions.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class C Shares. The Plan provides that the Fund may incur distribution expenses up to 0.75% of the average daily net assets of Class C Shares annually, to compensate FSC.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company ("FServ"), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term securities (and in-kind contributions), for the year ended October 31, 2002, were as follows:

Purchases	$72,095,335
Sales	$71,352,616

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

For the year ended October 31, 2002, the Fund did not designate any long-term capital gain dividends.

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES OF FEDERATED INDEX TRUST AND SHAREHOLDERS OF FEDERATED MINI-CAP INDEX FUND:

We have audited the accompanying statement of assets and liabilitities, including the portfolios of investments of the Federated Mini-Cap Index Fund (one of the portfolios constituting the Federated Index Trust) as of October 31, 2002, and the related statement of assets and liabilities, statement of operations and statement of changes in net assets for the year then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Mini-Cap Index Fund of the Federated Index Trust at October 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Boston, Massachusetts
December 11, 2002

Board of Trustees and Trust Officers

The following table gives information about each Board member and the senior officers of the Fund. The tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of 139 investment company portfolios. Unless otherwise noted, each Board member: oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--five portfolios; CCMI Funds--two portfolios; Regions Funds--eight portfolios; Riggs Funds--nine portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: January 1990	Principal Occupations: Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 1990	Principal Occupations: President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: January 1990	Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: October 1995	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, Member of Executive Committee, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3201 Tamiami Trail North Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998	Principal Occupations: Director or Trustee of the Federated Fund Complex; Partner, Andersen Worldwide SC (prior to 9/1/97).

Other Directorships Held: Director, Michael Baker Corporation (engineering and energy services worldwide).

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: January 1990	Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Other Directorships Held: Director, Walsh & Kelly, Inc. (heavy highway contractor).

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Address Positions Held with Trust	Principal Occupation(s) and Previous Positions
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT

Principal Occupations: President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER	Principal Occupations: Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT

Principal Occupations: President or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Stephen F. Auth Birth Date: November 28, 1942 CHIEF INVESTMENT OFFICER

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.

Previous Positions: Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

A Statement of Additional Information (SAI) dated December 31, 2002, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

[Logo of Federated]

Federated Mini-Cap Index Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Investment Company Act File No. 811-6061

Federated is a registered mark of Federated Investors, Inc.
2002 © Federated Investors, Inc.

Cusip 31420E304

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2602305A (12/02)

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Federated Mini-Cap Index Fund

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A Portfolio of Federated Index Trust

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Statement of Additional Information

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December 31, 2002

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INSTITUTIONAL SHARES
CLASS C SHARES

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This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Institutional Shares and Class C Shares for Federated Mini-Cap Index Fund (Fund), dated December 31, 2002.

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Obtain the prospectuses and the Annual Report's Management's Discussion of Fund Performance without charge by calling 1-800-341-7400.

[Logo of Federated]

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Federated Mini-Cap Index Fund
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Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

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2062305B (12/02)

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Federated is a registered mark
of Federated Investors, Inc.
2002 ©Federated Investors, Inc.

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CONTENTS
How is the Fund Organized?	1
Securities in Which the Fund Invests	1
What do Shares Cost?	5
How is the Fund Sold?	5
Exchanging Securities for Shares	6
Subaccounting Services	6
Redemption in Kind	6
Massachusetts Partnership Law	7
Account and Share Information	7
Tax Information	7
Who Manages and Provides Services to the Fund?	8
How Does the Fund Measure Performance?	12
Who is Federated Investors, Inc.?	14
Frank Russell Company	15
Addresses	16

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How is the Fund Organized?

The Fund is a diversified portfolio of Federated Index Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on January 30, 1990. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund changed its name from Federated Mini-Cap Fund to Federated Mini-Cap Index Fund on July 16, 2001.

The Board of Trustees (the Board) has established two classes of shares of the Fund, known as Institutional Shares and Class C Shares (Shares). This SAI relates to both classes of Shares. The Fund's investment adviser is Federated Investment Management Company (Manager).

Securities in Which the Fund Invests

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

Equity Securities

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund may invest.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

Preferred Stocks

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Fund may treat such redeemable preferred stock as a fixed income security.

Interests in Other Limited Liability Companies

Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.

Real Estate Investment Trusts (REITs)

REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

Warrants

Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

Fixed Income Securities

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund may invest.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.

Derivative Contracts

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts in an amount not to exceed 20% of its total net assets.

Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts. The Fund may buy and sell stock index futures as a substitute for direct investments in the Russell 2000® Index ("Index") in order to help fully replicate the performance of the Index.

Options

Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

The Fund may:

  Buy call options on the Index, stock index futures contracts, and portfolio securities (in anticipation of an increase in the value of the underlying asset);
  Buy put options on the Index (in anticipation of a decrease in the value of the underlying asset); or
  Buy or write options to close out existing option positions.

The Fund may also write call options on portfolio securities to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

Depositary Receipts

Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are not traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. In addition, ADRs are traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

SPECIAL TRANSACTIONS

Repurchase Agreements

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Manager.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Manager or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Delayed Delivery Transactions

Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Securities Lending

The Fund may lend portfolio securities to borrowers that the Manager deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate risks and credit risks.

Asset Coverage

In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

Inter-Fund Borrowing and Lending Arrangements

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The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated Investors, Inc. (Federated) administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

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INVESTMENT RISKS

There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Interest Rate Risks

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Call Risks

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Risks Associated with Non-Investment Grade Securities

Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

Risks of Investing in American Depositary Receipts

Because the Fund may invest in ADRs issued by foreign companies, the Fund's share price may be more affected by foreign economic and political conditions, taxation policies, and accounting and auditing standards, than would otherwise be the case.

FUNDAMENTAL INVESTMENT OBJECTIVE

The Fund's fundamental investment objective is to provide investment results that correspond to the aggregate price and dividend performance of the approximately 2,000 publicly traded common stocks that are ranked in terms of capitalization below the top 1,000 stocks that comprise the large and mid-range capitalization sector of the United States equity market. The investment objective may not be changed by the Fund's Board without shareholder approval.

INVESTMENT LIMITATIONS

Diversification

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Borrowing Money and Issuing Senior Securities

The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (1940 Act).

Investing in Real Estate

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Commodities

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

Underwriting

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Lending

The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Concentration

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The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments are not deemed to constitute an industry.

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The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Pledging Assets

The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

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Investing in Restricted Securities

The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities to 15% of its net assets.

Investing in Illiquid Securities

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The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.

Purchases on Margin

The Fund will not purchase securities on margin provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Investing in Other Investment Companies

The Fund may invest its assets in securities of other investment companies, including securities of affiliated investment companies, as an efficient means of carrying out its investment policies and managing its uninvested cash.

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In applying the Fund's concentration restriction: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, wi ll be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute "concentration."

As a matter of non-fundamental operating policy, for purposes of the commodities policy, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

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DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

  for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
  in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and
  for all other securities at fair value as determined in good faith by the Board.

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Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

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What do Shares Cost?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE (CLASS C SHARES)

These reductions or eliminations are offered because: no sales commissions have been advanced to the investment professional selling Shares; the shareholder has already paid a Contingent Deferred Sales Charge (CDSC); or nominal sales efforts are associated with the original purchase of Shares.

Upon notification to the Distributor or the Fund's transfer agent, no CDSC will be imposed on redemptions:

  following the death or post-purchase disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;
  representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70-1/2;
  of Shares that represent a reinvestment within 120 days of a previous redemption;

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  of Shares held by the Trustees, employees, and sales representatives of the Fund, the Adviser, the Distributor and their affiliates; employees of any investment professional that sells Shares according to a sales agreement with the Distributor; and the immediate family members of the above persons;
  of Shares originally purchased through a bank trust department, a registered investment adviser or retirement plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through these entities;

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  which are involuntary redemptions processed by the Fund because the accounts do not meet the minimum balance requirements.

How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

RULE 12B-1 PLAN (CLASS C SHARES)

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

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For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

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SHAREHOLDER SERVICES

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The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated, for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

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SUPPLEMENTAL PAYMENTS

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Investment professionals (such as broker/dealers or banks) may be paid fees, in significant amounts, out of the assets of the Distributor and/or Federated Shareholder Services Company. (These fees do not come out of Fund assets.) The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

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Investment professionals receive such fees for providing distribution-related and/or shareholder services, such as advertising, providing incentives to their sales personnel, sponsoring other activities intended to promote sales, and maintaining shareholder accounts. These payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of sales or marketing support furnished by the investment professional.

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When an investment professional's customer purchases Shares, the investment professional may receive an amount up to 1.00%, of the NAV of C Shares.

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Exchanging Securities for Shares

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

Subaccounting Services

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

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In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Fund will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

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Account and Share Information

VOTING RIGHTS

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Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

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All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

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Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding Shares of all series entitled to vote.

As of December 2, 2002, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class C Shares: Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL, owned approximately 40,751 Shares (6.75%); Edward Jones & Co., Maryland Heights, MO, owned approximately 49,472 Shares (8.20%).

As of December 2, 2002, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Shares: USB FBO, Milwaukee, MN, owned approximately 351,352 Shares (5.08%); Charles Schwab & Co., Inc., San Francisco, CA, owned approximately 514,574 Shares (7.43%); IMS & Co., Englewood, CO, owned approximately 642,341 Shares (9.28%); Paychex Securities Corporation Fairport, NY, owned approximately 646,816 Shares (9.35%).

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Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

Tax Information

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

Who Manages and Provides Services to the Fund?

BOARD OF TRUSTEES

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The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises three portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 139 portfolios). Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--five portfolios; CCMI Funds--two portfolios; Regions Funds--eight portfolios; Riggs Funds-nine portfolios; and WesMark Funds--five portfolios.

As of December 2, 2002, the Fund's Board and Officers as a group owned approximately 77,738 Shares (1.12%) of the Fund's outstanding Shares.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Positions	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Trust and Federated Fund Complex (past calendar year)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: January 1990	Principal Occupations: Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd. Previous Positions: Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.	$0	$0

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 1990	Principal Occupations: President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; President, Chief Executive Officer and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; President, Chief Executive Officer and Director, Federated Global Investment Management Corp.; President and Chief Executive Officer, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

	Previous Position: President, Federated Investment Counseling.	$0	$0

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center. Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America. Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.	$389.57	$117,117.17

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Positions	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Trust and Federated Fund Complex (past calendar year)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: October 1995	Principal Occupation: Director or Trustee of the Federated Fund Complex. Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, Member of Executive Committee, University of Pittsburgh. Previous Position: Senior Partner, Ernst & Young LLP.	$428.53	$128,847.72

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 Tamiami Trail N. Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida. Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.	$428.53	$128,847.66

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Complex; Partner, Andersen Worldwide SC (prior to 9/1/97). Other Directorships Held: Director, Michael Baker Corporation (engineering and energy services worldwide).	$428.53	$126,923.53

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex. Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College. Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.	$389.57	$115,368.16

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant. Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.	$389.57	$117,117.14

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing, communications and technology) (prior to 9/1/00). Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.	$428.53	$128,847.66

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray. Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services). Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.	$460.41	$117,117.14

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: January 1990	Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator. Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.	$389.57	$117,117.17

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc. Other Directorships Held: Director, Walsh & Kelly, Inc. (heavy highway contractor). Previous Position: Vice President, Walsh & Kelly, Inc.	$389.57	$117,117.17

OFFICERS**

Name Birth Date Address Positions Held with Trust	Principal Occupation(s) and Previous Positions
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT	Principal Occupations: President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services; Vice President, Federated Investment Management Company, Federated Investment Counseling, Federated Global Investment Management Corp. and Passport Research, Ltd.; Director and Executive Vice President, Federated Securities Corp.; Director, Federated Services Company; Trustee, Federated Shareholder Services Company.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER	Principal Occupations: Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Previous Positions: Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT	Principal Occupations: President or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFICER	Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.

Previous Positions: Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

John W. Harris Birth Date: June 6, 1954	John W. Harris has been the Fund's Portfolio Manager since January 2003. Mr. Harris initially joined Federated in 1987 as an Investment Analyst. He served as an Investment Analyst and an Assistant Vice President from 1990 through 1992 and as a Senior Investment Analyst and Vice President through May 1993. After leaving the money management field to travel extensively, he rejoined Federated in 1997 as a Senior Investment Analyst and became a Portfolio Manager and an Assistant Vice President of the Fund's Adviser in December 1998. In January 2000, Mr. Harris became a Vice President of the Fund's Adviser. Mr. Harris is a Chartered Financial Analyst. He received his M.B.A. from the University of Pittsburgh.

** Officers do not receive any compensation from the Fund.

Thomas R. Donahue, Chief Financial Officer, Vice President, Treasurer and Assistant Secretary of Federated and an officer of its various advisory and underwriting subsidiaries, has served as a Term Member on the Board of Directors of Duquesne University, Pittsburgh, Pennsylvania, since May 12, 2000. Mr. John E. Murray, Jr., an Independent Trustee of the Fund, served as President of Duquesne from 1988 until his retirement from that position in 2001, and became Chancellor of Duquesne on August 15, 2001. It should be noted that Mr. Donahue abstains on any matter that comes before Duquesne's Board that affects Mr. Murray personally.

COMMITTEES OF THE BOARD

Board Committee	Committee Members	Committee Functions	Meetings Held During Last Fiscal Year
Executive	John F. Donahue John E. Murray, Jr., J.D., S.J.D.	In between meetings of the full Board, the Executive Committee generally may exercise all the powers of the full Board in the management and direction of the business and conduct of the affairs of the Trust in such manner as the Executive Committee shall deem to be in the best interests of the Trust However, the Executive Committee cannot elect or remove Board members, increase or decrease the number of Trustees, elect or remove any Officer, declare dividends, issue shares or recommend to shareholders any action requiring shareholder approval.	Two

Audit	Thomas G. Bigley John T. Conroy, Jr. Nicholas P. Constantakis Charles F. Mansfield, Jr.	The Audit Committee reviews and recommends to the full Board the independent auditors to be selected to audit the Fund's financial statements; meet with the independent auditors periodically to review the results of the audits and report the results to the full Board; evaluate the independence of the auditors, review legal and regulatory matters that may have a material effect on the financial statements, related compliance policies and programs, and the related reports received from regulators; review the Fund's internal audit function; review compliance with the Fund's code of conduct/ethics; review valuation issues; monitor inter-fund lending transactions; review custody services and issues and investigate any matters brought to the Committee's attention that are within the scope of its duties.	Four

BOARD OWNERSHIP OF SHARES IN THE FUND AND IN THE FEDERATED FAMILY OF INVESTMENT COMPANIES AS OF DECEMBER 31, 2001

Interested Board Member Name	Dollar Range of Shares Owned in Fund	Aggregate Dollar Range of Shares Owned in Federated Family of Investment Companies
John F. Donahue	None	Over $100,000
J. Christopher Donahue	Over $100,000	Over $100,000
Lawrence D. Ellis, M.D.	None	Over $100,000

Independent Board Member Name
Thomas G. Bigley	None	Over $100,000
John T. Conroy, Jr.	None	Over $100,000
Nicholas P. Constantakis	$10,001-$50,000	Over $100,000
John F. Cunningham	None	Over $100,000
Peter E. Madden	$50,001-$100,000	Over $100,000
Charles F. Mansfield, Jr.	None	$50,001 - $100,000
John E. Murray, Jr., J.D., S.J.D.	None	Over $100,000
Marjorie P. Smuts	None	Over $100,000
John S. Walsh	None	Over $100,000

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INVESTMENT MANAGER

The Manager is a wholly owned subsidiary of Federated.

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The Manager oversees the Sub-Manager, Deutsche Asset Management, Inc., an indirect wholly owned subsidiary of Deutsche Bank AG, Inc., which conducts investment research and makes investment decisions for the Fund. Subject to the supervision and direction of the Board, the Manager provides to the Fund investment management evaluation services principally by performing initial due diligence on the Sub-Manager for the Fund and thereafter monitoring and evaluating the performance of the Sub-Manager through quantitative and qualitative analyses. In addition, the Manager conducts periodic in-person, telephonic and written consultations with the Sub-Manager. In initially evaluating the Sub-Manager, the Manager considered, among other factors, the Sub-Manager's size, investment capabilities in the area of indexed assets under management, performance history, its ongoing commitment to client service and the stability and quality of the organization (including the Sub-Manager's financial condition), as well as the quality of the individuals that make up its investment team. On an ongoing basis, the Manager is responsible for communicating performance expectations and evaluations to the Sub-Manager; monitoring tracking errors; monitoring and analyzing the use of futures contracts; monitoring the futures holdings of the Fund as a percentage of Fund assets; monitoring market timing in the Fund; monitoring securities lending for the Funds; discussing with the Sub-Manager the portfolio sampling techniques employed by the Sub-Manager; and ultimately recommending to the Board whether the Sub-Management Contract should be renewed, modified or terminated. The Manager provides written reports to the Board regarding the results of its evaluation and monitoring functions. In addition, the Manager is responsible for providing the Fund with administrative services, including, but not limited to, shareholder servicing and certain legal and accounting services. The Manager is also responsible for conducting all operations of the Fund, except those operations contracted to the Sub-Manager, custodian, transfer agent and dividend disbursing agent. The Manager receives an annual fee from the Fund for performing its responsibilities under the Management Contract. The Manager and the Sub-Manager shall not be liable to the Trust, the Fund, or any Fund shareholder for any losses that maybe sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

On September 27, 2002, Northern Trust Investments, Inc. (Northern) announced its intention to acquire the passive asset management business of the Sub-Manager. Upon the acquisition by Northern, the current subadvisory agreement with the Sub-Manager will automatically terminate. The Board has approved an interim agreement with Northern that may go into effect if the Board has not approved a permanent subadvisory agreement prior to the termination of the current subadvisory agreement.

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Other Related Services

Affiliates of the Manager may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Manager, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

BROKERAGE TRANSACTIONS

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When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Manager looks for prompt execution of the order at a favorable price. The Manager will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Manager may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Manager may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Manager may also direct certain portfolio trades to a broker that, in turn, pays a portion of the Fund's operating expenses. The Manager makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Manager. Except as noted below, when the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Manager to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund. Investments for Federated Kaufmann Fund and other accounts managed by that fund's portfolio managers in initial public offerings ("IPO") are made independently from any other accounts, and much of their non-IPO trading may also be conducted independently from other accounts.

Research Services

Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Manager or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Manager or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Manager and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

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CUSTODIAN

Bankers Trust Company, New York, NY is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

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INDEPENDENT AUDITORS

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The independent auditor for the Fund, Ernst & Young LLP, conducts its audits in accordance with auditing standards generally accepted in the United States of America, which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

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FEES PAID BY THE FUND FOR SERVICES

For the Year Ended October 31	2002	2001	2000
Management Fee Earned	$513,565	$447,749	$535,355
Management Deduction	89,669	--	--
Management Fee Reimbursement	402	387	--
Sub-Management Fee	66,763	58,207	69,425
Brokerage Commissions	145,287	51,447	34,798
12b-1 Fee:
Class C Shares	44,251	--	--
Shareholder Services Fee:
Institutional Shares	116,175	--	--
Class C Shares	14,750	--	--

Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.

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How does the Fund Measure Performance?

The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

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Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

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AVERAGE ANNUAL TOTAL RETURNS AND YIELD

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Total returns are given for the one-year, five-year, ten year and Start of Performance periods ended October 31, 2002.

Yield is given for the 30-day period ended October 31, 2002.

Share Class	30-Day Period	1 Year	5 Years	10 Years
Institutional Shares:
Total Return
Before Taxes	N/A	(12.31)%	(3.26)%	5.91%
After Taxes on Distributions	N/A	(12.45)%	(5.35)%	3.81%
After Taxes on Distributions and Sale of Shares	N/A	(7.54)%	(2.73)%	4.35%
Yield	0.58%	N/A	N/A	N/A

Share Class	30-Day Period	1 Year	5 Years	10 Years	Start of Performance on 11/10/1997
Class C:
Total Return
Before Taxes	N/A	(13.93)%	N/A	N/A	(4.16)%
After Taxes on Distributions	N/A	(13.93)%	N/A	N/A	(6.01)%
After Taxes on Distributions and Sale of Shares	N/A	(8.56)%	N/A	N/A	(3.30)%
Yield	0.00%	N/A	N/A	N/A	N/A

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TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

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The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions. Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

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YIELD

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The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

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To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

  references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;
  charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;
  discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and
  information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

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Lipper, Inc.

Lipper, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in NAV over a specified period of time.

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Morningstar, Inc.

Morningstar, Inc. is an independent rating service and publisher of the bi-weekly Mutual Fund Values, which rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Standard & Poor's 400 Industrial Index

The Standard & Poor's 400 Industrial Index consists of common stocks in industry, transportation, and financial and public utility companies. It can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, S&P indexes assume reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S&P figures.

Russell 2000 Small Stock Index

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The Russell 2000 Small Stock Index is a broadly based diversified index consisting of approximately 2,000 small capitalization common stocks that can be used to compare to the total returns of funds whose portfolios are invested primarily in small capitalization common stocks. The Federated Mini-Cap Fund is neither affiliated with, nor promoted, sponsored, or endorsed by the Frank Russell Company. Frank Russell's only relationship to the fund is the licensing of the use of the Index. Frank Russell company is owner of the trademarks and copyrights relating to the Index.

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Wilshire 5000 Equity Indexes

The Wilshire 5000 Equity Indexes consists of nearly 5,000 common equity securities, covering all stocks in the United States for which daily pricing is available, and can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks.

Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

Municipal Funds

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In the municipal sector, as of December 31, 2001, Federated managed 12 bond funds with approximately $2.3 billion in assets and 22 money market funds with approximately $44.8 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

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Equity Funds

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In the equity sector, Federated has more than 31 years' experience. As of December 31, 2001, Federated managed 40 equity funds totaling approximately $20.7 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

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Corporate Bond Funds

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In the corporate bond sector, as of December 31, 2001, Federated managed 11 money market funds and 30 bond funds with assets approximating $62.3 billion and $5.4 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 29 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

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Government Funds

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In the government sector, as of December 31, 2001, Federated managed 6 mortgage backed, 5 multi-sector government funds, 3 government/agency and 19 government money market mutual funds, with assets approximating $3.6 billion, $2.0 billion, $1.2 billion and $55.2 billion, respectively. Federated trades approximately $90.4 billion in U.S. government and mortgage backed securities daily and places approximately $35 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $50 billion in government funds within these maturity ranges.

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Money Market Funds

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In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 2001, Federated managed $136.4 billion in assets across 54 money market funds, including 19 government, 11 prime, 22 municipal and 1 euro-denominated with assets approximating $55.2 billion, $62.3 billion, $19.5 billion and $34.6 million, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: Global Equity--Stephen F. Auth is responsible for overseeing the management of Federated's domestic and international equity products; Global Fixed Income--William D. Dawson III is responsible for overseeing the management of Federated's domestic and international fixed income and high yield products.

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MUTUAL FUND MARKET

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Forty-nine percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $6.8 trillion to the more than 8,157 funds available, according to the Investment Company Institute.

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FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients

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Federated meets the needs of approximately 3,035 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial Managers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

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Bank Marketing

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries

Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,000 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

Frank Russell Company

Frank Russell Company reserves the right, at any time and without notice, to alter, amend, terminate or in any way change its Index. Frank Russell Company has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating the index.

Frank Russell Company's publication of the Index in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appropriateness of investment in any or all securities upon which the Index is based. Frank Russell Company makes no representation, warranty, or guarantee as to the accuracy, completeness, reliability, or otherwise of the Index or any data included in the Index. Frank Russell Company makes no representation or warranty regarding the use or the results of use, of the Index or any data included therein, or any security (or combination thereof) comprising the Index. Frank Russell Company makes no other express or implied warranty, and expressly disclaims any warranty, of any kind, including, without means of limitation, any warranty of merchantability or fitness for a particular purpose with respect to the Index or any data or any security (or combination thereof) included therein.

Addresses

FEDERATED MINI-CAP INDEX FUND

Institutional Shares
Class C Shares
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor

Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Manager

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Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

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Sub-Manager

Deutsche Asset Management
130 Liberty Street
New York, NY 10006

Custodian

Bankers Trust Company
31 West 52nd Street
Mail Stop NYC09-0810
New York, NY 10019

Transfer Agent and Dividend Disbursing Agent

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

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Independent Auditors

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Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

[Logo of Federated]

Federated Max-Cap Index Fund

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A Portfolio of Federated Index Trust

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PROSPECTUS

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December 31, 2002

CLASS C SHARES

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A mutual fund seeking to provide investment results that generally correspond to the aggregate price and dividend performance of publicly-traded common stocks comprising the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary	1
What are the Fund's Fees and Expenses?	4
What are the Fund's Investment Strategies?	5
What are the Principal Securities in Which the Fund Invests?	6
What are the Specific Risks of Investing in the Fund?	7
What do Shares Cost?	7
How is the Fund Sold?	9
How to Purchase Shares	10
How to Redeem and Exchange Shares	12
Account and Share Information	14
Who Manages the Fund?	15
Financial Information	16
Report of Ernst & Young LLP, Independent Auditors	42

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Risk/Return Summary

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WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide investment results that generally correspond to the aggregate price and dividend performance of publicly-traded common stocks comprising the Standard & Poor's 500 Composite Stock Price Index ("Index"). While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund normally invests its assets primarily in common stocks included in the Index.

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The Fund's investment manager ("Manager") has received an exemptive order from the SEC to permit the Trust and the Board of Trustees to appoint and replace subadvisers for the Fund and to enter into and amend the Fund's subadvisory agreements without further shareholder approval. See "Who Manages the Fund?"

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's share price may decline suddenly or over a sustained period of time.
  Sector Risks. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund's performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.
  Credit Risk. Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

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The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Class C Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's Class C Shares total return for the nine-month period from January 1, 2002 to September 30, 2002 was (28.91)%.

Within the period shown in the bar chart, the Fund's Class C Shares highest quarterly return was 20.87% (quarter ended December 31, 1998.) Its lowest quarterly return was (14.95)% (quarter ended September 30, 2001).

Average Annual Total Return Table

The Average Annual Total Returns for the Fund's Class C Shares are reduced to reflect applicable sales charges. Return Before Taxes is shown. In addition, Return After Taxes is shown for Class C Shares to illustrate the effect of federal taxes on the Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard and Poor's 500 Index (S&P 500), a broad-based market index. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

(For the periods ended December 31, 2001)

	1 Year	Start of Performance[1]
Fund:
Return Before Taxes	(13.96)%	5.36%
Return After Taxes on Distribution[2]	(13.99)%	4.92%
Return After Taxes on Distributions and Sale of Fund Shares[2]	(8.50)%	4.20%
S&P 500	(11.88)%	6.86%

1 The Fund's Class C Shares start of performance date was November 10, 1997.

2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401 (k) plans.

What are the Fund's Fees and Expenses?

FEDERATED MAX-CAP INDEX FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class C Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waiver)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.30%
Distribution (12b-1) Fee	0.75%
Shareholder Services Fee	0.25%
Other Expenses	0.08%
Total Annual Fund Operating Expenses	1.38%

1 Although not contractually obligated to do so, the Manager waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended October 31, 2002.

Total Waiver of Fund Expenses	0.04%
Total Actual Annual Fund Operating Expenses (after waiver)	1.34%

2 The Manager voluntarily waived a portion of the management fee. The Manager can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.26% for the fiscal year ended October 31, 2002.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Class C Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class C Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class C Shares operating expenses are before waiver as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Expenses assuming redemption	$241	$437	$755	$1,657
Expenses assuming no redemption	$141	$437	$755	$1,657

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What are the Fund's Investment Strategies?

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In pursuing its investment objective, the Fund normally invests its assets primarily in common stocks included in the Index. As of November 30, 2002 the capitalization range of the issuers comprising the Index was $209 million to $313,122 million. As of the same date, the weighted median market capitalization of the Fund was $54.3 billion. Market capitalization is determined by multiplying the number of outstanding shares of an issuer by the current market price per share. Except as noted below, the Fund seeks to reduce the difference in the Fund's portfolio performance relative to the Index ("tracking error") by investing in a portfolio that seeks to replicate, as closely as possible, the composition of the Index. The Fund attempts to achieve a 0.95 or better correlation between the performance of the Fund and, that of the Index. The Fund also may employ the following strategies to attempt to further reduce tracking error: (1) buying and selling securities after announced changes in the Index but before the effective date of the changes; (2) purchasing Index futures contracts in amounts approximating the cash held in the Fund's portfolio; and (3) lending the Fund's securities to broker-dealers or other institutions to earn income for the Fund.

With respect to a portion of its portfolio, the Fund may slightly over- or under-weight positions in a limited number of securities within the Index based upon the Sub-Manager's quantitative analysis of the securities. The analysis seeks to identify securities likely to have predictable returns based on events affecting the issuer (either positive or negative), valuation and price momentum. Through this strategy, the Fund seeks to improve the performance of its portfolio relative to the Index to compensate for Fund expenses and tracking error. Because the Fund refers to Index investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in index investments.

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What are the Principal Securities in Which the Fund Invests?

EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund may invest.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

STOCK INDEX FUTURES

Stock index futures provide for the future sale by one party and purchase by another party of a specified amount of an index at a price, date, and time specified when the contract is made. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. Futures are considered to be commodity contracts.

Securities Lending

The Fund may lend portfolio securities to borrowers that the Manager deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to credit risks.

What are the Specific Risks of Investing in the Fund?

STOCK MARKET RISKS

The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline. The Fund's investment in stock index futures will be subject to the same risk.

SECTOR RISKS

Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Manager allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

CREDIT RISKS

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

What do Shares Cost?

You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV).

The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The Fund generally values equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market).

Futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option.

The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

The required minimum initial investment for Fund Shares is $1,500. The required minimum subsequent investment amount is $100. The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively.

An account may be opened with a smaller amount as long as the $1,500 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

SALES CHARGE WHEN YOU REDEEM

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

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Class C Shares
You will pay a 1% CDSC if you redeem Shares within one year of the purchase date.

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If your investment qualifies for an elimination of the CDSC as described below, you or your investment professional should notify the Distributor at the time of redemption. If the Distributor is not notified, the CDSC will apply.

You will not be charged a CDSC when redeeming Shares:

  purchased with reinvested dividends or capital gains;
  purchased within 120 days of redeeming Shares of an equal or lesser amount;
  that you exchanged into the same share class of another Federated Fund if the shares were held for the applicable CDSC holding period (other than a money market fund);
  purchased through investment professionals who did not receive advanced sales payments;
  if, after you purchase Shares, you become disabled as defined by the IRS;
  if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;
  if your redemption is a required retirement plan distribution; or
  upon the death of the last surviving shareholder of the account. The beneficiary on an account with a Transfer on Death registration is deemed the last surviving shareholder of the account.

To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

  Shares that are not subject to a CDSC; and
  Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated Funds that have been exchanged for Shares of this Fund).

The CDSC is then calculated using the share price at the time of purchase or redemption, whichever is lower.

How is the Fund Sold?

The Fund offers three share classes: Institutional Shares, Institutional Service Shares and Class C Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Class C Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions acting on behalf of their customers or to individuals, directly or through investment professionals.

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When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

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The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Class C Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.

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How to Purchase Shares

You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated Fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

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Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

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DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

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Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

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THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same Share class of another Federated fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

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Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

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DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem or exchange Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

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  Fund Name and Share Class, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

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Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

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  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

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Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

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  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

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You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGE

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You may exchange Shares of the Fund into Shares of the same class of another Federated fund. To do this, you must:

  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

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An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated funds.

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SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

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You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

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The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

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Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends quarterly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

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Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

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TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

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Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

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Who Manages the Fund?

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The Board of Trustees governs the Fund. The Board selects and oversees the Manager, Federated Investment Management Company. The Manager, in turn, oversees the management of the Fund's assets by the Sub-Manager, Deutsche Asset Management, Inc. The Manager's responsibilities include selecting the Sub-Manager and continued review and evaluation of the Sub-Manager's performance. The Manager's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The Manager has delegated daily management of the Fund's assets to the Sub-Manager, who is paid by the Manager and not by the Fund, based on net assets under management. The Sub-Manager has complete discretion, subject to the Manager's oversight, to purchase and sell portfolio securities for the Fund. The Sub-Manager's address is 280 Park Avenue, 28th Floor, New York, NY 10013. As of September 30, 2002, the Sub-Manager had approximately $111.5 billion in assets under management. The Manager and other subsidiaries of Federated advise approximately 139 mutual funds and separate accounts, which totaled approximately $180 billion in assets as of December 31, 2001. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,800 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

On September 27, 2002, Northern Trust Investments, Inc. (Northern) announced its intention to acquire the passive asset management business of the Sub-Manager. Upon the acquisition by Northern, the current subadvisory agreement with the Sub-Manager will automatically terminate. The Board has approved an interim agreement with Northern that may go into effect if the Board has not approved a permanent subadvisory agreement prior to the termination of the current subadvisory agreement.

The Manager is ultimately responsible for the Fund's investment performance because of its responsibility to oversee sub-managers. The Manager has been granted an exemptive order from the SEC, which permits the Manager, subject to approval by the Board of Trustees, to hire and terminate sub-managers and to change materially the terms of sub-management agreements, including the compensation paid to sub-managers by the Manager, without the approval of the shareholders of the Fund. The Fund will notify shareholders of any change in sub-managers. The current Sub-Manager has no affiliations with the Fund or the Manager other than as Sub-Manager. The Manager, not the Fund, pays the fees of the Sub-Manager.

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MANAGEMENT FEES

The Manager receives an annual investment management fee of 0.30% of the Fund's average daily net assets. The Manager may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information

FINANCIAL HIGHLIGHTS

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The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

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Financial Highlights -- Class C Shares

(For a Share Outstanding Throughout Each Period)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors on page 42.

Year Ended October 31	2002	2001	2000	1999	1998 [1]
Net Asset Value, Beginning of Period	$21.40	$28.91	$27.96	$22.82	$19.81
Income From Investment Operations:
Net investment income (loss)	0.04	0.01	(0.00)[2]	0.07	0.12
Net realized and unrealized gain (loss) on investments and futures contracts	(3.52)	(7.50)	1.21	5.35	3.66

TOTAL FROM INVESTMENT OPERATIONS	(3.48)	(7.49)	1.21	5.42	3.78

Less Distributions:
Distributions from net investment income	(0.04)	(0.02)	(0.01)	(0.06)	(0.15)
Distributions from net realized gain on investments and futures contracts	--	--	(0.25)	(0.22)	(0.62)

TOTAL DISTRIBUTIONS	(0.04)	(0.02)	(0.26)	(0.28)	(0.77)

Net Asset Value, End of Period	$17.88	$21.40	$28.91	$27.96	$22.82

Total Return[3]	(16.28)%	(25.92)%	4.35%	23.94%	19.57%

Ratios to Average Net Assets:

Expenses	1.34%	1.34%	1.34%	1.32%	1.32%[4]

Net investment income (loss)	0.22%	0.03%	(0.03)%	0.18%	0.35%[4]

Expense waiver/reimbursement[6]	0.04%	0.01%	0.00%[5]	0.03%	0.02%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$88,070	$111,863	$142,999	$96,251	$15,784

Portfolio turnover	18%	7%	11%	3%	3%

1 Reflects operations for the period from November 10, 1997 (date of initial public investment) to October 31, 1998.

2 Amount represents less than $0.01 per share.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 Amount represents less than 0.01%.

6 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

October 31, 2002

Shares			Value
		COMMON STOCKS--98.6%[1]
		Consumer Discretionary--13.5%
765,777	[2]	AOL Time Warner, Inc.	$11,295,211
18,664	[2,3]	American Greetings Corp., Class A	280,707
20,830	[2,3]	AutoZone, Inc.	1,786,589
56,814	[2]	Bed Bath & Beyond, Inc.	2,014,624
65,140	[2,3]	Best Buy Co., Inc.	1,342,535
15,821	[2]	Big Lots, Inc.	262,629
13,741	[3]	Black & Decker Corp.	642,529
26,699	[3]	Brunswick Corp.	549,465
1	[2]	CarMax, Inc.	16
97,007	[3]	Carnival Corp., Class A	2,533,823
10,793	[3]	Centex Corp.	490,866
35,969		Circuit City Stores, Inc.	356,453
107,757	[2]	Clear Channel Communications, Inc.	3,992,397
162,077	[2,3]	Comcast Corp., Class A	3,729,392
26,602		Cooper Tire & Rubber Co.	346,092
85,104		Costco Wholesale Corp.	2,887,579
26,128		Dana Corp.	261,280
29,282	[3]	Darden Restaurants, Inc.	555,772
97,352		Delphi Corp.	677,570
14,616	[3]	Dillards, Inc., Class A	241,018
57,028		Dollar General Corp.	796,111
14,407		Dow Jones & Co., Inc.	505,974
50,605	[3]	Eastman Kodak Co.	1,667,435
22,160		Family Dollar Stores, Inc.	682,306
38,841	[2]	Federated Department Stores, Inc.	1,192,419
311,509		Ford Motor Co.	2,635,366
23,049	[3]	Fortune Brands, Inc.	1,153,833
44,280		Gannett Co., Inc.	3,362,180
151,060	[3]	Gap (The), Inc.	1,777,976
99,425	[3]	General Motors Corp.	3,305,881
28,108		Goodyear Tire & Rubber Co.	199,567
56,420		Harley Davidson, Inc.	2,950,766
21,944	[2]	Harrah's Entertainment, Inc.	921,648
31,714	[3]	Hasbro, Inc.	324,117
		COMMON STOCKS--continued[1]
		Consumer Discretionary--continued
64,962		Hilton Hotels Corp.	$799,033
411,689		Home Depot, Inc.	11,889,578
15,484	[2]	International Game Technology	1,164,552
63,219		Interpublic Group Cos., Inc.	756,731
15,303		Johnson Controls, Inc.	1,193,634
25,235	[2]	Jones Apparel Group, Inc.	874,140
8,796	[3]	KB Home	415,171
14,297		Knight-Ridder, Inc.	860,393
60,208	[2]	Kohl's Corp.	3,519,158
27,851		Leggett and Platt, Inc.	580,693
74,146	[3]	Limited, Inc.	1,161,868
22,378	[3]	Liz Claiborne, Inc.	665,074
138,707		Lowe's Cos., Inc.	5,788,243
41,623	[3]	Marriott International, Inc., Class A	1,287,399
60,861		Mattel, Inc.	1,117,408
43,943		May Department Stores Co.	1,026,069
13,278		Maytag Corp.	342,572
218,300		McDonald's Corp.	3,953,413
31,057		McGraw-Hill Cos., Inc.	2,003,176
6,459		Meredith Corp.	294,207
28,305		New York Times Co., Class A	1,370,245
45,910		Newell Rubbermaid, Inc.	1,488,402
48,235		Nike, Inc., Class B	2,276,210
19,280	[3]	Nordstrom, Inc.	384,058
53,953	[2]	Office Depot, Inc.	776,384
32,226	[3]	Omnicom Group, Inc.	1,857,184
38,490	[3]	Penney (J.C.) Co., Inc.	733,234
6,896	[3]	Pulte Homes, Inc.	316,664
31,785		Radioshack Corp.	664,307
18,898	[2]	Reebok International Ltd.	533,869
54,240		Sears, Roebuck & Co.	1,424,342
26,023		Sherwin-Williams Co.	711,729
9,603		Snap-On Inc.	250,158
14,613		Stanley Works	473,023
73,360	[2]	Staples, Inc.	1,131,211
71,584	[2,3]	Starbucks Corp.	1,706,563
34,633	[3]	Starwood Hotels & Resorts Worldwide, Inc.	806,949
77,042		TJX Cos., Inc.	1,580,902
		COMMON STOCKS--continued[1]
		Consumer Discretionary--continued
27,968	[2,3]	TMP Worldwide, Inc.	$432,945
22,341		TRW, Inc.	1,190,775
156,113		Target Corp.	4,702,124
19,596		Tiffany & Co.	513,023
36,942	[2,3]	Toys 'R' Us, Inc.	369,051
55,947		Tribune Co.	2,688,253
9,602		Tupperware Corp.	154,976
43,467	[2,3]	Univision Communications, Inc., Class A	1,126,230
15,730	[3]	V.F. Corp.	579,179
305,242	[2]	Viacom, Inc., Class B	13,616,846
23,314		Visteon Corp.	153,639
760,030		Wal-Mart Stores, Inc.	40,699,607
342,817		Walt Disney Co.	5,725,044
23,119		Wendy's International, Inc.	732,410
11,742		Whirlpool Corp.	547,295
55,540	[2]	Yum! Brands, Inc.	1,251,316
51,100	[2,3]	eBay, Inc.	3,231,564

		TOTAL	191,614,349

		Consumer Staples--9.6%
7,511	[3]	Alberto-Culver Co., Class B	387,718
63,775	[3]	Albertsons, Inc.	1,422,820
147,424		Anheuser-Busch Cos., Inc.	7,778,090
111,874		Archer-Daniels-Midland Co.	1,523,724
40,568		Avon Products, Inc.	1,967,142
9,730	[3]	Brown-Forman Corp., Class B	703,382
62,294		CVS Corp.	1,727,413
53,490		Campbell Soup Co.	1,127,569
39,573		Clorox Co.	1,778,015
422,582		Coca-Cola Co.	19,641,611
86,137		Coca-Cola Enterprises, Inc.	2,053,506
92,140	[3]	Colgate-Palmolive Co.	5,065,857
80,404		ConAgra, Inc.	1,949,797
6,244	[3]	Coors Adolph Co., Class B	427,589
62,755	[3]	General Mills, Inc.	2,593,037
177,143		Gillette Co.	5,293,033
63,602		Heinz (H.J.) Co.	2,045,440
23,461		Hershey Foods Corp.	1,526,607
67,007		Kellogg Co.	2,134,843
		COMMON STOCKS--continued[1]
		Consumer Staples--continued
86,486		Kimberly-Clark Corp.	$4,454,029
135,521		Kroger Co.	2,011,132
30,043		Loews Corp.	1,296,055
48,424		Pepsi Bottling Group (The), Inc	1,305,027
303,245		PepsiCo, Inc.	13,373,105
368,562		Philip Morris Cos., Inc.	15,018,902
221,987		Procter & Gamble Co.	19,634,750
15,800		R.J. Reynolds Tobacco Holdings, Inc.	640,690
79,823	[2]	Safeway, Inc.	1,843,911
129,487		Sara Lee Corp.	2,956,188
22,890	[3]	SUPERVALU, Inc.	384,552
109,972		Sysco Corp.	3,483,913
32,977		UST, Inc.	1,008,766
175,896		Walgreen Co.	5,936,490
19,234	[3]	Winn-Dixie Stores, Inc.	288,895
36,446		Wrigley (Wm.), Jr. Co.	1,923,255

		TOTAL	136,706,853

		Energy--5.7%
15,387		Amerada-Hess Corp.	789,353
48,410		Anadarko Petroleum Corp.	2,156,181
19,020		Apache Corp.	1,028,221
9,020		Ashland, Inc.	236,775
31,400	[2,3]	BJ Services Co.	952,362
58,181	[3]	Baker Hughes, Inc.	1,690,158
40,510	[3]	Burlington Resources, Inc.	1,669,012
181,487		ChevronTexaco Corp.	12,273,966
114,196		ConocoPhillips	5,538,506
25,310	[3]	Devon Energy Corp.	1,278,155
20,303	[3]	EOG Resources, Inc.	751,820
1,154,871		Exxon Mobil Corp.	38,872,958
75,048		Halliburton Co.	1,214,277
23,289		Kerr-McGee Corp.	1,013,071
47,277		Marathon Oil Corp.	988,089
23,990	[2]	Nabors Industries Inc.	838,930
25,478	[2,3]	Noble Corp.	823,449
60,451		Occidental Petroleum Corp.	1,724,667
22,752	[2]	Rowan Companies, Inc.	463,913
99,856		Schlumberger Ltd.	4,005,224
		COMMON STOCKS--continued[1]
		Energy--continued
13,160		Sunoco Inc.	$394,537
53,090	[2]	Transocean Sedco Forex, Inc.	1,166,918
37,926	[3]	Unocal Corp.	1,048,275

		TOTAL	80,918,817

		Financials--20.2%
84,982		AFLAC, Inc.	2,586,852
37,474	[3]	AON Corp.	686,898
43,800	[3]	ACE, Ltd.	1,346,850
120,525		Allstate Corp.	4,794,484
18,473	[3]	Ambac Financial Group, Inc.	1,141,631
227,995		American Express Co.	8,292,178
446,832		American International Group, Inc.	27,949,342
67,552	[3]	AmSouth Bancorporation	1,324,019
78,585		BB&T Corp.	2,848,706
201,465		Bank One Corp.	7,770,505
257,461		Bank of America Corp.	17,970,778
125,039		Bank of New York Co., Inc.	3,251,014
16,834		Bear Stearns Cos., Inc.	1,027,716
37,967	[3]	Capital One Financial Corp.	1,156,854
39,890		Charter One Financial, Inc.	1,207,869
22,695		Chubb Corp.	1,280,225
25,095	[3]	Cincinnati Financial Corp.	953,359
867,119		Citigroup, Inc.	32,040,047
30,423		Comerica, Inc.	1,328,268
24,986	[3]	Countrywide Credit Industries, Inc.	1,257,046
69,667	[3]	Equity Office Properties Trust	1,677,581
43,600		Equity Residential Properties Trust	1,034,192
119,234		Federal Home Loan Mortgage Corp.	7,342,430
170,516		Federal National Mortgage Association	11,400,700
97,907	[3]	Fifth Third Bancorp	6,217,094
22,000	[3]	First Tennessee National Corp.	815,760
185,172		Fleet Boston Financial Corp.	4,331,173
41,480		Franklin Resources, Inc.	1,368,425
26,509		Golden West Financial Corp.	1,830,712
81,500		Goldman Sachs Group, Inc.	5,835,400
42,570		Hartford Financial Services Group, Inc.	1,681,515
78,468		Household International, Inc.	1,864,400
35,409		Huntington Bancshares, Inc.	669,584
		COMMON STOCKS--continued[1]
		Financials--continued
342,228		J.P. Morgan Chase & Co.	$7,101,231
23,259		Jefferson-Pilot Corp.	933,849
49,681	[3]	John Hancock Financial Services, Inc.	1,455,653
78,079		KeyCorp	1,907,470
41,704		Lehman Brothers Holdings, Inc.	2,221,572
31,508		Lincoln National Corp.	961,309
25,631	[3]	MBIA Inc.	1,118,793
213,697		MBNA Corp.	4,340,186
21,864	[3]	MGIC Investment Corp.	917,413
89,410		Marsh & McLennan Cos., Inc.	4,176,341
32,000		Marshall & Ilsley Corp.	901,120
72,917		Mellon Financial Corp.	2,062,822
148,025		Merrill Lynch & Co., Inc.	5,617,549
127,141		MetLife, Inc.	3,036,127
31,317		Moody's Corp.	1,475,031
172,556		Morgan Stanley, Dean Witter & Co.	6,715,880
101,167		National City Corp.	2,744,661
28,300		North Fork Bancorporation, Inc.	1,088,418
30,469		Northern Trust Corp.	1,060,931
51,912		PNC Financial Services Group	2,110,742
27,800		Plum Creek Timber Co., Inc. - REIT	628,558
59,400	[3]	Principal Financial Group, Inc.	1,666,170
34,679		Progressive Corp., Ohio.	1,907,345
49,936	[2]	Providian Financial Corp.	222,215
103,200	[2]	Prudential Financial, Inc.	3,013,440
35,035		Regions Financial Corp.	1,186,635
19,022	[3]	SAFECO Corp.	676,422
26,580		SLM Corporation	2,730,829
234,386		Schwab (Charles) Corp.	2,151,663
30,300	[3]	Simon Property Group, Inc.	1,034,745
54,061		SouthTrust Corp.	1,385,043
37,177	[3]	St. Paul Cos., Inc.	1,219,406
56,062		State Street Corp.	2,319,285
38,092	[3]	Stilwell Financial, Inc.	446,057
49,191		SunTrust Banks, Inc.	2,992,780
44,155		Synovus Financial Corp.	904,736
16,154		T. Rowe Price Group, Inc.	456,027
16,837		Torchmark Corp.	602,765
		COMMON STOCKS--continued[1]
		Financials--continued
1	[2]	Travelers Property Casualty Corp., Class A	$13
178,546	[2]	Travelers Property Casualty Corp., Class B	2,413,942
321,563		U.S. Bancorp	6,781,764
48,953		UNUMProvident Corp.	1,004,516
38,785		Union Planters Corp.	1,096,064
234,749		Wachovia Corp.	8,166,918
170,625	[3]	Washington Mutual, Inc.	6,101,550
291,249		Wells Fargo & Co.	14,699,337
22,636		XL Capital Ltd.	1,723,731
15,767		Zions Bancorp	633,991

		TOTAL	286,396,652

		Healthcare--14.7%
265,641		Abbott Laboratories	11,122,389
1	[2]	Advanced Medical Optics, Inc.	10
25,276		Aetna Inc.	1,018,623
22,696		Allergan, Inc.	1,235,797
17,392	[3]	AmerisourceBergen Corp.	1,237,441
221,462	[2,3]	Amgen, Inc.	10,311,271
24,163	[2,3]	Anthem, Inc.	1,522,269
28,148	[3]	Applera Corp.- Applied Biosystems Group.	569,434
8,952		Bard (C.R.), Inc.	500,685
9,332	[3]	Bausch & Lomb, Inc.	290,225
82,924		Baxter International, Inc.	2,074,758
39,628		Becton, Dickinson & Co.	1,169,422
25,778	[2,3]	Biogen, Inc.	945,795
52,604		Biomet, Inc.	1,549,714
72,838	[2]	Boston Scientific Corp.	2,740,894
333,025		Bristol-Myers Squibb Co.	8,195,745
23,970		CIGNA Corp.	866,276
79,408		Cardinal Health, Inc.	5,495,828
35,494	[2]	Chiron Corp.	1,402,013
33,388	[2]	Forest Laboratories, Inc.	3,271,690
37,200	[2,3]	Genzyme Corp.	1,036,020
52,388	[2]	Guidant Corp.	1,549,113
87,208	[3]	HCA, Inc.	3,792,676
46,200	[3]	Health Management Association, Class A	883,344
68,719	[2]	HEALTHSOUTH, Corp.	298,928
29,031	[2]	Humana, Inc.	353,598
		COMMON STOCKS--continued[1]
		Healthcare--continued
37,673		IMS Health, Inc.	$566,602
508,162		Johnson & Johnson	29,854,517
43,761	[2]	King Pharmaceuticals, Inc.	671,731
192,866		Lilly (Eli) & Co.	10,704,063
22,843	[2]	Manor Care, Inc.	451,606
50,066		McKesson HBOC, Inc.	1,492,467
42,337	[2]	Medimmune, Inc.	1,081,710
205,183		Medtronic, Inc.	9,192,198
385,420		Merck & Co., Inc.	20,905,181
1,042,178		Pfizer, Inc.	33,109,995
232,673		Pharmacia Corp.	10,004,939
31,598	[2]	Quintiles Transnational Corp.	339,679
252,632		Schering Plough Corp.	5,393,693
36,704		St. Jude Medical, Inc.	1,307,029
31,751		Stryker Corp.	2,003,488
88,205	[2]	Tenet Healthcare Corp.	2,535,894
54,318		UnitedHealth Group, Inc.	4,940,222
19,572	[2]	Watson Pharmaceuticals, Inc.	538,034
26,132	[2]	Wellpoint Health Networks, Inc.	1,965,388
209,254		Wyeth	7,010,009
33,294	[2]	Zimmer Holdings, Inc.	1,372,379

		TOTAL	208,874,782

		Industrials--11.2%
66,776		3M Co.	8,476,545
26,643	[3]	AMR Corp.	125,755
33,843	[2]	Allied Waste Industries, Inc.	275,820
44,659	[2]	American Power Conversion Corp.	576,994
14,000	[2]	American Standard Cos., Inc.	933,800
34,700	[2,3]	Apollo Group, Inc., Class A	1,440,050
103,105		Automatic Data Processing, Inc.	4,385,056
16,642	[3]	Avery Dennison Corp.	1,035,798
31,243	[3]	Block (H&R), Inc.	1,386,564
150,105		Boeing Co.	4,465,624
60,438		Burlington Northern Santa Fe	1,555,070
36,532		CSX Corp.	1,008,283
45,338		Caterpillar, Inc.	1,852,057
188,663	[2]	Cendant Corp.	2,169,624
26,337	[3]	Cintas Corp.	1,244,950
		COMMON STOCKS--continued[1]
		Industrials--continued
88,486	[2]	Concord EFS, Inc.	$1,263,580
29,625	[2]	Convergys Corp.	440,820
18,857		Cooper Industries, Inc., Class A	593,807
7,765		Crane Co.	142,643
11,617	[3]	Cummins Inc.	278,343
25,920	[3]	Danaher Corp.	1,499,472
48,086		Deere & Co.	2,230,710
21,354	[3]	Delta Air Lines, Inc.	215,248
10,715		Deluxe Corp.	495,247
29,593		Donnelley (R.R.) & Sons Co.	593,340
29,902	[3]	Dover Corp.	749,942
12,127		Eaton Corp.	829,366
70,052		Emerson Electric Co.	3,375,105
19,216		Equifax, Inc.	452,729
36,467	[2,3]	Fiserv, Inc.	1,139,229
53,968	[2]	FedEx Corp.	2,870,558
129,608		First Data Corp.	4,528,504
22,156		Fluor Corp.	523,989
35,058		General Dynamics Corp.	2,774,140
1,693,336		General Electric Co.	42,756,734
23,067		Genuine Parts Co.	681,399
24,690	[3]	Goodrich (B.F.) Co.	372,819
13,247		Grainger (W.W.), Inc.	641,950
149,218		Honeywell International, Inc.	3,572,279
19,696		ITT Industries, Inc.	1,279,846
50,809		Illinois Tool Works, Inc.	3,119,673
27,942		Ingersoll-Rand Co., Class A	1,089,738
78,388		Lockheed Martin Corp.	4,538,665
94,136		Masco Corp.	1,935,436
11,280	[2]	McDermott International, Inc.	40,044
16,763	[3]	Navistar International Corp.	375,826
59,953		Norfolk Southern Corp.	1,211,051
18,614	[3]	Northrop Grumman Corp.	1,919,662
25,331	[3]	PACCAR, Inc.	1,117,604
15,989		Pall Corp.	277,729
24,697	[3]	Parker-Hannifin Corp.	1,077,530
51,257		Paychex, Inc.	1,477,227
37,303		Pitney Bowes, Inc.	1,251,516
		COMMON STOCKS--continued[1]
		Industrials--continued
13,960	[2,3]	Power-One, Inc.	$75,119
68,855		Raytheon Co.	2,031,223
37,094	[3]	Robert Half International, Inc.	619,470
26,143		Rockwell Collins	589,002
24,143		Rockwell Automation Inc.	399,567
10,686		Ryder Systems, Inc.	245,244
36,586	[2,3]	Sabre Group Holdings, Inc.	701,719
132,446		Southwest Airlines Co.	1,933,712
23,630		Textron, Inc.	968,830
18,201	[2]	Thomas & Betts Corp.	301,409
575		Timken Co.	10,477
341,692		Tyco International Ltd.	4,940,866
43,295		Union Pacific Corp.	2,556,570
192,100		United Parcel Service, Inc.	11,527,921
81,461		United Technologies Corp.	5,023,700
99,824		Waste Management, Inc.	2,297,948

		TOTAL	158,888,267

		Information Technology--14.2%
143,822	[2]	ADC Telecommunications, Inc.	227,239
32,055	[3]	Adobe System, Inc.	757,780
58,834	[2]	Advanced Micro Devices, Inc.	361,241
79,559	[2]	Agilent Technologies, Inc.	1,093,936
66,039	[2]	Altera Corp.	773,977
61,724	[2]	Analog Devices, Inc.	1,654,203
15,303	[2,3]	Andrew Corp.	131,606
60,999	[2,3]	Apple Computer, Inc.	980,254
282,010	[2]	Applied Materials, Inc.	4,238,610
51,533	[2]	Applied Micro Circuits Corp.	200,979
20,760		Autodesk, Inc.	242,892
52,039	[2,3]	Avaya, Inc.	104,078
42,324	[2]	BMC Software, Inc.	674,645
57,711	[2]	Broadcom Corp., Class A	691,378
74,349	[2]	CIENA Corp.	273,604
1,263,428	[2]	Cisco Systems, Inc.	14,125,125
32,530	[2,3]	Citrix Systems, Inc.	245,601
100,097		Computer Associates International, Inc.	1,487,441
29,241	[2]	Computer Sciences Corp.	944,192
67,570	[2]	Compuware Corp.	327,782
		COMMON STOCKS--continued[1]
		Information Technology--continued
32,225	[2]	Comverse Technology, Inc.	$234,920
163,800	[2]	Corning, Inc.	306,306
448,299	[2]	Dell Computer Corp.	12,825,834
377,286		EMC Corp. Mass	1,927,931
25,700	[2,3]	Electronic Arts, Inc.	1,673,584
82,180	[3]	Electronic Data Systems Corp.	1,237,631
55,578	[2,3]	Gateway, Inc.	166,734
522,550		Hewlett-Packard Co.	8,256,290
1,141,616		Intel Corp.	19,749,957
290,243		International Business Machines Corp.	22,911,782
38,865	[2]	Intuit, Inc.	2,017,871
234,142	[2]	JDS Uniphase Corp.	527,054
49,785	[2,3]	Jabil Circuit, Inc.	768,183
35,925	[2,3]	KLA-Tencor Corp.	1,280,008
63,614	[2]	LSI Logic Corp.	375,323
23,618	[2]	Lexmark International Group, Class A	1,403,382
43,014		Linear Technology Corp.	1,188,907
590,288	[2,3]	Lucent Technologies, Inc.	726,054
55,441	[2]	Maxim Integrated Products, Inc.	1,765,241
19,532	[2,3]	Mercury Interactive Corp.	515,059
103,498	[3]	Micron Technology, Inc.	1,655,968
929,659	[2]	Microsoft Corp.	49,708,867
8,377	[2,3]	Millipore Corp.	284,902
37,681	[3]	Molex, Inc.	995,155
393,821	[3]	Motorola, Inc.	3,611,339
1	[2]	Mykrolis Corp.	6
21,937	[2,3]	NCR Corp.	487,879
26,600	[2,3]	NVIDIA Corp.	316,540
30,807	[2]	National Semiconductor Corp.	409,117
57,361	[2,3]	Network Appliance, Inc.	514,586
65,023	[2]	Novell, Inc.	158,006
25,021	[2,3]	Novellus Systems, Inc.	790,664
931,713	[2]	Oracle Corp.	9,494,155
28,595	[2,3]	PMC-Sierra, Inc.	139,258
48,583	[2]	Parametric Technology Corp.	112,227
54,278	[2]	Peoplesoft, Inc.	982,432
20,607		PerkinElmer, Inc.	143,425
16,166	[2,3]	Qlogic Corp.	561,930
		COMMON STOCKS--continued[1]
		Information Technology--continued
132,289	[2]	Qualcomm, Inc.	$4,566,616
35,200	[2]	Rational Software Corp.	233,024
90,501	[2]	Sanmina Corp.	278,743
26,980		Scientific-Atlanta, Inc.	329,426
82,682	[2]	Siebel Systems, Inc.	621,769
133,505	[2,3]	Solectron Corp.	300,386
557,286	[2]	Sun Microsystems, Inc.	1,650,124
48,400	[2]	SunGard Data Systems, Inc.	1,073,028
39,341		Symbol Technologies, Inc.	340,300
22,056	[2]	Tektronix, Inc.	389,730
70,785	[2,3]	Tellabs, Inc.	543,629
31,401	[2,3]	Teradyne, Inc.	380,266
297,153		Texas Instruments, Inc.	4,712,847
34,853	[2]	Thermo Electron Corp.	640,947
57,022	[2,3]	Unisys Corp.	497,802
71,165	[2]	Veritas Software Corp.	1,085,266
22,600	[2]	Waters Corp.	569,068
123,922	[2,3]	Xerox Corp.	822,842
57,812	[2]	Xilinx, Inc.	1,097,850
110,399	[2,3]	Yahoo!, Inc.	1,647,153

		TOTAL	201,541,886

		Materials--2.6%
35,832		Air Products & Chemicals, Inc.	1,583,774
144,548		Alcoa, Inc.	3,188,729
13,745		Allegheny Technologies, Inc.	94,153
14,022		Ball Corp.	679,085
13,538		Bemis Co., Inc.	705,194
9,906		Boise Cascade Corp.	235,664
159,837		Dow Chemical Co.	4,154,164
163,206		Du Pont (E.I.) de Nemours & Co.	6,732,247
16,396		Eastman Chemical Co.	595,831
19,203	[3]	Ecolab, Inc.	926,545
17,163		Engelhard Corp.	380,160
46,911	[2,3]	Freeport-McMoRan Copper & Gold, Inc., Class B	572,314
39,490		Georgia-Pacific Corp.	481,778
8,555		Great Lakes Chemical Corp.	208,058
18,658	[2]	Hercules, Inc.	179,117
12,342	[3]	International Flavors & Fragrances, Inc.	414,074
		COMMON STOCKS--continued[1]
		Materials--continued
82,426		International Paper Co.	$2,879,140
17,982	[2]	Louisiana-Pacific Corp.	121,199
28,628	[3]	MeadWestvaco Corp.	599,757
39,677		Monsanto Co.	655,861
67,313	[3]	Newmont Mining Corp.	1,663,977
13,367	[3]	Nucor Corp.	563,285
28,942		PPG Industries, Inc.	1,361,142
33,508	[2]	Pactiv Corp.	664,799
18,966	[2,3]	Phelps Dodge Corp.	588,325
27,795		Praxair, Inc.	1,514,828
34,258		Rohm & Haas Co.	1,139,764
14,825	[2,3]	Sealed Air Corp.	227,119
10,180		Sigma-Aldrich Corp.	465,735
9,062		Temple-Inland, Inc.	371,723
16,610	[3]	United States Steel Corp.	213,439
14,406	[3]	Vulcan Materials Co.	483,465
37,420		Weyerhaeuser Co.	1,695,126
20,663		Worthington Industries, Inc.	389,291

		TOTAL	36,728,862

		Telecommunication Services--4.2%
661,736		AT&T Corp.	8,629,037
464,565	[2]	AT&T Wireless Services, Inc.	3,191,562
40,546		Alltel Corp.	2,015,542
294,602		BellSouth Corp.	7,703,842
20,130	[3]	CenturyTel, Inc.	570,283
52,138	[3]	Citizens Communications Co., Class B	433,788
155,936	[2,3]	NEXTEL Communications, Inc., Class A	1,758,958
300,972		Qwest Communications International, Inc.	1,020,295
566,547		SBC Communications, Inc.	14,537,596
156,401		Sprint Corp. (FON Group)	1,942,500
170,552	[2,3]	Sprint Corp. (PCS Group)	593,521
471,574		Verizon Communications	17,806,634

		TOTAL	60,203,558

		Utilities--2.7%
93,839	[2,3]	AES Corp.	166,095
21,643		Allegheny Energy, Inc.	123,365
28,157	[3]	Ameren Corp.	1,137,543
47,104	[3]	American Electric Power Co., Inc.	1,207,747
		COMMON STOCKS--continued[1]
		Utilities--continued
23,192	[3]	CMS Energy Corp.	$181,593
73,546	[2,3]	Calpine Corp.	147,092
52,514		CenterPoint Energy, Inc.	371,799
33,147		Cinergy Corp.	1,031,203
39,741	[3]	Consolidated Edison Co.	1,691,774
25,124	[3]	Constellation Energy Group	642,672
31,767		DTE Energy Co.	1,432,374
54,807	[3]	Dominion Resources, Inc.	2,630,736
153,032		Duke Energy Corp.	3,135,626
53,558	[3]	Dynegy, Inc., Class A	36,419
57,858	[2]	Edison International	581,473
104,839		El Paso Corp.	812,502
35,182		Entergy Corp.	1,551,174
53,219		Exelon Corp.	2,682,238
32,491		FPL Group, Inc.	1,916,319
59,384		FirstEnergy Corp.	1,927,011
27,456		KeySpan Corp.	1,002,968
21,213	[3]	Kinder Morgan, Inc.	776,608
70,236	[2,3]	Mirant Corp.	150,305
11,389		NICOR, Inc.	353,515
28,380	[3]	NiSource, Inc.	468,838
80,336	[2]	P G & E Corp.	871,646
25,587		PPL Corp.	885,566
9,357	[3]	Peoples Energy Corp.	340,127
19,518		Pinnacle West Capital Corp.	556,263
41,107	[3]	Progress Energy, Inc.	1,714,984
27,669		Public Service Enterprises Group, Inc.	792,717
40,741	[3]	Sempra Energy	902,006
125,786		Southern Co.	3,735,844
26,688	[3]	TECO Energy, Inc.	394,982
64,258	[3]	TXU Corp.	922,102
79,161	[3]	Williams Cos., Inc. (The)	148,823
66,824		Xcel Energy, Inc.	694,970

		TOTAL	38,119,019

		TOTAL COMMON STOCKS (IDENTIFIED COST $989,919,876)	1,399,993,045

Principal Amount or Shares			Value
		SHORT-TERM U.S. GOVERNMENT OBLIGATION--0.2%[4]
$2,320,000		United States Treasury Bill, 1/16/2003 (identified cost $2,312,080)	$2,312,080

		MUTUAL FUND--1.5%
21,864,019		Prime Value Obligations Fund, Class IS (at net asset value)	21,864,019

		TOTAL INVESTMENTS (IDENTIFIED COST $1,014,095,975)[5]	$1,424,169,144

1 The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Index and minimizing trading costs. The total market value of open index futures contracts is $28,775,500 at October 31, 2002, which represents 2.0% of net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the Index is 100.6%.

2 Non-income producing security.

3 Certain shares are temporarily on loan to unaffiliated broker/dealers.

4 Represents a security held as collateral which is used to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

5 The cost of investments for federal tax purposes amounts to $1,064,280,588. The net unrealized appreciation of investments on a federal tax basis amounts to $359,888,556 which is comprised of $539,612,689 appreciation and $179,724,133 depreciation at October 31, 2002.

Note: The categories of investments are shown as a percentage of net assets ($1,420,200,827) at October 31, 2002.

The following acronym is used throughout this portfolio:

REIT	--Real Estate Investment Trust

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2002

Assets:
Total investments in securities, at value (identified cost $1,014,095,975)		$1,424,169,144
Cash		356,886
Short-term investments held as collateral for securities lending		109,991,162
Income receivable		1,694,358
Receivable for shares sold		1,411,824

TOTAL ASSETS		1,537,623,374

Liabilities:
Payable for shares redeemed	$7,078,592
Payable on collateral due to broker	109,991,162
Payable for daily variation margin	149,277
Accrued expenses	203,516

TOTAL LIABILITIES		117,422,547

Net assets for 79,116,491 shares outstanding		$1,420,200,827

Net Assets Consist of:
Paid in capital		$1,166,021,698
Net unrealized appreciation of investments and futures contracts		409,888,417
Accumulated net realized loss on investments and futures contracts		(157,481,891)
Undistributed net investment income		1,772,603

TOTAL NET ASSETS		$1,420,200,827

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value and offering price per share ($906,709,561 ÷ 50,463,953 shares outstanding)		$17.97

Redemption proceeds per share		$17.97

Institutional Service Shares:
Net asset value and offering price per share ($425,420,982 ÷ 23,727,337 shares outstanding)		$17.93

Redemption proceeds per share		$17.93

Class C Shares:
Net asset value and offering price per share ($88,070,284 ÷ 4,925,201 shares outstanding)		$17.88

Redemption proceeds per share (99.00/100 of $17.88)[1]		$17.70

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2002

Investment Income:
Dividends (net of foreign taxes withheld of $29,695)			$26,188,633
Interest (including income on securities loaned of $325,284)			1,517,547

TOTAL INCOME			27,706,180

Expenses:
Management fee		$5,325,675
Custodian fees		139,270
Transfer and dividend disbursing agent fees and expenses		908,280
Directors'/Trustees' fees		18,340
Auditing fees		15,251
Legal fees		10,259
Portfolio accounting fees		181,868
Distribution services fee--Institutional Service Shares		1,620,383
Distribution services fee--Class C Shares		812,985
Shareholder services fee--Institutional Shares		2,816,748
Shareholder services fee--Institutional Service Shares		1,350,320
Shareholder services fee--Class C Shares		270,995
Share registration costs		60,486
Printing and postage		72,958
Insurance premiums		2,994
Miscellaneous		14,858

TOTAL EXPENSES		13,621,670

Waivers and Reimbursement:
Waiver of management fee	$(640,763)
Waiver of transfer and dividend disbursing agent fees and expenses	(72,272)
Waiver of distribution services fee--Institutional Service Shares	(1,350,320)
Waiver of shareholder services fee--Institutional Shares	(2,816,748)
Reimbursement of management fee	(5,299)

TOTAL WAIVERS AND REIMBURSEMENT		(4,885,402)

Net expenses			8,736,268

Net investment income			18,969,912

Realized and Unrealized Loss on Investments and Futures Contracts:
Net realized loss on investments			(45,225,193)
Net realized loss on future contracts			(6,829,861)
Net change in unrealized appreciation of investments and futures contracts			(231,122,406)

Net realized and unrealized loss on investments and futures contracts			(283,177,460)

Change in net assets resulting from operations			$(264,207,548)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2002	2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$18,969,912	$21,545,349
Net realized loss on investments and futures contracts	(52,055,054)	(45,106,348)
Net change in unrealized appreciation/depreciation of investments and futures contracts	(231,122,406)	(688,253,085)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(264,207,548)	(711,814,084)

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(13,543,574)	(17,755,992)
Institutional Service Shares	(4,824,801)	(5,957,748)
Class C Shares	(201,421)	(103,048)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(18,569,796)	(23,816,788)

Share Transactions:
Proceeds from sale of shares	546,629,146	853,341,820
Net asset value of shares issued to shareholders in payment of distributions declared	12,178,872	14,963,898
Cost of shares redeemed	(774,869,659)	(1,278,220,554)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(216,061,641)	(409,914,836)

Change in net assets	(498,838,985)	(1,145,545,708)

Net Assets:
Beginning of period	1,919,039,812	3,064,585,520

End of period (including undistributed net investment income of $1,772,603 and $1,372,487, respectively)	$1,420,200,827	$1,919,039,812

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2002

ORGANIZATION

Federated Index Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated Max-Cap Index Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares, and Class C Shares. The investment objective of the Fund is to provide investment results that generally correspond to the aggregate price and dividend performance of publicly-traded common stocks comprising the Standard & Poor's 500 Composite Stock Price Index.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's manager to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized for financial reporting purposes as required. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended (the "Code"), applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Net investment income, net realized gains (losses), and net assets were not affected by this reclassification.

As of October 31, 2002, the tax composition of dividends was as follows:

Ordinary income	$18,569,796
Long-term capital gains	--

As of October 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$1,771,015
Undistributed long-term capital gains	--
Unrealized appreciation	$360,121,796

At year end, there were no significant differences between GAAP basis and tax basis of components of net assets, other than differences in the net unrealized appreciation (depreciation) in the value of investments attributable to the tax treatment of wash sale loss deferrals.

At October 31, 2002, the Fund, for federal tax purposes, had a capital loss carryforward of $107,480,442, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$49,445,607
2009	$38,257,525
2010	$19,777,310

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the year ended October 31, 2002, the Fund had realized losses on futures contracts of $6,829,861.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At October 31, 2002, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Receive	Position	Unrealized Depreciation
December 2002	130 S&P 500 Index Futures	Long	$(184,752)

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned must be in cash or government securities. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the custodian securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of October 31, 2002, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$105,879,148	$109,991,162

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

Year Ended October 31	2002		2001
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	14,188,299	$284,289,685	18,635,028	$471,784,073
Shares issued to shareholders in payment of distributions declared	372,258	7,610,990	399,068	9,584,157
Shares redeemed	(21,213,018)	(435,881,119)	(31,434,203)	(797,723,483)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(6,652,461)	$(143,980,444)	(12,400,107)	$(316,355,253)

Year Ended October 31	2002		2001
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	10,990,773	$230,571,516	13,348,744	$332,494,055
Shares issued to shareholders in payment of distributions declared	216,124	4,399,518	220,091	5,294,027
Shares redeemed	(14,452,023)	(301,626,281)	(17,629,930)	(438,312,835)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(3,245,126)	$(66,655,247)	(4,061,095)	$(100,524,753)

Year Ended October 31	2002		2001
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,516,165	$31,767,945	1,973,434	$49,063,692
Shares issued to shareholders in payment of distributions declared	8,706	168,364	3,489	85,714
Shares redeemed	(1,827,851)	(37,362,259)	(1,695,936)	(42,184,236)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(302,980)	$(5,425,950)	280,987	$6,965,170

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(10,200,567)	$(216,061,641)	(16,180,215)	$(409,914,836)

MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

Federated Investment Management Company, the Fund's manager (the "Manager"), receives for its services an annual investment management fee equal to 0.30% of the Fund's average daily net assets. The Manager may voluntarily choose to waive any portion of its fee. The Manager can modify or terminate this voluntary waiver at any time at its sole discretion. Under the terms of a sub-management agreement between the Manager and Deutsche Asset Management, Inc. (the "Sub-Manager"), the Sub-Manager receives an annual fee from the Manager equal to 0.022% of the Fund's average daily net assets.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund, which is managed by the Manager. The Manager has agreed to reimburse certain investment management fees as a result of these transactions.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.30%
Class C Shares	0.75%

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company ("FServ"), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the year ended October 31, 2002, were as follows:

Purchases	$304,996,162
Sales	$438,859,675

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

The Fund did not designate any long-term capital dividends for the year ended October 31, 2002.

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES OF FEDERATED INDEX TRUST AND SHAREHOLDERS OF FEDERATED MAX-CAP INDEX FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Max-Cap Index Fund (one of the portfolios constituting the Federated Index Trust) as of October 31, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Max-Cap Index Fund of the Federated Index Trust at October 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

/s/Ernst & Young LLP

Boston, Massachusetts
December 11, 2002

Board of Trustees and Trust Officers

The following table gives information about each Board member and the senior officers of the Fund. The tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of 139 investment company portfolios. Unless otherwise noted, each Board member: oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--five portfolios; CCMI Funds--two portfolios; Regions Funds--eight portfolios; Riggs Funds--nine portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon req uest, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held

John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: January 1990	Principal Occupations: Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 1990

Principal Occupations: President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: January 1990

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held

Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: October 1995

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, Member of Executive Committee, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3201 Tamiami Trail North Naples, FL TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998

Principal Occupations: Director or Trustee of the Federated Fund Complex; Partner, Andersen Worldwide SC (prior to 9/1/97).

Other Directorships Held: Director, Michael Baker Corporation (engineering and energy services worldwide).

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: January 1990

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Other Directorships Held: Director, Walsh & Kelly, Inc. (heavy highway contractor).

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Address Positions Held with Trust	Principal Occupation(s) and Previous Positions

Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE President

Principal Occupations: President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER	Principal Occupations: Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT

Principal Occupations: President or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Stephen F. Auth Birth Date: November 28, 1942 CHIEF INVESTMENT OFFICER

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.

Previous Positions: Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

A Statement of Additional Information (SAI) dated December 31, 2002, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

[Logo of Federated]

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Federated Max-Cap Index Fund

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Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Investment Company Act File No. 811-6061

Federated is a registered mark of Federated Investors, Inc.
2002 ©Federated Investors, Inc.

Cusip 31420E502

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G00717-01 (12/02)

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[Logo of Federated]

Federated Max-Cap Index Fund

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A Portfolio of Federated Index Trust

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PROSPECTUS

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December 31, 2002

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INSTITUTIONAL SHARES

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A mutual fund seeking to provide investment results that generally correspond to the aggregate price and dividend performance of publicly-traded common stocks comprising the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's.

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As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary	1
What are the Fund's Fees and Expenses?	4
What are the Fund's Investment Strategies?	6
What are the Principal Securities in Which the Fund Invests?	6
What are the Specific Risks of Investing in the Fund?	7
What do Shares Cost?	8
How is the Fund Sold?	8
How to Purchase Shares	9
How to Redeem Shares	10
Account and Share Information	12
Who Manages the Fund?	13
Financial Information	14
Report of Ernst & Young LLP, Independent Auditors	40

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide investment results that generally correspond to the aggregate price and dividend performance of publicly-traded common stocks comprising the Standard & Poor's 500 Composite Stock Price Index ("Index"). While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund normally invests its assets primarily in common stocks included in the Index.

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The Fund's investment manager ("Manager") has received an exemptive order from the SEC to permit the Trust and the Board of Trustees to appoint and replace subadvisers for the Fund and to enter into and amend the Fund's subadvisory agreements without further shareholder approval. See "Who Manages the Fund?"

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's share price may decline suddenly or over a sustained period of time.
  Sector Risks. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund's performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.
  Credit Risk. Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

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Risk/Return Bar Chart and Table

The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The Fund's Institutional Shares are sold without a sales charge (load). The total returns shown in the bar chart above are based upon net asset value.

The Fund's Institutional Shares total return for the nine-month period from January 1, 2002 to September 30, 2002 was (28.39)%.

Within the period shown in the bar chart, the Fund's Institutional Shares highest quarterly return was 21.22% (quarter ended December 31, 1998.) Its lowest quarterly return was (14.72)% (quarter ended September 30, 2001).

Average Annual Total Return Table

Return Before Taxes is shown. In addition, Return After Taxes is shown for Institutional Shares to illustrate the effect of federal taxes on the Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard and Poor's 500 Index (S&P 500), a broad-based market index. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The Indexes are unmanaged, and it is not possible to invest directly in an index.

(For the periods ended December 31, 2001)

	1 Year	5 Years	10 Years
Fund:
Return Before Taxes	(12.22)%	10.21%	12.48%
Return After Taxes on Distributions[1]	(12.61)%	9.40%	10.76%
Return After Taxes on Distributions and Sale of Fund Shares[1]	(7.45)%	8.09%	9.71%
S&P 500	(11.88)%	10.70%	12.93%

1 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

What are the Fund's Fees and Expenses?

FEDERATED MAX-CAP INDEX FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.30%
Distribution (12b-1) Fee	None
Shareholder Services Fee[3]	0.25%
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.63%
1 Although not contractually obligated to do so, the Manager and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended October 31, 2002.
Total Waivers of Fund Expenses	0.29%
Total Actual Annual Fund Operating Expenses (after waivers)	0.34%
2 The Manager voluntarily waived a portion of the management fee. The Manager can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.26% for the fiscal year ended October 31, 2002.
3 The shareholder services fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund's Institutional Shares (after the voluntary waiver) was 0.00% for the fiscal year ended October 31, 2002.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$ 64
3 Years	$202
5 Years	$351
10 Years	$786

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What are the Fund's Investment Strategies?

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In pursuing its investment objective, the Fund normally invests its assets primarily in common stocks included in the Index. As of November 30, 2002 the capitalization range of the issuers comprising the Index was $209 million to $313,122 million. As of the same date, the weighted median market capitalization of the Fund was $54.3 billion. Market capitalization is determined by multiplying the number of outstanding shares of an issuer by the current market price per share. Except as noted below, the Fund seeks to reduce the difference in the Fund's portfolio performance relative to the Index ("tracking error") by investing in a portfolio that seeks to replicate, as closely as possible, the composition of the Index. The Fund attempts to achieve a 0.95 or better correlation between the performance of the Fund and, that of the Index. The Fund also may employ the following strategies to attempt to further reduce tracking error: (1) buying and selling securities after announced changes in the Index but before the effective date of the changes; (2) purchasing Index futures contracts in amounts approximating the cash held in the Fund's portfolio; and (3) lending the Fund's securities to broker-dealers or other institutions to earn income for the Fund.

With respect to a portion of its portfolio, the Fund may slightly over- or under-weight positions in a limited number of securities within the Index based upon the Sub-Manager's quantitative analysis of the securities. The analysis seeks to identify securities likely to have predictable returns based on events affecting the issuer (either positive or negative), valuation and price momentum. Through this strategy, the Fund seeks to improve the performance of its portfolio relative to the Index to compensate for Fund expenses and tracking error. Because the Fund refers to Index investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in index investments.

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What are the Principal Securities in Which the Fund Invests?

EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund may invest.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

STOCK INDEX FUTURES

Stock index futures provide for the future sale by one party and purchase by another party of a specified amount of an index at a price, date, and time specified when the contract is made. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. Futures are considered to be commodity contracts.

Securities Lending

The Fund may lend portfolio securities to borrowers that the Manager deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to credit risks.

What are the Specific Risks of Investing in the Fund?

STOCK MARKET RISKS

  The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline. The Fund's investment in stock index futures will be subject to the same risk.

SECTOR RISKS

  Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Manager allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

CREDIT RISKS

  Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

What do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV).

The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The Fund generally values equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market).

Futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option.

The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

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The Fund offers three share classes: Institutional Shares, Institutional Service Shares and Class C Shares each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions acting on behalf of their customers or to individuals, directly or through investment professionals.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

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DIRECTLY FROM THE FUND

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  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

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Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

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BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.
DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends quarterly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

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Fund distributions are expected to be both dividends and capital gains. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

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Who Manages the Fund?

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The Board of Trustees governs the Fund. The Board selects and oversees the Manager, Federated Investment Management Company. The Manager, in turn, oversees the management of the Fund's assets by the Sub-Manager, Deutsche Asset Management, Inc. The Manager's responsibilities include selecting the Sub-Manager and continued review and evaluation of the Sub-Manager's performance. The Manager's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The Manager has delegated daily management of the Fund's assets to the Sub-Manager, who is paid by the Manager and not by the Fund, based on net assets under management. The Sub-Manager has complete discretion, subject to the Manager's oversight, to purchase and sell portfolio securities for the Fund. The Sub-Manager's address is 280 Park Avenue, 28th Floor, New York, NY 10013. As of September 30, 2002, the Sub-Manager had approximately $111.5 billion in assets under management. The Manager and other subsidiaries of Federated advise approximately 139 mutual funds and separate accounts, which totaled approximately $180 billion in assets as of December 31, 2001. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,800 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

On September 27, 2002, Northern Trust Investments, Inc. (Northern) announced its intention to acquire the passive asset management business of the Sub-Manager. Upon the acquisition by Northern, the current subadvisory agreement with the Sub-Manager will automatically terminate. The Board has approved an interim agreement with Northern that may go into effect if the Board has not approved a permanent subadvisory agreement prior to the termination of the current subadvisory agreement.

The Manager is ultimately responsible for the Fund's investment performance because of its responsibility to oversee sub-managers. The Manager has been granted an exemptive order from the SEC, which permits the Manager, subject to approval by the Board of Trustees, to hire and terminate sub-managers and to change materially the terms of sub-management agreements, including the compensation paid to sub-managers by the Manager, without the approval of the shareholders of the Fund. The Fund will notify shareholders of any change in sub-managers. The current Sub-Manager has no affiliations with the Fund or the Manager other than as Sub-Manager. The Manager, not the Fund, pays the fees of the Sub-Manager.

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MANAGEMENT FEES

The Manager receives an annual investment management fee of 0.30% of the Fund's average daily net assets. The Manager may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information

FINANCIAL HIGHLIGHTS

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The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

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Financial Highlights

(For a Share Outstanding Throughout Each Period)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors, on Page 40.

Year Ended October 31	2002	2001	2000	1999	1998
Net Asset Value, Beginning of Period	$21.51	$29.08	$28.09	$22.91	$19.70
Income From Investment Operations:
Net investment income	0.26	0.27	0.29	0.31	0.31
Net realized and unrealized gain (loss) on investments and futures contracts	(3.55)	(7.56)	1.23	5.38	3.83

TOTAL FROM INVESTMENT OPERATIONS	(3.29)	(7.29)	1.52	5.69	4.14

Less Distributions:
Distributions from net investment income	(0.25)	(0.28)	(0.28)	(0.29)	(0.31)
Distributions from net realized gain on investments and futures contracts	--	--	(0.25)	(0.22)	(0.62)

TOTAL DISTRIBUTIONS	(0.25)	(0.28)	(0.53)	(0.51)	(0.93)

Net Asset Value, End of Period	$17.97	$21.51	$29.08	$28.09	$22.91

Total Return[1]	(15.41)%	(25.15)%	5.40%	25.11%	21.56%

Ratios to Average Net Assets:

Expenses	0.34%	0.34%	0.34%	0.32%	0.31%

Net investment income	1.22%	1.03%	0.98%	1.18%	1.40%

Expense waiver/reimbursement[2]	0.29%	0.26%	0.25%	0.28%	0.27%

Supplemental Data:

Net assets, end of period (000 omitted)	$906,710	$1,228,402	$2,021,341	$2,003,590	$1,445,175

Portfolio turnover	18%	7%	11%	3%	3%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

October 31, 2002

Shares			Value
		COMMON STOCKS--98.6%[1]
		Consumer Discretionary--13.5%
765,777	[2]	AOL Time Warner, Inc.	$11,295,211
18,664	[2,3]	American Greetings Corp., Class A	280,707
20,830	[2,3]	AutoZone, Inc.	1,786,589
56,814	[2]	Bed Bath & Beyond, Inc.	2,014,624
65,140	[2,3]	Best Buy Co., Inc.	1,342,535
15,821	[2]	Big Lots, Inc.	262,629
13,741	[3]	Black & Decker Corp.	642,529
26,699	[3]	Brunswick Corp.	549,465
1	[2]	CarMax, Inc.	16
97,007	[3]	Carnival Corp., Class A	2,533,823
10,793	[3]	Centex Corp.	490,866
35,969		Circuit City Stores, Inc.	356,453
107,757	[2]	Clear Channel Communications, Inc.	3,992,397
162,077	[2,3]	Comcast Corp., Class A	3,729,392
26,602		Cooper Tire & Rubber Co.	346,092
85,104		Costco Wholesale Corp.	2,887,579
26,128		Dana Corp.	261,280
29,282	[3]	Darden Restaurants, Inc.	555,772
97,352		Delphi Corp.	677,570
14,616	[3]	Dillards, Inc., Class A	241,018
57,028		Dollar General Corp.	796,111
14,407		Dow Jones & Co., Inc.	505,974
50,605	[3]	Eastman Kodak Co.	1,667,435
22,160		Family Dollar Stores, Inc.	682,306
38,841	[2]	Federated Department Stores, Inc.	1,192,419
311,509		Ford Motor Co.	2,635,366
23,049	[3]	Fortune Brands, Inc.	1,153,833
44,280		Gannett Co., Inc.	3,362,180
151,060	[3]	Gap (The), Inc.	1,777,976
99,425	[3]	General Motors Corp.	3,305,881
28,108		Goodyear Tire & Rubber Co.	199,567
56,420		Harley Davidson, Inc.	2,950,766
21,944	[2]	Harrah's Entertainment, Inc.	921,648
31,714	[3]	Hasbro, Inc.	324,117
		COMMON STOCKS--continued[1]
		Consumer Discretionary--continued
64,962		Hilton Hotels Corp.	$799,033
411,689		Home Depot, Inc.	11,889,578
15,484	[2]	International Game Technology	1,164,552
63,219		Interpublic Group Cos., Inc.	756,731
15,303		Johnson Controls, Inc.	1,193,634
25,235	[2]	Jones Apparel Group, Inc.	874,140
8,796	[3]	KB Home	415,171
14,297		Knight-Ridder, Inc.	860,393
60,208	[2]	Kohl's Corp.	3,519,158
27,851		Leggett and Platt, Inc.	580,693
74,146	[3]	Limited, Inc.	1,161,868
22,378	[3]	Liz Claiborne, Inc.	665,074
138,707		Lowe's Cos., Inc.	5,788,243
41,623	[3]	Marriott International, Inc., Class A	1,287,399
60,861		Mattel, Inc.	1,117,408
43,943		May Department Stores Co.	1,026,069
13,278		Maytag Corp.	342,572
218,300		McDonald's Corp.	3,953,413
31,057		McGraw-Hill Cos., Inc.	2,003,176
6,459		Meredith Corp.	294,207
28,305		New York Times Co., Class A	1,370,245
45,910		Newell Rubbermaid, Inc.	1,488,402
48,235		Nike, Inc., Class B	2,276,210
19,280	[3]	Nordstrom, Inc.	384,058
53,953	[2]	Office Depot, Inc.	776,384
32,226	[3]	Omnicom Group, Inc.	1,857,184
38,490	[3]	Penney (J.C.) Co., Inc.	733,234
6,896	[3]	Pulte Homes, Inc.	316,664
31,785		Radioshack Corp.	664,307
18,898	[2]	Reebok International Ltd.	533,869
54,240		Sears, Roebuck & Co.	1,424,342
26,023		Sherwin-Williams Co.	711,729
9,603		Snap-On Inc.	250,158
14,613		Stanley Works	473,023
73,360	[2]	Staples, Inc.	1,131,211
71,584	[2,3]	Starbucks Corp.	1,706,563
34,633	[3]	Starwood Hotels & Resorts Worldwide, Inc.	806,949
77,042		TJX Cos., Inc.	1,580,902
		COMMON STOCKS--continued[1]
		Consumer Discretionary--continued
27,968	[2,3]	TMP Worldwide, Inc.	$432,945
22,341		TRW, Inc.	1,190,775
156,113		Target Corp.	4,702,124
19,596		Tiffany & Co.	513,023
36,942	[2,3]	Toys 'R' Us, Inc.	369,051
55,947		Tribune Co.	2,688,253
9,602		Tupperware Corp.	154,976
43,467	[2,3]	Univision Communications, Inc., Class A	1,126,230
15,730	[3]	V.F. Corp.	579,179
305,242	[2]	Viacom, Inc., Class B	13,616,846
23,314		Visteon Corp.	153,639
760,030		Wal-Mart Stores, Inc.	40,699,607
342,817		Walt Disney Co.	5,725,044
23,119		Wendy's International, Inc.	732,410
11,742		Whirlpool Corp.	547,295
55,540	[2]	Yum! Brands, Inc.	1,251,316
51,100	[2,3]	eBay, Inc.	3,231,564

		TOTAL	191,614,349

		Consumer Staples--9.6%
7,511	[3]	Alberto-Culver Co., Class B	387,718
63,775	[3]	Albertsons, Inc.	1,422,820
147,424		Anheuser-Busch Cos., Inc.	7,778,090
111,874		Archer-Daniels-Midland Co.	1,523,724
40,568		Avon Products, Inc.	1,967,142
9,730	[3]	Brown-Forman Corp., Class B	703,382
62,294		CVS Corp.	1,727,413
53,490		Campbell Soup Co.	1,127,569
39,573		Clorox Co.	1,778,015
422,582		Coca-Cola Co.	19,641,611
86,137		Coca-Cola Enterprises, Inc.	2,053,506
92,140	[3]	Colgate-Palmolive Co.	5,065,857
80,404		ConAgra, Inc.	1,949,797
6,244	[3]	Coors Adolph Co., Class B	427,589
62,755	[3]	General Mills, Inc.	2,593,037
177,143		Gillette Co.	5,293,033
63,602		Heinz (H.J.) Co.	2,045,440
23,461		Hershey Foods Corp.	1,526,607
67,007		Kellogg Co.	2,134,843
		COMMON STOCKS--continued[1]
		Consumer Staples--continued
86,486		Kimberly-Clark Corp.	$4,454,029
135,521		Kroger Co.	2,011,132
30,043		Loews Corp.	1,296,055
48,424		Pepsi Bottling Group (The), Inc	1,305,027
303,245		PepsiCo, Inc.	13,373,105
368,562		Philip Morris Cos., Inc.	15,018,902
221,987		Procter & Gamble Co.	19,634,750
15,800		R.J. Reynolds Tobacco Holdings, Inc.	640,690
79,823	[2]	Safeway, Inc.	1,843,911
129,487		Sara Lee Corp.	2,956,188
22,890	[3]	SUPERVALU, Inc.	384,552
109,972		Sysco Corp.	3,483,913
32,977		UST, Inc.	1,008,766
175,896		Walgreen Co.	5,936,490
19,234	[3]	Winn-Dixie Stores, Inc.	288,895
36,446		Wrigley (Wm.), Jr. Co.	1,923,255

		TOTAL	136,706,853

		Energy--5.7%
15,387		Amerada-Hess Corp.	789,353
48,410		Anadarko Petroleum Corp.	2,156,181
19,020		Apache Corp.	1,028,221
9,020		Ashland, Inc.	236,775
31,400	[2,3]	BJ Services Co.	952,362
58,181	[3]	Baker Hughes, Inc.	1,690,158
40,510	[3]	Burlington Resources, Inc.	1,669,012
181,487		ChevronTexaco Corp.	12,273,966
114,196		ConocoPhillips	5,538,506
25,310	[3]	Devon Energy Corp.	1,278,155
20,303	[3]	EOG Resources, Inc.	751,820
1,154,871		Exxon Mobil Corp.	38,872,958
75,048		Halliburton Co.	1,214,277
23,289		Kerr-McGee Corp.	1,013,071
47,277		Marathon Oil Corp.	988,089
23,990	[2]	Nabors Industries Inc.	838,930
25,478	[2,3]	Noble Corp.	823,449
60,451		Occidental Petroleum Corp.	1,724,667
22,752	[2]	Rowan Companies, Inc.	463,913
99,856		Schlumberger Ltd.	4,005,224
		COMMON STOCKS--continued[1]
		Energy--continued
13,160		Sunoco Inc.	$394,537
53,090	[2]	Transocean Sedco Forex, Inc.	1,166,918
37,926	[3]	Unocal Corp.	1,048,275

		TOTAL	80,918,817

		Financials--20.2%
84,982		AFLAC, Inc.	2,586,852
37,474	[3]	AON Corp.	686,898
43,800	[3]	ACE, Ltd.	1,346,850
120,525		Allstate Corp.	4,794,484
18,473	[3]	Ambac Financial Group, Inc.	1,141,631
227,995		American Express Co.	8,292,178
446,832		American International Group, Inc.	27,949,342
67,552	[3]	AmSouth Bancorporation	1,324,019
78,585		BB&T Corp.	2,848,706
201,465		Bank One Corp.	7,770,505
257,461		Bank of America Corp.	17,970,778
125,039		Bank of New York Co., Inc.	3,251,014
16,834		Bear Stearns Cos., Inc.	1,027,716
37,967	[3]	Capital One Financial Corp.	1,156,854
39,890		Charter One Financial, Inc.	1,207,869
22,695		Chubb Corp.	1,280,225
25,095	[3]	Cincinnati Financial Corp.	953,359
867,119		Citigroup, Inc.	32,040,047
30,423		Comerica, Inc.	1,328,268
24,986	[3]	Countrywide Credit Industries, Inc.	1,257,046
69,667	[3]	Equity Office Properties Trust	1,677,581
43,600		Equity Residential Properties Trust	1,034,192
119,234		Federal Home Loan Mortgage Corp.	7,342,430
170,516		Federal National Mortgage Association	11,400,700
97,907	[3]	Fifth Third Bancorp	6,217,094
22,000	[3]	First Tennessee National Corp.	815,760
185,172		Fleet Boston Financial Corp.	4,331,173
41,480		Franklin Resources, Inc.	1,368,425
26,509		Golden West Financial Corp.	1,830,712
81,500		Goldman Sachs Group, Inc.	5,835,400
42,570		Hartford Financial Services Group, Inc.	1,681,515
78,468		Household International, Inc.	1,864,400
35,409		Huntington Bancshares, Inc.	669,584
		COMMON STOCKS--continued[1]
		Financials--continued
342,228		J.P. Morgan Chase & Co.	$7,101,231
23,259		Jefferson-Pilot Corp.	933,849
49,681	[3]	John Hancock Financial Services, Inc.	1,455,653
78,079		KeyCorp	1,907,470
41,704		Lehman Brothers Holdings, Inc.	2,221,572
31,508		Lincoln National Corp.	961,309
25,631	[3]	MBIA Inc.	1,118,793
213,697		MBNA Corp.	4,340,186
21,864	[3]	MGIC Investment Corp.	917,413
89,410		Marsh & McLennan Cos., Inc.	4,176,341
32,000		Marshall & Ilsley Corp.	901,120
72,917		Mellon Financial Corp.	2,062,822
148,025		Merrill Lynch & Co., Inc.	5,617,549
127,141		MetLife, Inc.	3,036,127
31,317		Moody's Corp.	1,475,031
172,556		Morgan Stanley, Dean Witter & Co.	6,715,880
101,167		National City Corp.	2,744,661
28,300		North Fork Bancorporation, Inc.	1,088,418
30,469		Northern Trust Corp.	1,060,931
51,912		PNC Financial Services Group	2,110,742
27,800		Plum Creek Timber Co., Inc. - REIT	628,558
59,400	[3]	Principal Financial Group, Inc.	1,666,170
34,679		Progressive Corp., Ohio.	1,907,345
49,936	[2]	Providian Financial Corp.	222,215
103,200	[2]	Prudential Financial, Inc.	3,013,440
35,035		Regions Financial Corp.	1,186,635
19,022	[3]	SAFECO Corp.	676,422
26,580		SLM Corporation	2,730,829
234,386		Schwab (Charles) Corp.	2,151,663
30,300	[3]	Simon Property Group, Inc.	1,034,745
54,061		SouthTrust Corp.	1,385,043
37,177	[3]	St. Paul Cos., Inc.	1,219,406
56,062		State Street Corp.	2,319,285
38,092	[3]	Stilwell Financial, Inc.	446,057
49,191		SunTrust Banks, Inc.	2,992,780
44,155		Synovus Financial Corp.	904,736
16,154		T. Rowe Price Group, Inc.	456,027
16,837		Torchmark Corp.	602,765
		COMMON STOCKS--continued[1]
		Financials--continued
1	[2]	Travelers Property Casualty Corp., Class A	$13
178,546	[2]	Travelers Property Casualty Corp., Class B	2,413,942
321,563		U.S. Bancorp	6,781,764
48,953		UNUMProvident Corp.	1,004,516
38,785		Union Planters Corp.	1,096,064
234,749		Wachovia Corp.	8,166,918
170,625	[3]	Washington Mutual, Inc.	6,101,550
291,249		Wells Fargo & Co.	14,699,337
22,636		XL Capital Ltd.	1,723,731
15,767		Zions Bancorp	633,991

		TOTAL	286,396,652

		Healthcare--14.7%
265,641		Abbott Laboratories	11,122,389
1	[2]	Advanced Medical Optics, Inc.	10
25,276		Aetna Inc.	1,018,623
22,696		Allergan, Inc.	1,235,797
17,392	[3]	AmerisourceBergen Corp.	1,237,441
221,462	[2,3]	Amgen, Inc.	10,311,271
24,163	[2,3]	Anthem, Inc.	1,522,269
28,148	[3]	Applera Corp.- Applied Biosystems Group.	569,434
8,952		Bard (C.R.), Inc.	500,685
9,332	[3]	Bausch & Lomb, Inc.	290,225
82,924		Baxter International, Inc.	2,074,758
39,628		Becton, Dickinson & Co.	1,169,422
25,778	[2,3]	Biogen, Inc.	945,795
52,604		Biomet, Inc.	1,549,714
72,838	[2]	Boston Scientific Corp.	2,740,894
333,025		Bristol-Myers Squibb Co.	8,195,745
23,970		CIGNA Corp.	866,276
79,408		Cardinal Health, Inc.	5,495,828
35,494	[2]	Chiron Corp.	1,402,013
33,388	[2]	Forest Laboratories, Inc.	3,271,690
37,200	[2,3]	Genzyme Corp.	1,036,020
52,388	[2]	Guidant Corp.	1,549,113
87,208	[3]	HCA, Inc.	3,792,676
46,200	[3]	Health Management Association, Class A	883,344
68,719	[2]	HEALTHSOUTH, Corp.	298,928
29,031	[2]	Humana, Inc.	353,598
		COMMON STOCKS--continued[1]
		HealthCare--continued
37,673		IMS Health, Inc.	$566,602
508,162		Johnson & Johnson	29,854,517
43,761	[2]	King Pharmaceuticals, Inc.	671,731
192,866		Lilly (Eli) & Co.	10,704,063
22,843	[2]	Manor Care, Inc.	451,606
50,066		McKesson HBOC, Inc.	1,492,467
42,337	[2]	Medimmune, Inc.	1,081,710
205,183		Medtronic, Inc.	9,192,198
385,420		Merck & Co., Inc.	20,905,181
1,042,178		Pfizer, Inc.	33,109,995
232,673		Pharmacia Corp.	10,004,939
31,598	[2]	Quintiles Transnational Corp.	339,679
252,632		Schering Plough Corp.	5,393,693
36,704		St. Jude Medical, Inc.	1,307,029
31,751		Stryker Corp.	2,003,488
88,205	[2]	Tenet Healthcare Corp.	2,535,894
54,318		UnitedHealth Group, Inc.	4,940,222
19,572	[2]	Watson Pharmaceuticals, Inc.	538,034
26,132	[2]	Wellpoint Health Networks, Inc.	1,965,388
209,254		Wyeth	7,010,009
33,294	[2]	Zimmer Holdings, Inc.	1,372,379

		TOTAL	208,874,782

		Industrials--11.2%
66,776		3M Co.	8,476,545
26,643	[3]	AMR Corp.	125,755
33,843	[2]	Allied Waste Industries, Inc.	275,820
44,659	[2]	American Power Conversion Corp.	576,994
14,000	[2]	American Standard Cos., Inc.	933,800
34,700	[2,3]	Apollo Group, Inc., Class A	1,440,050
103,105		Automatic Data Processing, Inc.	4,385,056
16,642	[3]	Avery Dennison Corp.	1,035,798
31,243	[3]	Block (H&R), Inc.	1,386,564
150,105		Boeing Co.	4,465,624
60,438		Burlington Northern Santa Fe	1,555,070
36,532		CSX Corp.	1,008,283
45,338		Caterpillar, Inc.	1,852,057
188,663	[2]	Cendant Corp.	2,169,624
26,337	[3]	Cintas Corp.	1,244,950
		COMMON STOCKS--continued[1]
		Industrials--continued
88,486	[2]	Concord EFS, Inc.	$1,263,580
29,625	[2]	Convergys Corp.	440,820
18,857		Cooper Industries, Inc., Class A	593,807
7,765		Crane Co.	142,643
11,617	[3]	Cummins Inc.	278,343
25,920	[3]	Danaher Corp.	1,499,472
48,086		Deere & Co.	2,230,710
21,354	[3]	Delta Air Lines, Inc.	215,248
10,715		Deluxe Corp.	495,247
29,593		Donnelley (R.R.) & Sons Co.	593,340
29,902	[3]	Dover Corp.	749,942
12,127		Eaton Corp.	829,366
70,052		Emerson Electric Co.	3,375,105
19,216		Equifax, Inc.	452,729
36,467	[2,3]	Fiserv, Inc.	1,139,229
53,968	[2]	FedEx Corp.	2,870,558
129,608		First Data Corp.	4,528,504
22,156		Fluor Corp.	523,989
35,058		General Dynamics Corp.	2,774,140
1,693,336		General Electric Co.	42,756,734
23,067		Genuine Parts Co.	681,399
24,690	[3]	Goodrich (B.F.) Co.	372,819
13,247		Grainger (W.W.), Inc.	641,950
149,218		Honeywell International, Inc.	3,572,279
19,696		ITT Industries, Inc.	1,279,846
50,809		Illinois Tool Works, Inc.	3,119,673
27,942		Ingersoll-Rand Co., Class A	1,089,738
78,388		Lockheed Martin Corp.	4,538,665
94,136		Masco Corp.	1,935,436
11,280	[2]	McDermott International, Inc.	40,044
16,763	[3]	Navistar International Corp.	375,826
59,953		Norfolk Southern Corp.	1,211,051
18,614	[3]	Northrop Grumman Corp.	1,919,662
25,331	[3]	PACCAR, Inc.	1,117,604
15,989		Pall Corp.	277,729
24,697	[3]	Parker-Hannifin Corp.	1,077,530
51,257		Paychex, Inc.	1,477,227
37,303		Pitney Bowes, Inc.	1,251,516
		COMMON STOCKS--continued[1]
		Industrials--continued
13,960	[2,3]	Power-One, Inc.	$75,119
68,855		Raytheon Co.	2,031,223
37,094	[3]	Robert Half International, Inc.	619,470
26,143		Rockwell Collins	589,002
24,143		Rockwell Automation Inc.	399,567
10,686		Ryder Systems, Inc.	245,244
36,586	[2,3]	Sabre Group Holdings, Inc.	701,719
132,446		Southwest Airlines Co.	1,933,712
23,630		Textron, Inc.	968,830
18,201	[2]	Thomas & Betts Corp.	301,409
575		Timken Co.	10,477
341,692		Tyco International Ltd.	4,940,866
43,295		Union Pacific Corp.	2,556,570
192,100		United Parcel Service, Inc.	11,527,921
81,461		United Technologies Corp.	5,023,700
99,824		Waste Management, Inc.	2,297,948

		TOTAL	158,888,267

		Information Technology--14.2%
143,822	[2]	ADC Telecommunications, Inc.	227,239
32,055	[3]	Adobe System, Inc.	757,780
58,834	[2]	Advanced Micro Devices, Inc.	361,241
79,559	[2]	Agilent Technologies, Inc.	1,093,936
66,039	[2]	Altera Corp.	773,977
61,724	[2]	Analog Devices, Inc.	1,654,203
15,303	[2,3]	Andrew Corp.	131,606
60,999	[2,3]	Apple Computer, Inc.	980,254
282,010	[2]	Applied Materials, Inc.	4,238,610
51,533	[2]	Applied Micro Circuits Corp.	200,979
20,760		Autodesk, Inc.	242,892
52,039	[2,3]	Avaya, Inc.	104,078
42,324	[2]	BMC Software, Inc.	674,645
57,711	[2]	Broadcom Corp., Class A	691,378
74,349	[2]	CIENA Corp.	273,604
1,263,428	[2]	Cisco Systems, Inc.	14,125,125
32,530	[2,3]	Citrix Systems, Inc.	245,601
100,097		Computer Associates International, Inc.	1,487,441
29,241	[2]	Computer Sciences Corp.	944,192
67,570	[2]	Compuware Corp.	327,782
		COMMON STOCKS--continued[1]
		Information Technology--continued
32,225	[2]	Comverse Technology, Inc.	$234,920
163,800	[2]	Corning, Inc.	306,306
448,299	[2]	Dell Computer Corp.	12,825,834
377,286		EMC Corp. Mass	1,927,931
25,700	[2,3]	Electronic Arts, Inc.	1,673,584
82,180	[3]	Electronic Data Systems Corp.	1,237,631
55,578	[2,3]	Gateway, Inc.	166,734
522,550		Hewlett-Packard Co.	8,256,290
1,141,616		Intel Corp.	19,749,957
290,243		International Business Machines Corp.	22,911,782
38,865	[2]	Intuit, Inc.	2,017,871
234,142	[2]	JDS Uniphase Corp.	527,054
49,785	[2,3]	Jabil Circuit, Inc.	768,183
35,925	[2,3]	KLA-Tencor Corp.	1,280,008
63,614	[2]	LSI Logic Corp.	375,323
23,618	[2]	Lexmark International Group, Class A	1,403,382
43,014		Linear Technology Corp.	1,188,907
590,288	[2,3]	Lucent Technologies, Inc.	726,054
55,441	[2]	Maxim Integrated Products, Inc.	1,765,241
19,532	[2,3]	Mercury Interactive Corp.	515,059
103,498	[3]	Micron Technology, Inc.	1,655,968
929,659	[2]	Microsoft Corp.	49,708,867
8,377	[2,3]	Millipore Corp.	284,902
37,681	[3]	Molex, Inc.	995,155
393,821	[3]	Motorola, Inc.	3,611,339
1	[2]	Mykrolis Corp.	6
21,937	[2,3]	NCR Corp.	487,879
26,600	[2,3]	NVIDIA Corp.	316,540
30,807	[2]	National Semiconductor Corp.	409,117
57,361	[2,3]	Network Appliance, Inc.	514,586
65,023	[2]	Novell, Inc.	158,006
25,021	[2,3]	Novellus Systems, Inc.	790,664
931,713	[2]	Oracle Corp.	9,494,155
28,595	[2,3]	PMC-Sierra, Inc.	139,258
48,583	[2]	Parametric Technology Corp.	112,227
54,278	[2]	Peoplesoft, Inc.	982,432
20,607		PerkinElmer, Inc.	143,425
16,166	[2,3]	Qlogic Corp.	561,930
		COMMON STOCKS--continued[1]
		Information Technology--continued
132,289	[2]	Qualcomm, Inc.	$4,566,616
35,200	[2]	Rational Software Corp.	233,024
90,501	[2]	Sanmina Corp.	278,743
26,980		Scientific-Atlanta, Inc.	329,426
82,682	[2]	Siebel Systems, Inc.	621,769
133,505	[2,3]	Solectron Corp.	300,386
557,286	[2]	Sun Microsystems, Inc.	1,650,124
48,400	[2]	SunGard Data Systems, Inc.	1,073,028
39,341		Symbol Technologies, Inc.	340,300
22,056	[2]	Tektronix, Inc.	389,730
70,785	[2,3]	Tellabs, Inc.	543,629
31,401	[2,3]	Teradyne, Inc.	380,266
297,153		Texas Instruments, Inc.	4,712,847
34,853	[2]	Thermo Electron Corp.	640,947
57,022	[2,3]	Unisys Corp.	497,802
71,165	[2]	Veritas Software Corp.	1,085,266
22,600	[2]	Waters Corp.	569,068
123,922	[2,3]	Xerox Corp.	822,842
57,812	[2]	Xilinx, Inc.	1,097,850
110,399	[2,3]	Yahoo!, Inc.	1,647,153

		TOTAL	201,541,886

		Materials--2.6%
35,832		Air Products & Chemicals, Inc.	1,583,774
144,548		Alcoa, Inc.	3,188,729
13,745		Allegheny Technologies, Inc.	94,153
14,022		Ball Corp.	679,085
13,538		Bemis Co., Inc.	705,194
9,906		Boise Cascade Corp.	235,664
159,837		Dow Chemical Co.	4,154,164
163,206		Du Pont (E.I.) de Nemours & Co.	6,732,247
16,396		Eastman Chemical Co.	595,831
19,203	[3]	Ecolab, Inc.	926,545
17,163		Engelhard Corp.	380,160
46,911	[2,3]	Freeport-McMoRan Copper & Gold, Inc., Class B	572,314
39,490		Georgia-Pacific Corp.	481,778
8,555		Great Lakes Chemical Corp.	208,058
18,658	[2]	Hercules, Inc.	179,117
12,342	[3]	International Flavors & Fragrances, Inc.	414,074
		COMMON STOCKS--continued[1]
		Materials--continued
82,426		International Paper Co.	$2,879,140
17,982	[2]	Louisiana-Pacific Corp.	121,199
28,628	[3]	MeadWestvaco Corp.	599,757
39,677		Monsanto Co.	655,861
67,313	[3]	Newmont Mining Corp.	1,663,977
13,367	[3]	Nucor Corp.	563,285
28,942		PPG Industries, Inc.	1,361,142
33,508	[2]	Pactiv Corp.	664,799
18,966	[2,3]	Phelps Dodge Corp.	588,325
27,795		Praxair, Inc.	1,514,828
34,258		Rohm & Haas Co.	1,139,764
14,825	[2,3]	Sealed Air Corp.	227,119
10,180		Sigma-Aldrich Corp.	465,735
9,062		Temple-Inland, Inc.	371,723
16,610	[3]	United States Steel Corp.	213,439
14,406	[3]	Vulcan Materials Co.	483,465
37,420		Weyerhaeuser Co.	1,695,126
20,663		Worthington Industries, Inc.	389,291

		TOTAL	36,728,862

		Telecommunication Services--4.2%
661,736		AT&T Corp.	8,629,037
464,565	[2]	AT&T Wireless Services, Inc.	3,191,562
40,546		Alltel Corp.	2,015,542
294,602		BellSouth Corp.	7,703,842
20,130	[3]	CenturyTel, Inc.	570,283
52,138	[3]	Citizens Communications Co., Class B	433,788
155,936	[2,3]	NEXTEL Communications, Inc., Class A	1,758,958
300,972		Qwest Communications International, Inc.	1,020,295
566,547		SBC Communications, Inc.	14,537,596
156,401		Sprint Corp. (FON Group)	1,942,500
170,552	[2,3]	Sprint Corp. (PCS Group)	593,521
471,574		Verizon Communications	17,806,634

		TOTAL	60,203,558

		Utilities--2.7%
93,839	[2,3]	AES Corp.	166,095
21,643		Allegheny Energy, Inc.	123,365
28,157	[3]	Ameren Corp.	1,137,543
47,104	[3]	American Electric Power Co., Inc.	1,207,747
		COMMON STOCKS--continued[1]
		Utilities--continued
23,192	[3]	CMS Energy Corp.	$181,593
73,546	[2,3]	Calpine Corp.	147,092
52,514		CenterPoint Energy, Inc.	371,799
33,147		Cinergy Corp.	1,031,203
39,741	[3]	Consolidated Edison Co.	1,691,774
25,124	[3]	Constellation Energy Group	642,672
31,767		DTE Energy Co.	1,432,374
54,807	[3]	Dominion Resources, Inc.	2,630,736
153,032		Duke Energy Corp.	3,135,626
53,558	[3]	Dynegy, Inc., Class A	36,419
57,858	[2]	Edison International	581,473
104,839		El Paso Corp.	812,502
35,182		Entergy Corp.	1,551,174
53,219		Exelon Corp.	2,682,238
32,491		FPL Group, Inc.	1,916,319
59,384		FirstEnergy Corp.	1,927,011
27,456		KeySpan Corp.	1,002,968
21,213	[3]	Kinder Morgan, Inc.	776,608
70,236	[2,3]	Mirant Corp.	150,305
11,389		NICOR, Inc.	353,515
28,380	[3]	NiSource, Inc.	468,838
80,336	[2]	P G & E Corp.	871,646
25,587		PPL Corp.	885,566
9,357	[3]	Peoples Energy Corp.	340,127
19,518		Pinnacle West Capital Corp.	556,263
41,107	[3]	Progress Energy, Inc.	1,714,984
27,669		Public Service Enterprises Group, Inc.	792,717
40,741	[3]	Sempra Energy	902,006
125,786		Southern Co.	3,735,844
26,688	[3]	TECO Energy, Inc.	394,982
64,258	[3]	TXU Corp.	922,102
79,161	[3]	Williams Cos., Inc. (The)	148,823
66,824		Xcel Energy, Inc.	694,970

		TOTAL	38,119,019

		TOTAL COMMON STOCKS (IDENTIFIED COST $989,919,876)	1,399,993,045

Principal Amount or Shares			Value
		SHORT-TERM U.S. GOVERNMENT OBLIGATION--0.2%[4]
$2,320,000		United States Treasury Bill, 1/16/2003 (identified cost $2,312,080)	$2,312,080

		MUTUAL FUND--1.5%
21,864,019		Prime Value Obligations Fund, Class IS (at net asset value)	21,864,019

		TOTAL INVESTMENTS (IDENTIFIED COST $1,014,095,975)[5]	$1,424,169,144

1 The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Index and minimizing trading costs. The total market value of open index futures contracts is $28,775,500 at October 31, 2002, which represents 2.0% of net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the Index is 100.6%.

2 Non-income producing security.

3 Certain shares are temporarily on loan to unaffiliated broker/dealers.

4 Represents a security held as collateral which is used to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

5 The cost of investments for federal tax purposes amounts to $1,064,280,588. The net unrealized appreciation of investments on a federal tax basis amounts to $359,888,556 which is comprised of $539,612,689 appreciation and $179,724,133 depreciation at October 31, 2002.

Note: The categories of investments are shown as a percentage of net assets ($1,420,200,827) at October 31, 2002.

The following acronym is used throughout this portfolio:

REIT	--Real Estate Investment Trust

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

OCTOBER 31, 2002

Assets:
Total investments in securities, at value (identified cost $1,014,095,975)		$1,424,169,144
Cash		356,886
Short-term investments held as collateral for securities lending		109,991,162
Income receivable		1,694,358
Receivable for shares sold		1,411,824

TOTAL ASSETS		1,537,623,374

Liabilities:
Payable for shares redeemed	$7,078,592
Payable on collateral due to broker	109,991,162
Payable for daily variation margin	149,277
Accrued expenses	203,516

TOTAL LIABILITIES		117,422,547

Net assets for 79,116,491 shares outstanding		$1,420,200,827

Net Assets Consist of:
Paid in capital		$1,166,021,698
Net unrealized appreciation of investments and futures contracts		409,888,417
Accumulated net realized loss on investments and futures contracts		(157,481,891)
Undistributed net investment income		1,772,603

TOTAL NET ASSETS		$1,420,200,827

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value and offering price per share ($906,709,561 ÷ 50,463,953 shares outstanding)		$17.97

Redemption proceeds per share		$17.97

Institutional Service Shares:
Net asset value and offering price per share ($425,420,982 ÷ 23,727,337 shares outstanding)		$17.93

Redemption proceeds per share		$17.93

Class C Shares:
Net asset value and offering price per share ($88,070,284 ÷ 4,925,201 shares outstanding)		$17.88

Redemption proceeds per share (99.00/100 of $17.88)[1]		$17.70

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2002

Investment Income:
Dividends (net of foreign taxes withheld of $29,695)			$26,188,633
Interest (including income on securities loaned of $325,284)			1,517,547

TOTAL INCOME			27,706,180

Expenses:
Management fee		$5,325,675
Custodian fees		139,270
Transfer and dividend disbursing agent fees and expenses		908,280
Directors'/Trustees' fees		18,340
Auditing fees		15,251
Legal fees		10,259
Portfolio accounting fees		181,868
Distribution services fee--Institutional Service Shares		1,620,383
Distribution services fee--Class C Shares		812,985
Shareholder services fee--Institutional Shares		2,816,748
Shareholder services fee--Institutional Service Shares		1,350,320
Shareholder services fee--Class C Shares		270,995
Share registration costs		60,486
Printing and postage		72,958
Insurance premiums		2,994
Miscellaneous		14,858

TOTAL EXPENSES		13,621,670

Waivers and Reimbursement:
Waiver of management fee	$(640,763)
Waiver of transfer and dividend disbursing agent fees and expenses	(72,272)
Waiver of distribution services fee--Institutional Service Shares	(1,350,320)
Waiver of shareholder services fee--Institutional Shares	(2,816,748)
Reimbursement of management fee	(5,299)

TOTAL WAIVERS AND REIMBURSEMENT		(4,885,402)

Net expenses			8,736,268

Net investment income			18,969,912

Realized and Unrealized Loss on Investments and Futures Contracts:
Net realized loss on investments			(45,225,193)
Net realized loss on future contracts			(6,829,861)
Net change in unrealized appreciation of investments and futures contracts			(231,122,406)

Net realized and unrealized loss on investments and futures contracts			(283,177,460)

Change in net assets resulting from operations			$(264,207,548)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2002	2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$18,969,912	$21,545,349
Net realized loss on investments and futures contracts	(52,055,054)	(45,106,348)
Net change in unrealized appreciation/depreciation of investments and futures contracts	(231,122,406)	(688,253,085)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(264,207,548)	(711,814,084)

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(13,543,574)	(17,755,992)
Institutional Service Shares	(4,824,801)	(5,957,748)
Class C Shares	(201,421)	(103,048)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(18,569,796)	(23,816,788)

Share Transactions:
Proceeds from sale of shares	546,629,146	853,341,820
Net asset value of shares issued to shareholders in payment of distributions declared	12,178,872	14,963,898
Cost of shares redeemed	(774,869,659)	(1,278,220,554)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(216,061,641)	(409,914,836)

Change in net assets	(498,838,985)	(1,145,545,708)

Net Assets:
Beginning of period	1,919,039,812	3,064,585,520

End of period (including undistributed net investment income of $1,772,603 and $1,372,487, respectively)	$1,420,200,827	$1,919,039,812

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2002

ORGANIZATION

Federated Index Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated Max-Cap Index Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares, and Class C Shares. The investment objective of the Fund is to provide investment results that generally correspond to the aggregate price and dividend performance of publicly-traded common stocks comprising the Standard & Poor's 500 Composite Stock Price Index.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's manager to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized for financial reporting purposes as required. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended (the "Code"), applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

As of October 31, 2002, the tax composition of dividends was as follows:

Ordinary income	$18,569,796
Long-term capital gains	--

As of October 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$1,771,015
Undistributed long-term capital gains	--
Unrealized appreciation	$360,121,796

At year end, there were no significant differences between GAAP basis and tax basis of components of net assets, other than differences in the net unrealized appreciation (depreciation) in the value of investments attributable to the tax treatment of wash sale loss deferrals.

At October 31, 2002, the Fund, for federal tax purposes, had a capital loss carryforward of $107,480,442, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$49,445,607
2009	$38,257,525
2010	$19,777,310

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the year ended October 31, 2002, the Fund had realized losses on futures contracts of $6,829,861.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At October 31, 2002, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Receive	Position	Unrealized Depreciation
December 2002	130 S&P 500 Index Futures	Long	$(184,752)

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned must be in cash or government securities. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the custodian securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of October 31, 2002, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$105,879,148	$109,991,162

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

Year Ended October 31	2002		2001
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	14,188,299	$284,289,685	18,635,028	$471,784,073
Shares issued to shareholders in payment of distributions declared	372,258	7,610,990	399,068	9,584,157
Shares redeemed	(21,213,018)	(435,881,119)	(31,434,203)	(797,723,483)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(6,652,461)	$(143,980,444)	(12,400,107)	$(316,355,253)

Year Ended October 31	2002		2001
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	10,990,773	$230,571,516	13,348,744	$332,494,055
Shares issued to shareholders in payment of distributions declared	216,124	4,399,518	220,091	5,294,027
Shares redeemed	(14,452,023)	(301,626,281)	(17,629,930)	(438,312,835)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(3,245,126)	$(66,655,247)	(4,061,095)	$(100,524,753)

Year Ended October 31	2002		2001
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,516,165	$31,767,945	1,973,434	$49,063,692
Shares issued to shareholders in payment of distributions declared	8,706	168,364	3,489	85,714
Shares redeemed	(1,827,851)	(37,362,259)	(1,695,936)	(42,184,236)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(302,980)	$(5,425,950)	280,987	$6,965,170

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(10,200,567)	$(216,061,641)	(16,180,215)	$(409,914,836)

MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

Federated Investment Management Company, the Fund's manager (the "Manager"), receives for its services an annual investment management fee equal to 0.30% of the Fund's average daily net assets. The Manager may voluntarily choose to waive any portion of its fee. The Manager can modify or terminate this voluntary waiver at any time at its sole discretion. Under the terms of a sub-management agreement between the Manager and Deutsche Asset Management, Inc. (the "Sub-Manager"), the Sub-Manager receives an annual fee from the Manager equal to 0.022% of the Fund's average daily net assets.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund, which is managed by the Manager. The Manager has agreed to reimburse certain investment management fees as a result of these transactions.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.30%
Class C Shares	0.75%

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company ("FServ"), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the year ended October 31, 2002, were as follows:

Purchases	$304,996,162
Sales	$438,859,675

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

The Fund did not designate any long-term capital gain dividends for the year ended October 31, 2002.

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES OF FEDERATED INDEX TRUST AND SHAREHOLDERS OF FEDERATED MAX-CAP INDEX FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Max-Cap Index Fund (one of the portfolios constituting the Federated Index Trust) as of October 31, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Max-Cap Index Fund of the Federated Index Trust at October 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

/s/Ernst & Young LLP

Boston, Massachusetts
December 11, 2002

Board of Trustees and Trust Officers

The following table gives information about each Board member and the senior officers of the Fund. The tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of 139 investment company portfolios. Unless otherwise noted, each Board member: oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--five portfolios; CCMI Funds--two portfolios; Regions Funds--eight portfolios; Riggs Funds--nine portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held

John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: January 1990	Principal Occupations: Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 1990	Principal Occupations: President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: January 1990	Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held

Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: October 1995	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, Member of Executive Committee, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3201 Tamiami Trail North Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998	Principal Occupations: Director or Trustee of the Federated Fund Complex; Partner, Andersen Worldwide SC (prior to 9/1/97).

Other Directorships Held: Director, Michael Baker Corporation (engineering and energy services worldwide).

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA Began serving: February 1995	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: January 1990	Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Other Directorships Held: Director, Walsh & Kelly, Inc. (heavy highway contractor).

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Address Positions Held with Trust	Principal Occupation(s) and Previous Positions

Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE President	Principal Occupations: President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER	Principal Occupations: Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT	Principal Occupations: President or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Stephen F. Auth Birth Date: November 28, 1942 CHIEF INVESTMENT OFFICER	Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.

Previous Positions: Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

A Statement of Additional Information (SAI) dated December 31, 2002, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

[Logo of Federated]

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Federated Max-Cap Index Fund

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Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Investment Company Act File No. 811-6061

Federated is a registered mark of Federated Investors, Inc.
2002 © Federated Investors, Inc.

Cusip 31420E106

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0032104A-IS (12/02)

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Federated Max-Cap Index Fund

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A Portfolio of Federated Index Trust

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PROSPECTUS

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December 31, 2002

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INSTITUTIONAL SERVICE SHARES

A mutual fund seeking to provide investment results that generally correspond to the aggregate price and dividend performance of publicly-traded common stocks comprising the Standard & Poor's Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary	1
What are the Fund's Fees and Expenses?	4
What are the Fund's Investment Strategies?	5
What are the Principal Securities in Which the Fund Invests?	6
What are the Specific Risks of Investing in the Fund?	7
What do Shares Cost?	7
How is the Fund Sold?	8
How to Purchase Shares	8
How to Redeem Shares	10
Account and Share Information	12
Who Manages the Fund?	13
Financial Information	14
Report of Ernst & Young LLP, Independent Auditors	40

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Risk/Return Summary

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WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide investment results that generally correspond to the aggregate price and dividend performance of publicly-traded common stocks comprising the Standard & Poor's 500 Composite Stock Price Index ("Index"). While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund normally invests its assets primarily in common stocks included in the Index.

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The Fund's investment manager ("Manager") has received an exemptive order from the SEC to permit the Trust and the Board of Trustees to appoint and replace subadvisers for the Fund and to enter into and amend the Fund's subadvisory agreements without further shareholder approval. See "Who Manages the Fund?"

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's share price may decline suddenly or over a sustained period of time.
  Sector Risks. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund's performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.
  Credit Risk. Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

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Risk/Return Bar Chart and Table

The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Institutional Service Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The Fund's Institutional Service Shares are sold without a sales charge (load). The total returns shown in the bar chart above are based upon net asset value.

The Fund's Institutional Service Shares total return for the nine-month period from January 1, 2002 to September 30, 2002 was (28.54)%.

Within the period shown in the bar chart, the Fund's Institutional Service Shares highest quarterly return was 21.13% (quarter ended December 31, 1998.) Its lowest quarterly return was (14.83)% (quarter ended September 30, 2001).

Average Annual Total Return Table

Return Before Taxes is shown. In addition, Return After Taxes is shown for Institutional Service Shares to illustrate the effect of federal taxes on the Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard and Poor's 500 Index (S&P 500), a broad-based market index. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The Indexes are unmanaged, and it is not possible to invest directly in an index.

(For the periods ended December 31, 2001)

	1 Year	5 Year	Start of Performance[1]
Fund:
Return Before Taxes	(12.50)%	9.88%	12.90%
Return After Taxes on Distributions[2]	(12.77)%	9.19%	11.35%
Return After Taxes on Distributions and Sale of Fund Shares[2]	(7.62)%	7.87%	10.12%
S&P 500	(11.88)%	10.70%	6.44%

1 The Fund's Institutional Service Shares start of performance date was September 7, 1993.

2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

What are the Fund's Fees and Expenses?

FEDERATED MAX-CAP INDEX FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional Service Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.30%
Distribution (12b-1) Fee[3]	0.30%
Shareholder Services Fee	0.25%
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.93%

1 Although not contractually obligated to do so, the Manager and distributor waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended October 31, 2002.

Total Waivers of Fund Expenses	0.29%
Total Actual Annual Fund Operating Expenses (after waivers)	0.64%

2 The Manager voluntarily waived a portion of the management fee. The Manager can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.26% for the fiscal year ended October 31, 2002.

3 A portion of the distribution (12b-1) fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund's Institutional Service Shares (after the voluntary waiver) was 0.05% for the fiscal year ended October 31, 2002.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$ 95
3 Years	$ 296
5 Years	$ 515
10 Years	$1,143

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What are the Fund's Investment Strategies?

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In pursuing its investment objective, the Fund normally invests its assets primarily in common stocks included in the Index. As of November 30, 2002 the capitalization range of the issuers comprising the Index was $209 million to $313,122 million. As of the same date, the weighted median market capitalization of the Fund was $54.3 billion. Market capitalization is determined by multiplying the number of outstanding shares of an issuer by the current market price per share. Except as noted below, the Fund seeks to reduce the difference in the Fund's portfolio performance relative to the Index ("tracking error") by investing in a portfolio that seeks to replicate, as closely as possible, the composition of the Index. The Fund attempts to achieve a 0.95 or better correlation between the performance of the Fund and, that of the Index. The Fund also may employ the following strategies to attempt to further reduce tracking error: (1) buying and selling securities after announced changes in the Index but before the effective date of the changes; (2) purchasing Index futures contracts in amounts approximating the cash held in the Fund's portfolio; and (3) lending the Fund's securities to broker-dealers or other institutions to earn income for the Fund.

With respect to a portion of its portfolio, the Fund may slightly over- or under-weight positions in a limited number of securities within the Index based upon the Sub-Manager's quantitative analysis of the securities. The analysis seeks to identify securities likely to have predictable returns based on events affecting the issuer (either positive or negative), valuation and price momentum. Through this strategy, the Fund seeks to improve the performance of its portfolio relative to the Index to compensate for Fund expenses and tracking error. Because the Fund refers to Index investments in its name, it will notify shareholders in at least 60 days advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in index investments.

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What are the Principal Securities in Which the Fund Invests?

EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund may invest.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

STOCK INDEX FUTURES

Stock index futures provide for the future sale by one party and purchase by another party of a specified amount of an index at a price, date, and time specified when the contract is made. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. Futures are considered to be commodity contracts.

Securities Lending

The Fund may lend portfolio securities to borrowers that the Manager deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to credit risks.

What are the Specific Risks of Investing in the Fund?

STOCK MARKET RISKS

  The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline. The Fund's investment in stock index futures will be subject to the same risk.

SECTOR RISKS

  Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Manager allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

CREDIT RISKS

  Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

What do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV).

The Fund does not charge a front-end sales charge.

NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The Fund generally values equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market).

Futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option.

The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount. An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers three share classes: Institutional Shares, Institutional Service Shares and Class C Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Service Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions acting on behalf of their customers or to individuals, directly or through investment professionals.

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When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

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RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Institutional Service Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

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Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

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DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

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Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

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BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends quarterly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

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Fund distributions are expected to be both dividends and capital gains. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

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Who Manages the Fund?

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The Board of Trustees governs the Fund. The Board selects and oversees the Manager, Federated Investment Management Company. The Manager, in turn, oversees the management of the Fund's assets by the Sub-Manager, Deutsche Asset Management, Inc. The Manager's responsibilities include selecting the Sub-Manager and continued review and evaluation of the Sub-Manager's performance. The Manager's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The Manager has delegated daily management of the Fund's assets to the Sub-Manager, who is paid by the Manager and not by the Fund, based on net assets under management. The Sub-Manager has complete discretion, subject to the Manager's oversight, to purchase and sell portfolio securities for the Fund. The Sub-Manager's address is 280 Park Avenue, 28th Floor, New York, NY 10013. As of September 30, 2002, the Sub-Manager had approximately $111.5 billion in assets under management. The Manager and other subsidiaries of Federated advise approximately 139 mutual funds and separate accounts, which totaled approximately $180 billion in assets as of December 31, 2001. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,800 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

On September 27, 2002, Northern Trust Investments, Inc. (Northern) announced its intention to acquire the passive asset management business of the Sub-Manager. Upon the acquisition by Northern, the current subadvisory agreement with the Sub-Manager will automatically terminate. The Board has approved an interim agreement with Northern that may go into effect if the Board has not approved a permanent subadvisory agreement prior to the termination of the current subadvisory agreement.

The Manager is ultimately responsible for the Fund's investment performance because of its responsibility to oversee sub-managers. The Manager has been granted an exemptive order from the SEC, which permits the Manager, subject to approval by the Board of Trustees, to hire and terminate sub-managers and to change materially the terms of sub-management agreements, including the compensation paid to sub-managers by the Manager, without the approval of the shareholders of the Fund. The Fund will notify shareholders of any change in sub-managers. The current Sub-Manager has no affiliations with the Fund or the Manager other than as Sub-Manager. The Manager, not the Fund, pays the fees of the Sub-Manager.

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MANAGEMENT FEES

The Manager receives an annual investment management fee of 0.30% of the Fund's average daily net assets. The Manager may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information

FINANCIAL HIGHLIGHTS

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The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

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Financial Highlights--Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors, on page 40.

Year Ended October 31	2002	2001	2000	1999	1998
Net Asset Value, Beginning of Period	$21.46	$29.01	$28.03	$22.86	$19.66
Income From Investment Operations:
Net investment income	0.19	0.18	0.19	0.23	0.25
Net realized and unrealized gain (loss) on investments and futures contracts	(3.53)	(7.52)	1.23	5.37	3.82

TOTAL FROM INVESTMENT OPERATIONS	(3.34)	(7.34)	1.42	5.60	4.07

Less Distributions:
Distributions from net investment income	(0.19)	(0.21)	(0.19)	(0.21)	(0.25)
Distributions from net realized gain on investments and futures contracts	--	--	(0.25)	(0.22)	(0.62)

TOTAL DISTRIBUTIONS	(0.19)	(0.21)	(0.44)	(0.43)	(0.87)

Net Asset Value, End of Period	$17.93	$21.46	$29.01	$28.03	$22.86

Total Return[1]	(15.67)%	(25.39)%	5.08%	24.76%	21.21%

Ratios to Average Net Assets:

Expenses	0.64%	0.64%	0.64%	0.62%	0.61%

Net investment income	0.92%	0.73%	0.67%	0.88%	1.09%

Expense waiver/reimbursement[2]	0.29%	0.26%	0.25%	0.28%	0.27%

Supplemental Data:

Net assets, end of period (000 omitted)	$425,421	$578,776	$900,246	$726,976	$477,760

Portfolio turnover	18%	7%	11%	3%	3%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

October 31, 2002

Shares			Value
		COMMON STOCKS--98.6%[1]
		Consumer Discretionary--13.5%
765,777	[2]	AOL Time Warner, Inc.	$11,295,211
18,664	[2,3]	American Greetings Corp., Class A	280,707
20,830	[2,3]	AutoZone, Inc.	1,786,589
56,814	[2]	Bed Bath & Beyond, Inc.	2,014,624
65,140	[2,3]	Best Buy Co., Inc.	1,342,535
15,821	[2]	Big Lots, Inc.	262,629
13,741	[3]	Black & Decker Corp.	642,529
26,699	[3]	Brunswick Corp.	549,465
1	[2]	CarMax, Inc.	16
97,007	[3]	Carnival Corp., Class A	2,533,823
10,793	[3]	Centex Corp.	490,866
35,969		Circuit City Stores, Inc.	356,453
107,757	[2]	Clear Channel Communications, Inc.	3,992,397
162,077	[2,3]	Comcast Corp., Class A	3,729,392
26,602		Cooper Tire & Rubber Co.	346,092
85,104		Costco Wholesale Corp.	2,887,579
26,128		Dana Corp.	261,280
29,282	[3]	Darden Restaurants, Inc.	555,772
97,352		Delphi Corp.	677,570
14,616	[3]	Dillards, Inc., Class A	241,018
57,028		Dollar General Corp.	796,111
14,407		Dow Jones & Co., Inc.	505,974
50,605	[3]	Eastman Kodak Co.	1,667,435
22,160		Family Dollar Stores, Inc.	682,306
38,841	[2]	Federated Department Stores, Inc.	1,192,419
311,509		Ford Motor Co.	2,635,366
23,049	[3]	Fortune Brands, Inc.	1,153,833
44,280		Gannett Co., Inc.	3,362,180
151,060	[3]	Gap (The), Inc.	1,777,976
99,425	[3]	General Motors Corp.	3,305,881
28,108		Goodyear Tire & Rubber Co.	199,567
56,420		Harley Davidson, Inc.	2,950,766
21,944	[2]	Harrah's Entertainment, Inc.	921,648
31,714	[3]	Hasbro, Inc.	324,117
		COMMON STOCKS--continued[1]
		Consumer Discretionary--continued
64,962		Hilton Hotels Corp.	$799,033
411,689		Home Depot, Inc.	11,889,578
15,484	[2]	International Game Technology	1,164,552
63,219		Interpublic Group Cos., Inc.	756,731
15,303		Johnson Controls, Inc.	1,193,634
25,235	[2]	Jones Apparel Group, Inc.	874,140
8,796	[3]	KB Home	415,171
14,297		Knight-Ridder, Inc.	860,393
60,208	[2]	Kohl's Corp.	3,519,158
27,851		Leggett and Platt, Inc.	580,693
74,146	[3]	Limited, Inc.	1,161,868
22,378	[3]	Liz Claiborne, Inc.	665,074
138,707		Lowe's Cos., Inc.	5,788,243
41,623	[3]	Marriott International, Inc., Class A	1,287,399
60,861		Mattel, Inc.	1,117,408
43,943		May Department Stores Co.	1,026,069
13,278		Maytag Corp.	342,572
218,300		McDonald's Corp.	3,953,413
31,057		McGraw-Hill Cos., Inc.	2,003,176
6,459		Meredith Corp.	294,207
28,305		New York Times Co., Class A	1,370,245
45,910		Newell Rubbermaid, Inc.	1,488,402
48,235		Nike, Inc., Class B	2,276,210
19,280	[3]	Nordstrom, Inc.	384,058
53,953	[2]	Office Depot, Inc.	776,384
32,226	[3]	Omnicom Group, Inc.	1,857,184
38,490	[3]	Penney (J.C.) Co., Inc.	733,234
6,896	[3]	Pulte Homes, Inc.	316,664
31,785		Radioshack Corp.	664,307
18,898	[2]	Reebok International Ltd.	533,869
54,240		Sears, Roebuck & Co.	1,424,342
26,023		Sherwin-Williams Co.	711,729
9,603		Snap-On Inc.	250,158
14,613		Stanley Works	473,023
73,360	[2]	Staples, Inc.	1,131,211
71,584	[2,3]	Starbucks Corp.	1,706,563
34,633	[3]	Starwood Hotels & Resorts Worldwide, Inc.	806,949
77,042		TJX Cos., Inc.	1,580,902
		COMMON STOCKS--continued[1]
		Consumer Discretionary--continued
27,968	[2,3]	TMP Worldwide, Inc.	$432,945
22,341		TRW, Inc.	1,190,775
156,113		Target Corp.	4,702,124
19,596		Tiffany & Co.	513,023
36,942	[2,3]	Toys 'R' Us, Inc.	369,051
55,947		Tribune Co.	2,688,253
9,602		Tupperware Corp.	154,976
43,467	[2,3]	Univision Communications, Inc., Class A	1,126,230
15,730	[3]	V.F. Corp.	579,179
305,242	[2]	Viacom, Inc., Class B	13,616,846
23,314		Visteon Corp.	153,639
760,030		Wal-Mart Stores, Inc.	40,699,607
342,817		Walt Disney Co.	5,725,044
23,119		Wendy's International, Inc.	732,410
11,742		Whirlpool Corp.	547,295
55,540	[2]	Yum! Brands, Inc.	1,251,316
51,100	[2,3]	eBay, Inc.	3,231,564

		TOTAL	191,614,349

		Consumer Staples--9.6%
7,511	[3]	Alberto-Culver Co., Class B	387,718
63,775	[3]	Albertsons, Inc.	1,422,820
147,424		Anheuser-Busch Cos., Inc.	7,778,090
111,874		Archer-Daniels-Midland Co.	1,523,724
40,568		Avon Products, Inc.	1,967,142
9,730	[3]	Brown-Forman Corp., Class B	703,382
62,294		CVS Corp.	1,727,413
53,490		Campbell Soup Co.	1,127,569
39,573		Clorox Co.	1,778,015
422,582		Coca-Cola Co.	19,641,611
86,137		Coca-Cola Enterprises, Inc.	2,053,506
92,140	[3]	Colgate-Palmolive Co.	5,065,857
80,404		ConAgra, Inc.	1,949,797
6,244	[3]	Coors Adolph Co., Class B	427,589
62,755	[3]	General Mills, Inc.	2,593,037
177,143		Gillette Co.	5,293,033
63,602		Heinz (H.J.) Co.	2,045,440
23,461		Hershey Foods Corp.	1,526,607
67,007		Kellogg Co.	2,134,843
		COMMON STOCKS--continued[1]
		Consumer Staples--continued
86,486		Kimberly-Clark Corp.	$4,454,029
135,521		Kroger Co.	2,011,132
30,043		Loews Corp.	1,296,055
48,424		Pepsi Bottling Group (The), Inc	1,305,027
303,245		PepsiCo, Inc.	13,373,105
368,562		Philip Morris Cos., Inc.	15,018,902
221,987		Procter & Gamble Co.	19,634,750
15,800		R.J. Reynolds Tobacco Holdings, Inc.	640,690
79,823	[2]	Safeway, Inc.	1,843,911
129,487		Sara Lee Corp.	2,956,188
22,890	[3]	SUPERVALU, Inc.	384,552
109,972		Sysco Corp.	3,483,913
32,977		UST, Inc.	1,008,766
175,896		Walgreen Co.	5,936,490
19,234	[3]	Winn-Dixie Stores, Inc.	288,895
36,446		Wrigley (Wm.), Jr. Co.	1,923,255

		TOTAL	136,706,853

		Energy--5.7%
15,387		Amerada-Hess Corp.	789,353
48,410		Anadarko Petroleum Corp.	2,156,181
19,020		Apache Corp.	1,028,221
9,020		Ashland, Inc.	236,775
31,400	[2,3]	BJ Services Co.	952,362
58,181	[3]	Baker Hughes, Inc.	1,690,158
40,510	[3]	Burlington Resources, Inc.	1,669,012
181,487		ChevronTexaco Corp.	12,273,966
114,196		ConocoPhillips	5,538,506
25,310	[3]	Devon Energy Corp.	1,278,155
20,303	[3]	EOG Resources, Inc.	751,820
1,154,871		Exxon Mobil Corp.	38,872,958
75,048		Halliburton Co.	1,214,277
23,289		Kerr-McGee Corp.	1,013,071
47,277		Marathon Oil Corp.	988,089
23,990	[2]	Nabors Industries Inc.	838,930
25,478	[2,3]	Noble Corp.	823,449
60,451		Occidental Petroleum Corp.	1,724,667
22,752	[2]	Rowan Companies, Inc.	463,913
99,856		Schlumberger Ltd.	4,005,224
		COMMON STOCKS--continued[1]
		Energy--continued
13,160		Sunoco Inc.	$394,537
53,090	[2]	Transocean Sedco Forex, Inc.	1,166,918
37,926	[3]	Unocal Corp.	1,048,275

		TOTAL	80,918,817

		Financials--20.2%
84,982		AFLAC, Inc.	2,586,852
37,474	[3]	AON Corp.	686,898
43,800	[3]	ACE, Ltd.	1,346,850
120,525		Allstate Corp.	4,794,484
18,473	[3]	Ambac Financial Group, Inc.	1,141,631
227,995		American Express Co.	8,292,178
446,832		American International Group, Inc.	27,949,342
67,552	[3]	AmSouth Bancorporation	1,324,019
78,585		BB&T Corp.	2,848,706
201,465		Bank One Corp.	7,770,505
257,461		Bank of America Corp.	17,970,778
125,039		Bank of New York Co., Inc.	3,251,014
16,834		Bear Stearns Cos., Inc.	1,027,716
37,967	[3]	Capital One Financial Corp.	1,156,854
39,890		Charter One Financial, Inc.	1,207,869
22,695		Chubb Corp.	1,280,225
25,095	[3]	Cincinnati Financial Corp.	953,359
867,119		Citigroup, Inc.	32,040,047
30,423		Comerica, Inc.	1,328,268
24,986	[3]	Countrywide Credit Industries, Inc.	1,257,046
69,667	[3]	Equity Office Properties Trust	1,677,581
43,600		Equity Residential Properties Trust	1,034,192
119,234		Federal Home Loan Mortgage Corp.	7,342,430
170,516		Federal National Mortgage Association	11,400,700
97,907	[3]	Fifth Third Bancorp	6,217,094
22,000	[3]	First Tennessee National Corp.	815,760
185,172		Fleet Boston Financial Corp.	4,331,173
41,480		Franklin Resources, Inc.	1,368,425
26,509		Golden West Financial Corp.	1,830,712
81,500		Goldman Sachs Group, Inc.	5,835,400
42,570		Hartford Financial Services Group, Inc.	1,681,515
78,468		Household International, Inc.	1,864,400
35,409		Huntington Bancshares, Inc.	669,584
		COMMON STOCKS--continued[1]
		Financials--continued
342,228		J.P. Morgan Chase & Co.	$7,101,231
23,259		Jefferson-Pilot Corp.	933,849
49,681	[3]	John Hancock Financial Services, Inc.	1,455,653
78,079		KeyCorp	1,907,470
41,704		Lehman Brothers Holdings, Inc.	2,221,572
31,508		Lincoln National Corp.	961,309
25,631	[3]	MBIA Inc.	1,118,793
213,697		MBNA Corp.	4,340,186
21,864	[3]	MGIC Investment Corp.	917,413
89,410		Marsh & McLennan Cos., Inc.	4,176,341
32,000		Marshall & Ilsley Corp.	901,120
72,917		Mellon Financial Corp.	2,062,822
148,025		Merrill Lynch & Co., Inc.	5,617,549
127,141		MetLife, Inc.	3,036,127
31,317		Moody's Corp.	1,475,031
172,556		Morgan Stanley, Dean Witter & Co.	6,715,880
101,167		National City Corp.	2,744,661
28,300		North Fork Bancorporation, Inc.	1,088,418
30,469		Northern Trust Corp.	1,060,931
51,912		PNC Financial Services Group	2,110,742
27,800		Plum Creek Timber Co., Inc. - REIT	628,558
59,400	[3]	Principal Financial Group, Inc.	1,666,170
34,679		Progressive Corp., Ohio.	1,907,345
49,936	[2]	Providian Financial Corp.	222,215
103,200	[2]	Prudential Financial, Inc.	3,013,440
35,035		Regions Financial Corp.	1,186,635
19,022	[3]	SAFECO Corp.	676,422
26,580		SLM Corporation	2,730,829
234,386		Schwab (Charles) Corp.	2,151,663
30,300	[3]	Simon Property Group, Inc.	1,034,745
54,061		SouthTrust Corp.	1,385,043
37,177	[3]	St. Paul Cos., Inc.	1,219,406
56,062		State Street Corp.	2,319,285
38,092	[3]	Stilwell Financial, Inc.	446,057
49,191		SunTrust Banks, Inc.	2,992,780
44,155		Synovus Financial Corp.	904,736
16,154		T. Rowe Price Group, Inc.	456,027
16,837		Torchmark Corp.	602,765
		COMMON STOCKS--continued[1]
		Financials--continued
1	[2]	Travelers Property Casualty Corp., Class A	$13
178,546	[2]	Travelers Property Casualty Corp., Class B	2,413,942
321,563		U.S. Bancorp	6,781,764
48,953		UNUMProvident Corp.	1,004,516
38,785		Union Planters Corp.	1,096,064
234,749		Wachovia Corp.	8,166,918
170,625	[3]	Washington Mutual, Inc.	6,101,550
291,249		Wells Fargo & Co.	14,699,337
22,636		XL Capital Ltd.	1,723,731
15,767		Zions Bancorp	633,991

		TOTAL	286,396,652

		Healthcare--14.7%
265,641		Abbott Laboratories	11,122,389
1	[2]	Advanced Medical Optics, Inc.	10
25,276		Aetna Inc.	1,018,623
22,696		Allergan, Inc.	1,235,797
17,392	[3]	AmerisourceBergen Corp.	1,237,441
221,462	[2,3]	Amgen, Inc.	10,311,271
24,163	[2,3]	Anthem, Inc.	1,522,269
28,148	[3]	Applera Corp.- Applied Biosystems Group.	569,434
8,952		Bard (C.R.), Inc.	500,685
9,332	[3]	Bausch & Lomb, Inc.	290,225
82,924		Baxter International, Inc.	2,074,758
39,628		Becton, Dickinson & Co.	1,169,422
25,778	[2,3]	Biogen, Inc.	945,795
52,604		Biomet, Inc.	1,549,714
72,838	[2]	Boston Scientific Corp.	2,740,894
333,025		Bristol-Myers Squibb Co.	8,195,745
23,970		CIGNA Corp.	866,276
79,408		Cardinal Health, Inc.	5,495,828
35,494	[2]	Chiron Corp.	1,402,013
33,388	[2]	Forest Laboratories, Inc.	3,271,690
37,200	[2,3]	Genzyme Corp.	1,036,020
52,388	[2]	Guidant Corp.	1,549,113
87,208	[3]	HCA, Inc.	3,792,676
46,200	[3]	Health Management Association, Class A	883,344
68,719	[2]	HEALTHSOUTH, Corp.	298,928
29,031	[2]	Humana, Inc.	353,598
		COMMON STOCKS--continued[1]
		Healthcare--continued
37,673		IMS Health, Inc.	$566,602
508,162		Johnson & Johnson	29,854,517
43,761	[2]	King Pharmaceuticals, Inc.	671,731
192,866		Lilly (Eli) & Co.	10,704,063
22,843	[2]	Manor Care, Inc.	451,606
50,066		McKesson HBOC, Inc.	1,492,467
42,337	[2]	Medimmune, Inc.	1,081,710
205,183		Medtronic, Inc.	9,192,198
385,420		Merck & Co., Inc.	20,905,181
1,042,178		Pfizer, Inc.	33,109,995
232,673		Pharmacia Corp.	10,004,939
31,598	[2]	Quintiles Transnational Corp.	339,679
252,632		Schering Plough Corp.	5,393,693
36,704		St. Jude Medical, Inc.	1,307,029
31,751		Stryker Corp.	2,003,488
88,205	[2]	Tenet Healthcare Corp.	2,535,894
54,318		UnitedHealth Group, Inc.	4,940,222
19,572	[2]	Watson Pharmaceuticals, Inc.	538,034
26,132	[2]	Wellpoint Health Networks, Inc.	1,965,388
209,254		Wyeth	7,010,009
33,294	[2]	Zimmer Holdings, Inc.	1,372,379

		TOTAL	208,874,782

		Industrials--11.2%
66,776		3M Co.	8,476,545
26,643	[3]	AMR Corp.	125,755
33,843	[2]	Allied Waste Industries, Inc.	275,820
44,659	[2]	American Power Conversion Corp.	576,994
14,000	[2]	American Standard Cos., Inc.	933,800
34,700	[2,3]	Apollo Group, Inc., Class A	1,440,050
103,105		Automatic Data Processing, Inc.	4,385,056
16,642	[3]	Avery Dennison Corp.	1,035,798
31,243	[3]	Block (H&R), Inc.	1,386,564
150,105		Boeing Co.	4,465,624
60,438		Burlington Northern Santa Fe	1,555,070
36,532		CSX Corp.	1,008,283
45,338		Caterpillar, Inc.	1,852,057
188,663	[2]	Cendant Corp.	2,169,624
26,337	[3]	Cintas Corp.	1,244,950
		COMMON STOCKS--continued[1]
		Industrials--continued
88,486	[2]	Concord EFS, Inc.	$1,263,580
29,625	[2]	Convergys Corp.	440,820
18,857		Cooper Industries, Inc., Class A	593,807
7,765		Crane Co.	142,643
11,617	[3]	Cummins Inc.	278,343
25,920	[3]	Danaher Corp.	1,499,472
48,086		Deere & Co.	2,230,710
21,354	[3]	Delta Air Lines, Inc.	215,248
10,715		Deluxe Corp.	495,247
29,593		Donnelley (R.R.) & Sons Co.	593,340
29,902	[3]	Dover Corp.	749,942
12,127		Eaton Corp.	829,366
70,052		Emerson Electric Co.	3,375,105
19,216		Equifax, Inc.	452,729
36,467	[2,3]	Fiserv, Inc.	1,139,229
53,968	[2]	FedEx Corp.	2,870,558
129,608		First Data Corp.	4,528,504
22,156		Fluor Corp.	523,989
35,058		General Dynamics Corp.	2,774,140
1,693,336		General Electric Co.	42,756,734
23,067		Genuine Parts Co.	681,399
24,690	[3]	Goodrich (B.F.) Co.	372,819
13,247		Grainger (W.W.), Inc.	641,950
149,218		Honeywell International, Inc.	3,572,279
19,696		ITT Industries, Inc.	1,279,846
50,809		Illinois Tool Works, Inc.	3,119,673
27,942		Ingersoll-Rand Co., Class A	1,089,738
78,388		Lockheed Martin Corp.	4,538,665
94,136		Masco Corp.	1,935,436
11,280	[2]	McDermott International, Inc.	40,044
16,763	[3]	Navistar International Corp.	375,826
59,953		Norfolk Southern Corp.	1,211,051
18,614	[3]	Northrop Grumman Corp.	1,919,662
25,331	[3]	PACCAR, Inc.	1,117,604
15,989		Pall Corp.	277,729
24,697	[3]	Parker-Hannifin Corp.	1,077,530
51,257		Paychex, Inc.	1,477,227
37,303		Pitney Bowes, Inc.	1,251,516
		COMMON STOCKS--continued[1]
		Industrials--continued
13,960	[2,3]	Power-One, Inc.	$75,119
68,855		Raytheon Co.	2,031,223
37,094	[3]	Robert Half International, Inc.	619,470
26,143		Rockwell Collins	589,002
24,143		Rockwell Automation Inc.	399,567
10,686		Ryder Systems, Inc.	245,244
36,586	[2,3]	Sabre Group Holdings, Inc.	701,719
132,446		Southwest Airlines Co.	1,933,712
23,630		Textron, Inc.	968,830
18,201	[2]	Thomas & Betts Corp.	301,409
575		Timken Co.	10,477
341,692		Tyco International Ltd.	4,940,866
43,295		Union Pacific Corp.	2,556,570
192,100		United Parcel Service, Inc.	11,527,921
81,461		United Technologies Corp.	5,023,700
99,824		Waste Management, Inc.	2,297,948

		TOTAL	158,888,267

		Information Technology--14.2%
143,822	[2]	ADC Telecommunications, Inc.	227,239
32,055	[3]	Adobe System, Inc.	757,780
58,834	[2]	Advanced Micro Devices, Inc.	361,241
79,559	[2]	Agilent Technologies, Inc.	1,093,936
66,039	[2]	Altera Corp.	773,977
61,724	[2]	Analog Devices, Inc.	1,654,203
15,303	[2,3]	Andrew Corp.	131,606
60,999	[2,3]	Apple Computer, Inc.	980,254
282,010	[2]	Applied Materials, Inc.	4,238,610
51,533	[2]	Applied Micro Circuits Corp.	200,979
20,760		Autodesk, Inc.	242,892
52,039	[2,3]	Avaya, Inc.	104,078
42,324	[2]	BMC Software, Inc.	674,645
57,711	[2]	Broadcom Corp., Class A	691,378
74,349	[2]	CIENA Corp.	273,604
1,263,428	[2]	Cisco Systems, Inc.	14,125,125
32,530	[2,3]	Citrix Systems, Inc.	245,601
100,097		Computer Associates International, Inc.	1,487,441
29,241	[2]	Computer Sciences Corp.	944,192
67,570	[2]	Compuware Corp.	327,782
		COMMON STOCKS--continued[1]
		Information Technology--continued
32,225	[2]	Comverse Technology, Inc.	$234,920
163,800	[2]	Corning, Inc.	306,306
448,299	[2]	Dell Computer Corp.	12,825,834
377,286		EMC Corp. Mass	1,927,931
25,700	[2,3]	Electronic Arts, Inc.	1,673,584
82,180	[3]	Electronic Data Systems Corp.	1,237,631
55,578	[2,3]	Gateway, Inc.	166,734
522,550		Hewlett-Packard Co.	8,256,290
1,141,616		Intel Corp.	19,749,957
290,243		International Business Machines Corp.	22,911,782
38,865	[2]	Intuit, Inc.	2,017,871
234,142	[2]	JDS Uniphase Corp.	527,054
49,785	[2,3]	Jabil Circuit, Inc.	768,183
35,925	[2,3]	KLA-Tencor Corp.	1,280,008
63,614	[2]	LSI Logic Corp.	375,323
23,618	[2]	Lexmark International Group, Class A	1,403,382
43,014		Linear Technology Corp.	1,188,907
590,288	[2,3]	Lucent Technologies, Inc.	726,054
55,441	[2]	Maxim Integrated Products, Inc.	1,765,241
19,532	[2,3]	Mercury Interactive Corp.	515,059
103,498	[3]	Micron Technology, Inc.	1,655,968
929,659	[2]	Microsoft Corp.	49,708,867
8,377	[2,3]	Millipore Corp.	284,902
37,681	[3]	Molex, Inc.	995,155
393,821	[3]	Motorola, Inc.	3,611,339
1	[2]	Mykrolis Corp.	6
21,937	[2,3]	NCR Corp.	487,879
26,600	[2,3]	NVIDIA Corp.	316,540
30,807	[2]	National Semiconductor Corp.	409,117
57,361	[2,3]	Network Appliance, Inc.	514,586
65,023	[2]	Novell, Inc.	158,006
25,021	[2,3]	Novellus Systems, Inc.	790,664
931,713	[2]	Oracle Corp.	9,494,155
28,595	[2,3]	PMC-Sierra, Inc.	139,258
48,583	[2]	Parametric Technology Corp.	112,227
54,278	[2]	Peoplesoft, Inc.	982,432
20,607		PerkinElmer, Inc.	143,425
16,166	[2,3]	Qlogic Corp.	561,930
		COMMON STOCKS--continued[1]
		Information Technology--continued
132,289	[2]	Qualcomm, Inc.	$4,566,616
35,200	[2]	Rational Software Corp.	233,024
90,501	[2]	Sanmina Corp.	278,743
26,980		Scientific-Atlanta, Inc.	329,426
82,682	[2]	Siebel Systems, Inc.	621,769
133,505	[2,3]	Solectron Corp.	300,386
557,286	[2]	Sun Microsystems, Inc.	1,650,124
48,400	[2]	SunGard Data Systems, Inc.	1,073,028
39,341		Symbol Technologies, Inc.	340,300
22,056	[2]	Tektronix, Inc.	389,730
70,785	[2,3]	Tellabs, Inc.	543,629
31,401	[2,3]	Teradyne, Inc.	380,266
297,153		Texas Instruments, Inc.	4,712,847
34,853	[2]	Thermo Electron Corp.	640,947
57,022	[2,3]	Unisys Corp.	497,802
71,165	[2]	Veritas Software Corp.	1,085,266
22,600	[2]	Waters Corp.	569,068
123,922	[2,3]	Xerox Corp.	822,842
57,812	[2]	Xilinx, Inc.	1,097,850
110,399	[2,3]	Yahoo!, Inc.	1,647,153

		TOTAL	201,541,886

		Materials--2.6%
35,832		Air Products & Chemicals, Inc.	1,583,774
144,548		Alcoa, Inc.	3,188,729
13,745		Allegheny Technologies, Inc.	94,153
14,022		Ball Corp.	679,085
13,538		Bemis Co., Inc.	705,194
9,906		Boise Cascade Corp.	235,664
159,837		Dow Chemical Co.	4,154,164
163,206		Du Pont (E.I.) de Nemours & Co.	6,732,247
16,396		Eastman Chemical Co.	595,831
19,203	[3]	Ecolab, Inc.	926,545
17,163		Engelhard Corp.	380,160
46,911	[2,3]	Freeport-McMoRan Copper & Gold, Inc., Class B	572,314
39,490		Georgia-Pacific Corp.	481,778
8,555		Great Lakes Chemical Corp.	208,058
18,658	[2]	Hercules, Inc.	179,117
12,342	[3]	International Flavors & Fragrances, Inc.	414,074
		COMMON STOCKS--continued[1]
		Materials--continued
82,426		International Paper Co.	$2,879,140
17,982	[2]	Louisiana-Pacific Corp.	121,199
28,628	[3]	MeadWestvaco Corp.	599,757
39,677		Monsanto Co.	655,861
67,313	[3]	Newmont Mining Corp.	1,663,977
13,367	[3]	Nucor Corp.	563,285
28,942		PPG Industries, Inc.	1,361,142
33,508	[2]	Pactiv Corp.	664,799
18,966	[2,3]	Phelps Dodge Corp.	588,325
27,795		Praxair, Inc.	1,514,828
34,258		Rohm & Haas Co.	1,139,764
14,825	[2,3]	Sealed Air Corp.	227,119
10,180		Sigma-Aldrich Corp.	465,735
9,062		Temple-Inland, Inc.	371,723
16,610	[3]	United States Steel Corp.	213,439
14,406	[3]	Vulcan Materials Co.	483,465
37,420		Weyerhaeuser Co.	1,695,126
20,663		Worthington Industries, Inc.	389,291

		TOTAL	36,728,862

		Telecommunication Services--4.2%
661,736		AT&T Corp.	8,629,037
464,565	[2]	AT&T Wireless Services, Inc.	3,191,562
40,546		Alltel Corp.	2,015,542
294,602		BellSouth Corp.	7,703,842
20,130	[3]	CenturyTel, Inc.	570,283
52,138	[3]	Citizens Communications Co., Class B	433,788
155,936	[2,3]	NEXTEL Communications, Inc., Class A	1,758,958
300,972		Qwest Communications International, Inc.	1,020,295
566,547		SBC Communications, Inc.	14,537,596
156,401		Sprint Corp. (FON Group)	1,942,500
170,552	[2,3]	Sprint Corp. (PCS Group)	593,521
471,574		Verizon Communications	17,806,634

		TOTAL	60,203,558

		Utilities--2.7%
93,839	[2,3]	AES Corp.	166,095
21,643		Allegheny Energy, Inc.	123,365
28,157	[3]	Ameren Corp.	1,137,543
47,104	[3]	American Electric Power Co., Inc.	1,207,747
		COMMON STOCKS--continued[1]
		Utilities--continued
23,192	[3]	CMS Energy Corp.	$181,593
73,546	[2,3]	Calpine Corp.	147,092
52,514		CenterPoint Energy, Inc.	371,799
33,147		Cinergy Corp.	1,031,203
39,741	[3]	Consolidated Edison Co.	1,691,774
25,124	[3]	Constellation Energy Group	642,672
31,767		DTE Energy Co.	1,432,374
54,807	[3]	Dominion Resources, Inc.	2,630,736
153,032		Duke Energy Corp.	3,135,626
53,558	[3]	Dynegy, Inc., Class A	36,419
57,858	[2]	Edison International	581,473
104,839		El Paso Corp.	812,502
35,182		Entergy Corp.	1,551,174
53,219		Exelon Corp.	2,682,238
32,491		FPL Group, Inc.	1,916,319
59,384		FirstEnergy Corp.	1,927,011
27,456		KeySpan Corp.	1,002,968
21,213	[3]	Kinder Morgan, Inc.	776,608
70,236	[2,3]	Mirant Corp.	150,305
11,389		NICOR, Inc.	353,515
28,380	[3]	NiSource, Inc.	468,838
80,336	[2]	P G & E Corp.	871,646
25,587		PPL Corp.	885,566
9,357	[3]	Peoples Energy Corp.	340,127
19,518		Pinnacle West Capital Corp.	556,263
41,107	[3]	Progress Energy, Inc.	1,714,984
27,669		Public Service Enterprises Group, Inc.	792,717
40,741	[3]	Sempra Energy	902,006
125,786		Southern Co.	3,735,844
26,688	[3]	TECO Energy, Inc.	394,982
64,258	[3]	TXU Corp.	922,102
79,161	[3]	Williams Cos., Inc. (The)	148,823
66,824		Xcel Energy, Inc.	694,970

		TOTAL	38,119,019

		TOTAL COMMON STOCKS (IDENTIFIED COST $989,919,876)	1,399,993,045

Principal Amount or Shares			Value
		SHORT-TERM U.S. GOVERNMENT OBLIGATION--0.2%[4]
$2,320,000		United States Treasury Bill, 1/16/2003 (identified cost $2,312,080)	$2,312,080

		MUTUAL FUND--1.5%
21,864,019		Prime Value Obligations Fund, Class IS (at net asset value)	21,864,019

		TOTAL INVESTMENTS (IDENTIFIED COST $1,014,095,975)[5]	$1,424,169,144

1 The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Index and minimizing trading costs. The total market value of open index futures contracts is $28,775,500 at October 31, 2002, which represents 2.0% of net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the Index is 100.6%.

2 Non-income producing security.

3 Certain shares are temporarily on loan to unaffiliated broker/dealers.

4 Represents a security held as collateral which is used to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

5 The cost of investments for federal tax purposes amounts to $1,064,280,588. The net unrealized appreciation of investments on a federal tax basis amounts to $359,888,556 which is comprised of $539,612,689 appreciation and $179,724,133 depreciation at October 31, 2002.

Note: The categories of investments are shown as a percentage of net assets ($1,420,200,827) at October 31, 2002.

The following acronym is used throughout this portfolio:

REIT	--Real Estate Investment Trust

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2002

Assets:
Total investments in securities, at value (identified cost $1,014,095,975)		$1,424,169,144
Cash		356,886
Short-term investments held as collateral for securities lending		109,991,162
Income receivable		1,694,358
Receivable for shares sold		1,411,824

TOTAL ASSETS		1,537,623,374

Liabilities:
Payable for shares redeemed	$7,078,592
Payable on collateral due to broker	109,991,162
Payable for daily variation margin	149,277
Accrued expenses	203,516

TOTAL LIABILITIES		117,422,547

Net assets for 79,116,491 shares outstanding		$1,420,200,827

Net Assets Consist of:
Paid in capital		$1,166,021,698
Net unrealized appreciation of investments and futures contracts		409,888,417
Accumulated net realized loss on investments and futures contracts		(157,481,891)
Undistributed net investment income		1,772,603

TOTAL NET ASSETS		$1,420,200,827

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value and offering price per share ($906,709,561 ÷ 50,463,953 shares outstanding)		$17.97

Redemption proceeds per share		$17.97

Institutional Service Shares:
Net asset value and offering price per share ($425,420,982 ÷ 23,727,337 shares outstanding)		$17.93

Redemption proceeds per share		$17.93

Class C Shares:
Net asset value and offering price per share ($88,070,284 ÷ 4,925,201 shares outstanding)		$17.88

Redemption proceeds per share (99.00/100 of $17.88)1		$17.70

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2002

Investment Income:
Dividends (net of foreign taxes withheld of $29,695)			$26,188,633
Interest (including income on securities loaned of $325,284)			1,517,547

TOTAL INCOME			27,706,180

Expenses:
Management fee		$5,325,675
Custodian fees		139,270
Transfer and dividend disbursing agent fees and expenses		908,280
Directors'/Trustees' fees		18,340
Auditing fees		15,251
Legal fees		10,259
Portfolio accounting fees		181,868
Distribution services fee--Institutional Service Shares		1,620,383
Distribution services fee--Class C Shares		812,985
Shareholder services fee--Institutional Shares		2,816,748
Shareholder services fee--Institutional Service Shares		1,350,320
Shareholder services fee--Class C Shares		270,995
Share registration costs		60,486
Printing and postage		72,958
Insurance premiums		2,994
Miscellaneous		14,858

TOTAL EXPENSES		13,621,670

Waivers and Reimbursement:
Waiver of management fee	$(640,763)
Waiver of transfer and dividend disbursing agent fees and expenses	(72,272)
Waiver of distribution services fee--Institutional Service Shares	(1,350,320)
Waiver of shareholder services fee--Institutional Shares	(2,816,748)
Reimbursement of management fee	(5,299)

TOTAL WAIVERS AND REIMBURSEMENT		(4,885,402)

Net expenses			8,736,268

Net investment income			18,969,912

Realized and Unrealized Loss on Investments and Futures Contracts:
Net realized loss on investments			(45,225,193)
Net realized loss on future contracts			(6,829,861)
Net change in unrealized appreciation of investments and futures contracts			(231,122,406)

Net realized and unrealized loss on investments and futures contracts			(283,177,460)

Change in net assets resulting from operations			$(264,207,548)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31,	2002	2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$18,969,912	$21,545,349
Net realized loss on investments and futures contracts	(52,055,054)	(45,106,348)
Net change in unrealized appreciation/depreciation of investments and futures contracts	(231,122,406)	(688,253,085)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(264,207,548)	(711,814,084)

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(13,543,574)	(17,755,992)
Institutional Service Shares	(4,824,801)	(5,957,748)
Class C Shares	(201,421)	(103,048)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(18,569,796)	(23,816,788)

Share Transactions:
Proceeds from sale of shares	546,629,146	853,341,820
Net asset value of shares issued to shareholders in payment of distributions declared	12,178,872	14,963,898
Cost of shares redeemed	(774,869,659)	(1,278,220,554)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(216,061,641)	(409,914,836)

Change in net assets	(498,838,985)	(1,145,545,708)

Net Assets:
Beginning of period	1,919,039,812	3,064,585,520

End of period (including undistributed net investment income of $1,772,603 and $1,372,487, respectively)	$1,420,200,827	$1,919,039,812

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2002

ORGANIZATION

Federated Index Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated Max-Cap Index Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares, and Class C Shares. The investment objective of the Fund is to provide investment results that generally correspond to the aggregate price and dividend performance of publicly-traded common stocks comprising the Standard & Poor's 500 Composite Stock Price Index.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's manager to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. All discounts/premiums are accreted/amortized for financial reporting purposes as required. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended (the "Code"), applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

As of October 31, 2002, the tax composition of dividends was as follows:

Ordinary income	$18,569,796
Long-term capital gains	--

As of October 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$1,771,015
Undistributed long-term capital gains	--
Unrealized appreciation	$360,121,796

At year end, there were no significant differences between GAAP basis and tax basis of components of net assets, other than differences in the net unrealized appreciation (depreciation) in the value of investments attributable to the tax treatment of wash sale loss deferrals.

At October 31, 2002, the Fund, for federal tax purposes, had a capital loss carryforward of $107,480,442, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$49,445,607
2009	$38,257,525
2010	$19,777,310

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the year ended October 31, 2002, the Fund had realized losses on futures contracts of $6,829,861.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At October 31, 2002, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Receive	Position	Unrealized Depreciation
December 2002	130 S&P 500 Index Futures	Long	$(184,752)

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned must be in cash or government securities. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the custodian securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of October 31, 2002, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$105,878,148	$109,991,162

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

Year Ended October 31	2002		2001
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	14,188,299	$284,289,685	18,635,028	$471,784,073
Shares issued to shareholders in payment of distributions declared	372,258	7,610,990	399,068	9,584,157
Shares redeemed	(21,213,018)	(435,881,119)	(31,434,203)	(797,723,483)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(6,652,461)	$(143,980,444)	(12,400,107)	$(316,355,253)

Year Ended October 31	2002		2001
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	10,990,773	$230,571,516	13,348,744	$332,494,055
Shares issued to shareholders in payment of distributions declared	216,124	4,399,518	220,091	5,294,027
Shares redeemed	(14,452,023)	(301,626,281)	(17,629,930)	(438,312,835)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(3,245,126)	$(66,655,247)	(4,061,095)	$(100,524,753)

Year Ended October 31	2002		2001
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,516,165	$31,767,945	1,973,434	$49,063,692
Shares issued to shareholders in payment of distributions declared	8,706	168,364	3,489	85,714
Shares redeemed	(1,827,851)	(37,362,259)	(1,695,936)	(42,184,236)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(302,980)	$(5,425,950)	280,987	$6,965,170

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(10,200,567)	$(216,061,641)	(16,180,215)	$(409,914,836)

MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

Federated Investment Management Company, the Fund's manager (the "Manager"), receives for its services an annual investment management fee equal to 0.30% of the Fund's average daily net assets. The Manager may voluntarily choose to waive any portion of its fee. The Manager can modify or terminate this voluntary waiver at any time at its sole discretion. Under the terms of a sub-management agreement between the Manager and Deutsche Asset Management, Inc. (the "Sub-Manager"), the Sub-Manager receives an annual fee from the Manager equal to 0.022% of the Fund's average daily net assets.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund, which is managed by the Manager. The Manager has agreed to reimburse certain investment management fees as a result of these transactions.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.30%
Class C Shares	0.75%

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company ("FServ"), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the year ended October 31, 2002, were as follows:

Purchases	$304,996,162
Sales	$438,859,675

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

The Fund did not designate any long-term capital gain dividends for the year ended October 31, 2002.

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES OF FEDERATED INDEX TRUST AND SHAREHOLDERS OF FEDERATED MAX-CAP INDEX FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Max-Cap Index Fund (one of the portfolios constituting the Federated Index Trust) as of October 31, 2002, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Max-Cap Index Fund of the Federated Index Trust at October 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

/s/Ernst & Young LLP

Boston, Massachusetts
December 11, 2002

Board of Trustees and Trust Officers

The following table gives information about each Board member and the senior officers of the Fund. The tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of 139 investment company portfolios. Unless otherwise noted, each Board member: oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--five portfolios; CCMI Funds--two portfolios; Regions Funds--eight portfolios; Riggs Funds--nine portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon req uest, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held

John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: January 1990	Principal Occupations: Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 1990

Principal Occupations: President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: January 1990

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Previous Positions and Other Directorships Held

Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: October 1995

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, Member of Executive Committee, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3201 Tamiami Trail North Naples, FL TRUSTEE Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998

Principal Occupations: Director or Trustee of the Federated Fund Complex; Partner, Andersen Worldwide SC (prior to 9/1/97).

Other Directorships Held: Director, Michael Baker Corporation (engineering and energy services worldwide).

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: January 1990

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Other Directorships Held: Director, Walsh & Kelly, Inc. (heavy highway contractor).

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Address Positions Held with Trust	Principal Occupation(s) and Previous Positions

Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE President

Principal Occupations: President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER	Principal Occupations: Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT

Principal Occupations: President or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Stephen F. Auth Birth Date: November 28, 1942 CHIEF INVESTMENT OFFICER

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.

Previous Positions: Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

A Statement of Additional Information (SAI) dated December 31, 2002, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

[Logo of Federated]

Federated Max-Cap Index Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Investment Company Act File No. 811-6061

Federated is a registered mark of Federated Investors, Inc.
2002 ©Federated Investors, Inc.

Cusip 31420E403

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0032104A-SS (12/02)

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Federated Max-Cap Index Fund

A Portfolio of Federated Index Trust

STATEMENT OF ADDITIONAL INFORMATION

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December 31, 2002

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INSTITUTIONAL SHARES
INSTITUTIONAL SERVICE SHARES
CLASS C SHARES

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This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Institutional Shares, Institutional Service Shares and Class C Shares for Federated Max-Cap Index Fund (Fund), dated December 31, 2002.

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Obtain the prospectuses and the Annual Report's Management's Discussion of Fund Performance without charge by calling 1-800-341-7400.

[Logo of Federated]

Federated Max-Cap Index Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

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0032104B (12/02)

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Federated is a registered mark
of Federated Investors, Inc.
2002 ©Federated Investors, Inc.

CONTENTS

How is the Fund Organized?	1
Securities in Which the Fund Invests	1
What do Shares Cost?	5
How is the Fund Sold?	6
Exchanging Securities for Shares	6
Subaccounting Services	6
Redemption in Kind	6
Massachusetts Partnership Law	7
Account and Share Information	7
Tax Information	7
Who Manages and Provides Services to the Fund?	8
How does the Fund Measure Performance?	12
Who is Federated Investors, Inc.?	14
Standard & Poor's	15
Addresses	16

How is the Fund Organized?

The Fund is a diversified portfolio of Federated Index Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on January 30, 1990. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund changed its name from Federated Max-Cap Fund to Federated Max-Cap Index Fund on July 16, 2001.

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The Board of Trustees (the Board) has established three classes of shares of the Fund, known as Institutional Shares, Institutional Service Shares and Class C Shares (Shares). This SAI relates to all classes of Shares. The Fund's investment adviser is Federated Investment Management Company (Adviser).

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Securities in Which the Fund Invests

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

Equity Securities

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund may invest.

COMMON STOCKS

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

PREFERRED STOCKS

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Fund may treat such redeemable preferred stock as a fixed income security.

INTERESTS IN OTHER LIMITED LIABILITY COMPANIES

Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.

REAL ESTATE INVESTMENT TRUSTS (REITS)

REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

WARRANTS

Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

Fixed Income Securities

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund may invest.

TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

AGENCY SECURITIES

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.

Derivative Contracts

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts in an amount not to exceed 20% of its total net assets.

FUTURES CONTRACTS

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

The Fund may buy and sell stock index futures as a substitute for direct investments in the Index in order to help fully replicate the performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500").

OPTIONS

Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

The Fund may:

  Buy call options on the S&P 500, stock index futures contracts, and portfolio securities (in anticipation of an increase in the value of the underlying asset);
  Buy listed put options on the S&P 500 (in anticipation of a decrease in the value of the underlying asset);
  Buy or write options to close out existing option positions; or
  Write listed call options on portfolio securities of securities that the Fund can purchase without further consideration (or has segregated cash equivalents for such consideration) on the S&P 500 (to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset). If a call written by a Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

DEPOSITARY RECEIPTS

Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are not traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. In addition, ADRs are traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

SPECIAL TRANSACTIONS

Repurchase Agreements

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Manager.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Manager or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Delayed Delivery Transactions

Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Securities Lending

The Fund may lend portfolio securities to borrowers that the Manager deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate risks and credit risks.

Asset Coverage

In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

Inter-Fund Borrowing and Lending Arrangements

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The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated Investors, Inc. (Federated) administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

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INVESTMENT RISKS

There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Interest Rate Risks

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Call Risks

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Liquidity Risks

Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Risks Associated with Non-Investment Grade Securities

Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

Risks of Investing in American Depositary Receipts

Because the Fund may invest in ADRs issued by foreign companies, the Fund's share price may be more affected by foreign economic and political conditions, taxation policies, and accounting and auditing standards, than would otherwise be the case.

FUNDAMENTAL INVESTMENT OBJECTIVE

The Fund's fundamental investment objective is to provide investment results that generally correspond to the aggregate price and dividend performance of publicly-traded common stocks comprising the S&P 500. The investment objective may not be changed by the Fund's Board without shareholder approval.

INVESTMENT LIMITATIONS

Diversification

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Borrowing Money and Issuing Senior Securities

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The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (1940 Act).

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Investing in Real Estate

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Commodities

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

Underwriting

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Lending

The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Concentration

The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments are not deemed to constitute an industry.

The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Pledging Assets

The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

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Investing in Restricted Securities

The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities to 15% of its net assets.

Investing in Illiquid Securities

The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.

Purchases on Margin

The Fund will not purchase securities on margin provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Investing in Other Investment Companies

The Fund may invest its assets in securities of other investment companies, including securities of affiliated investment companies, as an efficient means of carrying out its investment policies and managing its uninvested cash.

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In applying the Fund's concentration restriction: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute "concentration."

As a matter of non-fundamental operating policy, for purposes of the commodities policy, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contractss that settle by payment of cash are not deemed to be investments in commodities.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

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DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

  for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
  in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and
  for all other securities at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

What do Shares Cost?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

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REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE (CLASS C SHARES)

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These reductions or eliminations are offered because: no sales commissions have been advanced to the investment professional selling Shares; the shareholder has already paid a Contingent Deferred Sales Charge (CDSC); or nominal sales efforts are associated with the original purchase of Shares.

Upon notification to the Distributor or the Fund's transfer agent, no CDSC will be imposed on redemptions:

  following the death or post-purchase disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;
  representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70-1/2;
  of Shares that represent a reinvestment within 120 days of a previous redemption;

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  of Shares held by the Trustees, employees, and sales representatives of the Fund, the Adviser, the Distributor and their affiliates; employees of any investment professional that sells Shares according to a sales agreement with the Distributor; and the immediate family members of the above persons;

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  of Shares originally purchased through a bank trust department, a registered investment adviser or retirement plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through these entities;
  which are involuntary redemptions processed by the Fund because the accounts do not meet the minimum balance requirements.

How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

RULE 12B-1 PLAN (INSTITUTIONAL SERVICE SHARES AND CLASS C SHARES)

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

SHAREHOLDER SERVICES

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The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated, for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

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SUPPLEMENTAL PAYMENTS

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Investment professionals (such as broker/dealers or banks) may be paid fees, in significant amounts, out of the assets of the Distributor and/or Federated Shareholder Services Company. (These fees do not come out of Fund assets.) The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

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Investment professionals receive such fees for providing distribution-related and/or shareholder services, such as advertising, providing incentives to their sales personnel, sponsoring other activities intended to promote sales, and maintaining shareholder accounts. These payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of sales or marketing support furnished by the investment professional.

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When an investment professional's customer purchases Shares, the investment professional may receive an amount up to 1.00%, of the NAV of Class C Shares.

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Exchanging Securities for Shares

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

Subaccounting Services

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

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In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Fund will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

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Account and Share Information

VOTING RIGHTS

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Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

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All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

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Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding Shares of all series entitled to vote.

As of December 2, 2002, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class C Shares: Merrill Lynch Pierce Fenner & Smith, Jacksonville, FL, owned approximately 496,882 Shares (10.11%); Edward Jones & Co., Maryland Heights, MO, owned approximately 648,098 Shares (13.19%).

As of December 2, 2002, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Shares: Mitra & Co., Milwaukee, WI, owned approximately 7,602,316 Shares (14.30%).

As of December 2, 2002, the following shareholders owned or record, beneficially, or both, 5% or more of outstanding Institutional Service Shares: Saxon & Co., Philadelphia, PA, owned approximately 1,319,033 Shares (5.54%); IMS & Co., Englewood, CO, owned approximately 2,478,398 Shares (10.41%).

Tax Information

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

Who Manages and Provides Services to the Fund?

BOARD OF TRUSTEES

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises three portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 139 portfolios). Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--five portfolios; CCMI Funds--two portfolios; Regions Funds--eight portfolios; Riggs Funds--nine portfolios; and WesMark Funds--five portfolios.

As of December 2, 2002, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Positions	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Trust and Federated Fund Complex (past calendar year)

John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: January 1990	Principal Occupations: Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd. Previous Positions: Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.	$0	$0

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 1990

Principal Occupations: President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; President, Chief Executive Officer and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; President, Chief Executive Officer and Director, Federated Global Investment Management Corp.; President and Chief Executive Officer, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Position: President, Federated Investment Counseling.

		$0	$0

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: January 1990	Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center. Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America. Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.	$1,545.46	$117,117.17

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Positions	Aggregate Compensation From Fund (past fiscal year)	Total Compensation From Trust and Federated Fund Complex (past calendar year)

Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: October 1995	Principal Occupation: Director or Trustee of the Federated Fund Complex. Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, Member of Executive Committee, University of Pittsburgh. Previous Position: Senior Partner, Ernst & Young LLP.	$1,700.07	$128,847.72

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 Tamiami Trail N. Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida. Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.	$1,700.07	$128,847.66

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Complex; Partner, Andersen Worldwide SC (prior to 9/1/97). Other Directorships Held: Director, Michael Baker Corporation (engineering and energy services worldwide).	$1,700.07	$126,923.53

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex. Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College. Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.	$1,545.46	$115,368.16

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant. Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.	$1,545.46	$117,117.14

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing, communications and technology) (prior to 9/1/00). Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.	$1,700.07	$128,847.66

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray. Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services). Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.	$1,825.57	$117,117.14

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: January 1990	Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator. Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.	$1,545.46	$117,117.17

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc. Other Directorships Held: Director, Walsh & Kelly, Inc. (heavy highway contractor). Previous Position: Vice President, Walsh & Kelly, Inc.	$1,545.46	$117,117.17

OFFICERS**

Name Birth Date Address Positions Held with Trust	Principal Occupation(s) and Previous Positions

Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT

Principal Occupations: President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services; Vice President, Federated Investment Management Company, Federated Investment Counseling, Federated Global Investment Management Corp. and Passport Research, Ltd.; Director and Executive Vice President, Federated Securities Corp.; Director, Federated Services Company; Trustee, Federated Shareholder Services Company.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY

Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER

Principal Occupations: Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Previous Positions: Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT

Principal Occupations: President or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFICER

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.;

Previous Positions: Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd; Senior Managing Director and Portfolio Manager, Prudential Investments.

John W. Harris Birth Date: June 6, 1954

John W. Harris has been the Fund's Portfolio Manager since January 2003. Mr. Harris initially joined Federated in 1987 as an Investment Analyst. He served as an Investment Analyst and an Assistant Vice President from 1990 through 1992 and as a Senior Investment Analyst and Vice President through May 1993. After leaving the money management field to travel extensively, he rejoined Federated in 1997 as a Senior Investment Analyst and became a Portfolio Manager and an Assistant Vice President of the Fund's Adviser in December 1998. In January 2000, Mr. Harris became a Vice President of the Fund's Adviser. Mr. Harris is a Chartered Financial Analyst. He received his M.B.A. from the University of Pittsburgh.

** Officers do not receive any compensation from the Fund.

Thomas R. Donahue, Chief Financial Officer, Vice President, Treasurer and Assistant Secretary of Federated and an officer of its various advisory and underwriting subsidiaries, has served as a Term Member on the Board of Directors of Duquesne University, Pittsburgh, Pennsylvania, since May 12, 2000. Mr. John E. Murray, Jr., an Independent Trustee of the Fund, served as President of Duquesne from 1988 until his retirement from that position in 2001, and became Chancellor of Duquesne on August 15, 2001. It should be noted that Mr. Donahue abstains on any matter that comes before Duquesne's Board that affects Mr. Murray personally.

COMMITTEES OF THE BOARD

Board Committee	Committee Members	Committee Functions	Meetings Held During Last Fiscal Year

Executive	John F. Donahue John E. Murray, Jr., J.D., S.J.D.

In between meetings of the full Board, the Executive Committee generally may exercise all the powers of the full Board in the management and direction of the business and conduct of the affairs of the Trust in such manner as the Executive Committee shall deem to be in the best interests of the Trust However, the Executive Committee cannot elect or remove Board members, increase or decrease the number of Trustees, elect or remove any Officer, declare dividends, issue shares or recommend to shareholders any action requiring shareholder approval.

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Audit	Thomas G. Bigley John T. Conroy, Jr. Nicholas P. Constantakis Charles F. Mansfield, Jr.

The Audit Committee reviews and recommends to the full Board the independent auditors to be selected to audit the Fund's financial statements; meet with the independent auditors periodically to review the results of the audits and report the results to the full Board; evaluate the independence of the auditors, review legal and regulatory matters that may have a material effect on the financial statements, related compliance policies and programs, and the related reports received from regulators; review the Fund's internal audit function; review compliance with the Fund's code of conduct/ethics; review valuation issues; monitor inter-fund lending transactions; review custody services and issues and investigate any matters brought to the Committee's attention that are within the scope of its duties.

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BOARD OWNERSHIP OF SHARES IN THE FUND AND IN THE FEDERATED FAMILY OF INVESTMENT COMPANIES AS OF DECEMBER 31, 2001

Interested Board Member Name	Dollar Range of Shares Owned in Fund	Aggregate Dollar Range of Shares Owned in Federated Family of Investment Companies
John F. Donahue	None	Over $100,000
J. Christopher Donahue	Over $100,000	Over $100,000
Lawrence D. Ellis, M.D.	None	Over $100,000

Independent Board Member Name
Thomas G. Bigley	None	Over $100,000
John T. Conroy, Jr.	Over $100,000	Over $100,000
Nicholas P. Constantakis	$10,001-$50,000	Over $100,000
John F. Cunningham	None	Over $100,000
Peter E. Madden	Over $100,000	Over $100,000
Charles F. Mansfield, Jr.	$1-$10,000	$50,001 - $100,000
John E. Murray, Jr., J.D., S.J.D.	None	Over $100,000
Marjorie P. Smuts	$1-$10,000	Over $100,000
John S. Walsh	None	Over $100,000

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INVESTMENT MANAGER

The Manager is a wholly owned subsidiary of Federated.

The Manager oversees the Sub-Manager, Deutsche Asset Management, Inc., an indirect wholly owned subsidiary of Deutsche Bank AG, which conducts investment research and makes investment decisions for the Fund. Subject to the supervision and direction of the Board, the Manager provides to the Fund investment management evaluation services principally by performing initial due diligence on the Sub-Manager for the Fund and thereafter monitoring and evaluating the performance of the Sub-Manager through quantitative and qualitative analyses. In addition, the Manager conducts periodic in-person, telephonic and written consultations with the Sub-Manager. In initially evaluating the Sub-Manager, the Manager considered, among other factors, the Sub-Manager's size, investment capabilities in the area of indexed assets under management, performance history, its ongoing commitment to client service and the stability and quality of the organization (including the Sub-Manager's financial condition), as well as the quality of the individuals that make up its investment team. On an ongoing basis, the Manager is responsible for communicating performance expectations and evaluations to the Sub-Manager; monitoring tracking errors; monitoring and analyzing the use of futures contracts; monitoring the futures holdings of the Fund as a percentage of Fund assets; monitoring market timing in the Fund; monitoring securities lending for the Funds; discussing with the Sub-Manager the portfolio sampling techniques employed by the Sub-Manager; and ultimately recommending to the Board whether the Sub-Management Contract should be renewed, modified or terminated. The Manager provides written reports to the Board regarding the results of its evaluation and monitoring functions. In addition, the Manager is responsible for providing the Fund with administrative services, including, but not limited to, shareholder servicing and certain legal and accounting services. The Manager is also responsible for conducting all operations of the Fund, except those operations contracted to the Sub-Manager, custodian, transfer agent and dividend disbursing agent. The Manager receives an annual fee from the Fund for performing its responsibilities under the Management Contract. The Manager and the Sub-Manager shall not be liable to the Trust, the Fund, or any Fund shareholder for any losses that maybe sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

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On September 27, 2002, Northern Trust Investments, Inc. (Northern) announced its intention to acquire the passive investment management business of the Sub-Manager. Upon the acquisition by Northern, the current subadvisory agreement with the Sub-Manager will automatically terminate. The Board has approved an interim agreement with Northern that may go into effect if the Board has not approved a permanent subadvisory agreement prior to the termination of the current subadvisory agreement.

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Other Related Services

Affiliates of the Manager may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Manager, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

BROKERAGE TRANSACTIONS

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When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Manager looks for prompt execution of the order at a favorable price. The Manager will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Manager may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Manager may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Manager may also direct certain portfolio trades to a broker that, in turn, pays a portion of the Fund's operating expenses. The Manager makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Manager. Except as noted below, when the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Manager to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund. Investments for Federated Kaufmann Fund and other accounts managed by that fund's portfolio managers in initial public offerings ("IPO") are made independently from any other accounts, and much of their non-IPO trading may also be conducted independently from other accounts.

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Research Services

Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Manager or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Manager or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Manager and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

CUSTODIAN

Bankers Trust Company, New York, NY is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS

The independent auditor for the Fund, Ernst & Young LLP, conducts its audits in accordance with auditing standards generally accepted in the United States of America, which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES

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For the Year Ended October 31	2002	2001	2000
Managementy Fee Earned	$5,325,675	$7,240,536	$9,201,425
Management Fee Reduction	640,763	291210	18,530
Management Fee Reimbursement	5,299	5,931	2,239
Sub-Management Fee	390,550	530,973	356,970
Brokerage Commissions	564,083	399,654	233,759
12b-1 Fee:
Institutional Service Shares	270,063	--	--
Class C Shares	812,985	--	--
Shareholder Services Fee:
Institutional Shares	0	--	--
Institutional Service Shares	1,350,320	--	--
Class C Shares	270,995	--	--

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Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.

How Does the Fund Measure Performance?

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The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

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Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

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Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

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AVERAGE ANNUAL TOTAL RETURNS AND YIELD

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Total returns are given for the one-year, five-year, ten-year and/or Start of Performance periods ended October 31, 2002.

Yield is given for the 30-day period ended October 31, 2002

Share Class	30-Day Period	1 Year	5 Years	10 Years
Institutional Shares:
Total Return
Before Taxes	N/A	(15.41)%	0.30%	9.44%
After Taxes on Distributions	N/A	(15.82)%	(0.42)%	7.80%
After Taxes on Distributions and Sale of Shares	N/A	(9.43)%	0.02%	7.16%
Yield	1.44%	N/A	N/A	N/A

Share Class	30-Day Period	1 Year	5 Years	10 Years	Start of Performance on 9/7/1993
Institutional Service Shares:
Total Return
Before Taxes	N/A	(15.67)%	(0.00)%	N/A	8.63%
After Taxes on Distributions	N/A	(15.97)%	(0.60)%	N/A	7.24%
After Taxes on Distributions and Sale of Shares	N/A	(9.60)%	(0.17)%	N/A	6.58%
Yield	1.15%	N/A	N/A	N/A	N/A

Share Class	30-Day Period	1 Year	5 Years	10 Years	Start of Performance on 11/10/1997
Class C:
Total Return
Before Taxes	N/A	(17.12)%	N/A	N/A	(0.84)%
After Taxes on Distributions	N/A	(17.18)%	N/A	N/A	(1.19)%
After Taxes on Distributions and Sale of Shares	N/A	(10.51)%	N/A	N/A	(0.74)%
Yield	0.49%	N/A	N/A	N/A	N/A


TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.


The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions. Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.


YIELD

The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

  references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;
  charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;
  discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and
  information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Dow Jones Industrial Average (DJIA)

The DJIA represents share prices of selected blue-chip industrial corporations. The DJIA indicates daily changes in the average price of stock of these corporations. Because it represents the top corporations of America, the DJIA is a leading economic indicator for the stock market as a whole.


Lipper, Inc.

Lipper, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in NAV over a specified period of time.


Morningstar, Inc.

Morningstar, Inc. is an independent rating service and publisher of the bi-weekly Mutual Fund Values , which rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Standard & Poor's Composite Stock Price Index (S&P 500)

The S&P 500 is a composite index of common stocks in industry, transportation, and financial and public utility companies. It can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the S&P 500 assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S&P 500 figures.

Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

Municipal Funds


In the municipal sector, as of December 31, 2001, Federated managed 12 bond funds with approximately $2.3 billion in assets and 22 money market funds with approximately $44.8 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.


Equity Funds


In the equity sector, Federated has more than 31 years' experience. As of December 31, 2001, Federated managed 40 equity funds totaling approximately $20.7 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.


Corporate Bond Funds


In the corporate bond sector, as of December 31, 2001, Federated managed 11 money market funds and 30 bond funds with assets approximating $62.3 billion and $5.4 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 29 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.


Government Funds


In the government sector, as of December 31, 2001, Federated managed 6 mortgage backed, 5 multi-sector government funds, 3 government/agency and 19 government money market mutual funds, with assets approximating $3.6 billion, $2.0 billion, $1.2 billion and $55.2 billion, respectively. Federated trades approximately $90.4 billion in U.S. government and mortgage backed securities daily and places approximately $35 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $50 billion in government funds within these maturity ranges.


Money Market Funds


In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 2001, Federated managed $136.4 billion in assets across 54 money market funds, including 19 government, 11 prime, 22 municipal and 1 euro-denominated with assets approximating $55.2 billion, $62.3 billion, $19.5 billion and $34.6 million, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: Global Equity--Stephen F. Auth is responsible for overseeing the management of Federated's domestic and international equity products; Global Fixed Income--William D. Dawson III is responsible for overseeing the management of Federated's domestic and international fixed income and high yield products.


MUTUAL FUND MARKET


Forty-nine percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $6.8 trillion to the more than 8,157 funds available, according to the Investment Company Institute.


FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients


Federated meets the needs of approximately 3,035 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial Managers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.


Bank Marketing

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries

Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,000 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

Standard & Poor's

The Fund is not sponsored, endorsed, sold or promoted by, or affiliated with, Standard & Poor's ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to Federated Securities Corp. (the "Licensee") is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, which is determined, composed and calculated by S&P without regard to the Licensee or the Fund. S&P has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of, the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund.

S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein. S&P makes no warranty, express or implied, as to results to be obtained by Licensee, owners of the Fund, or any other person or entity from the use of the S&P 500 Index or any data included therein in connection with the rights licensed hereunder or for any other use. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

Addresses

FEDERATED MAX-CAP INDEX FUND


Institutional Shares
Institutional Service Shares
Class C Shares


Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor

Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Manager

Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Sub-Manager

Deutsche Asset Management, Inc.
130 Liberty Street
New York, NY 10006

Custodian

Bankers Trust Company
31 West 52nd Street
Mail Stop NYC09-0810
New York, NY 10019

Transfer Agent and Dividend Disbursing Agent

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

PART C.  OTHER INFORMATION

Item 23.    Exhibits
            (a)(i)     Amended and Restated Declaration of Trust of the Registrant;
               (18)
                (ii)   Conformed copy of Amendment No. 10 to the Declaration of
                       Trust of the Registrant; (20)
                (iii)  Conformed copy of Amendment No. 11 to the Declaration of
                       Trust of the Registrant; (+)
                (iv)   Conformed copy of Amendment No. 12 to the Declaration of
                       Trust of the Registrant; (+)
            (b)(i)     Copy of By-Laws of the Registrant as amended; (5)
               (ii)    Copies of Amendment Nos. 1-4 to the By-Laws of the
                       Registrant; (16)
            (c)(i)     Copy of Specimen Certificate for Shares of Beneficial
                       Interest of the Federated Mid-Cap and Federated Mini-Cap
                       Funds; (11)
               (ii)    Copy of Specimen Certificates for Shares of Beneficial
                       Interest of the Institutional Service and Institutional
                       Service Shares of the Federated Max-Cap Fund; (11)
            (d)(i)     Conformed copy of Investment Management Contract of the
                       Registrant; (10)
               (ii)    Conformed copy of Exhibit A, B and C to the Investment
                       Management Contract of the Registrant; (18)
               (iii)   Conformed copy of Limited Power of Attorney and Schedule 1 to the Investment Management Contract of the Registrant; (18)
               (iv)    Conformed copy of Amendment to Investment Management Contract between the Registrant and Federated Investment Management
                       Company; (19)

+  All exhibits have been filed electronically.

5.    Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 2 on Form N-1A filed September 12, 1991. (File Nos. 33-33852 and 811-6061)
10.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 9 on Form N-1A filed December 29, 1993. (File Nos. 33-33852 and 811-6061)
11.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 10 on Form N-1A filed December 29, 1994. (File Nos. 33-33852 and 811-6061)
16.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 15 on Form N-1A filed October 30, 1998.  (File Nos. 33-33852 and 811-6061)
18.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 18 on Form N-1A filed December 27, 2000.  (File Nos. 33-33852 and 811-6061)
19.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 19 on Form N-1A filed October 23, 2001.  (File Nos. 33-33852 and 811-6061)
20.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 20 on Form N-1A filed December 26, 2001.  (File Nos. 33-33852 and 811-6061)

             (d)(v)    Conformed copy of Subadvisory Agreement for the Federated
                       Max-Cap Index Fund, Federated Mid-Cap Index Fund and
                       Federated Mini-Cap Index Fund; (19)
               (vi)    Conformed copy of Investment Advisory Agreement (21)
             (e)(i)    Conformed copy of Distributor's Contract of the Registrant;
                       (10)
               (ii)    Conformed copy of Exhibit D to Distributor's Contract of the
                       Registrant;(10)
               (iii)   Conformed copies of Exhibits E and F to Distributor's
                       Contract of the Registrant; (14)
               (iv)    Conformed copy of Exhibit G to Distributor's Contract of the
                       Registrant; (+)
               (v)     The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual
                       Funds Service Agreement and Plan Trustee/Mutual Funds Service
                       Agreement from Item 24(b)(6) of the Cash Trust Series II
                       Registration Statement on Form N-1A, filed with the
                       Commission on July 24, 1995. (File Nos. 33-38550 and
                       811-6269);
               (vi)    Conformed copy of Amendment to Distributor's Contract between the Registrant and Federated Securities Corp.; (19)
            (f)        Not applicable;
            (g)(i)     Conformed copy of Custodian Contract of the      Registrant; (19)
                (ii)   Conformed copy of Exhibit A and D to Custody Agreement of
                       Registrant (21)

10.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 9 on Form N-1A filed December 29, 1993. (File Nos. 33-33852 and 811-6061)
14.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 13 on Form N-1A filed November 6, 1997. (File Nos. 33-33852 and 811-6061)
19.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 19 on Form N-1A filed October 23, 2001.  (File Nos. 33-33852 and 811-6061)
21.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 23 on Form N-1A filed February 19, 2002.  (File Nos. 33-33852 and 811-6061)

            (h) (i)    Conformed copy of Amended and Restated Agreement for Fund
                       Accounting Services, Administrative Services, Shareholder
                       Transfer Agency Services and Custody Services Procurement; (16)
                (ii)   The Registrant hereby incorporates the conformed copy of
                       the Second Amended and Restated Services Agreement from
                       Item (h) (v) of the Investment Series Funds, Inc.
                       Registration Statement on Form N-1A, filed with the
                       Commission on January 23, 2002.  (File Nos. 33-48847 and
                       811-07021).
               (iii)   Conformed copy of Second Amended and Restated Shareholder
                       Services Agreement; (14)
(iv)  The responses described in Item 23(e)(iv) are hereby incorporated by reference.
(v)   Conformed copy of Supervisory and Administrative Services Contract (+)
(vi)  Form of Servicing Agreement (21)
(vii) Form of Third Party Feeder Fund Agreement (21)
(viii)      Form of Recordkeeping and Investment Accounting
                       Agreement (21)
__________________________
+  All exhibits have been filed electronically.

10.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 9 on Form N-1A filed December 29, 1993. (File Nos. 33-33852 and 811-6061)
14.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 13 on Form N-1A filed November 6, 1997. (File Nos. 33-33852 and 811-6061)
16.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 15 on Form N-1A filed October 30, 1998. (File Nos. 33-33852 and 811-6061)
19.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 19 on Form N-1A filed October 23, 2001.  (File Nos. 33-33852 and 811-6061)
21.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 23 on Form N-1A filed February 19, 2002.  (File Nos. 33-33852 and 811-6061)

            (i)        Conformed copy of the Opinion and Consent of Counsel   as to
               legality of shares being registered; (12)
            (j)        Conformed Copy of Independent Auditors' Consent; (+)
            (k)        Not applicable;
            (l)        Conformed copy of Initial Capital Understanding; (3)
            (m)(i)     Conformed copy of Distribution Plan of the Registrant; (10)
               (ii)    Conformed copies of Exhibits B and C to the Distribution Plan of the Registrant; (14)
               (iii)   The responses described in Item 23(e)(iv) are hereby
                       incorporated by reference;
            (n)        The Registrant hereby incorporates the conformed copy of the
                       Multiple Class Plan from Item (n) of the Federated Income
                       Securities Trust Registration Statement on Form N-1A, filed with the Commission on June 26, 2002. (File Nos. 2-29786 and
                       811-1704).
            (o)(i)     Conformed copy of Power of Attorney of the Registrant;
               (18)
               (ii)    Conformed copy of Power of Attorney of J. Thomas Madden,
                       Chief Investment Officer; (18)
               (iii)   Conformed copy of Power of Attorney of Stephen F. Auth, Chief
                       Investment Officer; (+)
            (p) (i)    The Registrant hereby incorporates the conformed copy of
                       the Code of Ethics for Access Persons from Item 23(p) of the
                       Federated Managed Allocation Portfolios, Registration
                       Statement on Form N-1A filed with the Commission on January
                       25, 2001. (File Nos. 33-51247 and 811-7129).

Item 24. Persons Controlled by or Under Common Control with the Fund:

         None

Item 25. Indemnification: (3)

+  All exhibits have been filed electronically.

3.    Response is incorporated by reference to Registrant's Pre-Effective Amendment
      No. 2 on Form N-1A dated June 29, 1990. (File Nos. 33-33852 and 811-6061)
10.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 9 on Form N-1A filed December 29, 1993. (File Nos. 33-33852 and 811-6061)
12.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 11 on Form N-1A filed December 28, 1995. (File Nos. 33-33852 and 811-6061)
14.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 13 on Form N-1A filed November 6, 1997. (File Nos. 33-33852 and 811-6061)
18.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 18 on Form N-1A filed December 27, 2000.  (File Nos. 33-33852 and 811-6061)
20.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 20 on Form N-1A filed December 26, 2001.  (File Nos. 33-33852 and 811-6061)

Item 26. Business and Other Connections of Investment Adviser:

         For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this
         Registration Statement under "Who Manages and Provides Services to the
         Fund?"  The remaining Trustees of the investment adviser and, in parentheses, their principal occupations are:  Thomas R. Donahue,
         (Chief Financial Officer, Federated Investors, Inc.), 1001 Liberty
         Avenue, Pittsburgh, PA, 15222-3779 and Mark D. Olson (a principal of the firm, Mark D. Olson & Company, L.L.C. and Partner, Wilson,
         Halbrook & Bayard, P.A.), 800 Delaware Avenue, P.O. Box 2305,
         Wilmington, DE  19899-2305.

         The remaining Officers of the investment adviser are:
         President/ Chief Executive
         Officer:                            Keith M. Schappert

         Executive Vice Presidents:          William D. Dawson, III
                                             Henry A. Frantzen
                                             J. Thomas Madden
                                             Stephen F. Auth

         Senior Vice Presidents:             Joseph M. Balestrino
                                             David A. Briggs
                                             Jonathan C. Conley
                                             Deborah A. Cunningham
                                             Michael P. Donnelly
                                             Linda A. Duessel
                                             Mark E. Durbiano
                                             James E. Grefenstette
                                             Robert M. Kowit
                                             Jeffrey A. Kozemchak
                                             Richard J. Lazarchic
                                             Susan M. Nason
                                             Mary Jo Ochson
                                             Robert J. Ostrowski
                                             Frank Semack
                                             Richard Tito
                                             Peter Vutz

         Vice Presidents:                    Todd A. Abraham
                                             J. Scott Albrecht
                                             Randall S. Bauer
                                             Nancy J.Belz
                                             G. Andrew Bonnewell
                                             David Burns
                                             Robert E. Cauley
                                             Regina Chi
                                             Ross M. Cohen
                                             Fred B. Crutchfield
                                             Lee R. Cunningham, II
                                             Alexandre de Bethmann
B.    Anthony Delserone, Jr.
                                             Donald T. Ellenberger
                                             Eamonn G. Folan
                                             Kathleen M. Foody-Malus
                                             Thomas M. Franks
                                             John T. Gentry
                                             David P. Gilmore
                                             James P. Gordon
                                             Marc Halperin
                                             John W. Harris
                                             Patricia L. Heagy
                                             Susan R. Hill
                                             Nikola A. Ivanov
                                             William R. Jamison
                                             Constantine J.Kartsonas
                                             Nathan H. Kehm
                                             John C. Kerber
                                             Steven Lehman
                                             Marian R. Marinack
                                             Natalie F. Metz
                                             Thomas J. Mitchell
                                             Joseph M. Natoli
                                             John L. Nichol
                                             Mary Kay Pavuk
                                             Jeffrey A. Petro
                                             John P. Quartarolo
                                             Ihab L. Salib
                                             Roberto Sanchez-Dahl, Sr.
                                             Aash M. Shah
                                             John Sidawi
                                             Michael W. Sirianni, Jr.
                                             Christopher Smith
                                             Timothy G. Trebilcock
                                             Leonardo A. Vila
                                             Paige M. Wilhelm
                                             Richard M. Winkowski, Jr.
                                             Lori A. Wolff
                                             George B. Wright

         Assistant Vice Presidents:          Catherine A. Arendas
                                             Angela A. Auchey
                                             Nicholas P. Besh
                                             Hanan Callas
                                             David W. Cook
                                             James R. Crea, Jr.
                                             Karol M. Crummie
                                             David Dao
                                             Richard J. Gallo
                                             James Grant
                                             Anthony Han
                                             Kathryn P. Heagy
                                             Carol B. Kayworth
                                             J. Andrew Kirschler
                                             Robert P. Kozlowski
                                             Ted T. Lietz, Sr.
                                             Monica Lugani
                                             Tracey L. Lusk
                                             Theresa K. Miller
                                             Bob Nolte
                                             Rae Ann Rice
                                             James W. Schaub
                                             Jennifer G. Setzenfand
                                             Diane R. Startari
                                             Kyle D. Stewart
                                             Mary Ellen Tesla
                                             Michael R. Tucker
                                             Steven J. Wagner
                                             Mark Weiss

         Secretary:                          G. Andrew Bonnewell

         Treasurer:                          Thomas R. Donahue

         Assistant Secretaries:              C. Grant Anderson
                                             Leslie K. Ross

         Assistant Treasurer:                Denis McAuley, III

         The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh,
         Pennsylvania 15222-3779.  These individuals are also officers of a majority of the investment advisers to the investment companies in the
         Federated Fund Complex described in Part B of this Registration
         Statement.

Item 27.  Principal Underwriters:

          (a)     Federated Securities Corp. the Distributor for shares of the
                  Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

Cash Trust Series II; Cash Trust Series, Inc.; CCMI Funds; Edward Jones Money
Market Fund; Edward Jones Tax-Free Money Market Fund; Federated American
Leaders Fund, Inc.; Federated Adjustable Rate Securities Fund; Federated Core
Trust; Federated Core Trust II, L.P.; Federated Equity Funds; Federated Equity
Income Fund, Inc.; Federated Fixed Income Securities, Inc.; Federated Fund for
U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government
Income Securities, Inc.; Federated High Income Bond Fund, Inc.; Federated High
Yield Trust; Federated Income Securities Trust; Federated Income Trust;
Federated Index Trust; Federated Institutional Trust; Federated Insurance
Series; Federated International Series, Inc.; Federated Investment Series
Funds, Inc.; Federated Limited Duration Government Fund, Inc.; Federated
Managed Allocation Portfolios; Federated Municipal Opportunities Fund, Inc.;
Federated Municipal Securities Fund, Inc.; Federated Municipal Securities
Income Trust; Federated Short-Term Municipal Trust; Federated Stock and Bond
Fund, Inc.; Federated Stock Trust; Federated Total Return Series, Inc.;
Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund:
1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated
Total Return Government Bond Fund; Federated Utility Fund, Inc.; Federated
World Investment Series, Inc.; FirstMerit Funds; Hibernia Funds; Intermediate
Municipal Trust; Marshall Funds, Inc.; Money Market Obligations Trust; Regions
Morgan Keegan Select Funds; RIGGS Funds; SouthTrust Funds; and Vision Group of
Funds.

         (b)

        (1)                          (2)                       (3)
Positions and Offices                                 Positions and Offices
  With Distributor                   Name                With Registrant
_____________________          _________________      ______________________

Chairman:                     Richard B. Fisher          [Insert Title(s)]

Director:                        Arthur L. Cherry

President-Institutional
Sales and Director:           John B. Fisher

Director, Executive Vice
Vice President and Assistant
Secretary:                    Thomas R. Donahue

President-Broker/Dealer
And Director:                 James F. Getz

Senior Vice Presidents:
                           Mark W. Bloss
                           Richard W. Boyd
                           Laura M. Deger
                           Peter W. Eisenbrandt
                           Theodore Fadool, Jr.
                           Christopher T. Fives
                           James S. Hamilton
                           James M. Heaton
                           Amy Michaliszyn
                           Keith Nixon
                           Solon A. Person, IV
                           Ronald M. Petnuch
                           Timothy C. Pillion
                           Thomas E. Territ
                           Robert F. Tousignant

Vice Presidents:           John B. Bohnet
                           Jane E. Broeren-Lambesis
                           David J. Callahan
                           Mark Carroll
                           Scott Charlton
                           Steven R. Cohen
                           Mary J. Combs
                           R. Edmond Connell, Jr.
                           Kevin J. Crenny
                           Daniel T. Culbertson
                           G. Michael Cullen
                           Marc C. Danile
                           Robert J. Deuberry
                           Ron Dorman
                           William C. Doyle
                           Donald C. Edwards
                           Timothy Franklin
                           Peter J. Germain
                           Joseph D. Gibbons
                           G. Tad Gullickson
                           Scott Gundersen
                           Dayna C. Haferkamp
                           Raymond J. Hanley
                           Vincent L. Harper, Jr.
                           Bruce E. Hastings
                           Charlene H. Jennings
                           Theresa M. Johnson
                           Christopher L. Johnston
                           H. Joseph Kennedy
                           Stephen Kittel
                           Michael W. Koenig
                           Ed Koontz
                           Christopher A. Layton
                           Michael H. Liss
                           Michael R. Manning
                           Martin J. McCaffrey
                           Maurice W. McKinney
                           Mark J. Miehl
                           Richard C. Mihm
                           Vincent T. Morrow
                           Alec H. Neilly
                           Thomas A. Peter III
                           Raleigh Peters
                           Robert F. Phillips
                           Richard A. Recker
                           Christopher Renwick
                           John Rogers
                           Brian S. Ronayne
                           Thomas S. Schinabeck
                           Edward J. Segura
                           Edward L. Smith
                           David W. Spears
                           John A. Staley
                           Colin B. Starks
                           Jeffrey A. Stewart
                           Kevin Stutz
                           Timothy A. Rosewicz
                           Greg Spralding
                           William C. Tustin
                           Paul A. Uhlman
                           Richard B. Watts
                           G. Walter Whalen
                           Patrick M. Wiethorn
                           Edward J. Wojnarowski
                           Michael P. Wolff
                           Scott F. Wright

Assistant Vice Presidents: Lisa Arcuri
                           Robert W. Bauman
                           Edward R. Bozek
                           Charles L. Davis, Jr.
                           Beth C. Dell
                           Jennifer Fetteroff
                           Renee L. Gebben
                           John T. Glickson
                           William Rose
                           Lynn Sherwood-Long

Treasurer:                    Denis McAuley, III

Assistant Secretaries:        Thomas R. Donahue
                              Timothy S. Johnson
                              Victor R. Siclari

The business address of each of the Officers of Federated Securities Corp. is
Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania
15222-3779.

         (c)     Not applicable

Item 28. Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the
Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promugated thereunder are maintained at one of the following locations:

Registrant
                                          Reed Smith LLP
                                          Investment and Asset Management Group
                                          (IAMG)
                                          Federated Investors Tower
                                          1001 Liberty Avenue
                                          Pittsburgh, PA 15222-3779
                                          (Notices should be sent to
the Agent for Service at                                                above
address)

                                          Federated Investors Funds
                                          5800 Corporate Drive
                                          Pittsburgh, PA 15237-7000

Federated Shareholder Services Company    P.O. Box 8600
("Transfer Agent and Dividend             Boston, MA 02266-8600
Disbursing Agent")

Federated Services Company                Federated Investors Tower
("Administrator")                         1001 Liberty Avenue
                                          Pittsburgh, PA 15222-3779

Federated Investment Management           Federated Investors Tower
Company ("Manager")                       1001 Liberty Avenue
                                          Pittsburgh, PA 15222-3779

Deutsche Asset Management, Inc.           130 Liberty Street
("Sub-Manager")                           New York, NY 10006

Bankers Trust                             31 West 52nd Street
Company ("Custodian")                     Mail Stop NYC09-0810
                                          New York, NY 10019

Item 29.   Management Services:  Not applicable.

Item 30.   Undertakings:

           Registrant hereby undertakes to comply with the provisions of
           Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the
Investment Company Act of 1940, the Registrant, FEDERATED INDEX TRUST,
certifies that it meets all of the requirements for effectiveness of this
Amendment to its Registration Statement pursuant to Rule 485 (b) under the
Securities Act of 1933 and has duly caused this Amendment to its Registration
Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 26thday of
December, 2002.
                              FEDERATED INDEX TRUST

                  BY: /s/ G. Andrew Bonnewell
                  G. Andrew Bonnewell, Assistant Secretary
                  Attorney in Fact for John F. Donahue
                  December 26, 2002

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                      TITLE                   DATE
By: /s/ G. Andrew Bonnewell   Attorney In Fact        December 26, 2002
    G. Andrew Bonnewell       For the Persons
    ASSISTANT SECRETARY       Listed Below

    NAME                            TITLE
John F. Donahue*                  Chairman and Trustee

J. Christopher Donahue*           President and Trustee
                                  (Principal Executive Officer)

Richard J. Thomas*                Treasurer
                                  (Principal Financial Officer)

Stephen F. Auth*                  Chief Investment Officer

Thomas G. Bigley*                 Trustee

John T. Conroy, Jr.*              Trustee

Nicholas P. Constantakis*         Trustee

John F. Cunningham*               Trustee

Lawrence D. Ellis, M.D.*          Trustee

Peter E. Madden*                  Trustee

Charles F. Mansfield, Jr.*        Trustee

John E. Murray, Jr.*              Trustee

Marjorie P. Smuts*                Trustee

John S. Walsh*                    Trustee
* By Power of Attorney